                             Nuveen Municipal Trust

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-07873

                             Nuveen Municipal Trust
--------------------------------------------------------------------------------
              (Exact name of registrant as specified in charter)


                               Nuveen Investments
                             333 West Wacker Drive
                               Chicago, IL 60606
--------------------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                               Jessica R. Droeger
                               Nuveen Investments
                             333 West Wacker Drive
                                Chicago, IL 60606
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

       Registrant's telephone number, including area code: (312 917-7700)
                                                           --------------

                      Date of fiscal year end: April 30th
                                               -----------

                      Date of reporting period: April 30th
                                               -----------

Form N-CSR is to be use by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30c-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure
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information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss.3507.

Nuveen Investments Tax-Free
Income Funds

Annual Report dated April 30, 2003

Dependable, tax-free income because It's not what you earn, it's what you keep.(R)



                              [PHOTOS APPEAR HERE]



Nuveen High Yield Municipal Bond Fund
Nuveen All-American Municipal Bond Fund
Nuveen Insured Municipal Bond Fund
Nuveen Intermediate Duration Municipal Bond Fund
Nuveen Limited Term Municipal Bond Fund






                               Nuveen Investments

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                               Nuveen Investments


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



"No one knows what the future will bring, which is why we think a well-balanced portfolio ... is an important component in achieving your long-term financial goals."

Dear Shareholder,

[PHOTO OF TIMOTHY R. SCHWERTFEGER APPEARS HERE]

Once again, I am pleased to report that over the most recent reporting period your Fund continued to provide you with attractive tax-free monthly income. For more specific information about the performance of your Fund, please see the Portfolio Manager's Comments and Fund Spotlight sections of this report.

With interest rates at historically low levels, many have begun to wonder whether interest rates will rise, and whether that possibility should cause them to adjust their fixed-income investments. No one knows what the future will bring, which is why we think a well-balanced portfolio that is structured and carefully monitored with the help of an investment professional is an important component in achieving your long-term financial goals. A well-diversified portfolio may actually help to reduce your overall investment risk, and we believe that municipal bond investments like your Nuveen Investments Fund can be important building blocks in a portfolio crafted to perform well through a variety of market conditions.

I'd also like to direct your attention to the inside front cover of this report, which explains the quick and easy process to begin receiving Fund reports like this via e-mail and the internet. Thousands of Nuveen Investments Fund shareholders already have signed-up, and they are getting their Fund information faster and more conveniently than ever. I urge you to consider joining them.

Since 1898, Nuveen Investments has offered financial products and solutions that incorporate careful research, diversification, and the application of conservative risk-management principles. We are grateful that you have chosen us as a partner as you pursue your financial goals. We look forward to continuing to earn your trust in the months and years ahead.

Sincerely,

Timothy R. Schwertfeger
Chairman of the Board

June 16, 2003

                             Annual Report | Page 1

Portfolio Managers' Comments

In the following discussion, portfolio managers John Miller, Tom Futrell, Tom O'Shaughnessy, Bill Fitzgerald, and Rick Huber examine economic and market conditions, key investment strategies, and the performance of the Funds.

John Miller, who has nine years of investment experience with Nuveen Investments, has managed the High Yield Fund since 2000. Tom Futrell has 20 years of investment experience and has managed the All-American Fund since January 2003. Tom O'Shaughnessy, who began managing the Insured Fund in January 2003, also has 20 years of investment experience. Bill Fitzgerald has 15 years of investment experience and has managed the Intermediate Duration Fund since January 2003. Rick Huber, manager of the Limited Term Fund since 1994, has 18 years of investment experience.

What factors had the greatest influence on the U.S. economy and the municipal market during this reporting period?

We believe the most influential factors affecting the performance of the U.S. economy and the municipal market over this reporting period continued to be the slow pace of economic growth and interest rates that remained near 40-year lows. In addition, continued geopolitical concerns, centering on Iraq and the ongoing threat of terrorism, also had an impact.

In the municipal market, the sluggish economic recovery and a general lack of inflationary pressures created conditions that helped many bonds, especially insured and higher-rated bonds, perform well. After a record issuance of $357 billion in calendar year 2002, municipal bond new issue supply nationwide remained strong during the first months of 2003. More than $113.5 billion in new municipal bonds were issued in the first four months of this year, up 21% over the same period in 2002. Despite this increase in supply, the firm or rising bond prices seen over much of this reporting period indicates that demand for municipal bonds also remained strong.

How did these Funds perform during the twelve months ended April 30, 2003?

The table on page 3 provides performance information for the Class A shares of each Fund, as well as a comparison of each Fund's performance with its corresponding Lipper peer group average and relevant Lehman Brothers index.


What strategies were used to manage these Funds during the twelve months ended April 30, 2003, and how did these strategies impact performance over this period?

For each of the five Funds, we continued to follow the same disciplined, research-driven investment approach that we use for every Nuveen fixed-income fund. But while all the Funds were managed according to these basic, fundamental principals, there were a number of individual circumstances and decisions that directly affected each Fund's performance over the twelve months ended April 30, 2003.

Nuveen High Yield Municipal Bond Fund

The High Yield Fund's strong performance relative to its Lehman benchmark resulted in part from an advantageous duration and credit quality position when compared with the index. During periods of falling interest rates, as was the case during much of this reporting period, an investment with a longer duration often will have an advantage over an investment with a shorter duration. As of April 30, 2003, the High Yield Fund had a duration of 7.72, compared with 6.88 for the Lehman High Yield Municipal Bond Index. In addition, as noted earlier, higher-rated bonds generally performed very well over this reporting period. As of April 30, 2003, 30% of the Fund's portfolio carried an investment-grade rating, while the Lehman index consists entirely of bonds rated below investment-grade.

Another driver of the Fund's strong performance relative to the Lehman index was a decision to limit the Fund's investment in airline-backed and tobacco-securitized bonds. Both of these sectors performed poorly over portions of the reporting period. As of April 30, 2003, only 2 percent of the Fund's assets were in airline bonds, and just 3 percent were in tobacco settlement bonds.

Over the twelve-month reporting period, we continued to focus on finding what we believed to be the most

The views expressed reflect those of the portfolio managers and are subject to change at any time, based on market and other conditions.

                             Annual Report | Page 2

Class A Shares--
One-Year Total Returns as of 4/30/03
--------------------------------------------------------------------------------
Nuveen High Yield Municipal Bond Fund/1/                                   5.56%
Lipper High Yield Municipal Debt Funds
category average/2/                                                        4.45%
Lehman Brothers High Yield Municipal Bond Index/3/                       - 0.42%
--------------------------------------------------------------------------------
Nuveen All-American Municipal Bond Fund/1/                                 6.54%
Lipper General Municipal Debt Funds
category average/4/                                                        7.25%
Lehman Brothers Municipal Bond Index/5/                                    8.49%
--------------------------------------------------------------------------------
Nuveen Insured Municipal Bond Fund/1/                                      8.80%
Lipper Insured Municipal Debt Funds
category average/6/                                                        8.31%
Lehman Brothers Insured Municipal Bond Index/7/                            9.42%
--------------------------------------------------------------------------------
Nuveen Intermediate Duration Municipal Bond Fund/1/                        5.85%
Lipper General Municipal Debt Funds
category average/4/                                                        7.25%
Lehman Brothers 7-Year Municipal Bond Index/8/                             8.43%
--------------------------------------------------------------------------------
Nuveen Limited Term Municipal Bond Fund1                                   5.52%
Lipper Short-Intermediate Municipal Debt Funds
category average/9/                                                        5.59%
Lehman Brothers 5-Year Municipal Bond Index/10/                            7.65%
--------------------------------------------------------------------------------

attractive high yield opportunities. As of April 30, 2003, nearly 50 percent of the Fund's portfolio was invested in four areas:

Healthcare. Despite the growth and aging of the U.S. population, few new hospitals have been built in recent years, and we think the utilization and capacity rates of many existing facilities may continue to improve. This is an area that we believe requires careful analysis, and we took advantage of Nuveen's in-house research capabilities to identify several investments that performed well over the reporting period. One example was revenue bonds issued for the HealthEast Project in St. Paul, Minnesota. Besides offering an attractive income stream, these bonds benefited from the gradual improvement of the issuer's finances. Their price on April 30, 2003, was $96.3 (based on $100 par), compared with $92.1 on April 30, 2002. This resulted in an 11.92% total return on this security for the period.

Tax-increment financing (TIF). We were attracted to TIF bonds, a type of real estate obligation, because of the bonds' senior status relative to other mortgage debt. In addition, TIF bonds often tend to improve in quality as their financial obligations transfer from developers to property owners over time. Our investment focus continued to be on single-family housing projects. One successful TIF investment made during the period was in bonds issued for Mount Hope Bay Village in Tiverton, Rhode Island. This project involved an attractive piece of oceanfront property that we believe will continue to be highly sought-after by homeowners.

Utilities. Utilities remained a focal point for us because they represent an essential industry. In our opinion, utilities have been dealing with a temporary period of oversupply, leading to the sector's recent significant volatility. We believe this volatility may eventually decrease and that attractive opportunities may continue to surface. During the Fund's reporting period, we benefited from a November 2002 purchase of bonds backed by revenues of Texas Utilities. The bonds had previously underperformed because of concerns about

 1 Performance figures are for Class A shares at net asset value as of April
   30, 2003. Current performance may be more or less than the performance shown.

 2 The Lipper peer group returns represent the average annualized total return of the 72 funds in the Lipper High Yield Municipal Debt Funds category for the one-year period ended April 30, 2003. The returns assume reinvestment of dividends and do not reflect any applicable sales charges.

 3 The Lehman Brothers High Yield Municipal Bond Index is an unmanaged index composed of municipal bonds rated below BBB/Baa and does not reflect any initial or ongoing expenses. An index is not available for direct investment.

 4 The Lipper peer group returns represent the average annualized total return of the 293 funds in the Lipper General Municipal Debt Funds category for the one-year period ended April 30, 2003. The returns assume reinvestment of dividends and do not reflect any applicable sales charges.

 5 The Lehman Brothers Municipal Bond Index is an unmanaged index composed of a broad range of investment-grade municipal bonds and does not reflect any initial or ongoing expenses. An index is not available for direct investment.

 6 The Lipper peer group returns represent the average annualized total return of the 49 funds in the Lipper Insured Municipal Debt Funds category for the one-year period ended April 30, 2003. The returns assume reinvestment of dividends and do not reflect any applicable sales charges.

 7 The Lehman Brothers Insured Municipal Bond Index is an unmanaged index composed of all the insured bonds in the Lehman Brothers Municipal Bond Index with a maturity of at least one year and ratings of Aaa/AAA. An index is not available for direct investment.

 8 The Lehman Brothers 7-Year Municipal Bond Index is an unmanaged index composed of a broad range of investment-grade municipal bonds and does not reflect any initial or ongoing expenses. This index more closely compares to the duration of the bonds in the Fund's portfolio. An index is not available for direct investment.

 9 The Lipper peer group returns represent the average annualized total return of the 31 funds in the Lipper Short-Intermediate Municipal Debt Funds category for the one-year period ended April 30, 2003. The returns assume reinvestment of dividends and do not reflect any applicable sales charges.

10 The Lehman Brothers 5-Year Municipal Bond Index is an unmanaged index composed of a broad range of investment-grade municipal bonds and does not reflect any initial or ongoing expenses. This index more closely compares to the duration of the bonds in the Fund's portfolio. An index is not available for direct investment.

                             Annual Report | Page 3
the company's European operations. After Texas Utilities divested itself of its foreign subsidiary and concentrated on core operations, investors returned to the bonds and bid up their price.

Charter schools. Charter schools are state-sanctioned education institutions that can operate more independently than a typical public school. Many investors have been wary of buying charter school bonds because of the risk that underperforming schools may lose their charter. We believe, however, that such apprehension may create the opportunity to be well compensated for choosing to invest in the right securities. During the reporting period, we continued to be attracted to bonds in Colorado because of the state's increasingly strong financial support of the charter school movement. Several of the Fund's holdings, including bonds issued by Boulder County's Peak to Peak Charter School Project and Weld County's Frontier Academy Project, continued to perform well.

Nuveen All-American Municipal Bond Fund

For the twelve-month period, this Fund produced a total return that was under its Lipper peer group average, and trailed the Lehman index return by about 200 basis points. The Fund's underperformance relative to the index was due primarily to the Fund's shorter duration. As noted in the High Yield Bond Fund review, a longer duration investment generally has an advantage over a shorter duration investment during periods of falling interest rates, such as the twelve-month reporting period. As of April 30, 2003, the duration of the comparable Lehman index was 7.84, compared with 6.64 for the All-American Fund.

Throughout the twelve-month reporting period, our goal was to provide an attractive yield and return while positioning the Fund to be ready for an eventual rise in general interest rates. As a result, we sought to raise our weighting in higher-rated securities, and decrease the portfolio's ownership of lower-rated credits, especially airline and tobacco-securitization bonds. As this transition was taking place, the Fund's holdings of airline and tobacco bonds hurt overall performance during the reporting period. By April 30, 2003, the Fund's weighting in AAA-rated/U.S. guaranteed stood at 44 percent, compared with 33 percent one year earlier. By contrast, investments in BBB-rated securities fell to 14 percent from 35 percent over the twelve-month period.

With current rates at historically low levels, we increasingly sought to buy long-intermediate bonds, especially those that mature in approximately 15 to 20 years. While this strategy caused the Fund's duration to stay shorter than that of the Lehman index, we believed these long-intermediate bonds offered the best combination of attractive current yield and reduced interest rate risk as we prepared for the uncertain period ahead.

Nuveen Insured Municipal Bond Fund

With many investors concerned about credit quality, insured municipal securities continued to fare very well during the twelve-month reporting period. As the period progressed and the Fund's holdings continued to provide very attractive returns, we continued to also keep our focus on managing the portfolio's risks. Because each bond held in the portfolio is backed by AAA-rated insurers or by an escrow or trust account containing U.S. government or U.S. government agency securities, the Fund does not have meaningful credit risk. However, we did seek to reduce interest-rate risk by looking to maintain the Fund's already relatively short duration. As of April 30, 2003, the Fund's duration was 5.35. The Lehman index's duration on April 30, 2003, was 8.63, and in the falling interest rate environment of the twelve-month period, this explains the Fund's underperformance relative to the index.

In addition to interest rate risk, we also focused on reducing call risk. Bond calls often increase in a low interest rate environment, and calls of relatively high coupon bonds from the portfolio can decrease the Fund's income over time. We continued to adjust the portfolio as attractive opportunities arose as we worked to limit that portion of the portfolio subject to calls in any given calendar year.

Finally, the strong recent performance of insured municipal bonds over the reporting period made it especially important that we try to minimize capital gains distributions for our shareholders. Whenever possible, we sought to avoid unnecessary turnover of significantly appreciated bonds that would have resulted in capital gains tax exposure for our shareholders.

                             Annual Report | Page 4

Nuveen Intermediate Duration Municipal Bond Fund

As the name implies, we manage the Intermediate Duration Fund to maintain a much shorter average duration than many of the Funds in the Lipper General Municipal Debt Funds peer group. Given the falling interest rate environment, it is not surprising that the Fund, with a duration on April 30, 2003, of 4.04, under-performed its longer-term Lipper group cousins. The Fund's duration was also well under the Lehman index's 5.42, which explains much of the underperformance relative to this benchmark.

Throughout the twelve-month period, we tried to position the Fund defensively in order to prepare for a potential rise in interest rates. With nearly a fifth of the Fund's holdings scheduled to mature or become eligible to be called in the next few years, we sought to sell some of these holdings and reinvested the proceeds into bonds maturing in approximately 10-20 years - an intermediate part of the yield curve that we thought represented the most compelling relative values. This helped us manage the Fund's duration by balancing our position in callable securities with very short durations with longer maturity bonds that also had longer durations. As these shorter-term bonds left the portfolio through call or sale, we adjusted our holdings of longer maturity securities to maintain the Fund's duration.

As we moved through this twelve-month reporting period, we increased the Fund's holdings of high-quality AAA-rated/U.S. guaranteed bonds to 54 percent of the portfolio as of April 30, 2003, up from 45 percent a year earlier. When we made new purchases, we often looked for opportunities in the healthcare and public power areas, while we de-emphasized higher education and industrial development bonds.

Nuveen Limited Term Municipal Bond Fund

For the twelve-month period ended April 30, 2003, the Fund's total return was in line with its Lipper peer group average, and below that of the Lehman index. This underperformance relative to the Lehman index resulted from several factors, including the generally less robust returns of lower-rated investment-grade bonds over this period when compared with the returns of AAA-rated bonds. In addition, the Fund held several airline-backed bonds that did not perform well over the reporting period.

Throughout the reporting period, we sought to maintain the Fund's yield in an environment in which interest rates were generally falling. Accordingly, we overweighted bonds due to mature in approximately seven years - the segment of our investment universe that, in our opinion, represented the best tradeoff between reward and risk.

The Fund received significant cash inflows during the twelve-month period as new investors added money to the Fund. Looking to invest these assets, we began to increase the portfolio's overall credit quality. We added to the Fund's weighting in AAA-rated/ U.S. guaranteed securities, which represented 41 percent of the portfolio as of April 30, 2003.

We also managed the Fund's exposure to a variety of sectors. For example, we decreased our position in healthcare bonds to 12 percent by the end of the reporting period from 18 percent when the period began. At the same time, the Fund's utility investments jumped to 25 percent on April 30, 2003, from 22 percent on April 30, 2002. New investments in this sector focused on bonds backed by companies which concentrated on core energy generation and distribution businesses, as opposed to riskier enterprises such as power marketing.

What is your outlook for the national municipal market and the Funds?

With interest rates at their lowest levels in more than 40 years, we increasingly have been positioning the portfolios for the possibility that interest rates may begin to rise at some point in the future. Nevertheless, with the economy still sluggish and inflation well under control, rates could stay low for some time, and we are determined to take as much advantage as we can of the current beneficial conditions.

No matter what happens in the municipal market, we will continue to rely on Nuveen's capable research team and seek to find quality securities that we believe will perform well and continue to make these Funds attractive investments in the future.

                             Annual Report | Page 5

    Nuveen High Yield Municipal Bond Fund
    Growth of an Assumed $10,000 Investment/1,2/
    Since Inception


[MOUNTAIN CHART APPEARS HERE]

                                                       Lehman Brothers
      Nuveen High Yield      Nuveen High Yield         High Yield
      Municipal Bond Fund    Municipal Bond Fund       Municipal Bond
      (Offer) $12,282        (NAV) $12,820             Index $11,057
4/99         $ 9,580               $10,000               $10,000

4/00         $ 9,543               $ 9,961               $ 9,783

4/01         $10,589               $11,054               $10,654

4/02         $11,759               $12,274               $11,145

4/03         $12,281               $12,820               $11,057


    Nuveen All-American Municipal Bond Fund
    10-Year Growth of an Assumed $10,000 Investment/1,3/

      Nuveen All-American
      Municipal Bond Fund          Nuveen All-American Municipal   Lehman Brothers Municipal
      (Offer) $16,873              Bond Fund (NAV) $17,613         Bond Index $18,772

4/93         $ 9,580                      $10,000                       $10,000

4/95         $10,428                      $10,885                       $10,895

4/97         $12,148                      $12,681                       $12,649

4/99         $14,238                      $14,862                       $14,786

4/01         $14,854                      $15,505                       $16,171

4/03         $16,873                      $17,613                       $18,772


The graphs do not reflect the deduction of taxes such as state and local income taxes or capital gains taxes, that a shareholder may pay on Fund distributions or the redemption of shares.

 1 The Index Comparison shows the change in value of a $10,000 investment in the Class A shares of the Nuveen Fund compared with the corresponding Lehman Brothers Municipal Index. The Nuveen Fund return at offer depicted in the chart reflects the initial maximum sales charge of 4.2% applicable to A shares and all ongoing fund expenses. The performance data quoted represents past performance, which is not indicative of future results. Current performance may be more or less than the performance shown.

 2 The Lehman Brothers High Yield Municipal Bond Index is an unmanaged index comprised of municipal bonds rated below BBB/Baa and does not reflect any initial or ongoing expenses. An index is not available for direct investment.

 3 The Lehman Brothers Municipal Bond Index is an unmanaged index comprised of a broad range of investment-grade municipal bonds and does not reflect any initial or ongoing expenses. An index is not available for direct investment.

                             Annual Report | Page 6

     Nuveen Insured Municipal Bond Fund
     10-Year Growth of an Assumed $10,000 Investment/1,2/

[MOUNTAIN CHART APPEARS HERE]

     Nuveen Insured Municipal       Nuveen Insured Municipal  Lehman Brothers Insured
     Bond Fund (Offer) $16,772      Bond Fund (NAV) $17,508   Municipal Bond Index $18,908

4/93         $ 9,580                         $10,000               $10,000

4/95         $10,369                         $10,824               $10,895

4/97         $11,797                         $12,314               $12,520

4/99         $13,690                         $14,291               $14,720

4/01         $14,721                         $15,366               $16,281

4/03         $16,772                         $17,508               $18,908


     Nuveen Intermediate Duration Municipal Bond Fund
     10-Year Growth of an Assumed $10,000 Investment/1,3/

     Nuveen Intermediate Duration          Nuveen Intermediate Duration         Lehman Brothers 7-Year
     Municipal Bond Fund (Offer) $16,503   Municipal Bond Fund (NAV) $17,013    Municipal Bond Index $18,145
4/93           $ 4,700                                $10,000                          $10,000

4/95           $10,513                                $10,838                          $10,913

4/97           $11,940                                $12,309                          $12,370

4/99           $13,833                                $14,261                          $14,248

4/01           $14,772                                $15,229                          $15,610

4/03           $16,503                                $17,013                          $18,145

The graphs do not reflect the deduction of taxes such as state and local income taxes or capital gains taxes, that a shareholder may pay on Fund distributions or the redemption of shares.

 1 The Index Comparison shows the change in value of a $10,000 investment in the Class A shares of the Nuveen Fund compared with the corresponding Lehman Brothers Municipal Index. The Nuveen Fund return at offer depicted in the chart reflects the initial maximum sales charge of 4.2% for the Nuveen Insured Municipal Bond Fund and 3.0% for the Nuveen Intermediate Duration Municipal Bond Fund applicable to A shares and all ongoing fund expenses. The performance data quoted represents past performance, which is not indicative of future results. Current performance may be more or less than the performance shown.

 2 The Lehman Brothers Insured Municipal Bond Index is an unmanaged index comprised of all the insured bonds in the Lehman Brothers Municipal Bond Index with a maturity of at least one year and ratings of Aaa/AAA and does not reflect any initial or ongoing expenses. An index is not available for direct investment.

 3 The Lehman Brothers 7-Year Municipal Bond Index is an unmanaged index comprised of a broad range of investment-grade municipal bonds with an approximate maturity of 7 years and does not reflect any initial or ongoing expenses. An index is not available for direct investment.

                             Annual Report | Page 7

     Nuveen Limited Term Municipal Bond Fund
     10-Year Growth of an Assumed $10,000 Investment/1,2/

[MOUNTAIN CHART APPEARS HERE]

     Nuveen Limited Term Municipal   Nuveen Limited Term Municipal  Lehman Brothers 5-Year
     Bond Fund (Offer) $15,603       Bond Fund (NAV) $16,003        Municipal Bond Index $17,430

4/93           $ 9,750                       $10,000                      $10,000

4/95           $10,468                       $10,737                      $10,862

4/97           $11,627                       $11,925                      $12,149

4/99           $13,094                       $13,429                      $13,810

4/01           $14,010                       $14,370                      $15,117

4/03           $15,603                       $16,003                      $17,430


The graph does not reflect the deduction of taxes such as state and local income taxes or capital gains taxes, that a shareholder may pay on Fund distributions or the redemption of shares.

 1 The Index Comparison shows the change in value of a $10,000 investment in the Class A shares of the Nuveen Fund compared with the corresponding Lehman Brothers Municipal Index. The Nuveen Fund return at offer depicted in the chart reflects the initial maximum sales charge of 2.50% applicable to A shares and all ongoing fund expenses. The performance data quoted represents past performance, which is not indicative of future results. Current performance may be more or less than the performance shown.

 2 The Lehman Brothers 5-Year Municipal Bond Index is an unmanaged index comprised of a broad range of investment-grade municipal bonds with an approximate maturity of 5 years and does not reflect any initial or ongoing expenses. An index is not available for direct investment.

                             Annual Report | Page 8

--------------------------------------------------------------------------------
Fund Spotlight as of 4/30/03               Nuveen High Yield Municipal Bond Fund
================================================================================

Quick Facts

                                 A Shares     B Shares     C Shares     R Shares
--------------------------------------------------------------------------------
NAV                                $19.67       $19.65       $19.66       $19.67
--------------------------------------------------------------------------------
Latest Monthly Dividend/1/        $0.1030      $0.0905      $0.0940      $0.1065
--------------------------------------------------------------------------------
Latest Capital Gain/2/            $0.0514      $0.0514      $0.0514      $0.0514
--------------------------------------------------------------------------------
Inception Date                    6/07/99      6/07/99      6/07/99      6/07/99
--------------------------------------------------------------------------------
Average Annual Total Returns
as of 4/30/03/3/

A Shares                               NAV       Offer
------------------------------------------------------
1-Year                               5.56%       1.14%
------------------------------------------------------
Since Inception                      5.80%       4.64%
------------------------------------------------------
B Shares                          w/o CDSC      w/CDSC
------------------------------------------------------
1-Year                               4.73%       0.77%
------------------------------------------------------
Since Inception                      5.01%       4.34%
------------------------------------------------------
C Shares                               NAV
------------------------------------------------------
1-Year                               4.94%
------------------------------------------------------
Since Inception                      5.22%
------------------------------------------------------
R Shares                               NAV
------------------------------------------------------
1-Year                               5.73%
------------------------------------------------------
Since Inception                      6.00%
------------------------------------------------------

Tax-Free Yields

A Shares                               NAV       Offer
------------------------------------------------------
Market Yield/4/                      6.28%       6.02%
------------------------------------------------------
SEC 30-Day Yield                     5.08%       4.87%
------------------------------------------------------
Taxable-Equivalent Yield/5/          7.26%       6.96%
------------------------------------------------------
B Shares                               NAV
------------------------------------------------------
Market Yield/4/                      5.53%
------------------------------------------------------
SEC 30-Day Yield                     4.56%
------------------------------------------------------
Taxable-Equivalent Yield/5/          6.51%
------------------------------------------------------
C Shares                               NAV
------------------------------------------------------
Market Yield/4/                      5.74%
------------------------------------------------------
SEC 30-Day Yield                     4.76%
------------------------------------------------------
Taxable-Equivalent Yield/5/          6.80%
------------------------------------------------------
R Shares                               NAV
------------------------------------------------------
Market Yield/4/                      6.50%
------------------------------------------------------
SEC 30-Day Yield                     5.52%
------------------------------------------------------
Taxable-Equivalent Yield/5/          7.89%
------------------------------------------------------

Average Annual Total Returns
as of 3/31/03/3/
A Shares                               NAV       Offer
------------------------------------------------------
1-Year                               5.98%       1.50%
------------------------------------------------------
Since Inception                      5.71%       4.54%
------------------------------------------------------
B Shares                          w/o CDSC      w/CDSC
------------------------------------------------------
1-Year                               5.19%       1.21%
------------------------------------------------------
Since Inception                      4.92%       4.23%
------------------------------------------------------

C Shares                               NAV
------------------------------------------------------
1-Year                               5.35%
------------------------------------------------------
Since Inception                      5.13%
------------------------------------------------------
R Shares                               NAV
------------------------------------------------------
1-Year                               6.20%
------------------------------------------------------
Since Inception                      5.92%
------------------------------------------------------

[PIE CHART APPEARS HERE]

Bond Credit Quality/6/

                 AAA/U.S. Guaranteed                4%
------------------------------------------------------
                 AA                                 2%
------------------------------------------------------
                 A                                  7%
------------------------------------------------------
                 BBB                               17%
------------------------------------------------------
                 NR                                40%
------------------------------------------------------
                 BB or Lower                       30%
------------------------------------------------------

Top Five Sectors/6/

Tax Obligation/Limited                             25%
------------------------------------------------------
Utilities                                          23%
------------------------------------------------------
Healthcare                                         15%
------------------------------------------------------
Materials                                          10%
------------------------------------------------------
Transportation                                      5%
------------------------------------------------------

Portfolio Statistics

Fund Net Assets ($000)                        $202,255
------------------------------------------------------
Average Effective Maturity (Years)               20.07
------------------------------------------------------
Duration                                          7.72
------------------------------------------------------

--------------------------------------------------------------------------------
Returns are historical and do not guarantee future performance. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Performance of classes will differ. For additional information, please see the Fund prospectus. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. Income is generally exempt from regular federal income taxes. Some income may be subject to state and local taxes and to the federal alternative minimum tax. Capital gains, if any, are subject to tax.

1 Paid May 1, 2003. This is the latest monthly tax-exempt dividend declared during the period ended April 30, 2003.

2 Paid December 4, 2002. Capital gains and/or ordinary income distributions are subject to federal taxation.

3 Returns reflect differences in sales charges and expenses among share classes, which are primarily differences in distribution and service fees. Class A shares have a 4.2% maximum sales charge. Class B shares have a contingent deferred sales charge (CDSC), also known as a back-end sales charge, that begins at 5% for redemptions during the first year after purchase and declines periodically to 0% over the following five years. Class B shares automatically convert to Class A shares eight years after purchase. Class C shares have a 1% CDSC for redemptions within less than one year, which is not reflected in the one-year total return.

4 The Market Yield is an investment's current annualized dividend divided by its current offering price while the SEC 30-Day Yield is a standardized measure of a fund's yield that accounts for the future amortization of premiums or discounts of bonds held in the fund's portfolio.

5    Based on the SEC 30-Day Yield and a federal income tax rate of 30%.

6 As a percentage of total holdings as of April 30, 2003. Holdings are subject to change.


                             Annual Report | Page 9

Fund Spotlight as of 4/30/03             Nuveen All-American Municipal Bond Fund
================================================================================

Quick Facts

                                 A Shares     B Shares     C Shares     R Shares
--------------------------------------------------------------------------------
NAV                                $10.94       $10.95       $10.93       $10.96
--------------------------------------------------------------------------------
Latest Monthly Dividend/1/        $0.0475      $0.0405      $0.0425      $0.0490
--------------------------------------------------------------------------------
Latest Capital Gain/2/            $0.0001      $0.0001      $0.0001      $0.0001
--------------------------------------------------------------------------------
Inception Date                   10/03/88      2/05/97      6/02/93      2/06/97
--------------------------------------------------------------------------------

Average Annual Total Returns
as of 4/30/03/3/

A Shares                               NAV       Offer
------------------------------------------------------
1-Year                               6.54%       2.11%
------------------------------------------------------
5-Year                               4.71%       3.81%
------------------------------------------------------
10-Year                              5.83%       5.38%
------------------------------------------------------

B Shares                          w/o CDSC      w/CDSC
------------------------------------------------------
1-Year                               5.73%       1.73%
------------------------------------------------------
5-Year                               3.92%       3.76%
------------------------------------------------------
10-Year                              5.28%       5.28%
------------------------------------------------------

C Shares                               NAV
------------------------------------------------------
1-Year                               5.94%
------------------------------------------------------
5-Year                               4.13%
------------------------------------------------------
10-Year                              5.24%
------------------------------------------------------

R Shares                               NAV
------------------------------------------------------
1-Year                               6.71%
------------------------------------------------------
5-Year                               4.94%
------------------------------------------------------
10-Year                              5.96%
------------------------------------------------------

Tax-Free Yields
A Shares                               NAV       Offer
------------------------------------------------------
Market Yield/4/                      5.21%       4.99%
------------------------------------------------------
SEC 30-Day Yield                     4.09%       3.92%
------------------------------------------------------
Taxable-Equivalent Yield/5/          5.84%       5.60%
------------------------------------------------------

B Shares                               NAV
------------------------------------------------------
Market Yield/4/                      4.44%
------------------------------------------------------
SEC 30-Day Yield                     3.52%
------------------------------------------------------
Taxable-Equivalent Yield/5/          5.03%
------------------------------------------------------

C Shares                               NAV
------------------------------------------------------
Market Yield/4/                      4.67%
------------------------------------------------------
SEC 30-Day Yield                     3.72%
------------------------------------------------------
Taxable-Equivalent Yield/5/          5.31%
------------------------------------------------------

R Shares                               NAV
------------------------------------------------------
Market Yield/4/                      5.36%
------------------------------------------------------
SEC 30-Day Yield                     4.47%
------------------------------------------------------
Taxable-Equivalent Yield/5/          6.39%
------------------------------------------------------

Average Annual Total Returns
as of 3/31/03/3/

A Shares                               NAV       Offer
------------------------------------------------------
1-Year                               7.05%       2.56%
------------------------------------------------------
5-Year                               4.36%       3.47%
------------------------------------------------------
10-Year                              5.85%       5.40%
------------------------------------------------------

B Shares                          w/o CDSC      w/CDSC
------------------------------------------------------
1-Year                               6.23%       2.23%
------------------------------------------------------
5-Year                               3.59%       3.42%
------------------------------------------------------
10-Year                              5.31%       5.31%
------------------------------------------------------

C Shares                               NAV
------------------------------------------------------
1-Year                               6.54%
------------------------------------------------------
5-Year                               3.80%
------------------------------------------------------
10-Year                              5.26%
------------------------------------------------------

R Shares                               NAV
------------------------------------------------------
1-Year                               7.32%
------------------------------------------------------
5-Year                               4.58%
------------------------------------------------------
10-Year                              5.99%
------------------------------------------------------

Bond Credit Quality/6/

[PIE CHART APPEARS HERE]

AAA/U.S. Guaranteed    44%
AA                     13%
A                      19%
BBB                    14%
NR                      7%
BB or Lower             3%

Top Five Sectors/6/
Utilities                                          19%
------------------------------------------------------
U.S. Guaranteed                                    16%
------------------------------------------------------
Healthcare                                         15%
------------------------------------------------------
Transportation                                      9%
------------------------------------------------------
Tax Obligation/Limited                              7%
------------------------------------------------------

Portfolio Statistics
Fund Net Assets ($000)                        $351,057
------------------------------------------------------
Average Effective Maturity (Years)               16.40
------------------------------------------------------
Duration                                          6.64
------------------------------------------------------

Returns are historical and do not guarantee future performance. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Performance of classes will differ. For additional information, please see the Fund prospectus. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. Income is generally exempt from regular federal income taxes. Some income may be subject to state and local taxes and to the federal alternative minimum tax. Capital gains, if any, are subject to tax.

 1 Paid May 1, 2003. This is the latest monthly tax-exempt dividend declared during the period ended April 30, 2003.

 2 Paid December 4, 2002. Capital gains and/or ordinary income distributions are subject to federal taxation.

 3 Class A share returns are actual. Class B, C and R share returns are actual for the period since class inception; returns prior to class inception are Class A share returns adjusted for differences in sales charges and (in the case of Classes B and C) expenses, which are primarily differences in distribution and service fees. Class A shares have a 4.2% maximum sales charge. Class B shares have a contingent deferred sales charge (CDSC), also known as a back-end sales charge, that begins at 5% for redemptions during the first year after purchase and declines periodically to 0% over the following five years. Class B shares automatically convert to Class A shares eight years after purchase. Class C shares have a 1% CDSC for redemptions within less than one year, which is not reflected in the one-year total return.

 4 The Market Yield is an investment's current annualized dividend divided by its current offering price while the SEC 30-Day Yield is a standardized measure of a fund's yield that accounts for the future amortization of premiums or discounts of bonds held in the fund's portfolio.

 5 Based on the SEC 30-Day Yield and a federal income tax rate of 30%.

 6 As a percentage of total holdings as of April 30, 2003. Holdings are subject to change.

                            Annual Report | Page 10

--------------------------------------------------------------------------------
Fund Spotlight as of 4/30/03                  Nuveen Insured Municipal Bond Fund
================================================================================

Quick Facts

                                   A Shares     B Shares    C Shares    R Shares
--------------------------------------------------------------------------------
NAV                                  $11.19       $11.20      $11.11      $11.16
--------------------------------------------------------------------------------
Latest Monthly Dividend/1/          $0.0425      $0.0355     $0.0370     $0.0440
--------------------------------------------------------------------------------
Inception Date                      9/06/94      2/05/97     9/07/94    12/22/86
--------------------------------------------------------------------------------

Average Annual Total Returns
as of 4/30/03/2/

A Shares                                 NAV                               Offer
--------------------------------------------------------------------------------
1-Year                                 8.80%                               4.25%
--------------------------------------------------------------------------------
5-Year                                 5.45%                               4.55%
--------------------------------------------------------------------------------
10-Year                                5.76%                               5.31%
--------------------------------------------------------------------------------

B Shares                            w/o CDSC                              w/CDSC
--------------------------------------------------------------------------------
1-Year                                 8.07%                               4.07%
--------------------------------------------------------------------------------
5-Year                                 4.68%                               4.51%
--------------------------------------------------------------------------------
10-Year                                5.13%                               5.13%
--------------------------------------------------------------------------------

C Shares                                 NAV
--------------------------------------------------------------------------------
1-Year                                 8.31%
--------------------------------------------------------------------------------
5-Year                                 4.91%
--------------------------------------------------------------------------------
10-Year                                5.06%
--------------------------------------------------------------------------------

R Shares                                 NAV
--------------------------------------------------------------------------------
1-Year                                 9.10%
--------------------------------------------------------------------------------
5-Year                                 5.68%
--------------------------------------------------------------------------------
10-Year                                5.97%
--------------------------------------------------------------------------------

Tax-Free Yields

A Shares                                 NAV                               Offer
--------------------------------------------------------------------------------
Market Yield/3/                        4.56%                               4.37%
--------------------------------------------------------------------------------
SEC 30-Day Yield                       2.66%                               2.55%
--------------------------------------------------------------------------------
Taxable-Equivalent Yield/4/            3.80%                               3.64%
--------------------------------------------------------------------------------

B Shares                                 NAV
--------------------------------------------------------------------------------
Market Yield/3/                        3.80%
--------------------------------------------------------------------------------
SEC 30-Day Yield                       2.03%
--------------------------------------------------------------------------------
Taxable-Equivalent Yield/4/            2.90%
--------------------------------------------------------------------------------

C Shares                                 NAV
--------------------------------------------------------------------------------
Market Yield/3/                        4.00%
--------------------------------------------------------------------------------
SEC 30-Day Yield                       2.23%
--------------------------------------------------------------------------------
Taxable-Equivalent Yield/4/            3.19%
--------------------------------------------------------------------------------

R Shares                                 NAV
--------------------------------------------------------------------------------
Market Yield/3/                        4.73%
--------------------------------------------------------------------------------
SEC 30-Day Yield                       2.97%
--------------------------------------------------------------------------------
Taxable-Equivalent Yield/4/            4.24%
--------------------------------------------------------------------------------

Average Annual Total Returns
as of 3/31/03/2/

A Shares                                 NAV                               Offer
--------------------------------------------------------------------------------
1-Year                                 9.56%                               4.93%
--------------------------------------------------------------------------------
5-Year                                 5.15%                               4.25%
--------------------------------------------------------------------------------
10-Year                                5.82%                               5.36%
--------------------------------------------------------------------------------

B Shares                            w/o CDSC                              w/CDSC
--------------------------------------------------------------------------------
1-Year                                 8.73%                               4.73%
--------------------------------------------------------------------------------
5-Year                                 4.36%                               4.19%
--------------------------------------------------------------------------------
10-Year                                5.18%                               5.18%
--------------------------------------------------------------------------------

C Shares                                 NAV
--------------------------------------------------------------------------------
1-Year                                 8.98%
--------------------------------------------------------------------------------
5-Year                                 4.57%
--------------------------------------------------------------------------------
10-Year                                5.11%
--------------------------------------------------------------------------------

R Shares                                 NAV
--------------------------------------------------------------------------------
1-Year                                 9.77%
--------------------------------------------------------------------------------
5-Year                                 5.34%
--------------------------------------------------------------------------------
10-Year                                6.01%
--------------------------------------------------------------------------------

Bond Credit Quality/5/

                            [PIE CHART APPEARS HERE]
Insured                                                                      74%
--------------------------------------------------------------------------------
Insured and U.S. Guaranteed                                                  23%
--------------------------------------------------------------------------------
U.S. Guaranteed                                                               3%
--------------------------------------------------------------------------------

The Fund features a portfolio of primarily investment-grade, long-term municipal securities. These securities are covered by insurance guaranteeing the timely payment of principal and interest, or by an escrow or trust account containing enough U.S. government or U.S. government agency securities to ensure timely payment of principal and interest.

Top Five Sectors/5/
U.S. Guaranteed                                                              26%
--------------------------------------------------------------------------------
Tax Obligation/General                                                       12%
--------------------------------------------------------------------------------
Transportation                                                               11%
--------------------------------------------------------------------------------
Tax Obligation/Limited                                                       10%
--------------------------------------------------------------------------------
Healthcare                                                                   10%
--------------------------------------------------------------------------------

Portfolio Statistics

Fund Net Assets ($000)                                                  $950,056
--------------------------------------------------------------------------------
Average Effective Maturity (Years)                                         16.49
--------------------------------------------------------------------------------
Duration                                                                    5.35
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Returns are historical and do not guarantee future performance. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Performance of classes will differ. For additional information, please see the Fund prospectus. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. Income is generally exempt from regular federal income taxes. Some income may be subject to state and local taxes and to the federal alternative minimum tax. Capital gains, if any, are subject to tax.

1 Paid May 1, 2003. This is the latest monthly tax-exempt dividend declared during the period ended April 30, 2003.

2 Class R share returns are actual. Class A, B and C share returns are actual for the period since class inception; returns prior to class inception are Class R share returns adjusted for differences in sales charges and expenses, which are primarily differences in distribution and service fees. Class A shares have a 4.2% maximum sales charge. Class B shares have a contingent deferred sales charge (CDSC), also known as a back-end sales charge, that begins at 5% for redemptions during the first year after purchase and declines periodically to 0% over the following five years. Class B shares automatically convert to Class A shares eight years after purchase. Class C shares have a 1% CDSC for redemptions within less than one year, which is not reflected in the one-year total return.

3 The Market Yield is an investment's current annualized dividend divided by its current offering price while the SEC 30-Day Yield is a standardized measure of a fund's yield that accounts for the future amortization of premiums or discounts of bonds held in the fund's portfolio.

4    Based on the SEC 30-Day Yield and a federal income tax rate of 30%.

5 As a percentage of total holdings as of April 30, 2003. Holdings are subject to change. Insurance or escrow does not guarantee the market value of municipal securities or the value of the Fund's shares.

                             Annual Report | Page 11

--------------------------------------------------------------------------------
Fund Spotlight as of 4/30/03    Nuveen Intermediate Duration Municipal Bond Fund
================================================================================
Quick Facts

                              A Shares      B Shares      C Shares      R Shares
--------------------------------------------------------------------------------
NAV                              $9.32         $9.33         $9.33         $9.33
--------------------------------------------------------------------------------
Latest Monthly Dividend/1/     $0.0360       $0.0300       $0.0315       $0.0375
--------------------------------------------------------------------------------
Latest Capital Gain/2/         $0.0469       $0.0469       $0.0469       $0.0469
--------------------------------------------------------------------------------
Inception Date                 6/13/95       2/07/97       6/13/95      11/29/76
--------------------------------------------------------------------------------


Average Annual Total Returns
as of 4/30/03/3/
A Shares                           NAV               Offer
----------------------------------------------------------
1-Year                           5.85%               2.64%
----------------------------------------------------------
5-Year                           4.86%               4.23%
----------------------------------------------------------
10-Year                          5.46%               5.14%
----------------------------------------------------------

B Shares                      w/o CDSC              w/CDSC
----------------------------------------------------------
1-Year                           5.15%               1.15%
----------------------------------------------------------
5-Year                           4.09%               3.92%
----------------------------------------------------------
10-Year                          4.86%               4.86%
----------------------------------------------------------

C Shares                           NAV
----------------------------------------------------------
1-Year                           5.35%
----------------------------------------------------------
5-Year                           4.32%
----------------------------------------------------------
10-Year                          4.81%
----------------------------------------------------------

R Shares                           NAV
----------------------------------------------------------
1-Year                           6.05%
----------------------------------------------------------
5-Year                           5.08%
----------------------------------------------------------
10-Year                          5.69%
----------------------------------------------------------

Tax-Free Yields
A Shares                           NAV               Offer
----------------------------------------------------------
Market Yield/4/                  4.64%               4.50%
----------------------------------------------------------
SEC 30-Day Yield                 3.50%               3.40%
----------------------------------------------------------
Taxable-Equivalent Yield/5/      5.00%               4.86%
----------------------------------------------------------

B Shares                           NAV
----------------------------------------------------------
Market Yield/4/                  3.86%
----------------------------------------------------------
SEC 30-Day Yield                 2.86%
----------------------------------------------------------
Taxable-Equivalent Yield/5/      4.09%
----------------------------------------------------------

C Shares                           NAV
----------------------------------------------------------
Market Yield/4/                  4.05%
----------------------------------------------------------
SEC 30-Day Yield                 3.06%
----------------------------------------------------------
Taxable-Equivalent Yield/5/      4.37%
----------------------------------------------------------

R Shares                           NAV
----------------------------------------------------------
Market Yield/4/                  4.82%
----------------------------------------------------------
SEC 30-Day Yield                 3.80%
----------------------------------------------------------
Taxable-Equivalent Yield/5/      5.43%
----------------------------------------------------------


Average Annual Total Returns
as of 3/31/03/3/
A Shares                           NAV               Offer
----------------------------------------------------------
1-Year                           6.67%               3.52%
----------------------------------------------------------
5-Year                           4.64%               4.00%
----------------------------------------------------------
10-Year                          5.50%               5.17%
----------------------------------------------------------

B Shares                      w/o CDSC              w/CDSC
----------------------------------------------------------
1-Year                           5.85%               1.85%
----------------------------------------------------------
5-Year                           3.87%               3.70%
----------------------------------------------------------
10-Year                          4.91%               4.91%
----------------------------------------------------------

C Shares                           NAV
----------------------------------------------------------
1-Year                           6.06%
----------------------------------------------------------
5-Year                           4.08%
----------------------------------------------------------
10-Year                          4.83%
----------------------------------------------------------

R Shares                           NAV
----------------------------------------------------------
1-Year                           6.87%
----------------------------------------------------------
5-Year                           4.86%
----------------------------------------------------------
10-Year                          5.73%
----------------------------------------------------------


Bond Credit Quality/6/
[PIE CHART APPEARS HERE]

                                 AAA/U.S. Guaranteed   54%
                      ------------------------------------
                                 AA                    24%
                      ------------------------------------
                                 A                     12%
                      ------------------------------------
                                 BBB                    9%
                      ------------------------------------
                                 BB or Lower            1%
                      ------------------------------------


Top Five Sectors/6/
Healthcare                                             18%
----------------------------------------------------------
Utilities                                              15%
----------------------------------------------------------
U.S. Guaranteed                                        15%
----------------------------------------------------------
Tax Obligation/Limited                                 13%
----------------------------------------------------------
Water and Sewer                                         9%
----------------------------------------------------------

Portfolio Statistics
Fund Net Assets ($000)                         $ 2,911,381
----------------------------------------------------------
Average Effective Maturity (Years)                   15.93
----------------------------------------------------------
Duration                                              4.04
----------------------------------------------------------

--------------------------------------------------------------------------------
Returns are historical and do not guarantee future performance. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Performance of classes will differ. For additional information, please see the Fund prospectus. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. Income is generally exempt from regular federal income taxes. Some income may be subject to state and local taxes and to the federal alternative minimum tax. Capital gains, if any, are subject to tax.

 1 Paid May 1, 2003. This is the latest monthly tax-exempt dividend declared during the period ended April 30, 2003.

 2 Paid December 4, 2002. Capital gains and/or ordinary income distributions are subject to federal taxation.

 3 Class R share returns are actual. Class A, B and C share returns are actual for the period since class inception; returns prior to class inception are Class R share returns adjusted for differences in sales charges and expenses, which are primarily differences in distribution and service fees. Class A shares have a 3.0% maximum sales charge. Class B shares have a contingent deferred sales charge (CDSC), also known as a back-end sales charge, that begins at 5% for redemptions during the first year after purchase and declines periodically to 0% over the following five years. Class B shares automatically convert to Class A shares eight years after purchase. Class C shares have a 1% CDSC for redemptions within less than one year, which is not reflected in the one-year total return.

 4 The Market Yield is an investment's current annualized dividend divided by its current offering price while the SEC 30-Day Yield is a standardized measure of a fund's yield that accounts for the future amortization of premiums or discounts of bonds held in the fund's portfolio.

 5 Based on the SEC 30-Day Yield and a federal income tax rate of 30%.

 6 As a percentage of total holdings as of April 30, 2003. Holdings are subject to change.


                            Annual Report | Page 12

--------------------------------------------------------------------------------
Fund Spotlight as of 4/30/03             Nuveen Limited Term Municipal Bond Fund
================================================================================
Quick Facts

                                              A Shares     C Shares     R Shares
--------------------------------------------------------------------------------
NAV                                             $10.86       $10.84       $10.82
--------------------------------------------------------------------------------
Latest Monthly Dividend/1/                     $0.0330      $0.0300      $0.0350
--------------------------------------------------------------------------------
Latest Capital Gain/2/                         $0.0001      $0.0001      $0.0001
--------------------------------------------------------------------------------
Inception Date                                10/19/87     12/01/95      2/06/97
--------------------------------------------------------------------------------

Average Annual Total Returns
as of 4/30/03/3/

A Shares                                 NAV     Offer
------------------------------------------------------
1-Year                                 5.52%     2.92%
------------------------------------------------------
5-Year                                 4.70%     4.16%
------------------------------------------------------
10-Year                                4.82%     4.55%
------------------------------------------------------

C Shares                                 NAV
------------------------------------------------------
1-Year                                 5.18%
------------------------------------------------------
5-Year                                 4.33%
-------------------------------------------------------
10-Year                                4.46%
------------------------------------------------------

R Shares                                 NAV
------------------------------------------------------
1-Year                                 5.77%
------------------------------------------------------
5-Year                                 4.90%
------------------------------------------------------
10-Year                                4.93%
------------------------------------------------------

Tax-Free Yields
A Shares                                 NAV     Offer
------------------------------------------------------
Market Yield/4/                        3.65%     3.56%
------------------------------------------------------
SEC 30-Day Yield                       2.60%     2.54%
------------------------------------------------------
Taxable-Equivalent Yield/5/            3.71%     3.63%
------------------------------------------------------

C Shares                                 NAV
------------------------------------------------------
Market Yield/4/                        3.32%
------------------------------------------------------
SEC 30-Day Yield                       2.31%
------------------------------------------------------
Taxable-Equivalent Yield/5/            3.30%
------------------------------------------------------

R Shares                                 NAV
------------------------------------------------------
Market Yield/4/                        3.88%
------------------------------------------------------
SEC 30-Day Yield                       2.86%
------------------------------------------------------
Taxable-Equivalent Yield/5/            4.09%
------------------------------------------------------

Average Annual Total Returns
as of 3/31/03/3/


A Shares                                 NAV     Offer
------------------------------------------------------
1-Year                                 6.69%     4.04%
------------------------------------------------------
5-Year                                 4.50%     3.97%
------------------------------------------------------
10-Year                                4.86%     4.60%
------------------------------------------------------

C Shares                                 NAV
------------------------------------------------------
1-Year                                 6.34%
------------------------------------------------------
5-Year                                 4.14%
------------------------------------------------------
10-Year                                4.51%
------------------------------------------------------

R Shares                                 NAV
------------------------------------------------------
1-Year                                 6.95%
------------------------------------------------------
5-Year                                 4.71%
------------------------------------------------------
10-Year                                4.96%
------------------------------------------------------

Bond Credit Quality/6/

[PIE CHART APPEARS HERE]

       AAA/U.S. Guaranteed                         41%
       -----------------------------------------------
       AA                                          18%
       -----------------------------------------------
       A                                           18%
       -----------------------------------------------
       BBB                                         19%
       -----------------------------------------------
       NR                                           3%
       -----------------------------------------------
       BB or Lower                                  1%
       -----------------------------------------------

Top Five Sectors/6/

Utilities                                          25%
------------------------------------------------------
Tax Obligation/Limited                             15%
------------------------------------------------------
Healthcare                                         12%
------------------------------------------------------
Tax Obligation/General                             11%
------------------------------------------------------
Education and Civic Organizations                  10%
------------------------------------------------------

Portfolio Statistics
Fund Net Assets ($000)                        $847,771
------------------------------------------------------
Average Effective Maturity (Years)                5.07
------------------------------------------------------
Duration                                          4.12
------------------------------------------------------

--------------------------------------------------------------------------------
Returns are historical and do not guarantee future performance. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Performance of classes will differ. For additional information, please see the Fund prospectus. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. Income is generally exempt from regular federal income taxes. Some income may be subject to state and local taxes and to the federal alternative minimum tax. Capital gains, if any, are subject to tax.

 1 Paid May 1, 2003. This is the latest monthly tax-exempt dividend declared during the period ended April 30, 2003.

 2 Paid December 4, 2002. Capital gains and/or ordinary income distributions are subject to federal taxation.

 3 Class A share returns are actual. Class C and R share returns are actual for the period since class inception; returns prior to class inception are Class A share returns adjusted for differences in sales charges and (in the case of Class C) expenses, which are primarily differences in distribution and service fees. Class A shares have a 2.5% maximum sales charge. Class C shares have a 1% CDSC for redemptions within less than one year, which is not reflected in the one-year total return.

 4 The Market Yield is an investment's current annualized dividend divided by its current offering price while the SEC 30-Day Yield is a standardized measure of a fund's yield that accounts for the future amortization of premiums or discounts of bonds held in the fund's portfolio.

 5 Based on the SEC 30-Day Yield and a federal income tax rate of 30%.

 6 As a percentage of total holdings as of April 30, 2003. Holdings are subject to change.

                            Annual Report | Page 13

Portfolio of Investments
NUVEEN HIGH YIELD MUNICIPAL BOND FUND
April 30, 2003


   Principal
Amount (000) Description
---------------------------------------------------------------------------------------------------------------------
             Alabama - 0.4%

    $  1,000 Butler Industrial Development Board, Alabama, Solid Waste Disposal Revenue Bonds, James River
              Corporation Project, Series 1994, 8.000%, 9/01/28 (Alternative Minimum Tax)
---------------------------------------------------------------------------------------------------------------------
             Arizona - 0.6%

             Arizona Health Facilities Authority, Hospital System Revenue Bonds, Phoenix Children's Hospital,
             Series 2002A:
         150  5.375%, 2/15/18
       1,430  6.250%, 2/15/21

         270 Coconino County Pollution Control Corporation, Arizona, Pollution Control Revenue Bonds, Nevada
              Power Company Project, Series 1996, 6.375%, 10/01/36 (Alternative Minimum Tax)
---------------------------------------------------------------------------------------------------------------------
             Arkansas - 0.4%

       1,220 Little River County, Arkansas, Refunding Revenue Bonds, Georgia-Pacific Corporation Project,
              Series 1998, 5.600%, 10/01/26 (Alternative Minimum Tax)
---------------------------------------------------------------------------------------------------------------------
             California - 11.3%

       3,000 Beaumont Financing Authority, California, Local Agency Revenue Bonds, 2003 Series A,
              7.000%, 9/01/33

       2,000 California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Browning Ferris
              Industries Inc., Series 1996A, 5.800%, 12/01/16 (Alternative Minimum Tax)

       1,854 California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, CanFibre of
              Riverside Project, Tax-Exempt Series 1997A, 9.000%, 7/01/19 (Alternative Minimum Tax)#

       4,265 State of California Department of Water Resources, Power Supply Revenue Bonds, DRIVERS
              Series 344, 13.510%, 5/01/13 (IF)

       1,500 Fullerton, California, Special Tax Bonds, Community Facilities District No. 001, Amerige Heights,
              Series 2002, 6.200%, 9/01/32

       1,000 Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds,
              Series 2003-A1, 6.750%, 6/01/39

       2,500 Lake Elsinore Public Finance Authority, California, Local Agency Revenue Bonds, Series 2003H
              Refunding, 6.375%, 10/01/33

       2,000 Lammersville School District, San Joaquin County, California, Community Facilities District of Mountain
              House, Special Tax Bonds, Series 2002, 6.375%, 9/01/32

       1,000 Regional Airports Improvement Corporation, California, Los Angeles International Airport Facilities
              Sublease Revenue Bonds, American Airlines, Inc. Terminal 4 Project, Series 2002C,
              7.500%, 12/01/24 (Alternative Minimum Tax)

       1,415 Merced Irrigation District, California, Revenue Certificates of Participation, Electric System Project,
              Series 2003, 5.700%, 9/01/36

       2,500 Norco, California, Special Tax Bonds, Community Facilities District No. 01-1, Series 2002,
              7.000%, 9/01/33
---------------------------------------------------------------------------------------------------------------------
             Colorado - 10.7%

       2,000 Briargate Center Business Improvement District, Colorado, Special Assessment District No. 02-1
              Revenue Bonds, Series 2002B, 7.400%, 12/01/27

       2,750 Canterberry Crossing Metropolitan District II, Parker, Colorado, General Obligation Limited Tax Bonds,
              Series 2002, 7.375%, 12/01/32

       3,000 Colorado Educational and Cultural Facilities Authority, Boulder County, Charter School Revenue Bonds,
              Peak to Peak Charter School Project, Created by Boulder Valley School District No. RE-2,
              7.625%, 8/15/31

       2,960 Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Series 2001,
              Frontier Academy Project, Weld County School District No. 6, 7.250%, 6/01/20

       2,000 Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Compass
              Montessori Secondary School Project, Jefferson County School District R-1. Series 2002, 8.000%,
              2/15/32

                                                                                                          Optional Call
Description                                                                                                 Provisions*
------------------------------------------------------------------------------------------------------------------------
Alabama - 0.4%

Butler Industrial Development Board, Alabama, Solid Waste Disposal Revenue Bonds, James River            9/04 at 102.00
 Corporation Project, Series 1994, 8.000%, 9/01/28 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------
Arizona - 0.6%

Arizona Health Facilities Authority, Hospital System Revenue Bonds, Phoenix Children's Hospital,
Series 2002A:
 5.375%, 2/15/18                                                                                        2/12 at 101.00
 6.250%, 2/15/21                                                                                        2/12 at 101.00

Coconino County Pollution Control Corporation, Arizona, Pollution Control Revenue Bonds, Nevada         10/06 at 102.00
 Power Company Project, Series 1996, 6.375%, 10/01/36 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------
Arkansas - 0.4%

Little River County, Arkansas, Refunding Revenue Bonds, Georgia-Pacific Corporation Project,            10/07 at 102.00
 Series 1998, 5.600%, 10/01/26 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------
California - 11.3%

Beaumont Financing Authority, California, Local Agency Revenue Bonds, 2003 Series A,                     9/13 at 102.00
 7.000%, 9/01/33

California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Browning Ferris   12/06 at 102.00
 Industries Inc., Series 1996A, 5.800%, 12/01/16 (Alternative Minimum Tax)

California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, CanFibre of        7/07 at 102.00
 Riverside Project, Tax-Exempt Series 1997A, 9.000%, 7/01/19 (Alternative Minimum Tax)#

State of California Department of Water Resources, Power Supply Revenue Bonds, DRIVERS                   5/12 at 101.00
 Series 344, 13.510%, 5/01/13 (IF)

Fullerton, California, Special Tax Bonds, Community Facilities District No. 001, Amerige Heights,        9/12 at 100.00
 Series 2002, 6.200%, 9/01/32

Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds,      6/13 at 100.00
 Series 2003-A1, 6.750%, 6/01/39

Lake Elsinore Public Finance Authority, California, Local Agency Revenue Bonds, Series 2003H            10/13 at 102.00
 Refunding, 6.375%, 10/01/33

Lammersville School District, San Joaquin County, California, Community Facilities District of Mountain  9/12 at 101.00
 House, Special Tax Bonds, Series 2002, 6.375%, 9/01/32

Regional Airports Improvement Corporation, California, Los Angeles International Airport Facilities     12/12 at 102.00
 Sublease Revenue Bonds, American Airlines, Inc. Terminal 4 Project, Series 2002C,
 7.500%, 12/01/24 (Alternative Minimum Tax)

Merced Irrigation District, California, Revenue Certificates of Participation, Electric System Project,  9/13 at 102.00
 Series 2003, 5.700%, 9/01/36

Norco, California, Special Tax Bonds, Community Facilities District No. 01-1, Series 2002,               9/12 at 102.00
 7.000%, 9/01/33
------------------------------------------------------------------------------------------------------------------------
Colorado - 10.7%

Briargate Center Business Improvement District, Colorado, Special Assessment District No. 02-1             No Opt. Call
 Revenue Bonds, Series 2002B, 7.400%, 12/01/27

Canterberry Crossing Metropolitan District II, Parker, Colorado, General Obligation Limited Tax Bonds,  12/12 at 100.00
 Series 2002, 7.375%, 12/01/32

Colorado Educational and Cultural Facilities Authority, Boulder County, Charter School Revenue Bonds,    8/11 at 100.00
 Peak to Peak Charter School Project, Created by Boulder Valley School District No. RE-2,
 7.625%, 8/15/31

Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Series 2001,       6/11 at 100.00
 Frontier Academy Project, Weld County School District No. 6, 7.250%, 6/01/20

Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Compass            2/12 at 100.00
 Montessori Secondary School Project, Jefferson County School District R-1. Series 2002, 8.000%,
 2/15/32

Description                                                                                             Ratings**
------------------------------------------------------------------------------------------------------------------
Alabama - 0.4%

Butler Industrial Development Board, Alabama, Solid Waste Disposal Revenue Bonds, James River                 BB+
 Corporation Project, Series 1994, 8.000%, 9/01/28 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------
Arizona - 0.6%

Arizona Health Facilities Authority, Hospital System Revenue Bonds, Phoenix Children's Hospital,
Series 2002A:
 5.375%, 2/15/18                                                                                             Ba2
 6.250%, 2/15/21                                                                                             Ba2

Coconino County Pollution Control Corporation, Arizona, Pollution Control Revenue Bonds, Nevada                B-
 Power Company Project, Series 1996, 6.375%, 10/01/36 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------
Arkansas - 0.4%

Little River County, Arkansas, Refunding Revenue Bonds, Georgia-Pacific Corporation Project,                  Ba3
 Series 1998, 5.600%, 10/01/26 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------
California - 11.3%

Beaumont Financing Authority, California, Local Agency Revenue Bonds, 2003 Series A,                          N/R
 7.000%, 9/01/33

California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Browning Ferris         BB-
 Industries Inc., Series 1996A, 5.800%, 12/01/16 (Alternative Minimum Tax)

California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, CanFibre of             N/R
 Riverside Project, Tax-Exempt Series 1997A, 9.000%, 7/01/19 (Alternative Minimum Tax)#

State of California Department of Water Resources, Power Supply Revenue Bonds, DRIVERS                        AAA
 Series 344, 13.510%, 5/01/13 (IF)

Fullerton, California, Special Tax Bonds, Community Facilities District No. 001, Amerige Heights,             N/R
 Series 2002, 6.200%, 9/01/32

Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds,            A-
 Series 2003-A1, 6.750%, 6/01/39

Lake Elsinore Public Finance Authority, California, Local Agency Revenue Bonds, Series 2003H                  N/R
 Refunding, 6.375%, 10/01/33

Lammersville School District, San Joaquin County, California, Community Facilities District of Mountain       N/R
 House, Special Tax Bonds, Series 2002, 6.375%, 9/01/32

Regional Airports Improvement Corporation, California, Los Angeles International Airport Facilities           CCC
 Sublease Revenue Bonds, American Airlines, Inc. Terminal 4 Project, Series 2002C,
 7.500%, 12/01/24 (Alternative Minimum Tax)

Merced Irrigation District, California, Revenue Certificates of Participation, Electric System Project,      Baa3
 Series 2003, 5.700%, 9/01/36

Norco, California, Special Tax Bonds, Community Facilities District No. 01-1, Series 2002,                    N/R
 7.000%, 9/01/33
------------------------------------------------------------------------------------------------------------------
Colorado - 10.7%

Briargate Center Business Improvement District, Colorado, Special Assessment District No. 02-1                N/R
 Revenue Bonds, Series 2002B, 7.400%, 12/01/27

Canterberry Crossing Metropolitan District II, Parker, Colorado, General Obligation Limited Tax Bonds,        N/R
 Series 2002, 7.375%, 12/01/32

Colorado Educational and Cultural Facilities Authority, Boulder County, Charter School Revenue Bonds,         Ba2
 Peak to Peak Charter School Project, Created by Boulder Valley School District No. RE-2,
 7.625%, 8/15/31

Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Series 2001,            Ba1
 Frontier Academy Project, Weld County School District No. 6, 7.250%, 6/01/20

Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Compass                 N/R
 Montessori Secondary School Project, Jefferson County School District R-1. Series 2002, 8.000%,
 2/15/32

                                                                                                                 Market
Description                                                                                                       Value
-----------------------------------------------------------------------------------------------------------------------
Alabama - 0.4%

Butler Industrial Development Board, Alabama, Solid Waste Disposal Revenue Bonds, James River           $       902,460
 Corporation Project, Series 1994, 8.000%, 9/01/28 (Alternative Minimum Tax)
-----------------------------------------------------------------------------------------------------------------------
Arizona - 0.6%

Arizona Health Facilities Authority, Hospital System Revenue Bonds, Phoenix Children's Hospital,
Series 2002A:
 5.375%, 2/15/18                                                                                               104,381
 6.250%, 2/15/21                                                                                               970,813

Coconino County Pollution Control Corporation, Arizona, Pollution Control Revenue Bonds, Nevada                 237,975
 Power Company Project, Series 1996, 6.375%, 10/01/36 (Alternative Minimum Tax)
-----------------------------------------------------------------------------------------------------------------------
Arkansas - 0.4%

Little River County, Arkansas, Refunding Revenue Bonds, Georgia-Pacific Corporation Project,                    828,173
 Series 1998, 5.600%, 10/01/26 (Alternative Minimum Tax)
-----------------------------------------------------------------------------------------------------------------------
California - 11.3%

Beaumont Financing Authority, California, Local Agency Revenue Bonds, 2003 Series A,                          3,032,940
 7.000%, 9/01/33

California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Browning Ferris         1,811,140
 Industries Inc., Series 1996A, 5.800%, 12/01/16 (Alternative Minimum Tax)

California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, CanFibre of               245,628
 Riverside Project, Tax-Exempt Series 1997A, 9.000%, 7/01/19 (Alternative Minimum Tax)#

State of California Department of Water Resources, Power Supply Revenue Bonds, DRIVERS                        6,080,355
 Series 344, 13.510%, 5/01/13 (IF)

Fullerton, California, Special Tax Bonds, Community Facilities District No. 001, Amerige Heights,             1,545,810
 Series 2002, 6.200%, 9/01/32

Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds,             886,250
 Series 2003-A1, 6.750%, 6/01/39

Lake Elsinore Public Finance Authority, California, Local Agency Revenue Bonds, Series 2003H                  2,467,100
 Refunding, 6.375%, 10/01/33

Lammersville School District, San Joaquin County, California, Community Facilities District of Mountain       2,014,820
 House, Special Tax Bonds, Series 2002, 6.375%, 9/01/32

Regional Airports Improvement Corporation, California, Los Angeles International Airport Facilities             670,020
 Sublease Revenue Bonds, American Airlines, Inc. Terminal 4 Project, Series 2002C,
 7.500%, 12/01/24 (Alternative Minimum Tax)

Merced Irrigation District, California, Revenue Certificates of Participation, Electric System Project,       1,422,344
 Series 2003, 5.700%, 9/01/36

Norco, California, Special Tax Bonds, Community Facilities District No. 01-1, Series 2002,                    2,540,925
 7.000%, 9/01/33
-----------------------------------------------------------------------------------------------------------------------
Colorado - 10.7%

Briargate Center Business Improvement District, Colorado, Special Assessment District No. 02-1                2,019,600
 Revenue Bonds, Series 2002B, 7.400%, 12/01/27

Canterberry Crossing Metropolitan District II, Parker, Colorado, General Obligation Limited Tax Bonds,        2,768,480
 Series 2002, 7.375%, 12/01/32

Colorado Educational and Cultural Facilities Authority, Boulder County, Charter School Revenue Bonds,         3,053,760
 Peak to Peak Charter School Project, Created by Boulder Valley School District No. RE-2,
 7.625%, 8/15/31

Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Series 2001,            2,971,366
 Frontier Academy Project, Weld County School District No. 6, 7.250%, 6/01/20

Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Compass                 2,015,280
 Montessori Secondary School Project, Jefferson County School District R-1. Series 2002, 8.000%,
 2/15/32

----
14

   Principal
Amount (000) Description
--------------------------------------------------------------------------------------------------------------------
             Colorado (continued)

             Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Platte River
             Academy Project, Douglas County School District No. RE-1, Series 2002A:
    $  1,000  7.250%, 3/01/22
         750  7.250%, 3/01/32

       2,500 Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Montessori
              Peaks Building Foundation, Series 2002A, 8.000%, 5/01/32

       2,000 Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Belle Creek
              Education Center, Series 2002A, 7.625%, 3/15/32

       2,350 Laredo Metropolitan District, Colorado, General Obligation Bonds, Series 2003, 7.500%, 12/01/33
--------------------------------------------------------------------------------------------------------------------
             Connecticut - 1.8%

       1,455 Connecticut Development Authority, Health Facility Refunding Revenue Bonds, Alzheimers Resource
              Center of Connecticut, Inc. Project, Series 1994A, 7.125%, 8/15/14

             Eastern Connecticut Resource Recovery Authority, Solid Waste Revenue Bonds, Wheelabrator Lisbon
             Project, Series 1993A:
         330  5.500%, 1/01/14 (Alternative Minimum Tax)
       1,940  5.500%, 1/01/20 (Alternative Minimum Tax)
--------------------------------------------------------------------------------------------------------------------
             Florida - 2.5%

          40 Dade County Industrial Development Authority, Florida, Industrial Development Revenue Bonds,
              Series 1995, Miami Cerebral Palsy Residential Services, Inc. Project, 8.000%, 6/01/22

       1,000 Hillsborough County Industrial Development Authority, Florida, Exempt Facilities Revenue Bonds,
              National Gypsum Company, Apollo Beach Project, Series 2000B, 7.125%, 4/01/30
              (Alternative Minimum Tax)

       1,000 Martin County Industrial Development Authority, Florida, Industrial Development Revenue Bonds,
              Indiantown Cogeneration, L.P. Project, Series 1994A, 7.875%, 12/15/25 (Alternative Minimum Tax)

         310 Martin County Industrial Development Authority, Florida, Industrial Development Revenue Refunding
              Bonds, Series B, Indiantown Cogeneration Project, 8.050%, 12/15/25 (Alternative Minimum Tax)

       2,500 Reunion East Community Development District, Osceola County, Florida, Special Assessment Bonds,
              Series 2002A, 7.375%, 5/01/33
--------------------------------------------------------------------------------------------------------------------
             Georgia - 1.6%

             Atlanta, Georgia, Tax Allocation Bonds, Atlantic Station Project, Series 2001:
       1,650  7.750%, 12/01/14
       1,400  7.900%, 12/01/24
--------------------------------------------------------------------------------------------------------------------
             Hawaii - 1.7%
       4,000 Hawaii Department of Budget and Finance, Special Purpose Mortgage Revenue Bonds, Citizens
              Utilities, Series 1993, 5.538%, 12/15/23 (Alternative Minimum Tax)
--------------------------------------------------------------------------------------------------------------------
             Illinois - 6.4%

       1,595 City of Chicago, Illinois, Tax Increment Allocation Bonds, Irving/Cicero Redevelopment Project,
              Series 1998, 7.000%, 1/01/14

       1,000 Illinois Development Finance Authority, Revenue Bonds, Chicago Charter School Foundation Project,
              Series 2002A, 6.125%, 12/01/22

         750 Illinois Development Finance Authority, Environmental Services Revenue Bonds, CITGO Petroleum
              Corporation Project, Series 2002, 8.000%, 6/01/32 (Alternative Minimum Tax)

       3,015 Illinois Educational Facilities Authority, Revenue Bonds, Series 1993, Columbia College,
              6.125%, 12/01/18

             Illinois Health Facilities Authority, Revenue Refunding Bonds, Series 1991, Proctor Community Hospital
             Project:
         355  7.500%, 1/01/11
         925  7.375%, 1/01/23

       1,000 Illinois Educational Facilities Authority, Student Housing Revenue Bonds, Educational Advancement
              Foundation Fund, University Center Project, Series 2002, 6.250%, 5/01/34

                                                                                                         Optional Call
Description                                                                                                Provisions* Ratings**
---------------------------------------------------------------------------------------------------------------------------------
Colorado (continued)

Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Platte River
Academy Project, Douglas County School District No. RE-1, Series 2002A:
 7.250%, 3/01/22                                                                                       3/12 at 100.00       Ba2
 7.250%, 3/01/32                                                                                       3/12 at 100.00       Ba2

Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Montessori        5/12 at 102.00       N/R
 Peaks Building Foundation, Series 2002A, 8.000%, 5/01/32

Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Belle Creek       3/12 at 100.00       N/R
 Education Center, Series 2002A, 7.625%, 3/15/32

Laredo Metropolitan District, Colorado, General Obligation Bonds, Series 2003, 7.500%, 12/01/33        12/13 at 101.00       N/R
---------------------------------------------------------------------------------------------------------------------------------
Connecticut - 1.8%

Connecticut Development Authority, Health Facility Refunding Revenue Bonds, Alzheimers Resource         8/04 at 102.00       N/R
 Center of Connecticut, Inc. Project, Series 1994A, 7.125%, 8/15/14

Eastern Connecticut Resource Recovery Authority, Solid Waste Revenue Bonds, Wheelabrator Lisbon
Project, Series 1993A:
 5.500%, 1/01/14 (Alternative Minimum Tax)                                                             7/03 at 102.00       BBB
 5.500%, 1/01/20 (Alternative Minimum Tax)                                                             7/03 at 102.00       BBB
---------------------------------------------------------------------------------------------------------------------------------
Florida - 2.5%

Dade County Industrial Development Authority, Florida, Industrial Development Revenue Bonds,            6/05 at 102.00       N/R
 Series 1995, Miami Cerebral Palsy Residential Services, Inc. Project, 8.000%, 6/01/22

Hillsborough County Industrial Development Authority, Florida, Exempt Facilities Revenue Bonds,         4/10 at 101.00       N/R
 National Gypsum Company, Apollo Beach Project, Series 2000B, 7.125%, 4/01/30
 (Alternative Minimum Tax)

Martin County Industrial Development Authority, Florida, Industrial Development Revenue Bonds,         12/04 at 102.00      BBB-
 Indiantown Cogeneration, L.P. Project, Series 1994A, 7.875%, 12/15/25 (Alternative Minimum Tax)

Martin County Industrial Development Authority, Florida, Industrial Development Revenue Refunding      12/04 at 102.00      BBB-
 Bonds, Series B, Indiantown Cogeneration Project, 8.050%, 12/15/25 (Alternative Minimum Tax)

Reunion East Community Development District, Osceola County, Florida, Special Assessment Bonds,         5/12 at 101.00       N/R
 Series 2002A, 7.375%, 5/01/33
---------------------------------------------------------------------------------------------------------------------------------
Georgia - 1.6%

Atlanta, Georgia, Tax Allocation Bonds, Atlantic Station Project, Series 2001:
 7.750%, 12/01/14                                                                                     12/11 at 101.00       N/R
 7.900%, 12/01/24                                                                                     12/11 at 101.00       N/R
---------------------------------------------------------------------------------------------------------------------------------
Hawaii - 1.7%
Hawaii Department of Budget and Finance, Special Purpose Mortgage Revenue Bonds, Citizens              12/03 at 101.00       BBB
 Utilities, Series 1993, 5.538%, 12/15/23 (Alternative Minimum Tax)
---------------------------------------------------------------------------------------------------------------------------------
Illinois - 6.4%

City of Chicago, Illinois, Tax Increment Allocation Bonds, Irving/Cicero Redevelopment Project,         1/09 at 100.00       N/R
 Series 1998, 7.000%, 1/01/14

Illinois Development Finance Authority, Revenue Bonds, Chicago Charter School Foundation Project,      12/12 at 100.00       BBB
 Series 2002A, 6.125%, 12/01/22

Illinois Development Finance Authority, Environmental Services Revenue Bonds, CITGO Petroleum           6/12 at 100.00       Ba3
 Corporation Project, Series 2002, 8.000%, 6/01/32 (Alternative Minimum Tax)

Illinois Educational Facilities Authority, Revenue Bonds, Series 1993, Columbia College,               12/03 at 102.00       BBB
 6.125%, 12/01/18

Illinois Health Facilities Authority, Revenue Refunding Bonds, Series 1991, Proctor Community Hospital
Project:
 7.500%, 1/01/11                                                                                       7/03 at 100.00       BB+
 7.375%, 1/01/23                                                                                       7/03 at 100.00       BB+

Illinois Educational Facilities Authority, Student Housing Revenue Bonds, Educational Advancement       5/12 at 101.00      Baa2
 Foundation Fund, University Center Project, Series 2002, 6.250%, 5/01/34

                                                                                                                Market
Description                                                                                                      Value
----------------------------------------------------------------------------------------------------------------------
Colorado (continued)

Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Platte River
Academy Project, Douglas County School District No. RE-1, Series 2002A:
 7.250%, 3/01/22                                                                                      $     1,002,760
 7.250%, 3/01/32                                                                                              746,483

Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Montessori             2,508,125
 Peaks Building Foundation, Series 2002A, 8.000%, 5/01/32

Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Belle Creek            1,985,880
 Education Center, Series 2002A, 7.625%, 3/15/32

Laredo Metropolitan District, Colorado, General Obligation Bonds, Series 2003, 7.500%, 12/01/33              2,359,682
----------------------------------------------------------------------------------------------------------------------
Connecticut - 1.8%

Connecticut Development Authority, Health Facility Refunding Revenue Bonds, Alzheimers Resource              1,419,091
 Center of Connecticut, Inc. Project, Series 1994A, 7.125%, 8/15/14

Eastern Connecticut Resource Recovery Authority, Solid Waste Revenue Bonds, Wheelabrator Lisbon
Project, Series 1993A:
 5.500%, 1/01/14 (Alternative Minimum Tax)                                                                    330,330
 5.500%, 1/01/20 (Alternative Minimum Tax)                                                                  1,864,165
----------------------------------------------------------------------------------------------------------------------
Florida - 2.5%

Dade County Industrial Development Authority, Florida, Industrial Development Revenue Bonds,                    40,526
 Series 1995, Miami Cerebral Palsy Residential Services, Inc. Project, 8.000%, 6/01/22

Hillsborough County Industrial Development Authority, Florida, Exempt Facilities Revenue Bonds,              1,006,790
 National Gypsum Company, Apollo Beach Project, Series 2000B, 7.125%, 4/01/30
 (Alternative Minimum Tax)

Martin County Industrial Development Authority, Florida, Industrial Development Revenue Bonds,               1,048,750
 Indiantown Cogeneration, L.P. Project, Series 1994A, 7.875%, 12/15/25 (Alternative Minimum Tax)

Martin County Industrial Development Authority, Florida, Industrial Development Revenue Refunding              325,441
 Bonds, Series B, Indiantown Cogeneration Project, 8.050%, 12/15/25 (Alternative Minimum Tax)

Reunion East Community Development District, Osceola County, Florida, Special Assessment Bonds,              2,535,250
 Series 2002A, 7.375%, 5/01/33
----------------------------------------------------------------------------------------------------------------------
Georgia - 1.6%

Atlanta, Georgia, Tax Allocation Bonds, Atlantic Station Project, Series 2001:
 7.750%, 12/01/14                                                                                           1,709,021
 7.900%, 12/01/24                                                                                           1,454,614
----------------------------------------------------------------------------------------------------------------------
Hawaii - 1.7%
Hawaii Department of Budget and Finance, Special Purpose Mortgage Revenue Bonds, Citizens                    3,362,520
 Utilities, Series 1993, 5.538%, 12/15/23 (Alternative Minimum Tax)
----------------------------------------------------------------------------------------------------------------------
Illinois - 6.4%

City of Chicago, Illinois, Tax Increment Allocation Bonds, Irving/Cicero Redevelopment Project,              1,590,646
 Series 1998, 7.000%, 1/01/14

Illinois Development Finance Authority, Revenue Bonds, Chicago Charter School Foundation Project,              993,170
 Series 2002A, 6.125%, 12/01/22

Illinois Development Finance Authority, Environmental Services Revenue Bonds, CITGO Petroleum                  724,477
 Corporation Project, Series 2002, 8.000%, 6/01/32 (Alternative Minimum Tax)

Illinois Educational Facilities Authority, Revenue Bonds, Series 1993, Columbia College,                     3,078,586
 6.125%, 12/01/18

Illinois Health Facilities Authority, Revenue Refunding Bonds, Series 1991, Proctor Community Hospital
Project:
 7.500%, 1/01/11                                                                                              355,018
 7.375%, 1/01/23                                                                                              924,833

Illinois Educational Facilities Authority, Student Housing Revenue Bonds, Educational Advancement            1,007,540
 Foundation Fund, University Center Project, Series 2002, 6.250%, 5/01/34

----
15

Portfolio of Investments
NUVEEN HIGH YIELD MUNICIPAL BOND FUND (continued)
April 30, 2003

   Principal
Amount (000) Description
------------------------------------------------------------------------------------------------------------------------
             Illinois (continued)

    $    300 Village of Libertyville, Illinois, Affordable Housing Revenue Bonds, Series 1999A, Liberty Towers
              Project, 7.000%, 11/01/29 (Alternative Minimum Tax)

       1,000 Robbins, Illinois, Resource Recovery Revenue Bonds, Restructuring Project, Foster Wheeler Subordinate
              Guaranty, Series 1994, 0.000%, 10/15/09 (Alternative Minimum Tax)

             Robbins, Illinois, Resources Recovery Revenue Bonds, Restructuring Project Series 1999C, Guaranteed
             by Foster Wheeler:
         471  7.250%, 10/15/09 (Alternative Minimum Tax)
       3,200  7.250%, 10/15/24 (Alternative Minimum Tax)

       2,100 Round Lake, Illinois, Lakewood Grove Special Service Area No. 1 Special Tax Bonds, Series 2003,
              6.700%, 3/01/33
------------------------------------------------------------------------------------------------------------------------
             Indiana - 3.4%

       1,285 Indianapolis Airport Authority, Indiana, Specialty Facility Revenue Bonds, Series 1995A, United Air Lines,
              Inc., Indianapolis Maintenance Center Project, 6.500%, 11/15/31 (Alternative Minimum Tax)##

         150 Jasper County, Indiana, Economic Development Revenue Bonds, Georgia Pacific Corporation Project,
              Series 1997, 5.625%, 12/01/27 (Alternative Minimum Tax)

          50 Jasper County, Indiana, Economic Development Revenue Bonds, Georgia Pacific Corporation Project,
              Series 1999, 5.600%, 4/01/29 (Alternative Minimum Tax)

          45 Jasper County, Indiana, Economic Development Revenue Bonds, Georgia Pacific Corporation Project,
              Series 2000 Refunding, 6.700%, 4/01/29 (Alternative Minimum Tax)

         890 City of Petersburg, Indiana, Pollution Control Revenue Bonds, Indianapolis Power and Light Company,
              Series 1991 Refunding, 5.750%, 8/01/21

       1,500 City of Petersburg, Indiana, Pollution Control Revenue Bonds, Indiana Power and Light Company,
              Series 1996, 6.375%, 11/01/29

         750 City of Petersburg, Indiana, Pollution Control Refunding Revenue Bonds, Series 1995A, Indianapolis
              Power and Light Company Project, 6.625%, 12/01/24 - ACA Insured

       3,500 Whitley County, Indiana, Solid Waste and Sewage Disposal Revenue Bonds, Steel Dynamics Inc.,
              Project, Series 1998, 7.250%, 11/01/18 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------
             Iowa - 1.1%

         690 Iowa Higher Education Loan Authority, Private College Facility Revenue Bonds, Waldorf College Project,
              Series 1999, 7.375%, 10/01/19

       2,000 Tobacco Settlement Authority, Iowa, Tobacco Settlement Asset-Backed Revenue Bonds, Series 2001B,
              5.300%, 6/01/25
------------------------------------------------------------------------------------------------------------------------
             Kentucky - 3.2%

         130 Kenton County Airport Board, Kentucky, Special Facilities Revenue Bonds, 1992 Series A, Delta Air
              Lines Project, 7.125%, 2/01/21 (Alternative Minimum Tax)

             Kentucky Economic Development Finance Authority, Hospital System Refunding and Improvement
             Revenue Bonds, Series 1997, Appalachian Regional Healthcare, Inc. Project:
       1,000  5.850%, 10/01/17
       2,500  5.875%, 10/01/22

             City of Newport, Kentucky, Public Properties Corporation, First Mortgage Revenue Bonds, Series 2000A,
             Public Parking and Plaza Project:
       1,455  8.375%, 1/01/18
       1,835  8.500%, 1/01/27
------------------------------------------------------------------------------------------------------------------------
             Louisiana - 1.8%

         505 East Baton Rouge Parish, Louisiana, Revenue Refunding Bonds, Georgia Pacific Corporation Project,
              Series 1998 Refunding, 5.350%, 9/01/11 (Alternative Minimum Tax)

       1,230 Hodge, Louisiana, Combined Utility System Revenue Bonds, Stone Container Corporation Guaranteed,
              Series 1990, 9.000%, 3/01/10 (Alternative Minimum Tax)

       2,000 Parish of West Felciana, Louisiana, Pollution Control Revenue Bonds, Gulf States Utilities Company -
               Entergy, Series 1984I, 7.700%, 12/01/14

                                                                                                             Optional Call
Description                                                                                                    Provisions*
---------------------------------------------------------------------------------------------------------------------------
Illinois (continued)

Village of Libertyville, Illinois, Affordable Housing Revenue Bonds, Series 1999A, Liberty Towers          11/09 at 100.00
 Project, 7.000%, 11/01/29 (Alternative Minimum Tax)

Robbins, Illinois, Resource Recovery Revenue Bonds, Restructuring Project, Foster Wheeler Subordinate         No Opt. Call
 Guaranty, Series 1994, 0.000%, 10/15/09 (Alternative Minimum Tax)

Robbins, Illinois, Resources Recovery Revenue Bonds, Restructuring Project Series 1999C, Guaranteed
by Foster Wheeler:
 7.250%, 10/15/09 (Alternative Minimum Tax)                                                                  No Opt. Call
 7.250%, 10/15/24 (Alternative Minimum Tax)                                                                  No Opt. Call

Round Lake, Illinois, Lakewood Grove Special Service Area No. 1 Special Tax Bonds, Series 2003,             3/13 at 102.00
 6.700%, 3/01/33
---------------------------------------------------------------------------------------------------------------------------
Indiana - 3.4%

Indianapolis Airport Authority, Indiana, Specialty Facility Revenue Bonds, Series 1995A, United Air Lines, 11/05 at 102.00
 Inc., Indianapolis Maintenance Center Project, 6.500%, 11/15/31 (Alternative Minimum Tax)##

Jasper County, Indiana, Economic Development Revenue Bonds, Georgia Pacific Corporation Project,           12/07 at 102.00
 Series 1997, 5.625%, 12/01/27 (Alternative Minimum Tax)

Jasper County, Indiana, Economic Development Revenue Bonds, Georgia Pacific Corporation Project,            4/09 at 102.00
 Series 1999, 5.600%, 4/01/29 (Alternative Minimum Tax)

Jasper County, Indiana, Economic Development Revenue Bonds, Georgia Pacific Corporation Project,            4/10 at 101.00
 Series 2000 Refunding, 6.700%, 4/01/29 (Alternative Minimum Tax)

City of Petersburg, Indiana, Pollution Control Revenue Bonds, Indianapolis Power and Light Company,         8/11 at 102.00
 Series 1991 Refunding, 5.750%, 8/01/21

City of Petersburg, Indiana, Pollution Control Revenue Bonds, Indiana Power and Light Company,              8/11 at 102.00
 Series 1996, 6.375%, 11/01/29

City of Petersburg, Indiana, Pollution Control Refunding Revenue Bonds, Series 1995A, Indianapolis         12/04 at 102.00
 Power and Light Company Project, 6.625%, 12/01/24 - ACA Insured

Whitley County, Indiana, Solid Waste and Sewage Disposal Revenue Bonds, Steel Dynamics Inc.,               11/10 at 102.00
 Project, Series 1998, 7.250%, 11/01/18 (Alternative Minimum Tax)
---------------------------------------------------------------------------------------------------------------------------
Iowa - 1.1%

Iowa Higher Education Loan Authority, Private College Facility Revenue Bonds, Waldorf College Project,     10/10 at 102.00
 Series 1999, 7.375%, 10/01/19

Tobacco Settlement Authority, Iowa, Tobacco Settlement Asset-Backed Revenue Bonds, Series 2001B,            6/11 at 101.00
 5.300%, 6/01/25
---------------------------------------------------------------------------------------------------------------------------
Kentucky - 3.2%

Kenton County Airport Board, Kentucky, Special Facilities Revenue Bonds, 1992 Series A, Delta Air           7/03 at 101.00
 Lines Project, 7.125%, 2/01/21 (Alternative Minimum Tax)

Kentucky Economic Development Finance Authority, Hospital System Refunding and Improvement
Revenue Bonds, Series 1997, Appalachian Regional Healthcare, Inc. Project:
 5.850%, 10/01/17                                                                                          4/08 at 102.00
 5.875%, 10/01/22                                                                                          4/08 at 102.00

City of Newport, Kentucky, Public Properties Corporation, First Mortgage Revenue Bonds, Series 2000A,
Public Parking and Plaza Project:
 8.375%, 1/01/18                                                                                           7/10 at 104.00
 8.500%, 1/01/27                                                                                           7/10 at 104.00
---------------------------------------------------------------------------------------------------------------------------
Louisiana - 1.8%

East Baton Rouge Parish, Louisiana, Revenue Refunding Bonds, Georgia Pacific Corporation Project,           3/08 at 102.00
 Series 1998 Refunding, 5.350%, 9/01/11 (Alternative Minimum Tax)

Hodge, Louisiana, Combined Utility System Revenue Bonds, Stone Container Corporation Guaranteed,              No Opt. Call
 Series 1990, 9.000%, 3/01/10 (Alternative Minimum Tax)

Parish of West Felciana, Louisiana, Pollution Control Revenue Bonds, Gulf States Utilities Company -        6/03 at 102.00
  Entergy, Series 1984I, 7.700%, 12/01/14

                                                                                                                         Market
Description                                                                                                Ratings**      Value
-------------------------------------------------------------------------------------------------------------------------------
Illinois (continued)

Village of Libertyville, Illinois, Affordable Housing Revenue Bonds, Series 1999A, Liberty Towers                 A2 $  308,331
 Project, 7.000%, 11/01/29 (Alternative Minimum Tax)

Robbins, Illinois, Resource Recovery Revenue Bonds, Restructuring Project, Foster Wheeler Subordinate            N/R    272,940
 Guaranty, Series 1994, 0.000%, 10/15/09 (Alternative Minimum Tax)

Robbins, Illinois, Resources Recovery Revenue Bonds, Restructuring Project Series 1999C, Guaranteed
by Foster Wheeler:
 7.250%, 10/15/09 (Alternative Minimum Tax)                                                                     N/R    260,404
 7.250%, 10/15/24 (Alternative Minimum Tax)                                                                     N/R  1,404,084

Round Lake, Illinois, Lakewood Grove Special Service Area No. 1 Special Tax Bonds, Series 2003,                  N/R  2,122,827
 6.700%, 3/01/33
-------------------------------------------------------------------------------------------------------------------------------
Indiana - 3.4%

Indianapolis Airport Authority, Indiana, Specialty Facility Revenue Bonds, Series 1995A, United Air Lines,        CC    455,533
 Inc., Indianapolis Maintenance Center Project, 6.500%, 11/15/31 (Alternative Minimum Tax)##

Jasper County, Indiana, Economic Development Revenue Bonds, Georgia Pacific Corporation Project,                 Ba3     99,342
 Series 1997, 5.625%, 12/01/27 (Alternative Minimum Tax)

Jasper County, Indiana, Economic Development Revenue Bonds, Georgia Pacific Corporation Project,                 Ba3     32,950
 Series 1999, 5.600%, 4/01/29 (Alternative Minimum Tax)

Jasper County, Indiana, Economic Development Revenue Bonds, Georgia Pacific Corporation Project,                 Ba3     34,381
 Series 2000 Refunding, 6.700%, 4/01/29 (Alternative Minimum Tax)

City of Petersburg, Indiana, Pollution Control Revenue Bonds, Indianapolis Power and Light Company,             Baa2    848,927
 Series 1991 Refunding, 5.750%, 8/01/21

City of Petersburg, Indiana, Pollution Control Revenue Bonds, Indiana Power and Light Company,                  Baa3  1,328,805
 Series 1996, 6.375%, 11/01/29

City of Petersburg, Indiana, Pollution Control Refunding Revenue Bonds, Series 1995A, Indianapolis                 A    803,670
 Power and Light Company Project, 6.625%, 12/01/24 - ACA Insured

Whitley County, Indiana, Solid Waste and Sewage Disposal Revenue Bonds, Steel Dynamics Inc.,                     N/R  3,372,600
 Project, Series 1998, 7.250%, 11/01/18 (Alternative Minimum Tax)
-------------------------------------------------------------------------------------------------------------------------------
Iowa - 1.1%

Iowa Higher Education Loan Authority, Private College Facility Revenue Bonds, Waldorf College Project,           N/R    733,229
 Series 1999, 7.375%, 10/01/19

Tobacco Settlement Authority, Iowa, Tobacco Settlement Asset-Backed Revenue Bonds, Series 2001B,                  A-  1,549,020
 5.300%, 6/01/25
-------------------------------------------------------------------------------------------------------------------------------
Kentucky - 3.2%

Kenton County Airport Board, Kentucky, Special Facilities Revenue Bonds, 1992 Series A, Delta Air                BB-     93,922
 Lines Project, 7.125%, 2/01/21 (Alternative Minimum Tax)

Kentucky Economic Development Finance Authority, Hospital System Refunding and Improvement
Revenue Bonds, Series 1997, Appalachian Regional Healthcare, Inc. Project:
 5.850%, 10/01/17                                                                                               BB-    907,780
 5.875%, 10/01/22                                                                                               BB-  2,205,825

City of Newport, Kentucky, Public Properties Corporation, First Mortgage Revenue Bonds, Series 2000A,
Public Parking and Plaza Project:
 8.375%, 1/01/18                                                                                                N/R  1,406,272
 8.500%, 1/01/27                                                                                                N/R  1,763,692
-------------------------------------------------------------------------------------------------------------------------------
Louisiana - 1.8%

East Baton Rouge Parish, Louisiana, Revenue Refunding Bonds, Georgia Pacific Corporation Project,                Ba3    405,066
 Series 1998 Refunding, 5.350%, 9/01/11 (Alternative Minimum Tax)

Hodge, Louisiana, Combined Utility System Revenue Bonds, Stone Container Corporation Guaranteed,                 N/R  1,256,814
 Series 1990, 9.000%, 3/01/10 (Alternative Minimum Tax)

Parish of West Felciana, Louisiana, Pollution Control Revenue Bonds, Gulf States Utilities Company -             BB+  2,043,280
  Entergy, Series 1984I, 7.700%, 12/01/14

----
16

   Principal
Amount (000) Description
-------------------------------------------------------------------------------------------------------------------
             Maryland - 2.0%

    $  3,290 Maryland Energy Financing Administration, Limited Obligation Cogeneration Revenue Bonds, AES
              Warrior Run Project, Series 1995, 7.400%, 9/01/19 (Alternative Minimum Tax)

             Prince George's County, Maryland, Project and Refunding Revenue Bonds, Dimensions Health
             Corporation Issue, Series 1994:
          25  5.100%, 7/01/06
         450  5.375%, 7/01/14
         545  5.300%, 7/01/24
-------------------------------------------------------------------------------------------------------------------
             Massachusetts - 3.0%

       2,000 Boston Industrial Development Financing Authority, Massachusetts, Subordinate Revenue Bonds,
              Crosstown Center Project, Series 2002, 8.000%, 9/01/35 (Alternative Minimum Tax)

         500 Massachusetts Development Finance Agency, Resource Recovery Revenue Bonds, Ogden Haverhill
              Project, Series 1998B, 5.300%, 12/01/14 (Alternative Minimum Tax)

       1,000 Massachusetts Development Finance Agency, Resource Recovery Revenue Bonds, Ogden Haverhill
              Project, Series 1999A, 6.700%, 12/01/14 (Alternative Minimum Tax)

       1,425 Massachusetts Development Finance Agency, Pioneer Valley Resource Recovery Revenue Bonds,
              Eco/Springfield, LLC Project, Series 2000A, 8.375%, 7/01/14 (Alternative Minimum Tax)

       1,000 Massachusetts Industrial Finance Agency, Resource Recovery Revenue Refunding Bonds, Ogden
              Haverhill Project, Series 1992A Remarketing, 4.850%, 12/01/05
-------------------------------------------------------------------------------------------------------------------
             Michigan - 1.7%

             Michigan Municipal Bond Authority, Public School Academy Revenue Bonds, YMCA Service Learning
             Academy, Series 2001:
       1,500  7.250%, 10/01/11
         750  7.625%, 10/01/21

             Michigan State Hospital Finance Authority, Revenue and Refunding Bonds, The Detroit Medical Center
             Obligated Group, Series 1993A:
          40  6.250%, 8/15/13
         405  6.500%, 8/15/18

         125 Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Sinai Hospital, Refunding
              Series 1995, 6.625%, 1/01/16

             Michigan State Hospital Finance Authority, Hospital Revenue Bonds, The Detroit Medical Center
             Obligated Group, Series 1998A:
          75  5.125%, 8/15/18
         245  5.250%, 8/15/28

             Pontiac Hospital Finance Authority, Michigan, Hospital Revenue Refunding Bonds, NOMC Obligated
             Group, Series 1993:
          10  6.000%, 8/01/13
         110  6.000%, 8/01/18
          10  6.000%, 8/01/23

         500 Wayne County, Michigan, Special Airport Facilities Revenue Bonds, Northwest Airlines, Inc., Refunding
              Series 1995, 6.750%, 12/01/15
-------------------------------------------------------------------------------------------------------------------
             Minnesota - 4.8%

       3,250 Duluth Economic Development Authority, Minnesota, Healthcare Facilities Revenue Bonds, Saint Luke's
              Hospital, Series 2002, 7.250%, 6/15/32

       2,500 Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Special Facilities Revenue Bonds,
              Northwest Airlines, Inc. Project, Series 2001A, 7.000%, 4/01/25 (Alternative Minimum Tax)

         400 Northwest Minnesota Multi-County, Housing and Redevelopment Authority, Governmental Housing
              Revenue Bonds, Pooled Housing Program, Series 1994A, 8.125%, 10/01/26

         140 Saint Paul Housing and Redevelopment Authority, Minnesota, Hospital Revenue Bonds, HealthEast
              Project, Series 1993B, 6.625%, 11/01/17

         190 Housing and Redevelopment Authority of the City of Saint Paul, Minnesota, Hospital Facility Revenue
              Bonds, HealthEast Project, Series 1993A Refunding, 6.625%, 11/01/17

                                                                                                        Optional Call
Description                                                                                               Provisions* Ratings**
--------------------------------------------------------------------------------------------------------------------------------
Maryland - 2.0%

Maryland Energy Financing Administration, Limited Obligation Cogeneration Revenue Bonds, AES           9/05 at 102.00       N/R
 Warrior Run Project, Series 1995, 7.400%, 9/01/19 (Alternative Minimum Tax)

Prince George's County, Maryland, Project and Refunding Revenue Bonds, Dimensions Health
Corporation Issue, Series 1994:
 5.100%, 7/01/06                                                                                      7/04 at 102.00        B3
 5.375%, 7/01/14                                                                                      7/04 at 102.00        B3
 5.300%, 7/01/24                                                                                      7/04 at 102.00        B3
--------------------------------------------------------------------------------------------------------------------------------
Massachusetts - 3.0%

Boston Industrial Development Financing Authority, Massachusetts, Subordinate Revenue Bonds,           9/12 at 102.00       N/R
 Crosstown Center Project, Series 2002, 8.000%, 9/01/35 (Alternative Minimum Tax)

Massachusetts Development Finance Agency, Resource Recovery Revenue Bonds, Ogden Haverhill            12/08 at 102.00       BBB
 Project, Series 1998B, 5.300%, 12/01/14 (Alternative Minimum Tax)

Massachusetts Development Finance Agency, Resource Recovery Revenue Bonds, Ogden Haverhill            12/09 at 102.00       BBB
 Project, Series 1999A, 6.700%, 12/01/14 (Alternative Minimum Tax)

Massachusetts Development Finance Agency, Pioneer Valley Resource Recovery Revenue Bonds,                No Opt. Call       N/R
 Eco/Springfield, LLC Project, Series 2000A, 8.375%, 7/01/14 (Alternative Minimum Tax)

Massachusetts Industrial Finance Agency, Resource Recovery Revenue Refunding Bonds, Ogden                No Opt. Call       BBB
 Haverhill Project, Series 1992A Remarketing, 4.850%, 12/01/05
--------------------------------------------------------------------------------------------------------------------------------
Michigan - 1.7%

Michigan Municipal Bond Authority, Public School Academy Revenue Bonds, YMCA Service Learning
Academy, Series 2001:
 7.250%, 10/01/11                                                                                    10/09 at 102.00       Ba1
 7.625%, 10/01/21                                                                                    10/09 at 102.00       Ba1

Michigan State Hospital Finance Authority, Revenue and Refunding Bonds, The Detroit Medical Center
Obligated Group, Series 1993A:
 6.250%, 8/15/13                                                                                      8/03 at 102.00      BBB-
 6.500%, 8/15/18                                                                                      8/03 at 102.00      BBB-

Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Sinai Hospital, Refunding           1/06 at 102.00       Ba1
 Series 1995, 6.625%, 1/01/16

Michigan State Hospital Finance Authority, Hospital Revenue Bonds, The Detroit Medical Center
Obligated Group, Series 1998A:
 5.125%, 8/15/18                                                                                      8/08 at 101.00      BBB-
 5.250%, 8/15/28                                                                                      8/08 at 101.00      BBB-

Pontiac Hospital Finance Authority, Michigan, Hospital Revenue Refunding Bonds, NOMC Obligated
Group, Series 1993:
 6.000%, 8/01/13                                                                                      8/03 at 102.00       Ba1
 6.000%, 8/01/18                                                                                      8/03 at 102.00       Ba1
 6.000%, 8/01/23                                                                                      8/03 at 102.00       Ba1

Wayne County, Michigan, Special Airport Facilities Revenue Bonds, Northwest Airlines, Inc., Refunding 12/05 at 102.00       N/R
 Series 1995, 6.750%, 12/01/15
--------------------------------------------------------------------------------------------------------------------------------
Minnesota - 4.8%

Duluth Economic Development Authority, Minnesota, Healthcare Facilities Revenue Bonds, Saint Luke's    6/12 at 101.00        BB
 Hospital, Series 2002, 7.250%, 6/15/32

Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Special Facilities Revenue Bonds,    4/11 at 101.00       N/R
 Northwest Airlines, Inc. Project, Series 2001A, 7.000%, 4/01/25 (Alternative Minimum Tax)

Northwest Minnesota Multi-County, Housing and Redevelopment Authority, Governmental Housing           10/04 at 102.00       N/R
 Revenue Bonds, Pooled Housing Program, Series 1994A, 8.125%, 10/01/26

Saint Paul Housing and Redevelopment Authority, Minnesota, Hospital Revenue Bonds, HealthEast         11/03 at 102.00       Ba2
 Project, Series 1993B, 6.625%, 11/01/17

Housing and Redevelopment Authority of the City of Saint Paul, Minnesota, Hospital Facility Revenue   11/03 at 102.00       Ba2
 Bonds, HealthEast Project, Series 1993A Refunding, 6.625%, 11/01/17

                                                                                                          Market
Description                                                                                                Value
----------------------------------------------------------------------------------------------------------------
Maryland - 2.0%

Maryland Energy Financing Administration, Limited Obligation Cogeneration Revenue Bonds, AES          $3,365,341
 Warrior Run Project, Series 1995, 7.400%, 9/01/19 (Alternative Minimum Tax)

Prince George's County, Maryland, Project and Refunding Revenue Bonds, Dimensions Health
Corporation Issue, Series 1994:
 5.100%, 7/01/06                                                                                         17,671
 5.375%, 7/01/14                                                                                        303,201
 5.300%, 7/01/24                                                                                        362,992
----------------------------------------------------------------------------------------------------------------
Massachusetts - 3.0%

Boston Industrial Development Financing Authority, Massachusetts, Subordinate Revenue Bonds,           1,994,600
 Crosstown Center Project, Series 2002, 8.000%, 9/01/35 (Alternative Minimum Tax)

Massachusetts Development Finance Agency, Resource Recovery Revenue Bonds, Ogden Haverhill               463,945
 Project, Series 1998B, 5.300%, 12/01/14 (Alternative Minimum Tax)

Massachusetts Development Finance Agency, Resource Recovery Revenue Bonds, Ogden Haverhill             1,030,820
 Project, Series 1999A, 6.700%, 12/01/14 (Alternative Minimum Tax)

Massachusetts Development Finance Agency, Pioneer Valley Resource Recovery Revenue Bonds,              1,546,638
 Eco/Springfield, LLC Project, Series 2000A, 8.375%, 7/01/14 (Alternative Minimum Tax)

Massachusetts Industrial Finance Agency, Resource Recovery Revenue Refunding Bonds, Ogden                994,230
 Haverhill Project, Series 1992A Remarketing, 4.850%, 12/01/05
----------------------------------------------------------------------------------------------------------------
Michigan - 1.7%

Michigan Municipal Bond Authority, Public School Academy Revenue Bonds, YMCA Service Learning
Academy, Series 2001:
 7.250%, 10/01/11                                                                                     1,498,470
 7.625%, 10/01/21                                                                                       757,800

Michigan State Hospital Finance Authority, Revenue and Refunding Bonds, The Detroit Medical Center
Obligated Group, Series 1993A:
 6.250%, 8/15/13                                                                                         36,851
 6.500%, 8/15/18                                                                                        361,333

Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Sinai Hospital, Refunding             117,741
 Series 1995, 6.625%, 1/01/16

Michigan State Hospital Finance Authority, Hospital Revenue Bonds, The Detroit Medical Center
Obligated Group, Series 1998A:
 5.125%, 8/15/18                                                                                         57,109
 5.250%, 8/15/28                                                                                        169,903

Pontiac Hospital Finance Authority, Michigan, Hospital Revenue Refunding Bonds, NOMC Obligated
Group, Series 1993:
 6.000%, 8/01/13                                                                                          8,524
 6.000%, 8/01/18                                                                                         89,546
 6.000%, 8/01/23                                                                                          7,867

Wayne County, Michigan, Special Airport Facilities Revenue Bonds, Northwest Airlines, Inc., Refunding    315,920
 Series 1995, 6.750%, 12/01/15
----------------------------------------------------------------------------------------------------------------
Minnesota - 4.8%

Duluth Economic Development Authority, Minnesota, Healthcare Facilities Revenue Bonds, Saint Luke's    3,267,420
 Hospital, Series 2002, 7.250%, 6/15/32

Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Special Facilities Revenue Bonds,    1,663,775
 Northwest Airlines, Inc. Project, Series 2001A, 7.000%, 4/01/25 (Alternative Minimum Tax)

Northwest Minnesota Multi-County, Housing and Redevelopment Authority, Governmental Housing              304,952
 Revenue Bonds, Pooled Housing Program, Series 1994A, 8.125%, 10/01/26

Saint Paul Housing and Redevelopment Authority, Minnesota, Hospital Revenue Bonds, HealthEast            124,419
 Project, Series 1993B, 6.625%, 11/01/17

Housing and Redevelopment Authority of the City of Saint Paul, Minnesota, Hospital Facility Revenue      168,855
 Bonds, HealthEast Project, Series 1993A Refunding, 6.625%, 11/01/17

----
17

Portfolio of Investments
NUVEEN HIGH YIELD MUNICIPAL BOND FUND (continued)
April 30, 2003

   Principal                                                                                                     Optional Call
Amount (000) Description                                                                                           Provisions*
-------------------------------------------------------------------------------------------------------------------------------
             Minnesota (continued)

    $  3,000 Housing and Redevelopment Authority of the City of South St. Paul, Minnesota, Hospital Facility   11/04 at 102.00
              Revenue Refunding Bonds, HealthEast Project, Series 1994, 6.750%, 11/01/09

       1,290 City of White Bear Lake, Minnesota, First Mortgage Nursing Home Revenue Refunding Bonds, White    11/03 at 102.00
              Bear Lake Care Center, Inc., Project, Series 1992, 8.250%, 11/01/12
-------------------------------------------------------------------------------------------------------------------------------
             Mississippi - 0.4%

       1,000 Perry County, Mississippi, Pollution Control Refunding Revenue Bonds, Leaf River Forest Project,   3/12 at 100.00
              Series 1999, 5.200%, 10/01/12
-------------------------------------------------------------------------------------------------------------------------------
             Montana - 1.4%

       3,000 Montana State Board of Investments, Exempt Facility Revenue Bonds, Series 2000, Stillwater Mining  7/10 at 101.00
              Company Project, 8.000%, 7/01/20 (Alternative Minimum Tax)
-------------------------------------------------------------------------------------------------------------------------------
             Nevada - 2.1%

         330 Clark County, Nevada, Industrial Development Revenue Bonds, Nevada Power Company Project,          1/04 at 101.00
              Series 1995A, 5.600%, 10/01/30 (Alternative Minimum Tax)

         205 Clark County, Nevada, Industrial Development Revenue Bonds, Nevada Power Company Project,         10/04 at 100.00
              Series 1995B Refunding, 5.900%, 10/01/30 (Alternative Minimum Tax)

       1,000 Clark County, Nevada, Industrial Development Revenue Bonds, Nevada Power Company Project,          7/03 at 102.00
              Series 1995C, 5.500%, 10/01/30

       2,145 Clark County, Nevada, Pollution Control Revenue Bonds, Southern California Edison, Series 1988A,   2/04 at 101.00
              5.400%, 2/01/10 (Alternative Minimum Tax)

       1,000 Paiute Tribe of Las Vegas, Nevada, Revenue Bonds, Series 2002A, 6.625%, 10/01/17 - ACA Insured    10/12 at 101.00
-------------------------------------------------------------------------------------------------------------------------------
             New Hampshire - 0.8%

       1,500 New Hampshire Health and Education Facilities Authority, Revenue Bonds, Exeter Hospital,          10/11 at 101.00
              Series 2001A, 5.750%, 10/01/31
-------------------------------------------------------------------------------------------------------------------------------
             New Jersey - 0.5%

       1,250 Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,       6/13 at 100.00
              Series 2003, 6.750%, 6/01/39
-------------------------------------------------------------------------------------------------------------------------------
             New Mexico - 0.4%

         780 City of Farmington, New Mexico, Pollution Control Refunding Revenue Bonds, Southern California    10/03 at 100.00
              Edison Company, Four Corners Project, 1991 Series A, 7.200%, 4/01/21
-------------------------------------------------------------------------------------------------------------------------------
             New York - 2.9%

       1,360 County of Cattaraugus Industrial Development Agency, New York, Tax-Exempt Industrial Development     No Opt. Call
              Revenue Bonds, Series 1999A, Laidlaw Energy & Environmental, Inc. Project, 8.500%, 7/01/21
              (Alternative Minimum Tax)

       1,500 Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2003B,          No Opt. Call
              5.250%, 12/01/13 (DD, settling 5/01/03)

         750 New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds, British  12/12 at 101.00
              Airways PLC Project, Series 2002, 7.625%, 12/01/32

             Dormitory Authority of the State of New York, NYACK Hospital, Revenue Bonds, Series 1996:
       1,645  6.000%, 7/01/06                                                                                   7/06 at 102.00
         500  6.250%, 7/01/13                                                                                   7/06 at 102.00

         500 Dormitory Authority of the State of New York, Marymount Manhattan College Insured Revenue Bonds,   7/09 at 101.00
              Series 1999, 6.125%, 7/01/21 - RAAI Insured
-------------------------------------------------------------------------------------------------------------------------------
             Ohio - 1.9%

         400 Ohio Water Development Authority, Solid Waste Disposal Revenue Bonds, North Star BHP Steel L.L.C.  9/05 at 102.00
              Project - The Broken Hill Proprietary Company Limited, Guarantor, Series 1995, 6.300%, 9/01/20
              (Alternative Minimum Tax)

       1,000 Ohio Water Development Authority, Solid Waste Disposal Revenue Bonds, Bay Shore Power Project,     9/08 at 102.00
              Convertible Series 1998A, 5.875%, 9/01/20 (Alternative Minimum Tax)

                                                                                                                Market
Description                                                                                       Ratings**      Value
----------------------------------------------------------------------------------------------------------------------
Minnesota (continued)

Housing and Redevelopment Authority of the City of South St. Paul, Minnesota, Hospital Facility         Ba2 $2,888,820
 Revenue Refunding Bonds, HealthEast Project, Series 1994, 6.750%, 11/01/09

City of White Bear Lake, Minnesota, First Mortgage Nursing Home Revenue Refunding Bonds, White          N/R  1,311,414
 Bear Lake Care Center, Inc., Project, Series 1992, 8.250%, 11/01/12
----------------------------------------------------------------------------------------------------------------------
Mississippi - 0.4%

Perry County, Mississippi, Pollution Control Refunding Revenue Bonds, Leaf River Forest Project,        Ba3    791,310
 Series 1999, 5.200%, 10/01/12
----------------------------------------------------------------------------------------------------------------------
Montana - 1.4%

Montana State Board of Investments, Exempt Facility Revenue Bonds, Series 2000, Stillwater Mining       Ba3  2,856,180
 Company Project, 8.000%, 7/01/20 (Alternative Minimum Tax)
----------------------------------------------------------------------------------------------------------------------
Nevada - 2.1%

Clark County, Nevada, Industrial Development Revenue Bonds, Nevada Power Company Project,                B-    268,458
 Series 1995A, 5.600%, 10/01/30 (Alternative Minimum Tax)

Clark County, Nevada, Industrial Development Revenue Bonds, Nevada Power Company Project,                B-    174,476
 Series 1995B Refunding, 5.900%, 10/01/30 (Alternative Minimum Tax)

Clark County, Nevada, Industrial Development Revenue Bonds, Nevada Power Company Project,                B-    791,620
 Series 1995C, 5.500%, 10/01/30

Clark County, Nevada, Pollution Control Revenue Bonds, Southern California Edison, Series 1988A,          C  1,988,458
 5.400%, 2/01/10 (Alternative Minimum Tax)

Paiute Tribe of Las Vegas, Nevada, Revenue Bonds, Series 2002A, 6.625%, 10/01/17 - ACA Insured            A  1,071,020
----------------------------------------------------------------------------------------------------------------------
New Hampshire - 0.8%

New Hampshire Health and Education Facilities Authority, Revenue Bonds, Exeter Hospital,                 A+  1,560,135
 Series 2001A, 5.750%, 10/01/31
----------------------------------------------------------------------------------------------------------------------
New Jersey - 0.5%

Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,             A-  1,107,813
 Series 2003, 6.750%, 6/01/39
----------------------------------------------------------------------------------------------------------------------
New Mexico - 0.4%

City of Farmington, New Mexico, Pollution Control Refunding Revenue Bonds, Southern California           BB    799,500
 Edison Company, Four Corners Project, 1991 Series A, 7.200%, 4/01/21
----------------------------------------------------------------------------------------------------------------------
New York - 2.9%

County of Cattaraugus Industrial Development Agency, New York, Tax-Exempt Industrial Development        N/R  1,201,941
 Revenue Bonds, Series 1999A, Laidlaw Energy & Environmental, Inc. Project, 8.500%, 7/01/21
 (Alternative Minimum Tax)

Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2003B,              A-  1,603,770
 5.250%, 12/01/13 (DD, settling 5/01/03)

New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds, British       BBB-    572,190
 Airways PLC Project, Series 2002, 7.625%, 12/01/32

Dormitory Authority of the State of New York, NYACK Hospital, Revenue Bonds, Series 1996:
 6.000%, 7/01/06                                                                                       Ba3  1,543,668
 6.250%, 7/01/13                                                                                       Ba3    431,680

Dormitory Authority of the State of New York, Marymount Manhattan College Insured Revenue Bonds,         AA    555,900
 Series 1999, 6.125%, 7/01/21 - RAAI Insured
----------------------------------------------------------------------------------------------------------------------
Ohio - 1.9%

Ohio Water Development Authority, Solid Waste Disposal Revenue Bonds, North Star BHP Steel L.L.C.        A+    420,284
 Project - The Broken Hill Proprietary Company Limited, Guarantor, Series 1995, 6.300%, 9/01/20
 (Alternative Minimum Tax)

Ohio Water Development Authority, Solid Waste Disposal Revenue Bonds, Bay Shore Power Project,          N/R    919,400
 Convertible Series 1998A, 5.875%, 9/01/20 (Alternative Minimum Tax)

----
18

   Principal
Amount (000) Description
-------------------------------------------------------------------------------------------------------------------
             Ohio (continued)

    $  2,500 Ohio Water Development Authority, Solid Waste Disposal Revenue Bonds, Bay Shore Power Project,
              Convertible Series 1998B, 6.625%, 9/01/20 (Alternative Minimum Tax)
-------------------------------------------------------------------------------------------------------------------
             Oklahoma - 2.0%

             Oklahoma Development Finance Authority, Hillcrest Healthcare System Revenue and Refunding Bonds,
             Series 1999A:
       1,250  5.125%, 8/15/10 (DD1, settling 5/01/03)
       1,000  5.750%, 8/15/12
         760  5.750%, 8/15/13
         710  5.750%, 8/15/15
       1,000  5.625%, 8/15/19

         100 Trustees of the Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds, Series 1995, American
              Airlines, Inc., 6.250%, 6/01/20
-------------------------------------------------------------------------------------------------------------------
             Pennsylvania - 6.3%

       3,200 Allegheny County, Pennsylvania, Hospital Development Authority, Health System Revenue Bonds,
              Series 2000B, West Penn Allegheny Health System, 9.250%, 11/15/30

         820 Cumberland County Municipal Authority, Pennsylvania, Carlisle Hospital and Health Services, First
              Mortgage Revenue and Refunding Bonds, Series 1994, 6.800%, 11/15/14 (Pre-refunded to 11/15/04)

       1,500 Cumberland County Municipal Authority, Pennsylvania, Retirement Community Revenue Bonds,
              Series 2002A, Wesley Affiliated Services Inc., 7.125%, 1/01/25

         615 New Morgan Industrial Development Authority, Pennsylvania, Solid Waste Disposal Revenue Bonds,
              New Morgan Landfill Company, Inc. Project, Series 1994, 6.500%, 4/01/19 (Alternative
              Minimum Tax)

       2,000 Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, National
              Gypsum Company Project, Series 1997A, 6.250%, 11/01/27 (Alternative Minimum Tax)

             Pennsylvania Economic Development Finance Authority, Resource Recovery Revenue Bonds, Senior
             Series 1994A, Northampton Generating Project:
       1,400  6.400%, 1/01/09 (Alternative Minimum Tax)
       1,500  6.600%, 1/01/19 (Alternative Minimum Tax)

       1,500 Pennsylvania Economic Development Financing Authority, Resource Recovery Revenue Bonds, Colver
              Project, Series 1994D, 7.150%, 12/01/18 (Alternative Minimum Tax)
-------------------------------------------------------------------------------------------------------------------
             Rhode Island - 1.0%

       1,500 Tiverton, Rhode Island, Special Obligation Tax Increment Bonds, Mount Hope Bay Village,
              Series 2002A, 6.875%, 5/01/22

         500 Tobacco Settlement Financing Corporation of Rhode Island, Asset-Backed Bonds, Series 2002A,
              6.250%, 6/01/42
-------------------------------------------------------------------------------------------------------------------
             South Carolina - 1.5%

             Connector 2000 Association Inc., South Carolina, Senior Lien Toll Road Revenue Bonds, Series 1998B:
       4,560  0.000%, 1/01/32
       4,550  0.000%, 1/01/33

         500 Richland County, South Carolina, Environmental Improvement Revenue Bonds, International Paper
              Company, Series 2003A Refunding, 6.100%, 4/01/23 (Alternative Minimum Tax)

             Tobacco Settlement Revenue Management Authority, South Carolina, Tobacco Settlement Asset-
             Backed Bonds, Series 2001B:
       1,500  6.000%, 5/15/22
       1,045  6.375%, 5/15/28
-------------------------------------------------------------------------------------------------------------------
             Tennessee - 1.8%

       3,500 Industrial Development Board of the County of McMinn, Tennessee, Pollution Control Facilities Revenue
              Bonds, Series 1991, Calhoun Newsprint Company Project - Bowater Incorporated Obligor,
              7.625%, 3/01/16 (Alternative Minimum Tax)

                                                                                                        Optional Call
Description                                                                                               Provisions* Ratings**
--------------------------------------------------------------------------------------------------------------------------------
Ohio (continued)

Ohio Water Development Authority, Solid Waste Disposal Revenue Bonds, Bay Shore Power Project,         9/09 at 102.00       N/R
 Convertible Series 1998B, 6.625%, 9/01/20 (Alternative Minimum Tax)
--------------------------------------------------------------------------------------------------------------------------------
Oklahoma - 2.0%

Oklahoma Development Finance Authority, Hillcrest Healthcare System Revenue and Refunding Bonds,
Series 1999A:
 5.125%, 8/15/10 (DD1, settling 5/01/03)                                                              8/09 at 101.00        B1
 5.750%, 8/15/12                                                                                      8/09 at 101.00        B1
 5.750%, 8/15/13                                                                                      8/09 at 101.00        B1
 5.750%, 8/15/15                                                                                      8/09 at 101.00        B1
 5.625%, 8/15/19                                                                                      8/09 at 101.00        B1

Trustees of the Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds, Series 1995, American          6/05 at 102.00       CCC
 Airlines, Inc., 6.250%, 6/01/20
--------------------------------------------------------------------------------------------------------------------------------
Pennsylvania - 6.3%

Allegheny County, Pennsylvania, Hospital Development Authority, Health System Revenue Bonds,          11/10 at 102.00        B+
 Series 2000B, West Penn Allegheny Health System, 9.250%, 11/15/30

Cumberland County Municipal Authority, Pennsylvania, Carlisle Hospital and Health Services, First     11/04 at 102.00   BBB-***
 Mortgage Revenue and Refunding Bonds, Series 1994, 6.800%, 11/15/14 (Pre-refunded to 11/15/04)

Cumberland County Municipal Authority, Pennsylvania, Retirement Community Revenue Bonds,               1/13 at 101.00       N/R
 Series 2002A, Wesley Affiliated Services Inc., 7.125%, 1/01/25

New Morgan Industrial Development Authority, Pennsylvania, Solid Waste Disposal Revenue Bonds,         4/04 at 102.00       BB-
 New Morgan Landfill Company, Inc. Project, Series 1994, 6.500%, 4/01/19 (Alternative
 Minimum Tax)

Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, National       4/09 at 102.00       N/R
 Gypsum Company Project, Series 1997A, 6.250%, 11/01/27 (Alternative Minimum Tax)

Pennsylvania Economic Development Finance Authority, Resource Recovery Revenue Bonds, Senior
Series 1994A, Northampton Generating Project:
 6.400%, 1/01/09 (Alternative Minimum Tax)                                                            1/04 at 102.00      BBB-
 6.600%, 1/01/19 (Alternative Minimum Tax)                                                            1/04 at 102.00      BBB-

Pennsylvania Economic Development Financing Authority, Resource Recovery Revenue Bonds, Colver        12/04 at 102.00      BBB-
 Project, Series 1994D, 7.150%, 12/01/18 (Alternative Minimum Tax)
--------------------------------------------------------------------------------------------------------------------------------
Rhode Island - 1.0%

Tiverton, Rhode Island, Special Obligation Tax Increment Bonds, Mount Hope Bay Village,                5/12 at 102.00       N/R
 Series 2002A, 6.875%, 5/01/22

Tobacco Settlement Financing Corporation of Rhode Island, Asset-Backed Bonds, Series 2002A,            6/12 at 100.00        A-
 6.250%, 6/01/42
--------------------------------------------------------------------------------------------------------------------------------
South Carolina - 1.5%

Connector 2000 Association Inc., South Carolina, Senior Lien Toll Road Revenue Bonds, Series 1998B:
 0.000%, 1/01/32                                                                                       1/08 at 25.56        B-
 0.000%, 1/01/33                                                                                       1/08 at 24.13        B-

Richland County, South Carolina, Environmental Improvement Revenue Bonds, International Paper          4/13 at 101.00       BBB
 Company, Series 2003A Refunding, 6.100%, 4/01/23 (Alternative Minimum Tax)

Tobacco Settlement Revenue Management Authority, South Carolina, Tobacco Settlement Asset-
Backed Bonds, Series 2001B:
 6.000%, 5/15/22                                                                                      5/11 at 101.00        A-
 6.375%, 5/15/28                                                                                      5/11 at 101.00        A-
--------------------------------------------------------------------------------------------------------------------------------
Tennessee - 1.8%

Industrial Development Board of the County of McMinn, Tennessee, Pollution Control Facilities Revenue  9/03 at 100.00       BB+
 Bonds, Series 1991, Calhoun Newsprint Company Project - Bowater Incorporated Obligor,
 7.625%, 3/01/16 (Alternative Minimum Tax)

                                                                                                          Market
Description                                                                                                Value
----------------------------------------------------------------------------------------------------------------
Ohio (continued)

Ohio Water Development Authority, Solid Waste Disposal Revenue Bonds, Bay Shore Power Project,        $2,497,925
 Convertible Series 1998B, 6.625%, 9/01/20 (Alternative Minimum Tax)
----------------------------------------------------------------------------------------------------------------
Oklahoma - 2.0%

Oklahoma Development Finance Authority, Hillcrest Healthcare System Revenue and Refunding Bonds,
Series 1999A:
 5.125%, 8/15/10 (DD1, settling 5/01/03)                                                              1,035,950
 5.750%, 8/15/12                                                                                        851,380
 5.750%, 8/15/13                                                                                        641,493
 5.750%, 8/15/15                                                                                        591,231
 5.625%, 8/15/19                                                                                        793,390

Trustees of the Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds, Series 1995, American             51,511
 Airlines, Inc., 6.250%, 6/01/20
----------------------------------------------------------------------------------------------------------------
Pennsylvania - 6.3%

Allegheny County, Pennsylvania, Hospital Development Authority, Health System Revenue Bonds,           3,584,192
 Series 2000B, West Penn Allegheny Health System, 9.250%, 11/15/30

Cumberland County Municipal Authority, Pennsylvania, Carlisle Hospital and Health Services, First        893,456
 Mortgage Revenue and Refunding Bonds, Series 1994, 6.800%, 11/15/14 (Pre-refunded to 11/15/04)

Cumberland County Municipal Authority, Pennsylvania, Retirement Community Revenue Bonds,               1,491,435
 Series 2002A, Wesley Affiliated Services Inc., 7.125%, 1/01/25

New Morgan Industrial Development Authority, Pennsylvania, Solid Waste Disposal Revenue Bonds,           536,052
 New Morgan Landfill Company, Inc. Project, Series 1994, 6.500%, 4/01/19 (Alternative
 Minimum Tax)

Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, National       1,821,080
 Gypsum Company Project, Series 1997A, 6.250%, 11/01/27 (Alternative Minimum Tax)

Pennsylvania Economic Development Finance Authority, Resource Recovery Revenue Bonds, Senior
Series 1994A, Northampton Generating Project:
 6.400%, 1/01/09 (Alternative Minimum Tax)                                                            1,426,866
 6.600%, 1/01/19 (Alternative Minimum Tax)                                                            1,502,505

Pennsylvania Economic Development Financing Authority, Resource Recovery Revenue Bonds, Colver         1,555,365
 Project, Series 1994D, 7.150%, 12/01/18 (Alternative Minimum Tax)
----------------------------------------------------------------------------------------------------------------
Rhode Island - 1.0%

Tiverton, Rhode Island, Special Obligation Tax Increment Bonds, Mount Hope Bay Village,                1,517,295
 Series 2002A, 6.875%, 5/01/22

Tobacco Settlement Financing Corporation of Rhode Island, Asset-Backed Bonds, Series 2002A,              408,910
 6.250%, 6/01/42
----------------------------------------------------------------------------------------------------------------
South Carolina - 1.5%

Connector 2000 Association Inc., South Carolina, Senior Lien Toll Road Revenue Bonds, Series 1998B:
 0.000%, 1/01/32                                                                                        152,714
 0.000%, 1/01/33                                                                                        135,363

Richland County, South Carolina, Environmental Improvement Revenue Bonds, International Paper            503,295
 Company, Series 2003A Refunding, 6.100%, 4/01/23 (Alternative Minimum Tax)

Tobacco Settlement Revenue Management Authority, South Carolina, Tobacco Settlement Asset-
Backed Bonds, Series 2001B:
 6.000%, 5/15/22                                                                                      1,352,925
 6.375%, 5/15/28                                                                                        897,874
----------------------------------------------------------------------------------------------------------------
Tennessee - 1.8%

Industrial Development Board of the County of McMinn, Tennessee, Pollution Control Facilities Revenue  3,493,490
 Bonds, Series 1991, Calhoun Newsprint Company Project - Bowater Incorporated Obligor,
 7.625%, 3/01/16 (Alternative Minimum Tax)

----
19

Portfolio of Investments
NUVEEN HIGH YIELD MUNICIPAL BOND FUND (continued)
April 30, 2003

   Principal
Amount (000) Description
-------------------------------------------------------------------------------------------------------------------
             Tennessee (continued)

    $    150 Industrial Development Board of the County of McMinn, Tennessee, Solid Waste Recycling Facilities
              Revenue Bonds, Series 1992, Calhoun Newsprint Company Project - Bowater Incorporated Obligor,
              7.400%, 12/01/22 (Alternative Minimum Tax)
-------------------------------------------------------------------------------------------------------------------
             Texas - 5.9%

       1,500 Abilene Health Facilities Development Corporation, Texas, Retirement Facility Revenue Bonds, Sears
              Methodist Retirement System, Series 2003A, 7.000%, 11/15/33

       1,000 Brazos River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Electric Company
              Project, Series 2001C, 5.750%, 5/01/36 (Alternative Minimum Tax) (Mandatory put 11/01/11)

       1,550 Brazos River Authority, Texas, Pollution Control Revenue Bonds, TXU Electric Company Project, Series
              1999C Refunding, 7.700%, 4/01/32 (Alternative Minimum Tax)

         195 Brazos River Authority, Texas, Revenue Refunding Bonds, Reliant Energy, Incorporated Project,
              Series 1999A, 5.375%, 4/01/19

         500 Brazos River Authority, Texas, Revenue Refunding Bonds, Reliant Energy, Incorporated Project,
              Series 1999B, 7.750%, 12/01/18

         500 Brazos River Harbor Navigation District, Brazoria County, Texas, Environmental Facilities Revenue
              Bonds, Dow Chemical Company Project, 2002 Series A-6, 6.250%, 5/15/33 (Alternative Minimum
              Tax) (Mandatory put 5/15/17)

       2,000 Gulf Coast Industrial Development Authority, Texas, Solid Waste Disposal Revenue Bonds, CITGO
              Petroleum Corporation Project, Series 1998, 8.000%, 4/01/28 (Alternative Minimum Tax)

         500 Gulf Coast Industrial Development Authority, Texas, Solid Waste Disposal Revenue Bonds, CITGO
              Petroleum Corporation Project, Series 1995, 7.500%, 5/01/25 (Alternative Minimum Tax)
              (Mandatory put 10/01/12)

       2,260 Matagorda County Navigation District No. 1, Texas, Revenue Refunding Bonds, Reliant Energy,
              Incorporated Project, Series 1999B, 5.950%, 5/01/30 (Alternative Minimum Tax)

       1,500 Matagorda County Navigation District No. 1, Texas, Revenue Refunding Bonds, Reliant Energy,
              Incorporated Project, Series 1999C, 8.000%, 5/01/29

         750 Matagorda County Navigation District No. 1, Texas, Pollution Control Revenue Bonds, Central Power &
              Light Company, Refunding Series 2001A, 4.550%, 11/01/29 (Mandatory put 11/01/06)
-------------------------------------------------------------------------------------------------------------------
             Utah - 0.4%

         750 City of Bountiful, Davis County, Utah, Hospital Revenue Refunding Bonds, South Davis Community
              Hospital Project, Series 1998, 5.750%, 12/15/18

         165 Utah Housing Finance Agency, Single Family Mortgage Bonds, 1999 Series F, 6.300%, 7/01/21
              (Alternative Minimum Tax)
-------------------------------------------------------------------------------------------------------------------
             Virgin Islands - 0.3%

         625 Virgin Islands Government, Refinery Facilities Revenue Bonds, Hovensa Coker Project, Senior Secured
              Series 2002, 6.500%, 7/01/21 (Alternative Minimum Tax)
-------------------------------------------------------------------------------------------------------------------
             Virginia - 4.8%

         150 Industrial Development Authority of the County of Bedford, Virginia, Industrial Development Refunding
              Revenue Bonds, Nekoosa Packaging Corporation, Series 1998, 5.600%, 12/01/25 (Alternative
              Minimum Tax)

          25 Industrial Development Authority of the County of Bedford, Virginia, Industrial Development Refunding
              Revenue Bonds, Nekoosa Packaging Corporation, Series 1999A, 6.550%, 12/01/25 (Alternative
              Minimum Tax)

       2,500 Bell Creek Community Development Authority, Virginia, Special Assessment Bonds, Series 2003A,
              6.750%, 3/01/22

         220 Industrial Development Authority of Goochland County, Virginia, Industrial Development Refunding
              Revenue Bonds, Nekoosa Packaging Corporation Project, Series 1998, 5.650%, 12/01/25
              (Alternative Minimum Tax)

                                                                                                        Optional Call
Description                                                                                               Provisions* Ratings**
--------------------------------------------------------------------------------------------------------------------------------
Tennessee (continued)

Industrial Development Board of the County of McMinn, Tennessee, Solid Waste Recycling Facilities      6/03 at 102.00       BB+
 Revenue Bonds, Series 1992, Calhoun Newsprint Company Project - Bowater Incorporated Obligor,
 7.400%, 12/01/22 (Alternative Minimum Tax)
--------------------------------------------------------------------------------------------------------------------------------
Texas - 5.9%

Abilene Health Facilities Development Corporation, Texas, Retirement Facility Revenue Bonds, Sears    11/13 at 101.00       N/R
 Methodist Retirement System, Series 2003A, 7.000%, 11/15/33

Brazos River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Electric Company           No Opt. Call       BBB
 Project, Series 2001C, 5.750%, 5/01/36 (Alternative Minimum Tax) (Mandatory put 11/01/11)

Brazos River Authority, Texas, Pollution Control Revenue Bonds, TXU Electric Company Project, Series   4/13 at 101.00       BBB
 1999C Refunding, 7.700%, 4/01/32 (Alternative Minimum Tax)

Brazos River Authority, Texas, Revenue Refunding Bonds, Reliant Energy, Incorporated Project,          4/09 at 101.00      BBB-
 Series 1999A, 5.375%, 4/01/19

Brazos River Authority, Texas, Revenue Refunding Bonds, Reliant Energy, Incorporated Project,         12/08 at 102.00      BBB-
 Series 1999B, 7.750%, 12/01/18

Brazos River Harbor Navigation District, Brazoria County, Texas, Environmental Facilities Revenue      5/12 at 101.00        A-
 Bonds, Dow Chemical Company Project, 2002 Series A-6, 6.250%, 5/15/33 (Alternative Minimum
 Tax) (Mandatory put 5/15/17)

Gulf Coast Industrial Development Authority, Texas, Solid Waste Disposal Revenue Bonds, CITGO          4/12 at 100.00       Ba2
 Petroleum Corporation Project, Series 1998, 8.000%, 4/01/28 (Alternative Minimum Tax)

Gulf Coast Industrial Development Authority, Texas, Solid Waste Disposal Revenue Bonds, CITGO            No Opt. Call       Ba2
 Petroleum Corporation Project, Series 1995, 7.500%, 5/01/25 (Alternative Minimum Tax)
 (Mandatory put 10/01/12)

Matagorda County Navigation District No. 1, Texas, Revenue Refunding Bonds, Reliant Energy,            5/09 at 101.00      BBB-
 Incorporated Project, Series 1999B, 5.950%, 5/01/30 (Alternative Minimum Tax)

Matagorda County Navigation District No. 1, Texas, Revenue Refunding Bonds, Reliant Energy,            5/08 at 102.00      BBB-
 Incorporated Project, Series 1999C, 8.000%, 5/01/29

Matagorda County Navigation District No. 1, Texas, Pollution Control Revenue Bonds, Central Power &      No Opt. Call      BBB+
 Light Company, Refunding Series 2001A, 4.550%, 11/01/29 (Mandatory put 11/01/06)
--------------------------------------------------------------------------------------------------------------------------------
Utah - 0.4%

City of Bountiful, Davis County, Utah, Hospital Revenue Refunding Bonds, South Davis Community        12/08 at 101.00       N/R
 Hospital Project, Series 1998, 5.750%, 12/15/18

Utah Housing Finance Agency, Single Family Mortgage Bonds, 1999 Series F, 6.300%, 7/01/21              7/09 at 101.50       Aa2
 (Alternative Minimum Tax)
--------------------------------------------------------------------------------------------------------------------------------
Virgin Islands - 0.3%

Virgin Islands Government, Refinery Facilities Revenue Bonds, Hovensa Coker Project, Senior Secured    1/13 at 100.00      BBB-
 Series 2002, 6.500%, 7/01/21 (Alternative Minimum Tax)
--------------------------------------------------------------------------------------------------------------------------------
Virginia - 4.8%

Industrial Development Authority of the County of Bedford, Virginia, Industrial Development Refunding  2/08 at 102.00       Ba3
 Revenue Bonds, Nekoosa Packaging Corporation, Series 1998, 5.600%, 12/01/25 (Alternative
 Minimum Tax)

Industrial Development Authority of the County of Bedford, Virginia, Industrial Development Refunding 12/09 at 101.00       Ba3
 Revenue Bonds, Nekoosa Packaging Corporation, Series 1999A, 6.550%, 12/01/25 (Alternative
 Minimum Tax)

Bell Creek Community Development Authority, Virginia, Special Assessment Bonds, Series 2003A,          3/13 at 101.00       N/R
 6.750%, 3/01/22

Industrial Development Authority of Goochland County, Virginia, Industrial Development Refunding      12/08 at 101.00       Ba3
 Revenue Bonds, Nekoosa Packaging Corporation Project, Series 1998, 5.650%, 12/01/25
 (Alternative Minimum Tax)

                                                                                                          Market
Description                                                                                                Value
----------------------------------------------------------------------------------------------------------------
Tennessee (continued)

Industrial Development Board of the County of McMinn, Tennessee, Solid Waste Recycling Facilities     $  148,443
 Revenue Bonds, Series 1992, Calhoun Newsprint Company Project - Bowater Incorporated Obligor,
 7.400%, 12/01/22 (Alternative Minimum Tax)
----------------------------------------------------------------------------------------------------------------
Texas - 5.9%

Abilene Health Facilities Development Corporation, Texas, Retirement Facility Revenue Bonds, Sears     1,478,730
 Methodist Retirement System, Series 2003A, 7.000%, 11/15/33

Brazos River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Electric Company           976,400
 Project, Series 2001C, 5.750%, 5/01/36 (Alternative Minimum Tax) (Mandatory put 11/01/11)

Brazos River Authority, Texas, Pollution Control Revenue Bonds, TXU Electric Company Project, Series   1,618,138
 1999C Refunding, 7.700%, 4/01/32 (Alternative Minimum Tax)

Brazos River Authority, Texas, Revenue Refunding Bonds, Reliant Energy, Incorporated Project,            163,623
 Series 1999A, 5.375%, 4/01/19

Brazos River Authority, Texas, Revenue Refunding Bonds, Reliant Energy, Incorporated Project,            521,935
 Series 1999B, 7.750%, 12/01/18

Brazos River Harbor Navigation District, Brazoria County, Texas, Environmental Facilities Revenue        514,245
 Bonds, Dow Chemical Company Project, 2002 Series A-6, 6.250%, 5/15/33 (Alternative Minimum
 Tax) (Mandatory put 5/15/17)

Gulf Coast Industrial Development Authority, Texas, Solid Waste Disposal Revenue Bonds, CITGO          1,934,780
 Petroleum Corporation Project, Series 1998, 8.000%, 4/01/28 (Alternative Minimum Tax)

Gulf Coast Industrial Development Authority, Texas, Solid Waste Disposal Revenue Bonds, CITGO            492,095
 Petroleum Corporation Project, Series 1995, 7.500%, 5/01/25 (Alternative Minimum Tax)
 (Mandatory put 10/01/12)

Matagorda County Navigation District No. 1, Texas, Revenue Refunding Bonds, Reliant Energy,            1,862,489
 Incorporated Project, Series 1999B, 5.950%, 5/01/30 (Alternative Minimum Tax)

Matagorda County Navigation District No. 1, Texas, Revenue Refunding Bonds, Reliant Energy,            1,562,010
 Incorporated Project, Series 1999C, 8.000%, 5/01/29

Matagorda County Navigation District No. 1, Texas, Pollution Control Revenue Bonds, Central Power &      749,828
 Light Company, Refunding Series 2001A, 4.550%, 11/01/29 (Mandatory put 11/01/06)
----------------------------------------------------------------------------------------------------------------
Utah - 0.4%

City of Bountiful, Davis County, Utah, Hospital Revenue Refunding Bonds, South Davis Community           650,805
 Hospital Project, Series 1998, 5.750%, 12/15/18

Utah Housing Finance Agency, Single Family Mortgage Bonds, 1999 Series F, 6.300%, 7/01/21                178,535
 (Alternative Minimum Tax)
----------------------------------------------------------------------------------------------------------------
Virgin Islands - 0.3%

Virgin Islands Government, Refinery Facilities Revenue Bonds, Hovensa Coker Project, Senior Secured      632,975
 Series 2002, 6.500%, 7/01/21 (Alternative Minimum Tax)
----------------------------------------------------------------------------------------------------------------
Virginia - 4.8%

Industrial Development Authority of the County of Bedford, Virginia, Industrial Development Refunding    101,292
 Revenue Bonds, Nekoosa Packaging Corporation, Series 1998, 5.600%, 12/01/25 (Alternative
 Minimum Tax)

Industrial Development Authority of the County of Bedford, Virginia, Industrial Development Refunding     19,360
 Revenue Bonds, Nekoosa Packaging Corporation, Series 1999A, 6.550%, 12/01/25 (Alternative
 Minimum Tax)

Bell Creek Community Development Authority, Virginia, Special Assessment Bonds, Series 2003A,          2,523,600
 6.750%, 3/01/22

Industrial Development Authority of Goochland County, Virginia, Industrial Development Refunding         149,618
 Revenue Bonds, Nekoosa Packaging Corporation Project, Series 1998, 5.650%, 12/01/25
 (Alternative Minimum Tax)

----
20

   Principal                                                      Optional Call                 Market
Amount (000) Description                                            Provisions* Ratings**        Value
-------------------------------------------------------------------------------------------------------
             Virginia (continued)
    $  2,005 Hopewell Industrial Development Authority,          6/03 at 102.00       N/R $  2,058,473
              Virginia, Resources Recovery Revenue Refunding
              Bonds, Stone Container Corporation Project,
              Series 1992, 8.250%, 6/01/16

         500 Mecklenburg County Industrial Development          10/12 at 100.00      BBB-      491,990
              Authority, Virginia, Exempt Facility Revenue
              Bonds, UAE LP Project, Series 2002 Refunding,
              6.500%, 10/15/17

             Pocahontas Parkway Association, Virginia, Route
             895 Connector Toll Road Senior Lien Revenue
             Bonds, Series 1998A:
          50  5.000%, 8/15/05                                      No Opt. Call      Baa3       46,253
         200  5.000%, 8/15/06                                      No Opt. Call      Baa3      179,076
         500  5.250%, 8/15/07                                      No Opt. Call      Baa3      438,095
       2,355  5.500%, 8/15/28                                    8/08 at 102.00      Baa3    1,562,966
         350  0.000%, 8/15/30                                     8/08 at 28.38      Baa3       32,764

       1,500 Industrial Development Authority of Rockbridge      7/11 at 100.00       Ba1    1,476,075
              County, Virginia, Series 2001C, Virginia Horse
              Center Revenue and Refunding Bonds, 6.850%,
              7/15/21

         660 Virginia Small Business Financing Authority,          No Opt. Call       N/R      666,857
              Industrial Development Revenue Bonds, S.I.L.
              Clean Water, L.L.C. Project, Series 1999,
              7.250%, 11/01/09
-------------------------------------------------------------------------------------------------------
             Washington - 0.2%

         500 Tobacco Settlement Authority, Washington State,     6/13 at 100.00        A-      438,680
              Tobacco Settlement Asset-Backed Revenue Bonds,
              Series 2002, 6.625%, 6/01/32
-------------------------------------------------------------------------------------------------------
             Wisconsin - 3.6%

         500 Badger Tobacco Asset Securitization Corporation,    6/12 at 100.00        A-      422,670
              Wisconsin, Tobacco Settlement Asset-Backed
              Bonds, Series 2002, 6.375%, 6/01/32

          40 Redevelopment Authority of Green Bay, Wisconsin,      No Opt. Call       Ba2       28,371
              Industrial Development Revenue Bonds, Series
              1999, Fort James Project, 5.600%, 5/01/19

       1,000 Nekoosa, Wisconsin, Pollution Control Revenue         No Opt. Call       Ba3      739,700
              Bonds, Nekoosa Papers Inc. Project, Series
              1999B, 5.500%, 7/01/15

       1,365 Wisconsin Health and Educational Facilities        10/11 at 100.00       BBB    1,385,871
              Authority, Revenue Bonds, Carroll College Inc.
              Project, Series 2001, 6.250%, 10/01/21

       2,500 Wisconsin Health and Educational Facilities         5/12 at 100.00       N/R    2,524,372
              Authority, Revenue Bonds, Divine Savior
              Healthcare, Series 2002A, 7.500%, 5/01/32

       2,250 Wisconsin Health and Educational Facilities         1/13 at 101.00       N/R    2,242,570
              Authority, Revenue Bonds, Community Memorial
              Hospital Inc. of Oconto Falls, Series 2003,
              7.250%, 1/15/33
-------------------------------------------------------------------------------------------------------
    $216,530 Total Long-Term Investments (cost $193,702,560) -                             195,310,353
              96.6%
-------------------------------------------------------------------------------------------------------
------------
             Other Assets Less Liabilities - 3.4%                                            6,944,405

             ----------------------------------------------------------------------------------------
             Net Assets - 100%                                                            $202,254,758

             ----------------------------------------------------------------------------------------

            * Optional Call Provisions (not covered by the report of independent accountants): Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
            ** Ratings (not covered by the report of independent accountants):
               Using the higher of Standard & Poor's or Moody's rating.
           *** Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.
            # Non-income producing security. On January 1, 2002, CFR Holdings, Inc. (an entity formed by Nuveen for the benefit of the Nuveen Funds owning various interests in CanFibre of Riverside) took possession of the CanFibre of Riverside assets on behalf of the various Nuveen Funds. CFR Holdings, Inc. has determined that a sale of the facility is in the best interest of shareholders and is proceeding accordingly.
            ## On December 9, 2002, UAL Corporation, the holding company of
               United Air Lines, Inc., filed for federal bankruptcy protection. The Adviser determined that it was likely United would not remain current on their interest payment obligations with respect to these bonds and thus has stopped accruing interest.
           N/R Investment is not rated.
          (DD) Security purchased on a delayed delivery basis.
          (DD1)Portion of security purchased on a delayed delivery basis.
          (IF) Inverse floating rate security.

                                See accompanying notes to financial statements.

----
21

Portfolio of Investments
NUVEEN ALL-AMERICAN MUNICIPAL BOND FUND
April 30, 2003

   Principal                                                                Optional Call                    Market
Amount (000) Description                                                      Provisions* Ratings**           Value
-------------------------------------------------------------------------------------------------------------------
             Alabama - 1.9%

    $     15 Alabama Housing Finance Authority, Single Family Mortgage     4/04 at 102.00       Aaa $        15,543
              Revenue Bonds, Collateralized Home Mortgage Revenue Bond
              Program, 1994 Series A-1, 6.600%, 4/01/19

         200 Alabama State Docks Department, Docks Facilities Revenue     10/06 at 102.00       AAA         226,278
              Bonds, Series 1996, 6.100%, 10/01/13 (Alternative Minimum
              Tax) - MBIA Insured

         400 Utilities Board of the City of Bayou La Batre, Alabama,       3/07 at 102.00        AA         415,832
              Water and Sewer Revenue Refunding and Improvement Bonds,
              Series 1997, 5.750%, 3/01/27 - RAAI Insured

         100 Industrial Development Board of the Town of Courtland,        9/05 at 102.00       BBB         103,724
              Alabama, Solid Waste Disposal Revenue Bonds, Champion
              International Paper Corporation Project, Series 1995A,
              6.500%, 9/01/25 (Alternative Minimum Tax)

         100 Jefferson County, Alabama, Sewer Revenue Warrants, Series     2/07 at 101.00       AAA         114,124
              1997D, 5.750%, 2/01/27 (Pre-refunded to 2/01/07) - FGIC
              Insured

       5,000 Southeast Alabama Gas District, General System Revenue        6/10 at 102.00       Aaa       5,497,300
              Bonds, Series A, 5.500%, 6/01/20 - AMBAC Insured

         250 Industrial Development Board of the City of Tallassee,        8/06 at 102.00      A***         288,163
              Alabama, Industrial Revenue Bonds, Dow-United Technologies
              Composite Products, Series 1996-A, 6.100%, 8/01/14
              (Pre-refunded to 8/01/06)
-------------------------------------------------------------------------------------------------------------------
             Alaska - 1.2%

       3,000 Municipality of Anchorage, Alaska, Water Revenue and          9/09 at 101.00       AAA       3,454,560
              Refunding Bonds Series 1999, 6.000%, 9/01/24 - AMBAC
              Insured

       1,000 Northern Tobacco Securitization Corporation, Alaska,          6/11 at 100.00        A-         759,890
              Tobacco Settlement Asset-Backed Revenue Bonds, Series
              2001, 5.500%, 6/01/29
-------------------------------------------------------------------------------------------------------------------
             Arizona - 0.6%

       2,100 Arizona Health Facilities Authority, Hospital System         12/10 at 102.00       BBB       2,279,298
              Revenue Bonds, John C. Lincoln Health Network, Series
              2000, 7.000%, 12/01/25
-------------------------------------------------------------------------------------------------------------------
             California - 6.2%

             California Department of Water Resources, Power Supply
             Revenue Bonds, Series 2002A:
       2,000  6.000%, 5/01/14                                              5/12 at 101.00        A3       2,321,320
       5,500  5.375%, 5/01/21                                              5/12 at 101.00        A3       5,791,335

       3,000 California Department of Water Resources, Power Supply        5/12 at 101.00       AAA       4,276,920
              Revenue Bonds, DRIVERS Series 344, 13.510%, 5/01/13 (IF)

       8,000 Contra Costa Home Mortgage Finance Authority, California,       No Opt. Call       AAA       4,028,160
              1984 Home Mortgage Revenue Bonds, 0.000%, 9/01/17 - MBIA
              Insured

       2,000 Foothill/Eastern Transportation Corridor Agency,                No Opt. Call       AAA       1,953,140
              California, Toll Road Revenue Bonds, Series 1995A, 0.000%,
              1/01/05

       1,500 Long Beach Aquarium of the Pacific, California, Revenue       7/05 at 102.00       AAA       1,674,645
              Bonds, Aquarium of the Pacific Project, 1995 Series A,
              6.125%, 7/01/23 (Pre-refunded to 7/01/05)

             Sacramento Cogeneration Authority, California, Cogeneration
             Project Revenue Bonds, Procter & Gamble Project, 1995
             Series:
         500  6.200%, 7/01/06                                              7/05 at 102.00       BBB         549,420
       1,000  6.500%, 7/01/21 (Pre-refunded to 7/01/05)                    7/05 at 102.00       AAA       1,130,650
-------------------------------------------------------------------------------------------------------------------
             Colorado - 3.1%

       6,000 E-470 Public Highway Authority, Arapahoe County, Colorado,      No Opt. Call       AAA       5,791,320
              Capital Improvement Trust Fund Highway Revenue Bonds,
              E-470 Project, Senior Series C, 0.000%, 8/31/05

       2,000 E-470 Public Highway Authority, Arapahoe County, Colorado,    8/05 at 103.00       AAA       2,311,060
              Capital Improvement Trust Fund Revenue Bonds, Senior
              Series 1986B, 6.950%, 8/31/20 (Pre-refunded to 8/31/05)

       2,675 Colorado Housing and Finance Authority, Single Family         4/10 at 105.00        AA       2,793,075
              Program Senior Bonds, 2000 Series D-2, 6.900%, 4/01/29
              (Alternative Minimum Tax)

----
22

   Principal                                                                Optional Call                    Market
Amount (000) Description                                                      Provisions* Ratings**           Value
-------------------------------------------------------------------------------------------------------------------
             Connecticut - 3.4%

             City of Bridgeport, Connecticut, General Obligation Bonds,
             2000 Series A, Residual Option Longs II R-45:
    $  2,360  15.300%, 7/15/16 (Pre-refunded to 7/15/10) (IF)              7/10 at 101.00       AAA $     3,773,428
       2,600  15.210%, 7/15/17 (Pre-refunded to 7/15/10) (IF)              7/10 at 101.00       AAA       4,157,166

       3,920 Housing Authority of the City of Bridgeport, Connecticut,    12/09 at 102.00       N/R       4,008,710
              Multifamily Housing Revenue Bonds, Stratfield Apartments
              Project, Series 1999, 7.250%, 12/01/24 (Alternative
              Minimum Tax)
-------------------------------------------------------------------------------------------------------------------
             Delaware - 1.5%

       5,000 Delaware Economic Development Authority, Pollution Control      No Opt. Call        A3       5,205,650
              Refunding Revenue Bonds, Delmarva Power & Light Company
              Project, Series 2000D, 5.650%, 7/01/28 (Alternative
              Minimum Tax) (Mandatory put 7/01/10)
-------------------------------------------------------------------------------------------------------------------
             Florida - 3.6%

       1,200 Escambia County Health Facilities Authority, Florida,           No Opt. Call        AA       1,319,484
              Revenue Bonds, Ascension Health Credit Group, Series
              2003A, 5.250%, 11/15/14

       3,510 Florida Housing Finance Corporation, Revenue Bonds, Series    1/11 at 100.00       AAA       3,773,215
              2000W-1, Wyndham Place Apartments Project, 5.850%, 1/01/41
              (Alternative Minimum Tax) - FSA Insured

             Jacksonville Port Authority, Florida, Seaport Revenue
              Bonds, Series 2000:
       1,115  5.625%, 11/01/26 (Alternative Minimum Tax) (Pre-refunded    11/10 at 100.00       Aaa       1,295,296
              to 11/01/10) - MBIA Insured
       1,600  5.625%, 11/01/26 (Alternative Minimum Tax) - MBIA Insured   11/10 at 100.00       Aaa       1,681,824

       1,885 Nassau County, Florida, ICF/MR Revenue Bonds, GF/Amelia       7/03 at 103.00       N/R       1,944,868
              Island Properties, Inc. Project, Series 1993A, 9.750%,
              1/01/23

       1,965 Sanford Airport Authority, Florida, Industrial Development    5/06 at 102.00       N/R       1,919,530
              Revenue Bonds, Central Florida Terminals Inc. Project,
              Series 1995A, 7.500%, 5/01/10 (Alternative Minimum Tax)

         645 Sanford Airport Authority, Florida, Industrial Development    5/07 at 102.00       N/R         612,453
              Revenue Bonds, Central Florida Terminals Inc. Project,
              Series 1997C, 7.500%, 5/01/21
-------------------------------------------------------------------------------------------------------------------
             Illinois - 4.8%

             County of Champaign, Illinois, General Obligation Bonds,
             Public Safety Sales Tax Alternate Revenue Source, Series
             1999:
       1,140  8.250%, 1/01/21 - FGIC Insured                                 No Opt. Call       AAA       1,651,803
       1,275  8.250%, 1/01/22 - FGIC Insured                                 No Opt. Call       AAA       1,855,788

       2,000 Illinois Development Finance Authority, Revenue Bonds, The    9/06 at 102.00       AAA       2,274,380
              Presbyterian Home Lake Forest Place Project, Series 1996
              B, 6.300%, 9/01/22 - FSA Insured

       2,815 Illinois Educational Facilities Authority, Revenue           12/04 at 100.00    N/R***       3,061,228
              Refunding Bonds, Columbia College, Series 1992, 6.875%,
              12/01/17 (Pre-refunded to 12/01/04)

       2,000 Illinois Health Facilities Authority, Revenue Refunding       8/06 at 102.00       N/R       2,017,620
              Bonds, Series 1995A, Fairview Obligated Group, 7.125%,
              8/15/17

       4,000 Illinois Health Facilities Authority, Revenue Bonds Victory   8/07 at 101.00        A-       4,020,400
              Health Service, Series 1997A, 5.750%, 8/15/27

       1,870 Metropolitan Pier and Exposition Authority, Illinois,         6/12 at 101.00       AAA       1,915,591
              McCormick Place Expansion Project Revenue Bonds, Series
              2002A, 5.000%, 12/15/28 - MBIA Insured
-------------------------------------------------------------------------------------------------------------------
             Indiana - 0.8%

       1,795 Indiana Housing Finance Authority, Single Family Mortgage     1/10 at 100.00       Aaa       1,900,797
              Revenue Bonds, 2000 Series C-3, 5.650%, 7/01/30

       1,000 Vigo County School Building Corporation, Indiana, First       1/13 at 100.00       AAA       1,053,110
              Mortgage Bonds, Series 2003, 5.250%, 7/10/24 - FSA Insured
-------------------------------------------------------------------------------------------------------------------
             Kansas - 0.9%

       3,000 Burlington, Kansas, Environmental Improvement Revenue           No Opt. Call        A2       3,102,990
              Bonds, Kansas City Power and Light Company Project, Series
              1998D, 4.750%, 10/01/17 (Mandatory put 10/01/07)

----
23

Portfolio of Investments
NUVEEN ALL-AMERICAN MUNICIPAL BOND FUND (continued)
April 30, 2003

   Principal                                                                Optional Call                    Market
Amount (000) Description                                                      Provisions* Ratings**           Value
-------------------------------------------------------------------------------------------------------------------
             Kentucky - 3.6%

    $  5,000 County of Henderson, Kentucky, Solid Waste Disposal Revenue   3/05 at 102.00       BBB $     5,225,550
              Bonds, MacMillan Bloedel Project, Series 1995, 7.000%,
              3/01/25 (Alternative Minimum Tax)

       2,000 Kentucky Economic Development Finance Authority, Hospital     4/08 at 102.00       BB-       1,764,660
              System Refunding and Improvement Revenue Bonds, Series
              1997, Appalachian Regional Healthcare, Inc. Project,
              5.875%, 10/01/22

       5,000 Louisville and Jefferson Counties Metropolitan Sewer         11/04 at 102.00       AAA       5,522,000
              District, Kentucky, Sewer and Drainage System Revenue
              Bonds, Series 1994A, 6.750%, 5/15/25 (Pre-refunded to
              11/15/04) - AMBAC Insured
-------------------------------------------------------------------------------------------------------------------
             Louisiana - 2.2%

       1,810 Calcasieu Parish Public Trust Authority, Louisiana, Single    4/10 at 105.00       Aaa       2,039,888
              Family Mortgage Revenue Bonds, Series 2000A, 7.000%,
              10/01/31 (Alternative Minimum Tax)

             Tobacco Settlement Financing Corporation, Louisiana,
              Asset-Backed Bonds, Series 2001B:
       4,750   5.500%, 5/15/30                                             5/11 at 101.00        A-       3,839,235
       2,510   5.875%, 5/15/39                                             5/11 at 101.00        A-       1,970,149
-------------------------------------------------------------------------------------------------------------------
             Maryland - 1.2%

       2,000 Maryland State Energy Financing Administration, Solid Waste  12/06 at 102.00        A-       2,145,620
              Disposal Revenue Bonds, Wheelabrator Water Projects -
              Baltimore LLC, Series 1996, 6.450%, 12/01/16 (Alternative
              Minimum Tax)

       2,000 Maryland Economic Development Corporation, Student Housing    6/09 at 102.00      Baa2       2,034,140
              Revenue Bonds, Collegiate Housing Foundation - University
              Courtyard Project, Series 1999A, 5.750%, 6/01/31
-------------------------------------------------------------------------------------------------------------------
             Massachusetts - 2.3%

       5,000 Commonwealth of Massachusetts, General Obligation Bonds,      8/12 at 100.00       AAA       5,432,250
              Consolidated Loan of 2002, Series D, 5.375%, 8/01/21 -
              MBIA Insured

       3,000 Massachusetts Industrial Finance Agency, Resource Recovery   12/08 at 102.00       BBB       2,762,460
              Revenue Refunding Bonds Ogden Haverhill Project, Series
              1998A, 5.600%, 12/01/19 (Alternative Minimum Tax)
-------------------------------------------------------------------------------------------------------------------
             Michigan - 3.0%

       3,000 Michigan State Hospital Finance Authority, Revenue and        8/03 at 102.00      BBB-       2,676,540
              Refunding Bonds, Detroit Medical Center Obligated Group,
              Series 1993A, 6.500%, 8/15/18

       2,000 Michigan State Hospital Finance Authority, Hospital Revenue   8/08 at 101.00      BBB-       1,437,320
              Bonds, The Detroit Medical Center Obligated Group, Series
              1998A, 5.250%, 8/15/23

       2,000 Michigan Strategic Fund, Limited Obligation Refunding         9/11 at 100.00        A-       2,056,420
              Revenue Bonds, Detroit Edison Company Pollution Control
              Project, Collateralized Series 1999C, Fixed Rate
              Conversion, 5.650%, 9/01/29 (Alternative Minimum Tax)

       2,500 Michigan Strategic Fund, Limited Obligation Revenue Bonds,   12/12 at 100.00       AAA       2,598,125
              Detroit Edison Company, Series 2002C Refunding, 5.450%,
              12/15/32 (Alternative Minimum Tax) - XLCA Insured

       2,000 Pontiac, Michigan, Hospital Finance Authority, Hospital       8/03 at 102.00       Ba1       1,704,700
              Revenue Refunding Bonds, NOMC Obligated Group, Series
              1993, 6.000%, 8/01/13
-------------------------------------------------------------------------------------------------------------------
             Minnesota - 1.1%

       3,430 Minnesota Housing Finance Agency, Single Family Mortgage      7/10 at 101.50       AA+       3,736,471
              Bonds, 1997 Series G, Remarketed, 6.000% 1/01/18
-------------------------------------------------------------------------------------------------------------------
             Missouri - 0.3%

       1,000 Missouri-Illinois Metropolitan District Bi-State             10/13 at 100.00       AAA       1,028,190
              Development Agency, Metrolink Cross County Extension
              Project, Mass Transit Sales Tax Appropriation Bonds,
              Series 2002B, 5.000%, 10/01/32 - FSA Insured
-------------------------------------------------------------------------------------------------------------------
             New Hampshire - 1.7%

       5,500 Business Finance Authority of New Hampshire, Pollution        5/12 at 101.00       AAA       5,983,615
              Control Revenue Bonds, Public Service Company of New
              Hampshire Project, Series 2001C Refunding, 5.450%, 5/01/21
              - MBIA Insured
-------------------------------------------------------------------------------------------------------------------
             New Jersey - 0.4%

       1,500 Tobacco Settlement Financing Corporation, New Jersey,         6/12 at 100.00        A-       1,278,870
              Tobacco Settlement Asset-Backed Bonds, Series 2002,
              5.750%, 6/01/32

----
24

   Principal                                                                Optional Call                    Market
Amount (000) Description                                                      Provisions* Ratings**           Value
-------------------------------------------------------------------------------------------------------------------
             New Mexico - 0.7%

    $  2,400 City of Farmington, New Mexico, Pollution Control Revenue     4/06 at 101.00      BBB- $     2,370,024
              Refunding Bonds, Series 1997A, Public Service Company of
              New Mexico - San Juan Project, 5.800%, 4/01/22
-------------------------------------------------------------------------------------------------------------------
             New York - 11.3%

       2,705 Village of East Rochester Housing Authority, New York, 1999   3/09 at 103.00       N/R       2,588,685
              Multifamily Senior Housing Revenue Bonds, Jefferson Park
              Apartments Project, 6.750%, 3/01/30

       4,000 Metropolitan Transportation Authority, New York, State        7/12 at 100.00       AA-       4,120,680
              Service Contract Refunding Bonds, Series 2002A, 5.125%,
              1/01/29

       1,000 Metropolitan Transportation Authority, New York, Dedicated   10/14 at 100.00       AAA       1,155,890
              Tax Fund Bonds, Series 1999A,
              5.250%, 4/01/23 (Pre-refunded to 10/01/14) - FSA Insured

         115 The City of New York, New York, General Obligation Bonds,     4/07 at 101.00       Aaa         134,559
              Fiscal 1997 Series I, 6.250%, 4/15/27 (Pre-refunded to
              4/15/07)

          15 The City of New York, New York, General Obligation Bonds,     8/03 at 100.75         A          15,183
              Fiscal 1992 Series B, 7.500%, 2/01/09

       5,000 The City of New York, New York, General Obligation Bonds,     8/12 at 100.00         A       5,419,150
              Fiscal 2003 Series A, 5.750%, 8/01/16

       2,700 New York City Transitional Finance Authority, New York,       5/10 at 101.00       Aa3       3,975,237
              Future Tax Secured Bonds, Residual Interest
              Certificates, Series 319, 14.410%, 11/01/17

       2,500 Dormitory Authority of the State of New York, Department of   7/05 at 102.00       AAA       2,830,975
              Health, Revenue Bonds, Series 1995, Roswell Park Cancer
              Center, 6.625%, 7/01/24 (Pre-refunded to 7/01/05)

             New York State Housing Finance Agency, Service Contract
              Obligation Revenue Bonds, 1995 Series A:
       2,630   6.375%, 9/15/15 (Pre-refunded to 9/15/07)                   9/07 at 100.00       AAA       3,089,619
         370   6.375%, 9/15/15                                             9/05 at 102.00       AA-         412,339

       2,125 New York State Urban Development Corporation, Project           No Opt. Call       AA-       2,412,109
              Revenue Bonds, University Facilities Grants, 1995
              Refunding Series, 5.500%, 1/01/19

       5,000 New York State Urban Development Corporation, Correctional      No Opt. Call       AA-       5,565,900
              and Youth Facilities Service Contract Revenue Bonds,
              Series 2002A, 5.500%, 1/01/17 (Mandatory put 1/01/11)

       7,500 The Port Authority of New York and New Jersey, Special       10/06 at 102.00       N/R       7,732,050
              Project Bonds, Series 4, KIAC Partners Project, 6.750%,
              10/01/19 (Alternative Minimum Tax)
-------------------------------------------------------------------------------------------------------------------
             North Carolina - 0.4%

       1,299 Woodfin Treatment Facility, Inc., North Carolina,            12/03 at 102.00       N/R       1,332,433
              Proportionate Interest Certificates, 6.750%, 12/01/13
-------------------------------------------------------------------------------------------------------------------
             Ohio - 2.1%

       1,350 County of Columbiana, Ohio, County Jail Facilities           12/04 at 102.00     AA***       1,493,127
              Construction Bonds, General Obligation - Unlimited Tax,
              6.700%, 12/01/24 (Pre-refunded to 12/01/04) - RAAI Insured

       2,000 County of Cuyahoga, Ohio, Hospital Revenue Bonds, Meridia     8/05 at 102.00       AAA       2,255,780
              Health System, Series 1995, 6.250%, 8/15/24 (Pre-refunded
              to 8/15/05)

       1,750 County of Miami, Ohio, Hospital Facilities Revenue            5/06 at 102.00      BBB+       1,798,388
              Refunding and Improvement Bonds, Series 1996A, Upper
              Valley Medical Center, 6.375%, 5/15/26

       1,750 Ohio Higher Educational Facilities Commission, Revenue       12/03 at 102.00       AAA       1,841,210
              Bonds, University of Dayton Project, Series 1992, 6.600%,
              12/01/17 (Pre-refunded to 12/01/03) - FGIC Insured
-------------------------------------------------------------------------------------------------------------------
             Oklahoma - 2.2%

       3,150 Edmond Economic Development Authority, Oklahoma, Student     12/08 at 102.00      Baa3       2,893,244
              Housing Revenue Bonds, Collegiate Housing Foundation -
              Edmond Project, Series 1998A, 5.500%, 12/01/28

       8,250 Trustees of the Tulsa Municipal Airport Trust, Oklahoma,     12/08 at 100.00       CCC       4,663,478
              Revenue Bonds, Refunding Series 2001B, American Airlines,
              Inc, 5.650%, 12/01/35 (Alternative Minimum Tax) (Mandatory
              put 12/01/08)
-------------------------------------------------------------------------------------------------------------------
             Pennsylvania - 4.4%

       1,000 Allegheny County, Pennsylvania, Hospital Development         11/10 at 102.00       AAA       1,192,320
              Authority, Health System Insured Revenue Bonds, Series
              2000A, West Penn Allegheny Health System, 6.500%, 11/15/30
              - MBIA Insured

       2,500 Allegheny County Higher Education Building Authority,         2/06 at 102.00      Baa3       2,640,800
              Commonwealth of Pennsylvania, College Revenue Bonds,
              Series A of 1996, Robert Morris College, 6.400%, 2/15/14

----
25

Portfolio of Investments
NUVEEN ALL-AMERICAN MUNICIPAL BOND FUND (continued)
April 30, 2003

   Principal                                                                Optional Call                    Market
Amount (000) Description                                                      Provisions* Ratings**           Value
-------------------------------------------------------------------------------------------------------------------
             Pennsylvania (continued)

    $  5,935 Delaware River Port Authority, States of Pennsylvania and     1/08 at 100.00       AAA $     8,428,472
              New Jersey, Revenue Bonds, Drivers Series 144, 14.180%,
              1/01/10 (IF)

         480 Falls Township Hospital Authority, Pennsylvania, Refunding    8/03 at 101.00       AAA         509,760
              Revenue Bonds, The Delaware Valley Medical Center Project,
              FHA-Insured Mortgage, Series 1992, 7.000%, 8/01/22

       1,000 Latrobe Industrial Development Authority, Commonwealth of     5/04 at 102.00       AAA       1,076,210
              Pennsylvania, College Revenue Bonds, Saint Vincent College
              Project, Series 1994, 6.750%, 5/01/24 (Pre-refunded to
              5/01/04)

             City of Philadelphia, Pennsylvania, Gas Works Revenue
              Bonds, Fourteenth Series:
         550  6.375%, 7/01/26 (Pre-refunded to 7/01/03)                    7/03 at 102.00       Aaa         565,868
       1,150  6.375%, 7/01/26 (Pre-refunded to 7/01/03)                    7/03 at 102.00    BBB***       1,183,178
-------------------------------------------------------------------------------------------------------------------
             Puerto Rico - 0.1%

         100 Commonwealth of Puerto Rico, Public Improvement Bonds of      7/04 at 101.50       AAA         107,755
              1994, General Obligation Bonds, 6.500%, 7/01/23
              (Pre-refunded to 7/01/04)

         165 Puerto Rico Electric Power Authority, Power Revenue Bonds,    7/04 at 102.00       AAA         178,372
              Series T, 6.375%, 7/01/24 (Pre-refunded to 7/01/04)
-------------------------------------------------------------------------------------------------------------------
             South Carolina - 4.3%

             School District of Berkeley County, South Carolina,
             Certificates of Participation, Series 1994:
         250  6.250%, 2/01/12 (Pre-refunded to 2/01/04) - AMBAC Insured    2/04 at 102.00       AAA         264,647
       2,225  6.300%, 2/01/16 (Pre-refunded to 2/01/04) - AMBAC Insured    2/04 at 102.00       AAA       2,356,208

             Charleston County, South Carolina, Charleston Public
             Facilities Corporation, Certificates of Participation,
             Series 1994B:
         240  6.875%, 6/01/14 (Pre-refunded to 6/01/04) - MBIA Insured     6/04 at 102.00       AAA         259,658
          10  6.875%, 6/01/14 - MBIA Insured                               6/04 at 102.00       AAA          10,778

         400 Board of Trustees of Coastal Carolina University, South       6/04 at 102.00       AAA         430,708
              Carolina, Revenue Bonds, Series 1994, 6.800%, 6/01/19 -
              MBIA Insured

         200 Greenville Hospital System, Board of Trustees, South            No Opt. Call        AA         234,728
              Carolina, Hospital Facilities Revenue Bonds, Series 1990,
              6.000%, 5/01/20

             Greenwood County, South Carolina, Hospital Revenue Bonds,
             Self Memorial Hospital, Series 2001:
       2,500  5.500%, 10/01/26                                            10/11 at 100.00        A+       2,536,025
       3,250  5.500%, 10/01/31                                            10/11 at 100.00        A+       3,283,638

         300 South Carolina Regional Housing Development Corporation No    7/03 at 101.00       Aa2         304,590
              1, Multifamily Revenue Refunding Bonds, Redwood Village
              Apartments, Series A, 6.625%, 7/01/17

         500 South Carolina State Education Assistance Authority,          9/04 at 101.00         A         520,270
              Guaranteed Student Loan Revenue and Refunding Bonds, 1994
              Series, 6.300%, 9/01/08 (Alternative Minimum Tax)

         160 South Carolina State Housing Authority, Homeownership         7/04 at 102.00        AA         168,080
              Mortgage Purchase Bonds, Series A, 6.150%, 7/01/08

         150 South Carolina State Housing Finance and Development          5/06 at 102.00       Aa2         154,982
              Authority, Mortgage Revenue Bonds, Series 1996A, 6.350%,
              7/01/25 (Alternative Minimum Tax)

       1,000 South Carolina Housing Finance and Development Authority,     6/05 at 102.00      BBB-       1,030,910
              Multifamily Housing Mortgage Revenue Bonds, United
              Dominion - Hunting Ridge Apartments Project, Series 1995,
              6.750%, 6/01/25 (Alternative Minimum Tax) (Mandatory put
              6/01/10)

       1,250 South Carolina Housing Finance and Development Authority,    12/05 at 102.00       AA-       1,323,025
              Multifamily Housing Revenue Refunding Bonds, Runaway Bay
              Apartments Project, Series 1995, 6.125%, 12/01/15

       2,000 York County, South Carolina, Water and Sewer System Revenue  12/03 at 102.00       N/R       2,041,940
              Bonds, Series 1995, 6.500%, 12/01/25
-------------------------------------------------------------------------------------------------------------------
             South Dakota - 2.2%

       6,000 Education Loans Incorporated, South Dakota, Tax-Exempt        6/08 at 102.00        A2       6,209,400
              Fixed Rate Student Loan Asset-Backed Callable Notes,
              Subordinate Series 1998-1K, 5.600%, 6/01/20 (Alternative
              Minimum Tax)

       1,550 South Dakota Housing Development Authority Homeownership      5/07 at 102.00       AAA       1,604,529
              Mortgage Bonds, 1997 Series F, 5.800%, 5/01/28
              (Alternative Minimum Tax)

----
26

   Principal                                                                Optional Call                         Market
Amount (000) Description                                                      Provisions* Ratings**                Value
------------------------------------------------------------------------------------------------------------------------
             Tennessee - 5.8%

    $  2,435 Knox County Health, Educational, and Housing Facilities       4/12 at 101.00      Baa2      $     2,536,905
              Board, Tennessee, Hospital Facilities Revenue Bonds,
              Baptist Health System of East Tennessee, Series 2002,
              6.375%, 4/15/22

       6,975 Memphis-Shelby County Airport Authority, Tennessee, Airport   3/10 at 101.00       AAA            7,616,421
              Revenue Bonds, Series 1999D, 6.000%, 3/01/24 (Alternative
              Minimum Tax) - AMBAC Insured

             Health, Educational, and Housing Facilities Board of Shelby
             County, Tennessee, ICF/MR Revenue Bonds, Open Arms
             Developmental Centers, Series 1992A:
         970  9.750%, 8/01/19 (Pre-refunded to 8/01/07)                    8/07 at 105.00    N/R***            1,262,610
         985  9.750%, 8/01/19 (Pre-refunded to 8/01/07)                    8/07 at 105.00    N/R***            1,282,667

       5,400 Health, Educational, and Housing Facilities Board of Shelby   7/09 at 102.00        AA            5,535,864
              County, Tennessee, Revenue Bonds,St. Jude's Children's
              Research, Series 1999, 5.375%, 7/01/29

         600 Industrial Development Board of the City of South Fulton,    10/05 at 102.00      Baa3              617,910
              Tennessee, Industrial Development Revenue Bonds, Tyson
              Foods, Inc. Project, Series 1995, 6.350%, 10/01/15
              (Alternative Minimum Tax)

       1,500 Wilson County, Tennessee, Certificates of Participation,      6/04 at 102.00     A2***            1,617,150
              Wilson County Educational Facilities Corporation, Series
              1994, 6.250%, 6/30/15 (Pre-refunded to 6/30/04)
------------------------------------------------------------------------------------------------------------------------
             Texas - 11.2%

       5,000 Brazos River Authority, Texas, Pollution Control Revenue        No Opt. Call       BBB            4,882,000
              Refunding Bonds, TXU Electric Company Project, Series
              2001C, 5.750%, 5/01/36 (Alternative Minimum Tax)
              (Mandatory put 11/01/11)

             Gregg County Health Facilities Development Corporation,
             Texas, Hospital Revenue Bonds, Good Shepherd Medical Center
             Project, Series 2000:
       3,250  6.375%, 10/01/25 - RAAI Insured                             10/10 at 101.00        AA            3,672,435
       3,000  6.375%, 10/01/29 - RAAI Insured                             10/10 at 101.00        AA            3,399,300

       3,400 Gulf Coast Industrial Development Authority, Texas, Waste     6/08 at 102.00       BBB            3,053,132
              Disposal Revenue Bonds, Valero Refining and Marketing
              Company Project, Series 1997, 5.600%, 12/01/31
              (Alternative Minimum Tax)

       5,250 Harlingen Consolidated Independent School District, Cameron   8/09 at 100.00       AAA            5,659,658
              County, Texas, Unlimited Tax School Building Bonds, Series
              1999, 5.500%, 8/15/26

       5,000 Katy Independent School District, Counties of Harris, Fort    2/12 at 100.00       AAA            5,107,000
              Bend and Waller, Texas, General Obligation Bonds, Series
              2002A, 5.000%, 2/15/27

       2,895 Port of Bay City Authority of Matagorda County, Texas,        5/06 at 102.00       BBB            2,907,970
              Revenue Bonds, Hoechst Celanese Corporation Project,
              Series 1996, 6.500%, 5/01/26 (Alternative Minimum Tax)

       3,150 Sam Rayburn Municipal Power Agency, Texas, Power Supply      10/12 at 100.00      Baa2            3,197,093
              System Revenue Refunding Bonds, Series 2002A, 6.000%,
              10/01/21

       4,000 Tarrant County, Texas, Health Facilities Development         11/10 at 101.00        A-            4,322,320
              Corporation, Hospital Revenue Bonds, Series 2000,
              Adventist Health System/Sunbelt Obligated Group, 6.700%,
              11/15/30

       3,020 Tom Green County, Texas, Health Facilities Development        5/11 at 101.00      Baa3            3,182,476
              Corporation, Hospital Revenue Bonds, Shannon Health System
              Project, Series 2001, 6.750%, 5/15/21
------------------------------------------------------------------------------------------------------------------------
             Utah - 0.5%

       2,000 Carbon County, Utah, Solid Waste Disposal Refunding Revenue   2/05 at 102.00       BB-            1,925,120
              Bonds, Series 1995, Laidlaw/ ECDC Project, Guaranteed by
              Allied Waste Industries, 7.500%, 2/01/10 (Alternative
              Minimum Tax)
------------------------------------------------------------------------------------------------------------------------
             Virginia - 1.3%

       3,000 Prince William County Park Authority, Virginia, Park         10/09 at 101.00        A3            3,179,610
              Facilities Revenue Refunding and Improvement Bonds, Series
              1999, 6.000%, 10/15/28

       1,250 Southeastern Public Service Authority of Virginia, Senior     7/03 at 102.00        A-            1,277,213
              Revenue Bonds, Series 1993, Regional Solid Waste System,
              6.000%, 7/01/13 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------
             Washington - 5.1%

       2,835 Public Utility District No. 1 of Chelan County, Washington,   7/12 at 100.00       AAA            2,877,865
              Chelan Hydro Consolidated System Revenue Bonds, Series
              2002B, 5.250%, 7/01/37 (Alternative Minimum Tax) - AMBAC
              Insured

----
27

Portfolio of Investments
NUVEEN ALL-AMERICAN MUNICIPAL BOND FUND (continued)
April 30, 2003

   Principal                                                               Optional Call                    Market
Amount (000) Description                                                     Provisions* Ratings**           Value
------------------------------------------------------------------------------------------------------------------
             Washington (continued)

    $  2,405 Franklin County Public Utility District No. 1, Washington,   9/12 at 100.00       AAA $     2,678,088
              Electric Revenue Bonds, Series 2002 Refunding, 5.625%,
              9/01/20 - MBIA Insured

       5,000 Port of Seattle, Washington, Special Facility Revenue        3/10 at 101.00       AAA       5,487,600
              Bonds, Terminal 18 Project, Series 1999B, 6.000%, 9/01/20
              (Alternative Minimum Tax) - MBIA Insured

       5,500 Tobacco Settlement Authority, Washington, Tobacco            6/13 at 100.00        A-       4,985,915
              Settlement Asset-Backed Revenue Bonds, Series 2002,
              6.500%, 6/01/26

       1,920 Washington Healthcare Facilities Authority, Revenue Bonds,   1/11 at 102.00       Aa3       2,003,002
              Series 2001, Sea-Mar Community Health Center, 5.750%,
              1/01/26
------------------------------------------------------------------------------------------------------------------
             Wisconsin - 2.0%

       3,000 Badger Tobacco Asset Securitization Corporation, Wisconsin,  6/12 at 100.00        A-       2,701,080
              Tobacco Settlement Asset-Backed Bonds, Series 2002,
              6.125%, 6/01/27

       3,500 Madison, Wisconsin, Industrial Development Revenue           4/12 at 100.00       AA-       3,645,703
              Refunding Bonds, Madison Gas & Electric Company Projects,
              Series 2002A, 5.875%, 10/01/34 (Alternative Minimum Tax)

         775 Wisconsin Health and Educational Facilities Authority,       2/12 at 101.00       AAA         799,630
              Revenue Bonds, Ministry Health Care Inc., Series 2002A,
              5.125%, 2/15/22 - MBIA Insured
------------------------------------------------------------------------------------------------------------------
  $  329,524 Total Long-Term Investments (cost $324,307,719) - 97.4%                                   341,687,939
------------------------------------------------------------------------------------------------------------------
------------
             Short-Term Investments - 1.4%

       2,000 Idaho Health Facilities Authority, Variable Rate Demand                        VMIG-1       2,000,000
              Revenue Bonds, St. Luke's Regional Medical Center, Series
              1995, 1.350%, 5/01/22+

       1,000 Indiana Educational Facilities Authority, Educational                          VMIG-1       1,000,000
              Facilities Revenue Bonds, DePauw University Project,
              Series 2002, Variable Rate Demand Obligations, 1.350%,
              7/01/32+

       2,000 Health and Educational Facilities Authority of the State of                       A-1       2,000,000
              Missouri, Educational Facilities Revenue Bonds, Missouri
              Valley College, Series 2001, Variable Rate Demand
              Obligations, 1.400%, 10/01/31+
------------------------------------------------------------------------------------------------------------------
  $    5,000 Total Short-Term Investments (cost $5,000,000)                                              5,000,000
------------------------------------------------------------------------------------------------------------------
------------
             Total Investments (cost $329,307,719) - 98.8%                                             346,687,939

             ----------------------------------------------------------------------------------------------------
             Other Assets Less Liabilities - 1.2%                                                        4,369,105

             ----------------------------------------------------------------------------------------------------
             Net Assets - 100%                                                                     $   351,057,044

           ---------------------------------------------------------------------
           * Optional Call Provisions (not covered by the report of independent accountants): Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
           ** Ratings (not covered by the report of independent accountants):
              Using the higher of Standard & Poor's or Moody's rating. ***Securities are backed by an escrow or trust containing sufficient
              U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.
           N/RInvestment is not rated.
          (IF)Inverse floating rate security.
           + Security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.

                                See accompanying notes to financial statements.

----
28

Portfolio of Investments
NUVEEN INSURED MUNICIPAL BOND FUND
April 30, 2003


   Principal
Amount (000) Description
-------------------------------------------------------------------------------------------------------------------
             Alabama - 5.1%

    $ 10,000 Alabama Incentives Financing Authority, Tax-Exempt Special Obligation Bonds, Series 1999-A,
              6.000%,10/01/29 - AMBAC Insured

       5,000 Houston County Health Care Authority, Alabama, Revenue Bonds, Series 2000, 6.125%, 10/01/25 -
              AMBAC Insured

       3,000 Madison, Alabama, General Obligation School Warrants, Series 1994, 6.250%, 2/01/19
              (Pre-refunded to 2/01/04) - MBIA Insured

             Montgomery, Alabama, General Obligation Warrants, Series 2003:
       1,465   5.250%, 5/01/20 - AMBAC Insured
       1,750   5.000%, 5/01/21 - AMBAC Insured

       2,860 Utilities Board of the City of Oneonta, Alabama, Utility Revenue Bonds, Series 1994, 6.900%, 11/01/24
              (Pre-refunded to 11/01/04) - CAP GTY/FSA

       9,000 University of Alabama at Birmingham, Hospital Revenue Bonds, Series 2000A, 5.875%, 9/01/31 -
              MBIA Insured

      12,255 Walker County, Alabama, General Obligation Warrants, Convertible Capital Appreciation Bonds,
              Series 2002, 0.000%, 2/01/32 - MBIA Insured

             West Morgan-East Lawrence Water Authority, Alabama, Water Revenue Bonds, Series 1994:
       2,200   6.800%, 8/15/19 (Pre-refunded to 8/15/04) - FSA Insured
       3,000   6.850%, 8/15/25 (Pre-refunded to 8/15/04) - FSA Insured
-------------------------------------------------------------------------------------------------------------------
             Alaska - 0.9%

       4,500 Alaska Industrial Development and Export Authority, Revolving Fund Bonds, Series 1997A,
              5.900%, 4/01/17 (Alternative Minimum Tax) - MBIA Insured

       3,290 Alaska Housing Finance Corporation, Mortgage Revenue Bonds, 1996 Series A, 6.000%, 12/01/15 -
              MBIA Insured
-------------------------------------------------------------------------------------------------------------------
             Arizona - 1.8%

       4,970 Industrial Development Authority of the City of Phoenix, Arizona, Multifamily Housing Revenue Bonds,
              Series 2001, GNMA Collateralized - Campaigne Place on Jackson Project, 5.800%, 6/20/41
              (Alternative Minimum Tax)

             Tempe Union High School District No. 213 of Maricopa County, Arizona, General Obligation Bonds,
             Series 1994:
       4,290   6.000%, 7/01/10 (Pre-refunded to 7/01/04) - FGIC Insured
       1,710   6.000%, 7/01/10 - FGIC Insured

       5,000 City of Tucson, Arizona, Water System Revenue Bonds, Series 1994-A (1996), 6.000%, 7/01/21
              (Pre-refunded to 7/01/06) - MBIA Insured
-------------------------------------------------------------------------------------------------------------------
             Arkansas - 0.1%

         500 Pulaski County Special School District, Arkansas, General Obligation Bonds, Series 2002A Refunding,
              5.000%, 2/01/21 - AMBAC Insured
-------------------------------------------------------------------------------------------------------------------
             California - 4.9%

         600 California Housing Finance Agency, Home Mortgage Revenue Bonds, Series 1999L, 0.000%, 2/01/18
              (Alternative Minimum Tax) - MBIA Insured

       5,000 Department of Veterans Affairs, California, Home Purchase Revenue Bonds, Series 2002A,
              5.350%, 12/01/27 (Alternative Minimum Tax) - AMBAC Insured

       5,000 City of Los Angeles, California, Multifamily Housing Revenue Bonds, GNMA Mortgage-Backed
              Securities Program, Park Plaza West Senior Apartments Project, Series 2001B, 5.500%, 1/20/43
              (Alternative Minimum Tax)

       8,000 City of Oakland, California, Insured Revenue Bonds, 1800 Harrison Foundation - Kaiser Permanente,
              Series 1999A, 6.000%, 1/01/29 - AMBAC Insured

      13,750 Ontario Redevelopment Financing Authority, San Bernardino County, California, 1993 Revenue Bonds,
              Ontario Redevelopment Project No. 1, 5.800%, 8/01/23 - MBIA Insured

                                                                                                        Optional Call
Description                                                                                               Provisions* Ratings**
--------------------------------------------------------------------------------------------------------------------------------
Alabama - 5.1%

Alabama Incentives Financing Authority, Tax-Exempt Special Obligation Bonds, Series 1999-A,           10/09 at 102.00       AAA
 6.000%,10/01/29 - AMBAC Insured

Houston County Health Care Authority, Alabama, Revenue Bonds, Series 2000, 6.125%, 10/01/25 -         10/09 at 101.00       Aaa
 AMBAC Insured

Madison, Alabama, General Obligation School Warrants, Series 1994, 6.250%, 2/01/19                     2/04 at 102.00       AAA
 (Pre-refunded to 2/01/04) - MBIA Insured

Montgomery, Alabama, General Obligation Warrants, Series 2003:
  5.250%, 5/01/20 - AMBAC Insured                                                                      5/12 at 101.00       AAA
  5.000%, 5/01/21 - AMBAC Insured                                                                      5/12 at 101.00       AAA

Utilities Board of the City of Oneonta, Alabama, Utility Revenue Bonds, Series 1994, 6.900%, 11/01/24 11/04 at 102.00       AAA
 (Pre-refunded to 11/01/04) - CAP GTY/FSA

University of Alabama at Birmingham, Hospital Revenue Bonds, Series 2000A, 5.875%, 9/01/31 -           9/10 at 101.00       AAA
 MBIA Insured

Walker County, Alabama, General Obligation Warrants, Convertible Capital Appreciation Bonds,            8/12 at 77.49       AAA
 Series 2002, 0.000%, 2/01/32 - MBIA Insured

West Morgan-East Lawrence Water Authority, Alabama, Water Revenue Bonds, Series 1994:
  6.800%, 8/15/19 (Pre-refunded to 8/15/04) - FSA Insured                                              8/04 at 102.00       AAA
  6.850%, 8/15/25 (Pre-refunded to 8/15/04) - FSA Insured                                              8/04 at 102.00       AAA
--------------------------------------------------------------------------------------------------------------------------------
Alaska - 0.9%

Alaska Industrial Development and Export Authority, Revolving Fund Bonds, Series 1997A,                4/07 at 102.00       AAA
 5.900%, 4/01/17 (Alternative Minimum Tax) - MBIA Insured

Alaska Housing Finance Corporation, Mortgage Revenue Bonds, 1996 Series A, 6.000%, 12/01/15 -          6/06 at 102.00       AAA
 MBIA Insured
--------------------------------------------------------------------------------------------------------------------------------
Arizona - 1.8%

Industrial Development Authority of the City of Phoenix, Arizona, Multifamily Housing Revenue Bonds,   6/11 at 102.00       Aaa
 Series 2001, GNMA Collateralized - Campaigne Place on Jackson Project, 5.800%, 6/20/41
 (Alternative Minimum Tax)

Tempe Union High School District No. 213 of Maricopa County, Arizona, General Obligation Bonds,
Series 1994:
  6.000%, 7/01/10 (Pre-refunded to 7/01/04) - FGIC Insured                                             7/04 at 101.00       AAA
  6.000%, 7/01/10 - FGIC Insured                                                                       7/04 at 101.00       AAA

City of Tucson, Arizona, Water System Revenue Bonds, Series 1994-A (1996), 6.000%, 7/01/21             7/06 at 101.00       AAA
 (Pre-refunded to 7/01/06) - MBIA Insured
--------------------------------------------------------------------------------------------------------------------------------
Arkansas - 0.1%

Pulaski County Special School District, Arkansas, General Obligation Bonds, Series 2002A Refunding,    2/08 at 100.00       AAA
 5.000%, 2/01/21 - AMBAC Insured
--------------------------------------------------------------------------------------------------------------------------------
California - 4.9%

California Housing Finance Agency, Home Mortgage Revenue Bonds, Series 1999L, 0.000%, 2/01/18           8/09 at 59.51       AAA
 (Alternative Minimum Tax) - MBIA Insured

Department of Veterans Affairs, California, Home Purchase Revenue Bonds, Series 2002A,                 6/12 at 101.00       AAA
 5.350%, 12/01/27 (Alternative Minimum Tax) - AMBAC Insured

City of Los Angeles, California, Multifamily Housing Revenue Bonds, GNMA Mortgage-Backed               7/11 at 102.00       AAA
 Securities Program, Park Plaza West Senior Apartments Project, Series 2001B, 5.500%, 1/20/43
 (Alternative Minimum Tax)

City of Oakland, California, Insured Revenue Bonds, 1800 Harrison Foundation - Kaiser Permanente,      1/10 at 100.00       AAA
 Series 1999A, 6.000%, 1/01/29 - AMBAC Insured

Ontario Redevelopment Financing Authority, San Bernardino County, California, 1993 Revenue Bonds,      8/03 at 102.00       AAA
 Ontario Redevelopment Project No. 1, 5.800%, 8/01/23 - MBIA Insured

                                                                                                              Market
Description                                                                                                    Value
--------------------------------------------------------------------------------------------------------------------
Alabama - 5.1%

Alabama Incentives Financing Authority, Tax-Exempt Special Obligation Bonds, Series 1999-A,           $   11,582,800
 6.000%,10/01/29 - AMBAC Insured

Houston County Health Care Authority, Alabama, Revenue Bonds, Series 2000, 6.125%, 10/01/25 -              5,678,650
 AMBAC Insured

Madison, Alabama, General Obligation School Warrants, Series 1994, 6.250%, 2/01/19                         3,175,770
 (Pre-refunded to 2/01/04) - MBIA Insured

Montgomery, Alabama, General Obligation Warrants, Series 2003:
  5.250%, 5/01/20 - AMBAC Insured                                                                          1,582,742
  5.000%, 5/01/21 - AMBAC Insured                                                                          1,839,285

Utilities Board of the City of Oneonta, Alabama, Utility Revenue Bonds, Series 1994, 6.900%, 11/01/24      3,159,385
 (Pre-refunded to 11/01/04) - CAP GTY/FSA

University of Alabama at Birmingham, Hospital Revenue Bonds, Series 2000A, 5.875%, 9/01/31 -               9,803,790
 MBIA Insured

Walker County, Alabama, General Obligation Warrants, Convertible Capital Appreciation Bonds,               5,866,714
 Series 2002, 0.000%, 2/01/32 - MBIA Insured

West Morgan-East Lawrence Water Authority, Alabama, Water Revenue Bonds, Series 1994:
  6.800%, 8/15/19 (Pre-refunded to 8/15/04) - FSA Insured                                                  2,402,840
  6.850%, 8/15/25 (Pre-refunded to 8/15/04) - FSA Insured                                                  3,278,520
--------------------------------------------------------------------------------------------------------------------
Alaska - 0.9%

Alaska Industrial Development and Export Authority, Revolving Fund Bonds, Series 1997A,                    5,006,610
 5.900%, 4/01/17 (Alternative Minimum Tax) - MBIA Insured

Alaska Housing Finance Corporation, Mortgage Revenue Bonds, 1996 Series A, 6.000%, 12/01/15 -              3,361,656
 MBIA Insured
--------------------------------------------------------------------------------------------------------------------
Arizona - 1.8%

Industrial Development Authority of the City of Phoenix, Arizona, Multifamily Housing Revenue Bonds,       5,394,488
 Series 2001, GNMA Collateralized - Campaigne Place on Jackson Project, 5.800%, 6/20/41
 (Alternative Minimum Tax)

Tempe Union High School District No. 213 of Maricopa County, Arizona, General Obligation Bonds,
Series 1994:
  6.000%, 7/01/10 (Pre-refunded to 7/01/04) - FGIC Insured                                                 4,575,585
  6.000%, 7/01/10 - FGIC Insured                                                                           1,820,192

City of Tucson, Arizona, Water System Revenue Bonds, Series 1994-A (1996), 6.000%, 7/01/21                 5,712,100
 (Pre-refunded to 7/01/06) - MBIA Insured
--------------------------------------------------------------------------------------------------------------------
Arkansas - 0.1%

Pulaski County Special School District, Arkansas, General Obligation Bonds, Series 2002A Refunding,          515,195
 5.000%, 2/01/21 - AMBAC Insured
--------------------------------------------------------------------------------------------------------------------
California - 4.9%

California Housing Finance Agency, Home Mortgage Revenue Bonds, Series 1999L, 0.000%, 2/01/18                255,732
 (Alternative Minimum Tax) - MBIA Insured

Department of Veterans Affairs, California, Home Purchase Revenue Bonds, Series 2002A,                     5,232,700
 5.350%, 12/01/27 (Alternative Minimum Tax) - AMBAC Insured

City of Los Angeles, California, Multifamily Housing Revenue Bonds, GNMA Mortgage-Backed                   5,255,000
 Securities Program, Park Plaza West Senior Apartments Project, Series 2001B, 5.500%, 1/20/43
 (Alternative Minimum Tax)

City of Oakland, California, Insured Revenue Bonds, 1800 Harrison Foundation - Kaiser Permanente,          9,223,200
 Series 1999A, 6.000%, 1/01/29 - AMBAC Insured

Ontario Redevelopment Financing Authority, San Bernardino County, California, 1993 Revenue Bonds,         14,165,663
 Ontario Redevelopment Project No. 1, 5.800%, 8/01/23 - MBIA Insured

----
29

Portfolio of Investments
NUVEEN INSURED MUNICIPAL BOND FUND (continued)
April 30, 2003

   Principal
Amount (000) Description
----------------------------------------------------------------------------------------------------------------------
             California (continued)

    $  5,295 County of Riverside, California, Certificates of Participation, 1994 Desert Justice Facility Project,
              6.000%, 12/01/12 (Pre-refunded to 12/01/04) - MBIA Insured

       6,995 Airports Commission of the City and County of San Francisco, California, San Francisco International
              Airport, Second Series Revenue Refunding Bonds, Issue 27A, 5.250%, 5/01/31
              (Alternative Minimum Tax) - MBIA Insured
----------------------------------------------------------------------------------------------------------------------
             Colorado - 2.7%

             City of Broomfield, Colorado, Master Facilities Lease Purchase Agreement, Certificates of Participation,
             Series 1999, City and County of Broomfield Building Corporation:
       5,030   5.875%, 12/01/19 - AMBAC Insured
       5,000   6.000%, 12/01/29 - AMBAC Insured

      10,000 Colorado Health Facilities Authority, Hospital Improvement Revenue Bonds, NCMC, Inc. Project,
              Series 1999, 5.750%, 5/15/24 - FSA Insured

       3,750 E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, 2000 Series B, 0.000%, 9/01/17 -
              MBIA Insured

       1,100 El Paso County, Colorado, Mortgage Revenue Bonds, Stetson Meadows Project, GNMA Collateral,
              Series 2002A, 5.100%, 12/20/22 (Alternative Minimum Tax)
----------------------------------------------------------------------------------------------------------------------
             District of Columbia - 0.9%

       4,050 Metropolitan Washington D.C. Airports Authority, Airport System Revenue Bonds, 2002 Series A,
              5.250%, 10/01/32 (Alternative Minimum Tax) - FGIC Insured

       4,000 District of Columbia, General Obligation Bonds, Series 1994B, 6.100%, 6/01/11
              (Pre-refunded to 6/01/04) - MBIA Insured
----------------------------------------------------------------------------------------------------------------------
             Florida - 4.2%

             Development Authority of Marietta, Florida, First Mortgage Revenue Bonds, Life College, Inc.,
             Series 1995A:
       3,020   5.950%, 9/01/19 - CAP GTY/FSA
       6,180   6.250%, 9/01/25 - CAP GTY/FSA

       4,315 Florida Housing Finance Corporation Homeowner Mortgage Revenue Bonds, 2000 Series 4,
              6.250%, 7/01/22 (Alternative Minimum Tax) - FSA Insured

       3,930 Florida Housing Finance Corporation, Housing Revenue Bonds, Series N-1, Sundance Pointe
              Apartments, 6.050%, 2/01/41 (Alternative Minimum Tax) - FSA Insured

       5,980 Miami-Dade County Housing Finance Authority, Florida, Multifamily Revenue Bonds, Sunset Bay
              Apartments Project, Series 2000-5A, 6.050%, 1/01/41 (Alternative Minimum Tax) - FSA Insured

             Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2002:
       3,500   5.250%, 10/01/22 (Alternative Minimum Tax) - FGIC Insured
       6,350   5.375%, 10/01/27 (Alternative Minimum Tax) - FGIC Insured

             Housing Finance Authority of Palm Beach County, Florida, Multifamily Housing Revenue Bonds,
             Series 2001A, Pinnacle Palms Apartments Project:
         970   5.550%, 7/01/21 (Alternative Minimum Tax) - FSA Insured
       2,505   5.750%, 7/01/37 (Alternative Minimum Tax) - FSA Insured
----------------------------------------------------------------------------------------------------------------------
             Georgia - 0.6%

       5,000 Development Authority of Appling County, Georgia, Pollution Control Revenue Bonds, Oglethorpe Power
              Corporation Hatch Project, Series 1994, 7.150%, 1/01/21 - MBIA Insured
----------------------------------------------------------------------------------------------------------------------
             Hawaii - 0.4%

       3,300 State of Hawaii, General Obligation Bonds, ROL-SER II-R-153, 13.510%, 2/01/21 (IF) - FSA Insured
----------------------------------------------------------------------------------------------------------------------
             Illinois - 13.9%

      25,000 City of Chicago, Illinois, General Obligation Bonds, Project and Refunding Series 1996B,
              5.125%, 1/01/25 - FGIC Insured

       9,590 Chicago School Reform Board of Trustees of the Board of Education of the City of Chicago, Illinois,
              Unlimited Tax General Obligation Bonds, Series 1996, 5.800%, 12/01/17 - AMBAC Insured

                                                                                                           Optional Call
Description                                                                                                  Provisions*
-------------------------------------------------------------------------------------------------------------------------
California (continued)

County of Riverside, California, Certificates of Participation, 1994 Desert Justice Facility Project,    12/04 at 101.00
 6.000%, 12/01/12 (Pre-refunded to 12/01/04) - MBIA Insured

Airports Commission of the City and County of San Francisco, California, San Francisco International      5/11 at 100.00
 Airport, Second Series Revenue Refunding Bonds, Issue 27A, 5.250%, 5/01/31
 (Alternative Minimum Tax) - MBIA Insured
-------------------------------------------------------------------------------------------------------------------------
Colorado - 2.7%

City of Broomfield, Colorado, Master Facilities Lease Purchase Agreement, Certificates of Participation,
Series 1999, City and County of Broomfield Building Corporation:
  5.875%, 12/01/19 - AMBAC Insured                                                                       12/09 at 100.00
  6.000%, 12/01/29 - AMBAC Insured                                                                       12/09 at 100.00

Colorado Health Facilities Authority, Hospital Improvement Revenue Bonds, NCMC, Inc. Project,             5/09 at 101.00
 Series 1999, 5.750%, 5/15/24 - FSA Insured

E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, 2000 Series B, 0.000%, 9/01/17 -           9/10 at 65.63
 MBIA Insured

El Paso County, Colorado, Mortgage Revenue Bonds, Stetson Meadows Project, GNMA Collateral,              12/12 at 100.00
 Series 2002A, 5.100%, 12/20/22 (Alternative Minimum Tax)
-------------------------------------------------------------------------------------------------------------------------
District of Columbia - 0.9%

Metropolitan Washington D.C. Airports Authority, Airport System Revenue Bonds, 2002 Series A,            10/12 at 100.00
 5.250%, 10/01/32 (Alternative Minimum Tax) - FGIC Insured

District of Columbia, General Obligation Bonds, Series 1994B, 6.100%, 6/01/11                             6/04 at 102.00
 (Pre-refunded to 6/01/04) - MBIA Insured
-------------------------------------------------------------------------------------------------------------------------
Florida - 4.2%

Development Authority of Marietta, Florida, First Mortgage Revenue Bonds, Life College, Inc.,
Series 1995A:
  5.950%, 9/01/19 - CAP GTY/FSA                                                                           9/05 at 102.00
  6.250%, 9/01/25 - CAP GTY/FSA                                                                           9/05 at 102.00

Florida Housing Finance Corporation Homeowner Mortgage Revenue Bonds, 2000 Series 4,                      1/10 at 100.00
 6.250%, 7/01/22 (Alternative Minimum Tax) - FSA Insured

Florida Housing Finance Corporation, Housing Revenue Bonds, Series N-1, Sundance Pointe                   8/10 at 100.00
 Apartments, 6.050%, 2/01/41 (Alternative Minimum Tax) - FSA Insured

Miami-Dade County Housing Finance Authority, Florida, Multifamily Revenue Bonds, Sunset Bay               1/11 at 102.00
 Apartments Project, Series 2000-5A, 6.050%, 1/01/41 (Alternative Minimum Tax) - FSA Insured

Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2002:
  5.250%, 10/01/22 (Alternative Minimum Tax) - FGIC Insured                                              10/12 at 100.00
  5.375%, 10/01/27 (Alternative Minimum Tax) - FGIC Insured                                              10/12 at 100.00

Housing Finance Authority of Palm Beach County, Florida, Multifamily Housing Revenue Bonds,
Series 2001A, Pinnacle Palms Apartments Project:
  5.550%, 7/01/21 (Alternative Minimum Tax) - FSA Insured                                                 7/11 at 100.00
  5.750%, 7/01/37 (Alternative Minimum Tax) - FSA Insured                                                 7/11 at 100.00
-------------------------------------------------------------------------------------------------------------------------
Georgia - 0.6%

Development Authority of Appling County, Georgia, Pollution Control Revenue Bonds, Oglethorpe Power       1/04 at 101.00
 Corporation Hatch Project, Series 1994, 7.150%, 1/01/21 - MBIA Insured
-------------------------------------------------------------------------------------------------------------------------
Hawaii - 0.4%

State of Hawaii, General Obligation Bonds, ROL-SER II-R-153, 13.510%, 2/01/21 (IF) - FSA Insured          2/12 at 100.00
-------------------------------------------------------------------------------------------------------------------------
Illinois - 13.9%

City of Chicago, Illinois, General Obligation Bonds, Project and Refunding Series 1996B,                  1/06 at 102.00
 5.125%, 1/01/25 - FGIC Insured

Chicago School Reform Board of Trustees of the Board of Education of the City of Chicago, Illinois,      12/07 at 102.00
 Unlimited Tax General Obligation Bonds, Series 1996, 5.800%, 12/01/17 - AMBAC Insured

Description                                                                                              Ratings**
-------------------------------------------------------------------------------------------------------------------
California (continued)

County of Riverside, California, Certificates of Participation, 1994 Desert Justice Facility Project,          AAA
 6.000%, 12/01/12 (Pre-refunded to 12/01/04) - MBIA Insured

Airports Commission of the City and County of San Francisco, California, San Francisco International           AAA
 Airport, Second Series Revenue Refunding Bonds, Issue 27A, 5.250%, 5/01/31
 (Alternative Minimum Tax) - MBIA Insured
-------------------------------------------------------------------------------------------------------------------
Colorado - 2.7%

City of Broomfield, Colorado, Master Facilities Lease Purchase Agreement, Certificates of Participation,
Series 1999, City and County of Broomfield Building Corporation:
  5.875%, 12/01/19 - AMBAC Insured                                                                             AAA
  6.000%, 12/01/29 - AMBAC Insured                                                                             AAA

Colorado Health Facilities Authority, Hospital Improvement Revenue Bonds, NCMC, Inc. Project,                  AAA
 Series 1999, 5.750%, 5/15/24 - FSA Insured

E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, 2000 Series B, 0.000%, 9/01/17 -               AAA
 MBIA Insured

El Paso County, Colorado, Mortgage Revenue Bonds, Stetson Meadows Project, GNMA Collateral,                    Aaa
 Series 2002A, 5.100%, 12/20/22 (Alternative Minimum Tax)
-------------------------------------------------------------------------------------------------------------------
District of Columbia - 0.9%

Metropolitan Washington D.C. Airports Authority, Airport System Revenue Bonds, 2002 Series A,                  AAA
 5.250%, 10/01/32 (Alternative Minimum Tax) - FGIC Insured

District of Columbia, General Obligation Bonds, Series 1994B, 6.100%, 6/01/11                                  AAA
 (Pre-refunded to 6/01/04) - MBIA Insured
-------------------------------------------------------------------------------------------------------------------
Florida - 4.2%

Development Authority of Marietta, Florida, First Mortgage Revenue Bonds, Life College, Inc.,
Series 1995A:
  5.950%, 9/01/19 - CAP GTY/FSA                                                                                AAA
  6.250%, 9/01/25 - CAP GTY/FSA                                                                                AAA

Florida Housing Finance Corporation Homeowner Mortgage Revenue Bonds, 2000 Series 4,                           AAA
 6.250%, 7/01/22 (Alternative Minimum Tax) - FSA Insured

Florida Housing Finance Corporation, Housing Revenue Bonds, Series N-1, Sundance Pointe                        AAA
 Apartments, 6.050%, 2/01/41 (Alternative Minimum Tax) - FSA Insured

Miami-Dade County Housing Finance Authority, Florida, Multifamily Revenue Bonds, Sunset Bay                    AAA
 Apartments Project, Series 2000-5A, 6.050%, 1/01/41 (Alternative Minimum Tax) - FSA Insured

Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2002:
  5.250%, 10/01/22 (Alternative Minimum Tax) - FGIC Insured                                                    AAA
  5.375%, 10/01/27 (Alternative Minimum Tax) - FGIC Insured                                                    AAA

Housing Finance Authority of Palm Beach County, Florida, Multifamily Housing Revenue Bonds,
Series 2001A, Pinnacle Palms Apartments Project:
  5.550%, 7/01/21 (Alternative Minimum Tax) - FSA Insured                                                      AAA
  5.750%, 7/01/37 (Alternative Minimum Tax) - FSA Insured                                                      AAA
-------------------------------------------------------------------------------------------------------------------
Georgia - 0.6%

Development Authority of Appling County, Georgia, Pollution Control Revenue Bonds, Oglethorpe Power            AAA
 Corporation Hatch Project, Series 1994, 7.150%, 1/01/21 - MBIA Insured
-------------------------------------------------------------------------------------------------------------------
Hawaii - 0.4%

State of Hawaii, General Obligation Bonds, ROL-SER II-R-153, 13.510%, 2/01/21 (IF) - FSA Insured               AAA
-------------------------------------------------------------------------------------------------------------------
Illinois - 13.9%

City of Chicago, Illinois, General Obligation Bonds, Project and Refunding Series 1996B,                       AAA
 5.125%, 1/01/25 - FGIC Insured

Chicago School Reform Board of Trustees of the Board of Education of the City of Chicago, Illinois,            AAA
 Unlimited Tax General Obligation Bonds, Series 1996, 5.800%, 12/01/17 - AMBAC Insured

                                                                                                                 Market
Description                                                                                                       Value
-----------------------------------------------------------------------------------------------------------------------
California (continued)

County of Riverside, California, Certificates of Participation, 1994 Desert Justice Facility Project,    $    5,751,270
 6.000%, 12/01/12 (Pre-refunded to 12/01/04) - MBIA Insured

Airports Commission of the City and County of San Francisco, California, San Francisco International          7,129,934
 Airport, Second Series Revenue Refunding Bonds, Issue 27A, 5.250%, 5/01/31
 (Alternative Minimum Tax) - MBIA Insured
-----------------------------------------------------------------------------------------------------------------------
Colorado - 2.7%

City of Broomfield, Colorado, Master Facilities Lease Purchase Agreement, Certificates of Participation,
Series 1999, City and County of Broomfield Building Corporation:
  5.875%, 12/01/19 - AMBAC Insured                                                                            5,806,381
  6.000%, 12/01/29 - AMBAC Insured                                                                            5,794,100

Colorado Health Facilities Authority, Hospital Improvement Revenue Bonds, NCMC, Inc. Project,                10,870,900
 Series 1999, 5.750%, 5/15/24 - FSA Insured

E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, 2000 Series B, 0.000%, 9/01/17 -              1,750,275
 MBIA Insured

El Paso County, Colorado, Mortgage Revenue Bonds, Stetson Meadows Project, GNMA Collateral,                   1,123,452
 Series 2002A, 5.100%, 12/20/22 (Alternative Minimum Tax)
-----------------------------------------------------------------------------------------------------------------------
District of Columbia - 0.9%

Metropolitan Washington D.C. Airports Authority, Airport System Revenue Bonds, 2002 Series A,                 4,138,897
 5.250%, 10/01/32 (Alternative Minimum Tax) - FGIC Insured

District of Columbia, General Obligation Bonds, Series 1994B, 6.100%, 6/01/11                                 4,293,800
 (Pre-refunded to 6/01/04) - MBIA Insured
-----------------------------------------------------------------------------------------------------------------------
Florida - 4.2%

Development Authority of Marietta, Florida, First Mortgage Revenue Bonds, Life College, Inc.,
Series 1995A:
  5.950%, 9/01/19 - CAP GTY/FSA                                                                               3,357,364
  6.250%, 9/01/25 - CAP GTY/FSA                                                                               6,927,780

Florida Housing Finance Corporation Homeowner Mortgage Revenue Bonds, 2000 Series 4,                          4,670,685
 6.250%, 7/01/22 (Alternative Minimum Tax) - FSA Insured

Florida Housing Finance Corporation, Housing Revenue Bonds, Series N-1, Sundance Pointe                       4,256,308
 Apartments, 6.050%, 2/01/41 (Alternative Minimum Tax) - FSA Insured

Miami-Dade County Housing Finance Authority, Florida, Multifamily Revenue Bonds, Sunset Bay                   6,584,638
 Apartments Project, Series 2000-5A, 6.050%, 1/01/41 (Alternative Minimum Tax) - FSA Insured

Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2002:
  5.250%, 10/01/22 (Alternative Minimum Tax) - FGIC Insured                                                   3,646,370
  5.375%, 10/01/27 (Alternative Minimum Tax) - FGIC Insured                                                   6,563,995

Housing Finance Authority of Palm Beach County, Florida, Multifamily Housing Revenue Bonds,
Series 2001A, Pinnacle Palms Apartments Project:
  5.550%, 7/01/21 (Alternative Minimum Tax) - FSA Insured                                                     1,036,726
  5.750%, 7/01/37 (Alternative Minimum Tax) - FSA Insured                                                     2,686,813
-----------------------------------------------------------------------------------------------------------------------
Georgia - 0.6%

Development Authority of Appling County, Georgia, Pollution Control Revenue Bonds, Oglethorpe Power           5,236,500
 Corporation Hatch Project, Series 1994, 7.150%, 1/01/21 - MBIA Insured
-----------------------------------------------------------------------------------------------------------------------
Hawaii - 0.4%

State of Hawaii, General Obligation Bonds, ROL-SER II-R-153, 13.510%, 2/01/21 (IF) - FSA Insured              4,207,269
-----------------------------------------------------------------------------------------------------------------------
Illinois - 13.9%

City of Chicago, Illinois, General Obligation Bonds, Project and Refunding Series 1996B,                     25,509,500
 5.125%, 1/01/25 - FGIC Insured

Chicago School Reform Board of Trustees of the Board of Education of the City of Chicago, Illinois,          11,042,693
 Unlimited Tax General Obligation Bonds, Series 1996, 5.800%, 12/01/17 - AMBAC Insured

----
30

   Principal
Amount (000) Description
---------------------------------------------------------------------------------------------------------------------
             Illinois (continued)

    $  9,000 City of Chicago, O'Hare International Airport, Illinois, General Airport Second Lien Revenue Refunding
              Bonds, 1999 Series, 5.500%, 1/01/18 (Alternative Minimum Tax) - AMBAC Insured

       3,000 City of Chicago, O'Hare International Airport, Illinois, General Airport Third Lien Revenue Refunding
              Bonds, Series 2002A, 5.750%, 1/01/19 (Alternative Minimum Tax) - MBIA Insured

      12,800 Public Building Commission of Chicago, Illinois, Building Revenue Bonds, Series A of 1993, Board of
              Education of the City of Chicago, 5.750%, 12/01/18 (Pre-refunded to 12/01/03) - MBIA Insured

       5,000 City of Chicago, Illinois, Second Lien Wastewater Transmission Revenue Bonds, Series 2001A,
              5.500%, 1/01/30 - MBIA Insured

             Town of Cicero, Cook County, Illinois, General Obligation Corporate Purpose Bonds, Series 1994A:
       3,610   6.400%, 12/01/14 (Pre-refunded to 12/01/04) - MBIA Insured
       2,930   6.400%, 12/01/14 - MBIA Insured

       2,500 Community College District No. 508, Cook County, Illinois, Certificates of Participation,
              8.750%, 1/01/07 - FGIC Insured

       2,370 Board of Governors of State Colleges and Universities, Illinois, Auxiliary Facilities System Revenue
              Bonds, Eastern Illinois University, Series 1994A, 6.375%, 4/01/16 (Pre-refunded to 4/01/04) -
              MBIA Insured

       6,500 Illinois Development Finance Authority, Revenue Bonds, Remarketed Series 1997A, Adventist Health
              System - Sunbelt Obligated Group, 5.875%, 11/15/20 - MBIA Insured

       1,945 Illinois Development Finance Authority, Local Government Program Revenue Bonds, City of O'Fallon
              Project, Series 2002, 5.250%, 1/01/24 - FGIC Insured

       1,455 Illinois Educational Facilities Authority, Revenue Refunding Bonds, Midwestern University,
              Series 1996B, 6.250%, 5/15/26 (Pre-refunded to 5/15/06) - CONNIE LEE Insured

       3,000 Illinois Health Facilities Authority, Revenue Bonds, Series 1994A, University of Chicago Hospitals
              Project, 6.125%, 8/15/24 (Pre-refunded to 8/15/04) - MBIA Insured

       4,000 Illinois Health Facilities Authority, Healthcare Facilities Revenue Bonds, Series 1995, Northwestern
              Medical Faculty Foundation, Inc., 6.500%, 11/15/15 (Pre-refunded to 11/15/04) - MBIA Insured

             Illinois Health Facilities Authority, Revenue Bonds, Community Provider Pooled Loan Program:
          61   7.900%, 8/15/03 - MBIA Insured
         458   7.900%, 8/15/03 - MBIA Insured

       5,000 State of Illinois, General Obligation Bonds, Series 1994, 5.875%, 8/01/19 (Pre-refunded to 8/01/04)

             State of Illinois, General Obligation Bonds, Series 1995:
       3,065   6.100%, 2/01/19 (Pre-refunded to 2/01/05) - MBIA Insured
       5,545   6.100%, 2/01/20 (Pre-refunded to 2/01/05) - MBIA Insured

       2,705 State of Illinois, General Obligation Bonds, Illinois FIRST, Series 2000, 5.400%,12/01/20 -
              MBIA Insured

       1,330 Aurora West Side School District No. 129, Kane County, Illinois, General Obligation Bonds, Series 2003,
              6.000%, 2/01/23 - FGIC Insured

       4,645 City of Monmouth, Warren County, Illinois, General Obligation Sewer Bonds, Series 1999B,
              0.000%, 12/01/29 (Pre-refunded to 12/01/09) - FGIC Insured

       4,000 Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and Will Counties, Illinois,
              General Obligation Refunding Bonds, Series 1993C, 5.850%, 6/01/23 (Pre-refunded to 6/01/03) -
              FGIC Insured

       8,000 University of Illinois, Certificates of Participation, Utility Infrastructure Projects, Series 2001A,
              5.000%, 8/15/21 - AMBAC Insured
---------------------------------------------------------------------------------------------------------------------
             Indiana - 7.8%

             Boone County, Indiana, Hospital Association Lease Revenue Bonds, Series 2001:
       3,190  5.500%, 1/15/21 - FGIC Insured
       8,605  5.500%, 1/15/26 - FGIC Insured

       4,000 Huntington Countywide School Building Corporation II, Indiana, First Mortgage Bonds, Series 2002,
              5.125%, 7/15/22 - MBIA Insured

                                                                                                          Optional Call
Description                                                                                                 Provisions*
------------------------------------------------------------------------------------------------------------------------
Illinois (continued)

City of Chicago, O'Hare International Airport, Illinois, General Airport Second Lien Revenue Refunding   1/10 at 101.00
 Bonds, 1999 Series, 5.500%, 1/01/18 (Alternative Minimum Tax) - AMBAC Insured

City of Chicago, O'Hare International Airport, Illinois, General Airport Third Lien Revenue Refunding    1/12 at 100.00
 Bonds, Series 2002A, 5.750%, 1/01/19 (Alternative Minimum Tax) - MBIA Insured

Public Building Commission of Chicago, Illinois, Building Revenue Bonds, Series A of 1993, Board of     12/03 at 102.00
 Education of the City of Chicago, 5.750%, 12/01/18 (Pre-refunded to 12/01/03) - MBIA Insured

City of Chicago, Illinois, Second Lien Wastewater Transmission Revenue Bonds, Series 2001A,                No Opt. Call
 5.500%, 1/01/30 - MBIA Insured

Town of Cicero, Cook County, Illinois, General Obligation Corporate Purpose Bonds, Series 1994A:
  6.400%, 12/01/14 (Pre-refunded to 12/01/04) - MBIA Insured                                            12/04 at 102.00
  6.400%, 12/01/14 - MBIA Insured                                                                       12/04 at 102.00

Community College District No. 508, Cook County, Illinois, Certificates of Participation,                  No Opt. Call
 8.750%, 1/01/07 - FGIC Insured

Board of Governors of State Colleges and Universities, Illinois, Auxiliary Facilities System Revenue     4/04 at 102.00
 Bonds, Eastern Illinois University, Series 1994A, 6.375%, 4/01/16 (Pre-refunded to 4/01/04) -
 MBIA Insured

Illinois Development Finance Authority, Revenue Bonds, Remarketed Series 1997A, Adventist Health        11/10 at 101.00
 System - Sunbelt Obligated Group, 5.875%, 11/15/20 - MBIA Insured

Illinois Development Finance Authority, Local Government Program Revenue Bonds, City of O'Fallon         1/12 at 100.00
 Project, Series 2002, 5.250%, 1/01/24 - FGIC Insured

Illinois Educational Facilities Authority, Revenue Refunding Bonds, Midwestern University,               5/06 at 102.00
 Series 1996B, 6.250%, 5/15/26 (Pre-refunded to 5/15/06) - CONNIE LEE Insured

Illinois Health Facilities Authority, Revenue Bonds, Series 1994A, University of Chicago Hospitals       8/04 at 102.00
 Project, 6.125%, 8/15/24 (Pre-refunded to 8/15/04) - MBIA Insured

Illinois Health Facilities Authority, Healthcare Facilities Revenue Bonds, Series 1995, Northwestern    11/04 at 102.00
 Medical Faculty Foundation, Inc., 6.500%, 11/15/15 (Pre-refunded to 11/15/04) - MBIA Insured

Illinois Health Facilities Authority, Revenue Bonds, Community Provider Pooled Loan Program:
  7.900%, 8/15/03 - MBIA Insured                                                                           No Opt. Call
  7.900%, 8/15/03 - MBIA Insured                                                                           No Opt. Call

State of Illinois, General Obligation Bonds, Series 1994, 5.875%, 8/01/19 (Pre-refunded to 8/01/04)      8/04 at 102.00

State of Illinois, General Obligation Bonds, Series 1995:
  6.100%, 2/01/19 (Pre-refunded to 2/01/05) - MBIA Insured                                               2/05 at 102.00
  6.100%, 2/01/20 (Pre-refunded to 2/01/05) - MBIA Insured                                               2/05 at 102.00

State of Illinois, General Obligation Bonds, Illinois FIRST, Series 2000, 5.400%,12/01/20 -             12/10 at 100.00
 MBIA Insured

Aurora West Side School District No. 129, Kane County, Illinois, General Obligation Bonds, Series 2003,  2/13 at 100.00
 6.000%, 2/01/23 - FGIC Insured

City of Monmouth, Warren County, Illinois, General Obligation Sewer Bonds, Series 1999B,                 12/09 at 26.76
 0.000%, 12/01/29 (Pre-refunded to 12/01/09) - FGIC Insured

Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and Will Counties, Illinois,        6/03 at 102.00
 General Obligation Refunding Bonds, Series 1993C, 5.850%, 6/01/23 (Pre-refunded to 6/01/03) -
 FGIC Insured

University of Illinois, Certificates of Participation, Utility Infrastructure Projects, Series 2001A,    8/11 at 100.00
 5.000%, 8/15/21 - AMBAC Insured
------------------------------------------------------------------------------------------------------------------------
Indiana - 7.8%

Boone County, Indiana, Hospital Association Lease Revenue Bonds, Series 2001:
 5.500%, 1/15/21 - FGIC Insured                                                                         7/11 at 100.00
 5.500%, 1/15/26 - FGIC Insured                                                                         7/11 at 100.00

Huntington Countywide School Building Corporation II, Indiana, First Mortgage Bonds, Series 2002,        7/12 at 100.00
 5.125%, 7/15/22 - MBIA Insured

                                                                                                                          Market
Description                                                                                             Ratings**          Value
--------------------------------------------------------------------------------------------------------------------------------
Illinois (continued)

City of Chicago, O'Hare International Airport, Illinois, General Airport Second Lien Revenue Refunding        AAA $    9,577,170
 Bonds, 1999 Series, 5.500%, 1/01/18 (Alternative Minimum Tax) - AMBAC Insured

City of Chicago, O'Hare International Airport, Illinois, General Airport Third Lien Revenue Refunding         AAA      3,274,410
 Bonds, Series 2002A, 5.750%, 1/01/19 (Alternative Minimum Tax) - MBIA Insured

Public Building Commission of Chicago, Illinois, Building Revenue Bonds, Series A of 1993, Board of           AAA     13,403,776
 Education of the City of Chicago, 5.750%, 12/01/18 (Pre-refunded to 12/01/03) - MBIA Insured

City of Chicago, Illinois, Second Lien Wastewater Transmission Revenue Bonds, Series 2001A,                   AAA      5,699,600
 5.500%, 1/01/30 - MBIA Insured

Town of Cicero, Cook County, Illinois, General Obligation Corporate Purpose Bonds, Series 1994A:
  6.400%, 12/01/14 (Pre-refunded to 12/01/04) - MBIA Insured                                                  AAA      3,975,151
  6.400%, 12/01/14 - MBIA Insured                                                                             AAA      3,208,438

Community College District No. 508, Cook County, Illinois, Certificates of Participation,                     AAA      3,065,450
 8.750%, 1/01/07 - FGIC Insured

Board of Governors of State Colleges and Universities, Illinois, Auxiliary Facilities System Revenue          AAA      2,531,753
 Bonds, Eastern Illinois University, Series 1994A, 6.375%, 4/01/16 (Pre-refunded to 4/01/04) -
 MBIA Insured

Illinois Development Finance Authority, Revenue Bonds, Remarketed Series 1997A, Adventist Health              AAA      7,110,350
 System - Sunbelt Obligated Group, 5.875%, 11/15/20 - MBIA Insured

Illinois Development Finance Authority, Local Government Program Revenue Bonds, City of O'Fallon              AAA      2,049,349
 Project, Series 2002, 5.250%, 1/01/24 - FGIC Insured

Illinois Educational Facilities Authority, Revenue Refunding Bonds, Midwestern University,                    AAA      1,680,481
 Series 1996B, 6.250%, 5/15/26 (Pre-refunded to 5/15/06) - CONNIE LEE Insured

Illinois Health Facilities Authority, Revenue Bonds, Series 1994A, University of Chicago Hospitals            AAA      3,250,320
 Project, 6.125%, 8/15/24 (Pre-refunded to 8/15/04) - MBIA Insured

Illinois Health Facilities Authority, Healthcare Facilities Revenue Bonds, Series 1995, Northwestern          AAA      4,396,480
 Medical Faculty Foundation, Inc., 6.500%, 11/15/15 (Pre-refunded to 11/15/04) - MBIA Insured

Illinois Health Facilities Authority, Revenue Bonds, Community Provider Pooled Loan Program:
  7.900%, 8/15/03 - MBIA Insured                                                                              AAA         62,200
  7.900%, 8/15/03 - MBIA Insured                                                                              AAA        460,569

State of Illinois, General Obligation Bonds, Series 1994, 5.875%, 8/01/19 (Pre-refunded to 8/01/04)        Aa2***      5,392,650

State of Illinois, General Obligation Bonds, Series 1995:
  6.100%, 2/01/19 (Pre-refunded to 2/01/05) - MBIA Insured                                                    Aaa      3,376,435
  6.100%, 2/01/20 (Pre-refunded to 2/01/05) - MBIA Insured                                                    Aaa      6,108,427

State of Illinois, General Obligation Bonds, Illinois FIRST, Series 2000, 5.400%,12/01/20 -                   AAA      2,936,764
 MBIA Insured

Aurora West Side School District No. 129, Kane County, Illinois, General Obligation Bonds, Series 2003,       AAA      1,526,175
 6.000%, 2/01/23 - FGIC Insured

City of Monmouth, Warren County, Illinois, General Obligation Sewer Bonds, Series 1999B,                      Aaa      1,013,725
 0.000%, 12/01/29 (Pre-refunded to 12/01/09) - FGIC Insured

Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and Will Counties, Illinois,             AAA      4,096,280
 General Obligation Refunding Bonds, Series 1993C, 5.850%, 6/01/23 (Pre-refunded to 6/01/03) -
 FGIC Insured

University of Illinois, Certificates of Participation, Utility Infrastructure Projects, Series 2001A,         AAA      8,287,760
 5.000%, 8/15/21 - AMBAC Insured
--------------------------------------------------------------------------------------------------------------------------------
Indiana - 7.8%

Boone County, Indiana, Hospital Association Lease Revenue Bonds, Series 2001:
 5.500%, 1/15/21 - FGIC Insured                                                                              AAA      3,457,928
 5.500%, 1/15/26 - FGIC Insured                                                                              AAA      9,192,549

Huntington Countywide School Building Corporation II, Indiana, First Mortgage Bonds, Series 2002,             AAA      4,188,040
 5.125%, 7/15/22 - MBIA Insured

----
31

Portfolio of Investments
NUVEEN INSURED MUNICIPAL BOND FUND (continued)
April 30, 2003

   Principal
Amount (000) Description
-------------------------------------------------------------------------------------------------------------------
             Indiana (continued)

    $  5,000 Indiana Health Facility Financing Authority, Hospital Revenue Refunding and Improvement Bonds,
              Series 1992, Community Hospitals Projects, 6.400%, 5/01/12 - MBIA Insured

             Indiana Housing Finance Authority, Single Family Mortgage Revenue Bonds, 1997 Series B-2:
       1,230  6.000%, 7/01/16 (Alternative Minimum Tax)
       7,080  6.125%, 1/01/27 (Alternative Minimum Tax)

      18,000 Indianapolis, Indiana, Local Public Improvement Bond Bank, Series 2002A, Waterworks Project,
              5.125%, 7/01/27 - MBIA Insured

       3,000 Trustees of Ivy Tech State College, Indiana, Ivy Tech State College Student Fee Bonds, Series F,
              5.875%, 7/01/17 (Pre-refunded to 7/01/10) - FSA Insured

       4,950 Jasper County, Indiana, Collateralized Pollution Control Refunding Revenue Bonds, Northern Indiana
              Public Service Company Project, Series 1991, 7.100%, 7/01/17 - MBIA Insured

       3,000 Portage Township Multi-School Building Corporation, Porter County, Indiana, First Mortgage Bonds,
              Series 2002, 5.125%, 7/15/22 - FGIC Insured

       1,005 Saint Joseph County, Indiana, Economic Development Revenue Bonds, Series 2002, Saint Mary's
              College Project, 5.375%, 4/01/22 - MBIA Insured

       3,690 Shelby Eastern Schools Building Corporation, Shelby County, Indiana, First Mortgage Bonds,
              Series 2000, 6.100%, 7/15/20 (Pre-refunded to 7/15/09) - FGIC Insured

       6,960 Valparaiso Middle Schools Building Corporation, Indiana, First Mortgage Bonds, Series 2002
              Refunding, 5.000%, 7/15/24 - MBIA Insured
-------------------------------------------------------------------------------------------------------------------
             Louisiana - 0.5%

       4,750 Hospital Service District No. 1 of the Parish of Tangipahoa, Louisiana, Hospital Revenue Bonds,
              Series 1994, 6.250%, 2/01/24 - AMBAC Insured
-------------------------------------------------------------------------------------------------------------------
             Maine - 1.7%

       6,750 Maine Health and Higher Educational Facilities Authority, Revenue Bonds, Series 1995A,
              5.875%, 7/01/25 - FSA Insured

       3,110 Maine Health and Higher Educational Facilities Authority, Revenue Bonds Series 1994B,
              7.000%, 7/01/24 (Pre-refunded to 7/01/04) - FSA Insured

       4,395 Maine State Housing Authority, Mortgage Purchase Bonds, 1996 Series B-2, 6.450%, 11/15/26
              (Alternative Minimum Tax) - AMBAC Insured

             Town of Old Orchard Beach, Maine, 1992 General Obligation Bonds:
         440  6.650%, 9/01/09 - MBIA Insured
         290  6.650%, 9/01/10 - MBIA Insured
-------------------------------------------------------------------------------------------------------------------
             Massachusetts - 1.7%

       2,020 Massachusetts Health and Educational Facilities Authority, Revenue Bonds, South Shore Hospital Issue,
              Series D, 6.500%, 7/01/22 - MBIA Insured

             Massachusetts Housing Finance Agency, Single Family Housing Revenue Bonds, Series 79:
       1,880  5.850%, 12/01/21 (Alternative Minimum Tax) - FSA Insured
       2,505  5.950%, 12/01/27 (Alternative Minimum Tax) - FSA Insured

       9,355 Massachusetts Housing Finance Agency, Rental Housing Mortgage Revenue Bonds, 2001 Series A,
              5.800%, 7/01/30 (Alternative Minimum Tax) - AMBAC Insured
-------------------------------------------------------------------------------------------------------------------
             Michigan - 5.7%

      12,130 City of Bay City, County of Bay, Michigan, General Obligation Unlimited Tax Street Improvement Bonds,
              Series 1991, 0.000%, 6/01/21 - AMBAC Insured

       2,500 Chelsea School District, Counties of Washtenaw and Jackson, Michigan, 1995 School Building and
              Site Bonds, General Obligation - Unlimited Tax, 6.000%, 5/01/19 (Pre-refunded to 5/01/05) -
              FGIC Insured

                                                                                                        Optional Call
Description                                                                                               Provisions* Ratings**
--------------------------------------------------------------------------------------------------------------------------------
Indiana (continued)

Indiana Health Facility Financing Authority, Hospital Revenue Refunding and Improvement Bonds,         5/03 at 101.00       AAA
 Series 1992, Community Hospitals Projects, 6.400%, 5/01/12 - MBIA Insured

Indiana Housing Finance Authority, Single Family Mortgage Revenue Bonds, 1997 Series B-2:
 6.000%, 7/01/16 (Alternative Minimum Tax)                                                            1/07 at 101.50       Aaa
 6.125%, 1/01/27 (Alternative Minimum Tax)                                                            1/07 at 101.50       Aaa

Indianapolis, Indiana, Local Public Improvement Bond Bank, Series 2002A, Waterworks Project,           7/12 at 100.00       AAA
 5.125%, 7/01/27 - MBIA Insured

Trustees of Ivy Tech State College, Indiana, Ivy Tech State College Student Fee Bonds, Series F,       7/10 at 100.00       AAA
 5.875%, 7/01/17 (Pre-refunded to 7/01/10) - FSA Insured

Jasper County, Indiana, Collateralized Pollution Control Refunding Revenue Bonds, Northern Indiana     7/03 at 100.00       AAA
 Public Service Company Project, Series 1991, 7.100%, 7/01/17 - MBIA Insured

Portage Township Multi-School Building Corporation, Porter County, Indiana, First Mortgage Bonds,      7/12 at 100.00       AAA
 Series 2002, 5.125%, 7/15/22 - FGIC Insured

Saint Joseph County, Indiana, Economic Development Revenue Bonds, Series 2002, Saint Mary's            4/12 at 100.00       AAA
 College Project, 5.375%, 4/01/22 - MBIA Insured

Shelby Eastern Schools Building Corporation, Shelby County, Indiana, First Mortgage Bonds,             7/09 at 102.00       AAA
 Series 2000, 6.100%, 7/15/20 (Pre-refunded to 7/15/09) - FGIC Insured

Valparaiso Middle Schools Building Corporation, Indiana, First Mortgage Bonds, Series 2002             1/13 at 100.00       AAA
 Refunding, 5.000%, 7/15/24 - MBIA Insured
--------------------------------------------------------------------------------------------------------------------------------
Louisiana - 0.5%

Hospital Service District No. 1 of the Parish of Tangipahoa, Louisiana, Hospital Revenue Bonds,        2/04 at 102.00       AAA
 Series 1994, 6.250%, 2/01/24 - AMBAC Insured
--------------------------------------------------------------------------------------------------------------------------------
Maine - 1.7%

Maine Health and Higher Educational Facilities Authority, Revenue Bonds, Series 1995A,                 7/05 at 102.00       AAA
 5.875%, 7/01/25 - FSA Insured

Maine Health and Higher Educational Facilities Authority, Revenue Bonds Series 1994B,                  7/04 at 102.00       AAA
 7.000%, 7/01/24 (Pre-refunded to 7/01/04) - FSA Insured

Maine State Housing Authority, Mortgage Purchase Bonds, 1996 Series B-2, 6.450%, 11/15/26              5/06 at 102.00       AAA
 (Alternative Minimum Tax) - AMBAC Insured

Town of Old Orchard Beach, Maine, 1992 General Obligation Bonds:
 6.650%, 9/01/09 - MBIA Insured                                                                       9/03 at 103.00       AAA
 6.650%, 9/01/10 - MBIA Insured                                                                       9/03 at 103.00       AAA
--------------------------------------------------------------------------------------------------------------------------------
Massachusetts - 1.7%

Massachusetts Health and Educational Facilities Authority, Revenue Bonds, South Shore Hospital Issue,  7/03 at 101.00       AAA
 Series D, 6.500%, 7/01/22 - MBIA Insured

Massachusetts Housing Finance Agency, Single Family Housing Revenue Bonds, Series 79:
 5.850%, 12/01/21 (Alternative Minimum Tax) - FSA Insured                                            12/09 at 100.00       AAA
 5.950%, 12/01/27 (Alternative Minimum Tax) - FSA Insured                                            12/09 at 100.00       AAA

Massachusetts Housing Finance Agency, Rental Housing Mortgage Revenue Bonds, 2001 Series A,            1/11 at 100.00       AAA
 5.800%, 7/01/30 (Alternative Minimum Tax) - AMBAC Insured
--------------------------------------------------------------------------------------------------------------------------------
Michigan - 5.7%

City of Bay City, County of Bay, Michigan, General Obligation Unlimited Tax Street Improvement Bonds,    No Opt. Call       AAA
 Series 1991, 0.000%, 6/01/21 - AMBAC Insured

Chelsea School District, Counties of Washtenaw and Jackson, Michigan, 1995 School Building and         5/05 at 101.00       AAA
 Site Bonds, General Obligation - Unlimited Tax, 6.000%, 5/01/19 (Pre-refunded to 5/01/05) -
 FGIC Insured

                                                                                                              Market
Description                                                                                                    Value
--------------------------------------------------------------------------------------------------------------------
Indiana (continued)

Indiana Health Facility Financing Authority, Hospital Revenue Refunding and Improvement Bonds,        $    5,067,550
 Series 1992, Community Hospitals Projects, 6.400%, 5/01/12 - MBIA Insured

Indiana Housing Finance Authority, Single Family Mortgage Revenue Bonds, 1997 Series B-2:
 6.000%, 7/01/16 (Alternative Minimum Tax)                                                                1,302,632
 6.125%, 1/01/27 (Alternative Minimum Tax)                                                                7,463,736

Indianapolis, Indiana, Local Public Improvement Bond Bank, Series 2002A, Waterworks Project,              18,681,660
 5.125%, 7/01/27 - MBIA Insured

Trustees of Ivy Tech State College, Indiana, Ivy Tech State College Student Fee Bonds, Series F,           3,538,740
 5.875%, 7/01/17 (Pre-refunded to 7/01/10) - FSA Insured

Jasper County, Indiana, Collateralized Pollution Control Refunding Revenue Bonds, Northern Indiana         5,139,288
 Public Service Company Project, Series 1991, 7.100%, 7/01/17 - MBIA Insured

Portage Township Multi-School Building Corporation, Porter County, Indiana, First Mortgage Bonds,          3,143,580
 Series 2002, 5.125%, 7/15/22 - FGIC Insured

Saint Joseph County, Indiana, Economic Development Revenue Bonds, Series 2002, Saint Mary's                1,076,988
 College Project, 5.375%, 4/01/22 - MBIA Insured

Shelby Eastern Schools Building Corporation, Shelby County, Indiana, First Mortgage Bonds,                 4,453,682
 Series 2000, 6.100%, 7/15/20 (Pre-refunded to 7/15/09) - FGIC Insured

Valparaiso Middle Schools Building Corporation, Indiana, First Mortgage Bonds, Series 2002                 7,167,269
 Refunding, 5.000%, 7/15/24 - MBIA Insured
--------------------------------------------------------------------------------------------------------------------
Louisiana - 0.5%

Hospital Service District No. 1 of the Parish of Tangipahoa, Louisiana, Hospital Revenue Bonds,            4,986,455
 Series 1994, 6.250%, 2/01/24 - AMBAC Insured
--------------------------------------------------------------------------------------------------------------------
Maine - 1.7%

Maine Health and Higher Educational Facilities Authority, Revenue Bonds, Series 1995A,                     7,445,453
 5.875%, 7/01/25 - FSA Insured

Maine Health and Higher Educational Facilities Authority, Revenue Bonds Series 1994B,                      3,383,773
 7.000%, 7/01/24 (Pre-refunded to 7/01/04) - FSA Insured

Maine State Housing Authority, Mortgage Purchase Bonds, 1996 Series B-2, 6.450%, 11/15/26                  4,646,482
 (Alternative Minimum Tax) - AMBAC Insured

Town of Old Orchard Beach, Maine, 1992 General Obligation Bonds:
 6.650%, 9/01/09 - MBIA Insured                                                                             455,184
 6.650%, 9/01/10 - MBIA Insured                                                                             300,008
--------------------------------------------------------------------------------------------------------------------
Massachusetts - 1.7%

Massachusetts Health and Educational Facilities Authority, Revenue Bonds, South Shore Hospital Issue,      2,067,712
 Series D, 6.500%, 7/01/22 - MBIA Insured

Massachusetts Housing Finance Agency, Single Family Housing Revenue Bonds, Series 79:
 5.850%, 12/01/21 (Alternative Minimum Tax) - FSA Insured                                                 1,996,353
 5.950%, 12/01/27 (Alternative Minimum Tax) - FSA Insured                                                 2,648,812

Massachusetts Housing Finance Agency, Rental Housing Mortgage Revenue Bonds, 2001 Series A,                9,879,816
 5.800%, 7/01/30 (Alternative Minimum Tax) - AMBAC Insured
--------------------------------------------------------------------------------------------------------------------
Michigan - 5.7%

City of Bay City, County of Bay, Michigan, General Obligation Unlimited Tax Street Improvement Bonds,      5,125,774
 Series 1991, 0.000%, 6/01/21 - AMBAC Insured

Chelsea School District, Counties of Washtenaw and Jackson, Michigan, 1995 School Building and             2,752,700
 Site Bonds, General Obligation - Unlimited Tax, 6.000%, 5/01/19 (Pre-refunded to 5/01/05) -
 FGIC Insured

----
32

   Principal
Amount (000) Description
----------------------------------------------------------------------------------------------------------------------
             Michigan (continued)

             Michigan State Hospital Finance Authority, Revenue Bonds, Ascension Health Credit Group,
             Series 1999A:
    $ 13,500  5.750%, 11/15/17 (Pre-refunded to 11/15/09) - MBIA Insured
      13,675  6.125%, 11/15/26 (Pre-refunded to 11/15/09) - MBIA Insured

       7,280 Michigan State Housing Development Authority, Rental Housing Revenue Bonds, 1997 Series A,
              6.100%, 10/01/33 (Alternative Minimum Tax) - AMBAC Insured

       5,455 Charter County of Wayne, Michigan, Airport Revenue Bonds, Detroit Metropolitan Airport,
              Series 2002D, 5.500%, 12/01/16 (Alternative Minimum Tax) - FGIC Insured
----------------------------------------------------------------------------------------------------------------------
             Minnesota - 1.4%

       2,150 Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds,
              Subordinate Lien Series 2001D, 5.750%, 1/01/16 (Alternative Minimum Tax) - FGIC Insured

       9,675 City of St. Cloud, Minnesota, Healthcare Revenue Bonds, Saint Cloud Hospital Obligated Group,
              Series 2000-A, 5.875%, 5/01/30 - FSA Insured
----------------------------------------------------------------------------------------------------------------------
             Mississippi - 1.7%

       6,400 Medical Center Educational Building Corporation, Mississippi, Revenue Bonds, Series 1993, University
              of Mississippi Medical Center Project, 5.900%, 12/01/23 (Pre-refunded to 12/01/04) - MBIA Insured

       7,450 Walnut Grove Correctional Authority, Mississippi, Certificates of Participation, Series 1999, Department
              of Corrections, 6.000%, 11/01/19 - AMBAC Insured
----------------------------------------------------------------------------------------------------------------------
             Missouri - 1.5%

       5,140 City of Saint Louis, Missouri, Airport Revenue Bonds, Series 2002A, Capital Improvement Program,
              5.000%, 7/01/32 - MBIA Insured

       7,950 St. Louis Municipal Finance Corporation, Missouri, Leasehold Revenue Bonds, Series 1996A, City
              Justice Center Project, 5.950%, 2/15/16 (Pre-refunded to 2/15/06) - AMBAC Insured
----------------------------------------------------------------------------------------------------------------------
             Nevada - 0.9%

       2,000 Clark County, Nevada, Industrial Development Refunding Revenue Bonds, Nevada Power Company
              Project, Series 1992C, 7.200%, 10/01/22 - AMBAC Insured

       3,625 Clark County, Nevada, Industrial Development Revenue Bonds, Southwest Gas Corporation Project,
              Series 1999A, 6.100%, 12/01/38 (Alternative Minimum Tax) - AMBAC Insured

       2,100 Henderson Redevelopment Agency, Nevada, Tax Allocation Bonds, Series 2002A,
              5.250%, 10/01/25 - AMBAC Insured
----------------------------------------------------------------------------------------------------------------------
             New Jersey - 0.7%

       6,500 New Jersey Economic Development Authority, Water Facilities Revenue Bonds, New Jersey-
              American Water Company Project, Series 2002A, 5.250%, 11/01/32 (Alternative Minimum Tax) -
              AMBAC Insured
----------------------------------------------------------------------------------------------------------------------
             New Mexico - 0.5%

       4,445 City of Farmington, New Mexico, Pollution Control Revenue Refunding Bonds, 1992 Series A,
              Public Service Company of New Mexico, San Juan and Four Corners Projects, 6.375%, 12/15/22 -
              AMBAC Insured
----------------------------------------------------------------------------------------------------------------------
             New York - 2.1%

       5,000 Metropolitan Transportation Authority, New York, Commuter Facilities Revenue Bonds, Series 1994A,
              6.375%, 7/01/18 (Pre-refunded to 7/01/04) - MBIA Insured

         135 City of New York, New York, General Obligation Bonds, Fiscal 1992 Series B, 7.000%, 2/01/18 -
              AMBAC Insured

             New York City Industrial Development Agency, New York Civic Facility Revenue Bonds, USTA National
             Tennis Center Incorporated Project:
       3,500  6.500%, 11/15/10 - FSA Insured
       3,000  6.600%, 11/15/11 - FSA Insured

       6,060 New York State Urban Development Corporation, Correctional Facilities Service Contract Revenue
              Bonds, Series C, 5.875%, 1/01/19 (Pre-refunded to 1/01/09) - AMBAC Insured

                                                                                                           Optional Call
Description                                                                                                  Provisions*
-------------------------------------------------------------------------------------------------------------------------
Michigan (continued)

Michigan State Hospital Finance Authority, Revenue Bonds, Ascension Health Credit Group,
Series 1999A:
 5.750%, 11/15/17 (Pre-refunded to 11/15/09) - MBIA Insured                                             11/09 at 101.00
 6.125%, 11/15/26 (Pre-refunded to 11/15/09) - MBIA Insured                                             11/09 at 101.00

Michigan State Housing Development Authority, Rental Housing Revenue Bonds, 1997 Series A,                4/07 at 102.00
 6.100%, 10/01/33 (Alternative Minimum Tax) - AMBAC Insured

Charter County of Wayne, Michigan, Airport Revenue Bonds, Detroit Metropolitan Airport,                  12/12 at 100.00
 Series 2002D, 5.500%, 12/01/16 (Alternative Minimum Tax) - FGIC Insured
-------------------------------------------------------------------------------------------------------------------------
Minnesota - 1.4%

Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds,                  1/11 at 100.00
 Subordinate Lien Series 2001D, 5.750%, 1/01/16 (Alternative Minimum Tax) - FGIC Insured

City of St. Cloud, Minnesota, Healthcare Revenue Bonds, Saint Cloud Hospital Obligated Group,             5/10 at 101.00
 Series 2000-A, 5.875%, 5/01/30 - FSA Insured
-------------------------------------------------------------------------------------------------------------------------
Mississippi - 1.7%

Medical Center Educational Building Corporation, Mississippi, Revenue Bonds, Series 1993, University     12/04 at 102.00
 of Mississippi Medical Center Project, 5.900%, 12/01/23 (Pre-refunded to 12/01/04) - MBIA Insured

Walnut Grove Correctional Authority, Mississippi, Certificates of Participation, Series 1999, Department 11/09 at 102.00
 of Corrections, 6.000%, 11/01/19 - AMBAC Insured
-------------------------------------------------------------------------------------------------------------------------
Missouri - 1.5%

City of Saint Louis, Missouri, Airport Revenue Bonds, Series 2002A, Capital Improvement Program,          7/12 at 100.00
 5.000%, 7/01/32 - MBIA Insured

St. Louis Municipal Finance Corporation, Missouri, Leasehold Revenue Bonds, Series 1996A, City            2/06 at 102.00
 Justice Center Project, 5.950%, 2/15/16 (Pre-refunded to 2/15/06) - AMBAC Insured
-------------------------------------------------------------------------------------------------------------------------
Nevada - 0.9%

Clark County, Nevada, Industrial Development Refunding Revenue Bonds, Nevada Power Company               10/03 at 101.00
 Project, Series 1992C, 7.200%, 10/01/22 - AMBAC Insured

Clark County, Nevada, Industrial Development Revenue Bonds, Southwest Gas Corporation Project,           12/09 at 102.00
 Series 1999A, 6.100%, 12/01/38 (Alternative Minimum Tax) - AMBAC Insured

Henderson Redevelopment Agency, Nevada, Tax Allocation Bonds, Series 2002A,                              10/12 at 101.00
 5.250%, 10/01/25 - AMBAC Insured
-------------------------------------------------------------------------------------------------------------------------
New Jersey - 0.7%

New Jersey Economic Development Authority, Water Facilities Revenue Bonds, New Jersey-                   11/12 at 101.00
 American Water Company Project, Series 2002A, 5.250%, 11/01/32 (Alternative Minimum Tax) -
 AMBAC Insured
-------------------------------------------------------------------------------------------------------------------------
New Mexico - 0.5%

City of Farmington, New Mexico, Pollution Control Revenue Refunding Bonds, 1992 Series A,                12/03 at 101.00
 Public Service Company of New Mexico, San Juan and Four Corners Projects, 6.375%, 12/15/22 -
 AMBAC Insured
-------------------------------------------------------------------------------------------------------------------------
New York - 2.1%

Metropolitan Transportation Authority, New York, Commuter Facilities Revenue Bonds, Series 1994A,         7/04 at 101.50
 6.375%, 7/01/18 (Pre-refunded to 7/01/04) - MBIA Insured

City of New York, New York, General Obligation Bonds, Fiscal 1992 Series B, 7.000%, 2/01/18 -             8/03 at 100.75
 AMBAC Insured

New York City Industrial Development Agency, New York Civic Facility Revenue Bonds, USTA National
Tennis Center Incorporated Project:
 6.500%, 11/15/10 - FSA Insured                                                                         11/04 at 102.00
 6.600%, 11/15/11 - FSA Insured                                                                         11/04 at 102.00

New York State Urban Development Corporation, Correctional Facilities Service Contract Revenue            1/09 at 101.00
 Bonds, Series C, 5.875%, 1/01/19 (Pre-refunded to 1/01/09) - AMBAC Insured

Description                                                                                              Ratings**
-------------------------------------------------------------------------------------------------------------------
Michigan (continued)

Michigan State Hospital Finance Authority, Revenue Bonds, Ascension Health Credit Group,
Series 1999A:
 5.750%, 11/15/17 (Pre-refunded to 11/15/09) - MBIA Insured                                                   AAA
 6.125%, 11/15/26 (Pre-refunded to 11/15/09) - MBIA Insured                                                   AAA

Michigan State Housing Development Authority, Rental Housing Revenue Bonds, 1997 Series A,                     AAA
 6.100%, 10/01/33 (Alternative Minimum Tax) - AMBAC Insured

Charter County of Wayne, Michigan, Airport Revenue Bonds, Detroit Metropolitan Airport,                        AAA
 Series 2002D, 5.500%, 12/01/16 (Alternative Minimum Tax) - FGIC Insured
-------------------------------------------------------------------------------------------------------------------
Minnesota - 1.4%

Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds,                       AAA
 Subordinate Lien Series 2001D, 5.750%, 1/01/16 (Alternative Minimum Tax) - FGIC Insured

City of St. Cloud, Minnesota, Healthcare Revenue Bonds, Saint Cloud Hospital Obligated Group,                  Aaa
 Series 2000-A, 5.875%, 5/01/30 - FSA Insured
-------------------------------------------------------------------------------------------------------------------
Mississippi - 1.7%

Medical Center Educational Building Corporation, Mississippi, Revenue Bonds, Series 1993, University           AAA
 of Mississippi Medical Center Project, 5.900%, 12/01/23 (Pre-refunded to 12/01/04) - MBIA Insured

Walnut Grove Correctional Authority, Mississippi, Certificates of Participation, Series 1999, Department       AAA
 of Corrections, 6.000%, 11/01/19 - AMBAC Insured
-------------------------------------------------------------------------------------------------------------------
Missouri - 1.5%

City of Saint Louis, Missouri, Airport Revenue Bonds, Series 2002A, Capital Improvement Program,               AAA
 5.000%, 7/01/32 - MBIA Insured

St. Louis Municipal Finance Corporation, Missouri, Leasehold Revenue Bonds, Series 1996A, City                 AAA
 Justice Center Project, 5.950%, 2/15/16 (Pre-refunded to 2/15/06) - AMBAC Insured
-------------------------------------------------------------------------------------------------------------------
Nevada - 0.9%

Clark County, Nevada, Industrial Development Refunding Revenue Bonds, Nevada Power Company                     AAA
 Project, Series 1992C, 7.200%, 10/01/22 - AMBAC Insured

Clark County, Nevada, Industrial Development Revenue Bonds, Southwest Gas Corporation Project,                 AAA
 Series 1999A, 6.100%, 12/01/38 (Alternative Minimum Tax) - AMBAC Insured

Henderson Redevelopment Agency, Nevada, Tax Allocation Bonds, Series 2002A,                                    AAA
 5.250%, 10/01/25 - AMBAC Insured
-------------------------------------------------------------------------------------------------------------------
New Jersey - 0.7%

New Jersey Economic Development Authority, Water Facilities Revenue Bonds, New Jersey-                         AAA
 American Water Company Project, Series 2002A, 5.250%, 11/01/32 (Alternative Minimum Tax) -
 AMBAC Insured
-------------------------------------------------------------------------------------------------------------------
New Mexico - 0.5%

City of Farmington, New Mexico, Pollution Control Revenue Refunding Bonds, 1992 Series A,                      AAA
 Public Service Company of New Mexico, San Juan and Four Corners Projects, 6.375%, 12/15/22 -
 AMBAC Insured
-------------------------------------------------------------------------------------------------------------------
New York - 2.1%

Metropolitan Transportation Authority, New York, Commuter Facilities Revenue Bonds, Series 1994A,              AAA
 6.375%, 7/01/18 (Pre-refunded to 7/01/04) - MBIA Insured

City of New York, New York, General Obligation Bonds, Fiscal 1992 Series B, 7.000%, 2/01/18 -                  AAA
 AMBAC Insured

New York City Industrial Development Agency, New York Civic Facility Revenue Bonds, USTA National
Tennis Center Incorporated Project:
 6.500%, 11/15/10 - FSA Insured                                                                               AAA
 6.600%, 11/15/11 - FSA Insured                                                                               AAA

New York State Urban Development Corporation, Correctional Facilities Service Contract Revenue                 AAA
 Bonds, Series C, 5.875%, 1/01/19 (Pre-refunded to 1/01/09) - AMBAC Insured

                                                                                                                 Market
Description                                                                                                       Value
-----------------------------------------------------------------------------------------------------------------------
Michigan (continued)

Michigan State Hospital Finance Authority, Revenue Bonds, Ascension Health Credit Group,
Series 1999A:
 5.750%, 11/15/17 (Pre-refunded to 11/15/09) - MBIA Insured                                             $   16,000,065
 6.125%, 11/15/26 (Pre-refunded to 11/15/09) - MBIA Insured                                                 16,512,289

Michigan State Housing Development Authority, Rental Housing Revenue Bonds, 1997 Series A,                    7,754,438
 6.100%, 10/01/33 (Alternative Minimum Tax) - AMBAC Insured

Charter County of Wayne, Michigan, Airport Revenue Bonds, Detroit Metropolitan Airport,                       5,953,423
 Series 2002D, 5.500%, 12/01/16 (Alternative Minimum Tax) - FGIC Insured
-----------------------------------------------------------------------------------------------------------------------
Minnesota - 1.4%

Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds,                      2,368,655
 Subordinate Lien Series 2001D, 5.750%, 1/01/16 (Alternative Minimum Tax) - FGIC Insured

City of St. Cloud, Minnesota, Healthcare Revenue Bonds, Saint Cloud Hospital Obligated Group,                10,558,715
 Series 2000-A, 5.875%, 5/01/30 - FSA Insured
-----------------------------------------------------------------------------------------------------------------------
Mississippi - 1.7%

Medical Center Educational Building Corporation, Mississippi, Revenue Bonds, Series 1993, University          6,997,248
 of Mississippi Medical Center Project, 5.900%, 12/01/23 (Pre-refunded to 12/01/04) - MBIA Insured

Walnut Grove Correctional Authority, Mississippi, Certificates of Participation, Series 1999, Department      8,684,540
 of Corrections, 6.000%, 11/01/19 - AMBAC Insured
-----------------------------------------------------------------------------------------------------------------------
Missouri - 1.5%

City of Saint Louis, Missouri, Airport Revenue Bonds, Series 2002A, Capital Improvement Program,              5,255,393
 5.000%, 7/01/32 - MBIA Insured

St. Louis Municipal Finance Corporation, Missouri, Leasehold Revenue Bonds, Series 1996A, City                9,029,372
 Justice Center Project, 5.950%, 2/15/16 (Pre-refunded to 2/15/06) - AMBAC Insured
-----------------------------------------------------------------------------------------------------------------------
Nevada - 0.9%

Clark County, Nevada, Industrial Development Refunding Revenue Bonds, Nevada Power Company                    2,101,500
 Project, Series 1992C, 7.200%, 10/01/22 - AMBAC Insured

Clark County, Nevada, Industrial Development Revenue Bonds, Southwest Gas Corporation Project,                4,097,809
 Series 1999A, 6.100%, 12/01/38 (Alternative Minimum Tax) - AMBAC Insured

Henderson Redevelopment Agency, Nevada, Tax Allocation Bonds, Series 2002A,                                   2,205,693
 5.250%, 10/01/25 - AMBAC Insured
-----------------------------------------------------------------------------------------------------------------------
New Jersey - 0.7%

New Jersey Economic Development Authority, Water Facilities Revenue Bonds, New Jersey-                        6,687,720
 American Water Company Project, Series 2002A, 5.250%, 11/01/32 (Alternative Minimum Tax) -
 AMBAC Insured
-----------------------------------------------------------------------------------------------------------------------
New Mexico - 0.5%

City of Farmington, New Mexico, Pollution Control Revenue Refunding Bonds, 1992 Series A,                     4,548,746
 Public Service Company of New Mexico, San Juan and Four Corners Projects, 6.375%, 12/15/22 -
 AMBAC Insured
-----------------------------------------------------------------------------------------------------------------------
New York - 2.1%

Metropolitan Transportation Authority, New York, Commuter Facilities Revenue Bonds, Series 1994A,             5,380,500
 6.375%, 7/01/18 (Pre-refunded to 7/01/04) - MBIA Insured

City of New York, New York, General Obligation Bonds, Fiscal 1992 Series B, 7.000%, 2/01/18 -                   136,598
 AMBAC Insured

New York City Industrial Development Agency, New York Civic Facility Revenue Bonds, USTA National
Tennis Center Incorporated Project:
 6.500%, 11/15/10 - FSA Insured                                                                              3,838,625
 6.600%, 11/15/11 - FSA Insured                                                                              3,281,160

New York State Urban Development Corporation, Correctional Facilities Service Contract Revenue                7,139,710
 Bonds, Series C, 5.875%, 1/01/19 (Pre-refunded to 1/01/09) - AMBAC Insured

----
33

Portfolio of Investments
NUVEEN INSURED MUNICIPAL BOND FUND (continued)
April 30, 2003

   Principal
Amount (000) Description
-------------------------------------------------------------------------------------------------------------------------
             North Carolina - 0.1%

    $  1,250 North Carolina Medical Care Commission, Healthcare Facilities Revenue Bonds, WakeMed Project,
              Series 2001, 5.000%, 10/01/32 - AMBAC Insured
-------------------------------------------------------------------------------------------------------------------------
             North Dakota - 0.5%

       5,000 City of Fargo, North Dakota, Health System Revenue Bonds, MeritCare Obligated Group, Series 2002A,
              5.125%, 6/01/27 - AMBAC Insured
-------------------------------------------------------------------------------------------------------------------------
             Oklahoma - 1.7%

       5,000 Oklahoma Industries Authority, Health System Revenue Bonds, Obligated Group consisting of
              Baptist Medical Center of Oklahoma, Inc., South Oklahoma City Hospital Corporation and
              Baptist Rural Health System, Inc., 6.250%, 8/15/12 - AMBAC Insured

       5,000 Oklahoma Industries Authority, Health System Revenue and Refunding Bonds, Obligated Group
              consisting of INTEGRIS Baptist Medical Center, Inc., INTEGRIS South Oklahoma City Hospital
              Corporation and INTEGRIS Rural Health, Inc., Series 1999A, 5.750%, 8/15/29 - MBIA Insured

       2,000 Sapulpa Municipal Authority, Oklahoma, Capital Improvement Revenue Bonds, Series 2000 Refunding,
              5.625%, 7/01/20 - FSA Insured

       2,000 Trustees of the Tulsa Airports Improvement Trust, Oklahoma, Tulsa International Airport General
              Revenue Bonds, Series 1999A, 6.000%, 6/01/21 - FGIC Insured

       1,000 Board of Trustees of the Tulsa Airports Improvement Trust, Oklahoma, Tulsa International Airport
              Revenue Bonds, Series 1999B, 6.125%, 6/01/26 (Alternative Minimum Tax) - FGIC Insured
-------------------------------------------------------------------------------------------------------------------------
             Pennsylvania - 0.3%

       3,000 North Penn Water Authority, Montgomery County, Pennsylvania, Water Revenue Bonds, Series 1994,
              7.000%, 11/01/24 (Pre-refunded to 11/01/04) - FGIC Insured
-------------------------------------------------------------------------------------------------------------------------
             Puerto Rico - 0.8%

       1,250 Puerto Rico Highway and Transportation Authority, Transportation Revenue Bonds, Series 2003G,
              5.250%, 7/01/18 - FGIC Insured

       4,325 Commonwealth of Puerto Rico, Public Improvement Bonds, TICS, 12.470%, 7/01/19 (IF) - FSA Insured
-------------------------------------------------------------------------------------------------------------------------
             Rhode Island - 0.5%

       3,130 Kent County Water Authority, Rhode Island, General Revenue Bonds, 1994 Series A, 6.350%, 7/15/14 -
              MBIA Insured

       1,000 Providence Housing Development Corporation, Rhode Island, Mortgage Revenue Refunding Bonds,
              Series 1994A, FHA-Insured Mortgage Loan-Barbara Jordan Apartments Project), 6.650%, 7/01/15 -
              MBIA Insured
-------------------------------------------------------------------------------------------------------------------------
             South Carolina - 3.1%

             Charleston County, South Carolina, Certificates of Participation, Charleston Public Facilities Corporation,
             Series 1994B:
       1,430   6.875%, 6/01/14 (Pre-refunded to 6/01/04) - MBIA Insured
       2,385   7.000%, 6/01/19 (Pre-refunded to 6/01/04) - MBIA Insured

             Columbia, South Carolina, Certificates of Participation, Series 2003, Tourism Development Fee Pledge:
       1,985   5.250%, 6/01/16 - AMBAC Insured
       2,095   5.250%, 6/01/17 - AMBAC Insured

       3,375 Georgetown County School District, South Carolina, General Obligation Bonds, Series 2000,
              5.250%, 3/01/20 - FSA Insured

       5,435 Greenville Memorial Auditorium District Public Facilities Corporation, South Carolina, Certificates of
              Participation, Bi-Lo Center Project, Series 1996B, 5.750%, 3/01/22 (Pre-refunded to 3/01/06) -
              AMBAC Insured

      10,350 Spartanburg County Health Services District Inc., South Carolina, Hospital Revenue Refunding Bonds,
              Series 2002, 5.250%, 4/15/32 - FSA Insured

                                                                                                              Optional Call
Description                                                                                                     Provisions*
----------------------------------------------------------------------------------------------------------------------------
North Carolina - 0.1%

North Carolina Medical Care Commission, Healthcare Facilities Revenue Bonds, WakeMed Project,               10/11 at 101.00
 Series 2001, 5.000%, 10/01/32 - AMBAC Insured
----------------------------------------------------------------------------------------------------------------------------
North Dakota - 0.5%

City of Fargo, North Dakota, Health System Revenue Bonds, MeritCare Obligated Group, Series 2002A,           6/12 at 100.00
 5.125%, 6/01/27 - AMBAC Insured
----------------------------------------------------------------------------------------------------------------------------
Oklahoma - 1.7%

Oklahoma Industries Authority, Health System Revenue Bonds, Obligated Group consisting of                    8/05 at 102.00
 Baptist Medical Center of Oklahoma, Inc., South Oklahoma City Hospital Corporation and
 Baptist Rural Health System, Inc., 6.250%, 8/15/12 - AMBAC Insured

Oklahoma Industries Authority, Health System Revenue and Refunding Bonds, Obligated Group                    8/09 at 101.00
 consisting of INTEGRIS Baptist Medical Center, Inc., INTEGRIS South Oklahoma City Hospital
 Corporation and INTEGRIS Rural Health, Inc., Series 1999A, 5.750%, 8/15/29 - MBIA Insured

Sapulpa Municipal Authority, Oklahoma, Capital Improvement Revenue Bonds, Series 2000 Refunding,             7/10 at 101.00
 5.625%, 7/01/20 - FSA Insured

Trustees of the Tulsa Airports Improvement Trust, Oklahoma, Tulsa International Airport General              6/10 at 100.00
 Revenue Bonds, Series 1999A, 6.000%, 6/01/21 - FGIC Insured

Board of Trustees of the Tulsa Airports Improvement Trust, Oklahoma, Tulsa International Airport             6/10 at 100.00
 Revenue Bonds, Series 1999B, 6.125%, 6/01/26 (Alternative Minimum Tax) - FGIC Insured
----------------------------------------------------------------------------------------------------------------------------
Pennsylvania - 0.3%

North Penn Water Authority, Montgomery County, Pennsylvania, Water Revenue Bonds, Series 1994,              11/04 at 101.00
 7.000%, 11/01/24 (Pre-refunded to 11/01/04) - FGIC Insured
----------------------------------------------------------------------------------------------------------------------------
Puerto Rico - 0.8%

Puerto Rico Highway and Transportation Authority, Transportation Revenue Bonds, Series 2003G,                7/13 at 100.00
 5.250%, 7/01/18 - FGIC Insured

Commonwealth of Puerto Rico, Public Improvement Bonds, TICS, 12.470%, 7/01/19 (IF) - FSA Insured               No Opt. Call
----------------------------------------------------------------------------------------------------------------------------
Rhode Island - 0.5%

Kent County Water Authority, Rhode Island, General Revenue Bonds, 1994 Series A, 6.350%, 7/15/14 -           7/04 at 102.00
 MBIA Insured

Providence Housing Development Corporation, Rhode Island, Mortgage Revenue Refunding Bonds,                  7/04 at 102.00
 Series 1994A, FHA-Insured Mortgage Loan-Barbara Jordan Apartments Project), 6.650%, 7/01/15 -
 MBIA Insured
----------------------------------------------------------------------------------------------------------------------------
South Carolina - 3.1%

Charleston County, South Carolina, Certificates of Participation, Charleston Public Facilities Corporation,
Series 1994B:
  6.875%, 6/01/14 (Pre-refunded to 6/01/04) - MBIA Insured                                                   6/04 at 102.00
  7.000%, 6/01/19 (Pre-refunded to 6/01/04) - MBIA Insured                                                   6/04 at 102.00

Columbia, South Carolina, Certificates of Participation, Series 2003, Tourism Development Fee Pledge:
  5.250%, 6/01/16 - AMBAC Insured                                                                            6/13 at 100.00
  5.250%, 6/01/17 - AMBAC Insured                                                                            6/13 at 100.00

Georgetown County School District, South Carolina, General Obligation Bonds, Series 2000,                    3/11 at 100.00
 5.250%, 3/01/20 - FSA Insured

Greenville Memorial Auditorium District Public Facilities Corporation, South Carolina, Certificates of       3/06 at 102.00
 Participation, Bi-Lo Center Project, Series 1996B, 5.750%, 3/01/22 (Pre-refunded to 3/01/06) -
 AMBAC Insured

Spartanburg County Health Services District Inc., South Carolina, Hospital Revenue Refunding Bonds,          4/12 at 100.00
 Series 2002, 5.250%, 4/15/32 - FSA Insured

Description                                                                                                 Ratings**
----------------------------------------------------------------------------------------------------------------------
North Carolina - 0.1%

North Carolina Medical Care Commission, Healthcare Facilities Revenue Bonds, WakeMed Project,                     AAA
 Series 2001, 5.000%, 10/01/32 - AMBAC Insured
----------------------------------------------------------------------------------------------------------------------
North Dakota - 0.5%

City of Fargo, North Dakota, Health System Revenue Bonds, MeritCare Obligated Group, Series 2002A,                AAA
 5.125%, 6/01/27 - AMBAC Insured
----------------------------------------------------------------------------------------------------------------------
Oklahoma - 1.7%

Oklahoma Industries Authority, Health System Revenue Bonds, Obligated Group consisting of                         AAA
 Baptist Medical Center of Oklahoma, Inc., South Oklahoma City Hospital Corporation and
 Baptist Rural Health System, Inc., 6.250%, 8/15/12 - AMBAC Insured

Oklahoma Industries Authority, Health System Revenue and Refunding Bonds, Obligated Group                         AAA
 consisting of INTEGRIS Baptist Medical Center, Inc., INTEGRIS South Oklahoma City Hospital
 Corporation and INTEGRIS Rural Health, Inc., Series 1999A, 5.750%, 8/15/29 - MBIA Insured

Sapulpa Municipal Authority, Oklahoma, Capital Improvement Revenue Bonds, Series 2000 Refunding,                  AAA
 5.625%, 7/01/20 - FSA Insured

Trustees of the Tulsa Airports Improvement Trust, Oklahoma, Tulsa International Airport General                   AAA
 Revenue Bonds, Series 1999A, 6.000%, 6/01/21 - FGIC Insured

Board of Trustees of the Tulsa Airports Improvement Trust, Oklahoma, Tulsa International Airport                  AAA
 Revenue Bonds, Series 1999B, 6.125%, 6/01/26 (Alternative Minimum Tax) - FGIC Insured
----------------------------------------------------------------------------------------------------------------------
Pennsylvania - 0.3%

North Penn Water Authority, Montgomery County, Pennsylvania, Water Revenue Bonds, Series 1994,                    AAA
 7.000%, 11/01/24 (Pre-refunded to 11/01/04) - FGIC Insured
----------------------------------------------------------------------------------------------------------------------
Puerto Rico - 0.8%

Puerto Rico Highway and Transportation Authority, Transportation Revenue Bonds, Series 2003G,                     AAA
 5.250%, 7/01/18 - FGIC Insured

Commonwealth of Puerto Rico, Public Improvement Bonds, TICS, 12.470%, 7/01/19 (IF) - FSA Insured                  AAA
----------------------------------------------------------------------------------------------------------------------
Rhode Island - 0.5%

Kent County Water Authority, Rhode Island, General Revenue Bonds, 1994 Series A, 6.350%, 7/15/14 -                AAA
 MBIA Insured

Providence Housing Development Corporation, Rhode Island, Mortgage Revenue Refunding Bonds,                       AAA
 Series 1994A, FHA-Insured Mortgage Loan-Barbara Jordan Apartments Project), 6.650%, 7/01/15 -
 MBIA Insured
----------------------------------------------------------------------------------------------------------------------
South Carolina - 3.1%

Charleston County, South Carolina, Certificates of Participation, Charleston Public Facilities Corporation,
Series 1994B:
  6.875%, 6/01/14 (Pre-refunded to 6/01/04) - MBIA Insured                                                        AAA
  7.000%, 6/01/19 (Pre-refunded to 6/01/04) - MBIA Insured                                                        AAA

Columbia, South Carolina, Certificates of Participation, Series 2003, Tourism Development Fee Pledge:
  5.250%, 6/01/16 - AMBAC Insured                                                                                 AAA
  5.250%, 6/01/17 - AMBAC Insured                                                                                 AAA

Georgetown County School District, South Carolina, General Obligation Bonds, Series 2000,                         AAA
 5.250%, 3/01/20 - FSA Insured

Greenville Memorial Auditorium District Public Facilities Corporation, South Carolina, Certificates of            AAA
 Participation, Bi-Lo Center Project, Series 1996B, 5.750%, 3/01/22 (Pre-refunded to 3/01/06) -
 AMBAC Insured

Spartanburg County Health Services District Inc., South Carolina, Hospital Revenue Refunding Bonds,               AAA
 Series 2002, 5.250%, 4/15/32 - FSA Insured

                                                                                                                    Market
Description                                                                                                          Value
--------------------------------------------------------------------------------------------------------------------------
North Carolina - 0.1%

North Carolina Medical Care Commission, Healthcare Facilities Revenue Bonds, WakeMed Project,               $    1,278,713
 Series 2001, 5.000%, 10/01/32 - AMBAC Insured
--------------------------------------------------------------------------------------------------------------------------
North Dakota - 0.5%

City of Fargo, North Dakota, Health System Revenue Bonds, MeritCare Obligated Group, Series 2002A,               5,115,000
 5.125%, 6/01/27 - AMBAC Insured
--------------------------------------------------------------------------------------------------------------------------
Oklahoma - 1.7%

Oklahoma Industries Authority, Health System Revenue Bonds, Obligated Group consisting of                        5,526,200
 Baptist Medical Center of Oklahoma, Inc., South Oklahoma City Hospital Corporation and
 Baptist Rural Health System, Inc., 6.250%, 8/15/12 - AMBAC Insured

Oklahoma Industries Authority, Health System Revenue and Refunding Bonds, Obligated Group                        5,427,200
 consisting of INTEGRIS Baptist Medical Center, Inc., INTEGRIS South Oklahoma City Hospital
 Corporation and INTEGRIS Rural Health, Inc., Series 1999A, 5.750%, 8/15/29 - MBIA Insured

Sapulpa Municipal Authority, Oklahoma, Capital Improvement Revenue Bonds, Series 2000 Refunding,                 2,228,880
 5.625%, 7/01/20 - FSA Insured

Trustees of the Tulsa Airports Improvement Trust, Oklahoma, Tulsa International Airport General                  2,238,740
 Revenue Bonds, Series 1999A, 6.000%, 6/01/21 - FGIC Insured

Board of Trustees of the Tulsa Airports Improvement Trust, Oklahoma, Tulsa International Airport                 1,120,400
 Revenue Bonds, Series 1999B, 6.125%, 6/01/26 (Alternative Minimum Tax) - FGIC Insured
--------------------------------------------------------------------------------------------------------------------------
Pennsylvania - 0.3%

North Penn Water Authority, Montgomery County, Pennsylvania, Water Revenue Bonds, Series 1994,                   3,288,540
 7.000%, 11/01/24 (Pre-refunded to 11/01/04) - FGIC Insured
--------------------------------------------------------------------------------------------------------------------------
Puerto Rico - 0.8%

Puerto Rico Highway and Transportation Authority, Transportation Revenue Bonds, Series 2003G,                    1,386,600
 5.250%, 7/01/18 - FGIC Insured

Commonwealth of Puerto Rico, Public Improvement Bonds, TICS, 12.470%, 7/01/19 (IF) - FSA Insured                 6,311,602
--------------------------------------------------------------------------------------------------------------------------
Rhode Island - 0.5%

Kent County Water Authority, Rhode Island, General Revenue Bonds, 1994 Series A, 6.350%, 7/15/14 -               3,370,916
 MBIA Insured

Providence Housing Development Corporation, Rhode Island, Mortgage Revenue Refunding Bonds,                      1,041,900
 Series 1994A, FHA-Insured Mortgage Loan-Barbara Jordan Apartments Project), 6.650%, 7/01/15 -
 MBIA Insured
--------------------------------------------------------------------------------------------------------------------------
South Carolina - 3.1%

Charleston County, South Carolina, Certificates of Participation, Charleston Public Facilities Corporation,
Series 1994B:
  6.875%, 6/01/14 (Pre-refunded to 6/01/04) - MBIA Insured                                                       1,547,131
  7.000%, 6/01/19 (Pre-refunded to 6/01/04) - MBIA Insured                                                       2,583,551

Columbia, South Carolina, Certificates of Participation, Series 2003, Tourism Development Fee Pledge:
  5.250%, 6/01/16 - AMBAC Insured                                                                                2,205,752
  5.250%, 6/01/17 - AMBAC Insured                                                                                2,311,434

Georgetown County School District, South Carolina, General Obligation Bonds, Series 2000,                        3,615,165
 5.250%, 3/01/20 - FSA Insured

Greenville Memorial Auditorium District Public Facilities Corporation, South Carolina, Certificates of           6,157,638
 Participation, Bi-Lo Center Project, Series 1996B, 5.750%, 3/01/22 (Pre-refunded to 3/01/06) -
 AMBAC Insured

Spartanburg County Health Services District Inc., South Carolina, Hospital Revenue Refunding Bonds,             10,689,480
 Series 2002, 5.250%, 4/15/32 - FSA Insured

----
34

   Principal
Amount (000) Description
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
             Tennessee - 3.0%

    $  2,000 Memphis-Shelby County Airport Authority, Tennessee, Airport Revenue Bonds, Series 1999D,
              6.000%, 3/01/24 (Alternative Minimum Tax) - AMBAC Insured

             Health, Educational, and Housing Facilities Board of the City of Memphis, Tennessee, Multifamily
             Housing Revenue Bonds, Series 2000A, Hickory Pointe Apartments Project:
       1,190   5.850%, 7/01/20 - MBIA Insured
       5,155   5.950%, 7/01/31 - MBIA Insured

      16,000 Health and Educational Facilities Board of the Metropolitan Government of Nashville and
              Davidson Counties, Tennessee, Revenue Bonds, Ascension Health Credit Group, Series 1999A,
              6.000%, 11/15/30 (Pre-refunded to 11/15/09) - AMBAC Insured
---------------------------------------------------------------------------------------------------------------------
             Texas - 11.1%

       3,000 Bexar County Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Baptist
              Memorial Hospital System Project, Series 1994, 6.750%, 8/15/19 (Pre-refunded to 8/15/04) -
              MBIA Insured

             Cities of Dallas and Fort Worth, Texas, Dallas-Ft. Worth International Airport, Joint Revenue Refunding
             and Improvement Bonds, Series 2001A:
       8,000   5.625%, 11/01/26 (Alternative Minimum Tax) - FGIC Insured
       3,855   5.500%, 11/01/31 (Alternative Minimum Tax) - FGIC Insured

       2,605 City of DeSoto, Dallas County, Texas, General Obligation Bonds, Series 2001, 5.500%, 2/15/21 -
              FGIC Insured

             Houston Sports Authority, Harris County, Texas, Senior Lien Revenue Bonds, Series 2001G:
       1,000   5.750%, 11/15/19 - MBIA Insured
       5,000   5.250%, 11/15/21 - MBIA Insured
       6,500   5.250%, 11/15/22 - MBIA Insured
       6,800   5.250%, 11/15/30 - MBIA Insured
       2,500   5.375%, 11/15/41 - MBIA Insured

             Harris County Hospital District, Texas, Refunding Revenue Bonds, Series 1990:
         420   7.400%, 2/15/10 - AMBAC Insured
         580   7.400%, 2/15/10 - AMBAC Insured

       5,010 Houston, Texas, General Obligation Bonds, Series 2002 Refunding, 5.000%, 3/01/25 - MBIA Insured

       2,280 North Texas Municipal Water District, Regional Wastewater System Revenue Bonds, Series 2001,
              5.125%, 6/01/20 - FGIC Insured

       3,000 Raven Hills Higher Education Corporation, Texas, Student Housing Revenue Bonds, Texan Hall LLC -
              Angelo State University, Series 2002A, 5.000%, 8/01/33 - MBIA Insured

             Retama Development Corporation, Texas, Special Facilities Revenue Bonds, Retama Park Racetrack
             Project, Series 1993:
       9,715   8.750%, 12/15/18
       5,405   10.000%, 12/15/20

       5,000 Tarrant County Health Facilities Development Corporation, Texas, Hospital Revenue Refunding and
              Improvement Bonds, Fort Worth Osteopathic Hospital Inc. Project, Series 1993, 6.000%, 5/15/21 -
              MBIA Insured

       6,080 Texas Health Facilities Development Corporation, Hospital Revenue Bonds, All Saints Episcopal
              Hospitals of Fort Worth Project, Series 1993B, 6.250%, 8/15/22 (Pre-refunded to 8/15/03) -
              MBIA Insured

      20,000 Texas Turnpike Authority, Central Texas Turnpike System First Tier Revenue Bonds, Series 2002A,
              0.000%, 8/15/17 - AMBAC Insured

       4,070 Williamson County, Texas, General Obligation Bonds, Drivers Series 188, 13.350%, 2/15/21 (IF) -
              FSA Insured

                                                                                                          Optional Call
Description                                                                                                 Provisions*
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
Tennessee - 3.0%

Memphis-Shelby County Airport Authority, Tennessee, Airport Revenue Bonds, Series 1999D,                 3/10 at 101.00
 6.000%, 3/01/24 (Alternative Minimum Tax) - AMBAC Insured

Health, Educational, and Housing Facilities Board of the City of Memphis, Tennessee, Multifamily
Housing Revenue Bonds, Series 2000A, Hickory Pointe Apartments Project:
  5.850%, 7/01/20 - MBIA Insured                                                                         7/10 at 102.00
  5.950%, 7/01/31 - MBIA Insured                                                                         7/10 at 102.00

Health and Educational Facilities Board of the Metropolitan Government of Nashville and                 11/09 at 101.00
 Davidson Counties, Tennessee, Revenue Bonds, Ascension Health Credit Group, Series 1999A,
 6.000%, 11/15/30 (Pre-refunded to 11/15/09) - AMBAC Insured
------------------------------------------------------------------------------------------------------------------------
Texas - 11.1%

Bexar County Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Baptist           8/04 at 102.00
 Memorial Hospital System Project, Series 1994, 6.750%, 8/15/19 (Pre-refunded to 8/15/04) -
 MBIA Insured

Cities of Dallas and Fort Worth, Texas, Dallas-Ft. Worth International Airport, Joint Revenue Refunding
and Improvement Bonds, Series 2001A:
  5.625%, 11/01/26 (Alternative Minimum Tax) - FGIC Insured                                             11/11 at 100.00
  5.500%, 11/01/31 (Alternative Minimum Tax) - FGIC Insured                                             11/11 at 100.00

City of DeSoto, Dallas County, Texas, General Obligation Bonds, Series 2001, 5.500%, 2/15/21 -           2/11 at 100.00
 FGIC Insured

Houston Sports Authority, Harris County, Texas, Senior Lien Revenue Bonds, Series 2001G:
  5.750%, 11/15/19 - MBIA Insured                                                                       11/11 at 100.00
  5.250%, 11/15/21 - MBIA Insured                                                                       11/11 at 100.00
  5.250%, 11/15/22 - MBIA Insured                                                                       11/11 at 100.00
  5.250%, 11/15/30 - MBIA Insured                                                                       11/11 at 100.00
  5.375%, 11/15/41 - MBIA Insured                                                                       11/11 at 100.00

Harris County Hospital District, Texas, Refunding Revenue Bonds, Series 1990:
  7.400%, 2/15/10 - AMBAC Insured                                                                          No Opt. Call
  7.400%, 2/15/10 - AMBAC Insured                                                                          No Opt. Call

Houston, Texas, General Obligation Bonds, Series 2002 Refunding, 5.000%, 3/01/25 - MBIA Insured          3/12 at 100.00

North Texas Municipal Water District, Regional Wastewater System Revenue Bonds, Series 2001,            12/11 at 100.00
 5.125%, 6/01/20 - FGIC Insured

Raven Hills Higher Education Corporation, Texas, Student Housing Revenue Bonds, Texan Hall LLC -         8/12 at 100.00
 Angelo State University, Series 2002A, 5.000%, 8/01/33 - MBIA Insured

Retama Development Corporation, Texas, Special Facilities Revenue Bonds, Retama Park Racetrack
Project, Series 1993:
  8.750%, 12/15/18                                                                                         No Opt. Call
  10.000%, 12/15/20                                                                                        No Opt. Call

Tarrant County Health Facilities Development Corporation, Texas, Hospital Revenue Refunding and            No Opt. Call
 Improvement Bonds, Fort Worth Osteopathic Hospital Inc. Project, Series 1993, 6.000%, 5/15/21 -
 MBIA Insured

Texas Health Facilities Development Corporation, Hospital Revenue Bonds, All Saints Episcopal            8/03 at 102.00
 Hospitals of Fort Worth Project, Series 1993B, 6.250%, 8/15/22 (Pre-refunded to 8/15/03) -
 MBIA Insured

Texas Turnpike Authority, Central Texas Turnpike System First Tier Revenue Bonds, Series 2002A,            No Opt. Call
 0.000%, 8/15/17 - AMBAC Insured

Williamson County, Texas, General Obligation Bonds, Drivers Series 188, 13.350%, 2/15/21 (IF) -          2/11 at 100.00
 FSA Insured

                                                                                                                          Market
Description                                                                                             Ratings**          Value
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Tennessee - 3.0%

Memphis-Shelby County Airport Authority, Tennessee, Airport Revenue Bonds, Series 1999D,                      AAA $    2,183,920
 6.000%, 3/01/24 (Alternative Minimum Tax) - AMBAC Insured

Health, Educational, and Housing Facilities Board of the City of Memphis, Tennessee, Multifamily
Housing Revenue Bonds, Series 2000A, Hickory Pointe Apartments Project:
  5.850%, 7/01/20 - MBIA Insured                                                                              Aaa      1,299,278
  5.950%, 7/01/31 - MBIA Insured                                                                              Aaa      5,590,237

Health and Educational Facilities Board of the Metropolitan Government of Nashville and                       AAA     19,158,400
 Davidson Counties, Tennessee, Revenue Bonds, Ascension Health Credit Group, Series 1999A,
 6.000%, 11/15/30 (Pre-refunded to 11/15/09) - AMBAC Insured
--------------------------------------------------------------------------------------------------------------------------------
Texas - 11.1%

Bexar County Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Baptist                AAA      3,273,450
 Memorial Hospital System Project, Series 1994, 6.750%, 8/15/19 (Pre-refunded to 8/15/04) -
 MBIA Insured

Cities of Dallas and Fort Worth, Texas, Dallas-Ft. Worth International Airport, Joint Revenue Refunding
and Improvement Bonds, Series 2001A:
  5.625%, 11/01/26 (Alternative Minimum Tax) - FGIC Insured                                                   AAA      8,430,640
  5.500%, 11/01/31 (Alternative Minimum Tax) - FGIC Insured                                                   AAA      4,021,073

City of DeSoto, Dallas County, Texas, General Obligation Bonds, Series 2001, 5.500%, 2/15/21 -                AAA      2,814,416
 FGIC Insured

Houston Sports Authority, Harris County, Texas, Senior Lien Revenue Bonds, Series 2001G:
  5.750%, 11/15/19 - MBIA Insured                                                                             AAA      1,120,550
  5.250%, 11/15/21 - MBIA Insured                                                                             AAA      5,312,600
  5.250%, 11/15/22 - MBIA Insured                                                                             AAA      6,873,100
  5.250%, 11/15/30 - MBIA Insured                                                                             AAA      7,087,232
  5.375%, 11/15/41 - MBIA Insured                                                                             AAA      2,607,725

Harris County Hospital District, Texas, Refunding Revenue Bonds, Series 1990:
  7.400%, 2/15/10 - AMBAC Insured                                                                             AAA        483,029
  7.400%, 2/15/10 - AMBAC Insured                                                                             AAA        684,388

Houston, Texas, General Obligation Bonds, Series 2002 Refunding, 5.000%, 3/01/25 - MBIA Insured               AAA      5,137,404

North Texas Municipal Water District, Regional Wastewater System Revenue Bonds, Series 2001,                  AAA      2,408,068
 5.125%, 6/01/20 - FGIC Insured

Raven Hills Higher Education Corporation, Texas, Student Housing Revenue Bonds, Texan Hall LLC -              Aaa      3,045,300
 Angelo State University, Series 2002A, 5.000%, 8/01/33 - MBIA Insured

Retama Development Corporation, Texas, Special Facilities Revenue Bonds, Retama Park Racetrack
Project, Series 1993:
  8.750%, 12/15/18                                                                                            AAA     14,921,074
  10.000%, 12/15/20                                                                                           AAA      8,990,731

Tarrant County Health Facilities Development Corporation, Texas, Hospital Revenue Refunding and               AAA      5,875,450
 Improvement Bonds, Fort Worth Osteopathic Hospital Inc. Project, Series 1993, 6.000%, 5/15/21 -
 MBIA Insured

Texas Health Facilities Development Corporation, Hospital Revenue Bonds, All Saints Episcopal                 AAA      6,292,618
 Hospitals of Fort Worth Project, Series 1993B, 6.250%, 8/15/22 (Pre-refunded to 8/15/03) -
 MBIA Insured

Texas Turnpike Authority, Central Texas Turnpike System First Tier Revenue Bonds, Series 2002A,               AAA     10,282,000
 0.000%, 8/15/17 - AMBAC Insured

Williamson County, Texas, General Obligation Bonds, Drivers Series 188, 13.350%, 2/15/21 (IF) -               AAA      5,017,415
 FSA Insured

----
35

Portfolio of Investments
NUVEEN INSURED MUNICIPAL BOND FUND (continued)
April 30, 2003

   Principal                                                                                                        Optional Call
Amount (000) Description                                                                                              Provisions*
----------------------------------------------------------------------------------------------------------------------------------
             Utah - 1.3%

    $  5,000 Emery County, Utah, Pollution Control Revenue Refunding Bonds, Series 1993A, Pacificorp Projects,    11/03 at 102.00
              5.650%, 11/01/23 - AMBAC Insured

       3,055 Utah State Building Ownership Authority, Lease Revenue Bonds, State Facilities Master Lease Program, 11/05 at 100.00
              Series 1995A, 5.750%, 5/15/18 (Pre-refunded to 11/15/05) - AMBAC Insured

       3,500 White City Water Improvement District, Salt Lake County, Utah, General Obligation Water Bonds,        2/05 at 100.00
              Series 1995, 6.600%, 2/01/25 (Pre-refunded to 2/01/05) - AMBAC Insured
----------------------------------------------------------------------------------------------------------------------------------
             Vermont - 0.3%

       2,240 Vermont Housing Finance Agency, Single Family Housing Bonds, Series 12A, 6.300%, 11/01/31            11/09 at 100.00
              (Alternative Minimum Tax) - FSA Insured
----------------------------------------------------------------------------------------------------------------------------------
             Virginia - 0.7%

       5,755 Industrial Development Authority of the City of Alexandria, Virginia, Fixed Rate Revenue Bonds,      10/10 at 101.00
              Institute for Defense Analyses, Series 2000A, 5.900%, 10/01/20 - AMBAC Insured
----------------------------------------------------------------------------------------------------------------------------------
             Washington - 9.8%

       3,000 Public Utility District No. 1 of Chelan County, Washington, Chelan Hydro-Consolidated System Revenue  7/11 at 101.00
              Bonds, Series 2001A, 5.600%, 1/01/36 (Alternative Minimum Tax) - MBIA Insured

       5,040 Public Utility District No. 1 of Chelan County, Washington, Chelan Hydro-Consolidated System Revenue  7/12 at 100.00
              Bonds, Series 2002A, 5.450%, 7/01/37 (Alternative Minimum Tax) - AMBAC Insured

       2,140 Public Utility District No. 1 of Chelan County, Washington, Chelan Hydro-Consolidated System Revenue  7/12 at 100.00
              Bonds, Series 2002B, 5.250%, 7/01/37 (Alternative Minimum Tax) - AMBAC Insured

             Public Utility District No. 1 of Douglas County, Washington, Wells Hydro-Electric Revenue Bonds,
             Refunding Series 2000A:
       2,975   6.300%, 9/01/15 (Alternative Minimum Tax) - MBIA Insured                                            9/10 at 100.00
       1,135   6.350%, 9/01/18 (Alternative Minimum Tax) - MBIA Insured                                            9/10 at 100.00

       3,300 Energy Northwest, Washington, Columbia Generating Station Electric Revenue Bonds, Series 2002,        7/12 at 100.00
              ROL-SER-II-152, 14.280%, 7/01/18 (IF) - MBIA Insured

             Energy Northwest, Washington, Wind Project Revenue Bonds, Series 2003:
       1,720   5.000%, 7/01/19 (WI, settling 5/07/03) - AMBAC Insured                                              7/12 at 100.00
       1,435   5.000%, 7/01/23 (WI, settling 5/07/03) - AMBAC Insured                                              7/12 at 100.00

       1,000 City of Marysville, Washington, Water and Sewer Revenue Bonds, 1991, 7.000%, 12/01/11                12/03 at 100.00
              (Pre-refunded to 12/01/03) - MBIA Insured

       6,000 Port of Seattle, Washington, Revenue Bonds, Series 1999A, 5.000%, 9/01/24 - FGIC Insured              9/12 at 100.00

       1,785 Port of Seattle, Washington, Revenue Bonds, Series 1999B Subordinate Lien, 5.500%, 9/01/16            9/12 at 100.00
              (Alternative Minimum Tax) - FGIC Insured

       8,775 Port of Seattle, Washington, Special Facility Revenue Bonds, Terminal 18 Project, Series 1999C,       3/10 at 101.00
              6.000%, 9/01/20 (Alternative Minimum Tax) - MBIA Insured

             Port of Seattle, Washington, Special Facility Revenue Bonds, Terminal 18 Project, Series 1999B:
         460   6.250%, 9/01/26 (Alternative Minimum Tax) (Pre-refunded to 3/01/10) - MBIA Insured                  3/10 at 101.00
       7,475   6.250%, 9/01/26 (Alternative Minimum Tax) - MBIA Insured                                            3/10 at 101.00

      11,400 City of Seattle, Washington, Water System and Refunding Revenue Bonds, 1993, 5.250%, 3/01/24 -        3/09 at 100.00
              FGIC Insured

       5,000 Public Utility District No. 1, Snohomish County, Washington, Generation System Revenue Bonds,         1/04 at 102.00
              Series 1993B, 5.800%, 1/01/24 (Alternative Minimum Tax) - MBIA Insured

       1,000 Public Utility District No. 1, Snohomish County, Washington, Water Revenue Bonds, Series 2002         6/12 at 100.00
              Refunding, 5.500%, 12/01/22 - FGIC Insured

       7,825 Arlington School District No. 16, Snohomish County, Washington, Unlimited Tax General Obligation     12/10 at 100.00
              Bonds, 2000, 5.750%, 12/01/19 - FGIC Insured

             Yelm Community Schools, Thurston and Pierce Counties, Washington, General Obligation Bonds,
             Series 2003:
       3,255   5.250%, 12/01/16 - FSA Insured                                                                      6/13 at 100.00
       2,000   5.250%, 12/01/18 - FSA Insured                                                                      6/13 at 100.00

                                                                                                                    Market
Description                                                                                          Ratings**       Value
--------------------------------------------------------------------------------------------------------------------------
Utah - 1.3%

Emery County, Utah, Pollution Control Revenue Refunding Bonds, Series 1993A, Pacificorp Projects,          AAA $ 5,199,150
 5.650%, 11/01/23 - AMBAC Insured

Utah State Building Ownership Authority, Lease Revenue Bonds, State Facilities Master Lease Program,       AAA   3,378,799
 Series 1995A, 5.750%, 5/15/18 (Pre-refunded to 11/15/05) - AMBAC Insured

White City Water Improvement District, Salt Lake County, Utah, General Obligation Water Bonds,             AAA   3,818,115
 Series 1995, 6.600%, 2/01/25 (Pre-refunded to 2/01/05) - AMBAC Insured
--------------------------------------------------------------------------------------------------------------------------
Vermont - 0.3%

Vermont Housing Finance Agency, Single Family Housing Bonds, Series 12A, 6.300%, 11/01/31                  AAA   2,397,539
 (Alternative Minimum Tax) - FSA Insured
--------------------------------------------------------------------------------------------------------------------------
Virginia - 0.7%

Industrial Development Authority of the City of Alexandria, Virginia, Fixed Rate Revenue Bonds,            AAA   6,648,406
 Institute for Defense Analyses, Series 2000A, 5.900%, 10/01/20 - AMBAC Insured
--------------------------------------------------------------------------------------------------------------------------
Washington - 9.8%

Public Utility District No. 1 of Chelan County, Washington, Chelan Hydro-Consolidated System Revenue       AAA   3,157,470
 Bonds, Series 2001A, 5.600%, 1/01/36 (Alternative Minimum Tax) - MBIA Insured

Public Utility District No. 1 of Chelan County, Washington, Chelan Hydro-Consolidated System Revenue       AAA   5,205,564
 Bonds, Series 2002A, 5.450%, 7/01/37 (Alternative Minimum Tax) - AMBAC Insured

Public Utility District No. 1 of Chelan County, Washington, Chelan Hydro-Consolidated System Revenue       AAA   2,172,357
 Bonds, Series 2002B, 5.250%, 7/01/37 (Alternative Minimum Tax) - AMBAC Insured

Public Utility District No. 1 of Douglas County, Washington, Wells Hydro-Electric Revenue Bonds,
Refunding Series 2000A:
  6.300%, 9/01/15 (Alternative Minimum Tax) - MBIA Insured                                                 AAA   3,416,103
  6.350%, 9/01/18 (Alternative Minimum Tax) - MBIA Insured                                                 AAA   1,286,318

Energy Northwest, Washington, Columbia Generating Station Electric Revenue Bonds, Series 2002,             AAA   4,565,649
 ROL-SER-II-152, 14.280%, 7/01/18 (IF) - MBIA Insured

Energy Northwest, Washington, Wind Project Revenue Bonds, Series 2003:
  5.000%, 7/01/19 (WI, settling 5/07/03) - AMBAC Insured                                                   AAA   1,791,672
  5.000%, 7/01/23 (WI, settling 5/07/03) - AMBAC Insured                                                   AAA   1,462,351

City of Marysville, Washington, Water and Sewer Revenue Bonds, 1991, 7.000%, 12/01/11                      AAA   1,034,570
 (Pre-refunded to 12/01/03) - MBIA Insured

Port of Seattle, Washington, Revenue Bonds, Series 1999A, 5.000%, 9/01/24 - FGIC Insured                   AAA   6,164,100

Port of Seattle, Washington, Revenue Bonds, Series 1999B Subordinate Lien, 5.500%, 9/01/16                 AAA   1,944,597
 (Alternative Minimum Tax) - FGIC Insured

Port of Seattle, Washington, Special Facility Revenue Bonds, Terminal 18 Project, Series 1999C,            AAA   9,630,738
 6.000%, 9/01/20 (Alternative Minimum Tax) - MBIA Insured

Port of Seattle, Washington, Special Facility Revenue Bonds, Terminal 18 Project, Series 1999B:
  6.250%, 9/01/26 (Alternative Minimum Tax) (Pre-refunded to 3/01/10) - MBIA Insured                       AAA     549,369
  6.250%, 9/01/26 (Alternative Minimum Tax) - MBIA Insured                                                 AAA   8,238,721

City of Seattle, Washington, Water System and Refunding Revenue Bonds, 1993, 5.250%, 3/01/24 -             AAA  11,989,722
 FGIC Insured

Public Utility District No. 1, Snohomish County, Washington, Generation System Revenue Bonds,              AAA   5,211,500
 Series 1993B, 5.800%, 1/01/24 (Alternative Minimum Tax) - MBIA Insured

Public Utility District No. 1, Snohomish County, Washington, Water Revenue Bonds, Series 2002              AAA   1,084,340
 Refunding, 5.500%, 12/01/22 - FGIC Insured

Arlington School District No. 16, Snohomish County, Washington, Unlimited Tax General Obligation           Aaa   8,891,156
 Bonds, 2000, 5.750%, 12/01/19 - FGIC Insured

Yelm Community Schools, Thurston and Pierce Counties, Washington, General Obligation Bonds,
Series 2003:
  5.250%, 12/01/16 - FSA Insured                                                                           Aaa   3,599,835
  5.250%, 12/01/18 - FSA Insured                                                                           Aaa   2,180,600

----
36

   Principal                                            Optional Call                   Market
Amount (000) Description                                  Provisions* Ratings**          Value
----------------------------------------------------------------------------------------------
             Washington (continued)

    $  2,050 Washington State Higher Education        10/12 at 100.00       AAA $    2,135,547
              Facilities Authority, Revenue Bonds,
              Gonzaga University, Series 2002,
              5.050%, 4/01/22 - MBIA Insured

       5,000 Washington Public Power Supply System,      No Opt. Call       AAA      5,414,050
              Nuclear Project No. 2 Refunding
              Revenue Bonds, Series 1993B 5.400%,
              7/01/05 - FSA Insured

       2,000 Bellingham School District No. 501,      12/04 at 100.00       AAA      2,154,440
              Whatcom County, Washington, Unlimited
              Tax General Obligation Bonds, 1994,
              6.125%, 12/01/13 (Pre-refunded to
              12/01/04) - FGIC Insured
----------------------------------------------------------------------------------------------
             Wisconsin - 1.2%

       3,365 Evansville Community School District,     4/11 at 100.00       AAA      3,681,917
              Dane, Green, and Rock Counties,
              Wisconsin, General Obligation
              Refunding Bonds, Series 2001, 5.500%,
              4/01/19 - FGIC Insured

       2,000 City of Superior, Wisconsin, Limited        No Opt. Call       AAA      2,617,640
              Obligation Refunding Revenue Bonds,
              Midwest Energy Resources Company
              Project, Series E-19 91
              (Collateralized), 6.900%, 8/01/21 -
              FGIC Insured

       5,000 State of Wisconsin, General Obligation    5/13 at 100.00       AAA      5,355,600
              Bonds, Series 2002G, 5.000%, 5/01/18 -
              MBIA Insured
----------------------------------------------------------------------------------------------
    $861,654 Total Long-Term Investments (cost                                     912,585,218
              $829,172,372) - 96.1%
----------------------------------------------------------------------------------------------
------------
             Short-Term Investments - 3.2%

       4,000 Alachua County Health Facilities                            VMIG-1      4,000,000
              Authority, Florida, Continuing Care
              Retirement Community Bonds,
              Oak Hammock at the University of
              Florida Project, Series 2002A,
              Variable Rate Demand Obligations,
              1.350%, 10/01/32+

       8,600 Capital Projects Finance Authority,                         VMIG-1      8,600,000
              Florida, Continuing Care Retirement
              Community, Variable Rate Demand Bonds,
              Glenridge on Palmer Ranch, Series
              2002C, 1.350%, 6/01/12+

       2,635 Eastern Michigan University, Variable                         A-1+      2,635,000
              Rate Demand Revenue Bonds, Series 2001
              Refunding, 1.400%, 6/01/27 - FGIC
              Insured+

       4,000 Massachusetts Health and Educational                          A-1+      4,000,000
              Facilities Authority, Revenue Bonds,
              Wellesley College, Variable Rate
              Demand Obligations, Series 1999G,
              1.250%, 7/01/39+

       8,330 Nebraska Educational Finance Authority,                     VMIG-1      8,330,000
              Variable Rate Demand Revenue Bonds,
              Creighton University Project,
              Refunding Series 2001, 1.350%, 8/01/31+

       2,600 Industrial Development Authority of the                       A-1+      2,600,000
              City of Phoenix, Arizona, Variable
              Rate Demand Bonds, Series 2001, Valley
              of the Sun YMCA Project, 1.400%,
              1/01/31+
----------------------------------------------------------------------------------------------
    $ 30,165 Total Short-Term Investments (cost                                     30,165,000
              $30,165,000)
----------------------------------------------------------------------------------------------
------------
             Total Investments (cost $859,337,372) -                               942,750,218
              99.3%

             ---------------------------------------------------------------------------------
             Other Assets Less Liabilities - 0.7%                                    7,305,940

             ---------------------------------------------------------------------------------
             Net Assets - 100%                                                  $  950,056,158

             ---------------------------------------------------------------------------------

              All of the bonds in the portfolio, excluding temporary investments in short-term securities, are either covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insurance, or are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, any of which ensure the timely payment of principal and interest.
           * Optional Call Provisions (not covered by the report of independent accountants): Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
           ** Ratings (not covered by the report of independent accountants):
              Using the higher of Standard & Poor's or Moody's rating.
          *** Securities are backed by an escrow or trust containing sufficient
              U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.
        (WI)  Security purchased on a when-issued basis.
         (IF) Inverse floating rate security.
           + Security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.

                                See accompanying notes to financial statements.

----
37

Portfolio of Investments
NUVEEN INTERMEDIATE DURATION MUNICIPAL BOND FUND
April 30, 2003


   Principal
Amount (000) Description
--------------------------------------------------------------------------------------------------------------------
             Alabama - 0.2%

  $    5,000 Jefferson County, Alabama, Sewer Revenue Capital Improvement Warrants, Series 1999-A,
              5.750%, 2/01/38 (Pre-refunded to 2/01/09) - FGIC Insured
--------------------------------------------------------------------------------------------------------------------
             Alaska - 0.2%

       4,350 Alaska Housing Finance Corporation, Collateralized Home Mortgage Bonds, 1990 Series A,
              5.850%, 6/01/25
--------------------------------------------------------------------------------------------------------------------
             Arizona - 2.0%

      12,140 Arizona Health Facilities Authority, Revenue Bonds, Catholic Healthcare West, 1999 Series A,
              6.125%, 7/01/09

       6,000 Arizona Tourism and Sports Authority, Tax Revenue Bonds, Multipurpose Stadium Facility Project,
              Series 2003A, 5.375%, 7/01/19 - MBIA Insured

       8,000 Scottsdale Unified School District No. 48 of Maricopa County, Arizona, General Obligation Bonds,
              Series 1993 Improvements, 4.400%, 7/01/13 (Pre-refunded to 7/01/03)

       5,000 Salt River Project Agricultural Improvement and Power District, Arizona, Electric System Revenue
              Refunding Bonds, Salt River Project, 2002 Series A, 5.250%, 1/01/19

             Salt River Project Agricultural Improvement and Power District, Arizona, Electric System Revenue
             Refunding Bonds, Salt River Project, 1993 Series C:
      14,110  4.750%, 1/01/17 (Pre-refunded to 1/01/04)
       3,710  4.750%, 1/01/17

       6,000 Industrial Development Authority of the City of Scottsdale, Arizona, Hospital Revenue Refunding Bonds,
              Scottsdale Memorial Hospital, Series 1996A, 5.625%, 9/01/12 - AMBAC Insured
--------------------------------------------------------------------------------------------------------------------
             Arkansas - 0.5%

             Baxter County, Arkansas, Hospital Revenue Improvement Bonds, Series 1999B, Baxter County Regional
             Hospital:
         500  5.000%, 9/01/09
       2,500  5.625%, 9/01/28

       1,750 City of Fort Smith, Arkansas, Water and Sewer Revenue Bonds, Series 2002A Refunding and
              Construction, 5.000%, 10/01/21 - FSA Insured

       6,255 Jefferson County, Arkansas, Hospital Refunding Revenue Bonds, Series 1993, 6.000%, 7/01/06
              (Pre-refunded to 7/01/03)

       4,000 Jefferson County, Arkansas, Pollution Control Revenue Refunding Bonds, Entergy Arkansas, Inc. Project,
              Series 1997, 5.600%, 10/01/17
--------------------------------------------------------------------------------------------------------------------
             California - 12.9%

      21,220 California Health Facilities Financing Authority, Insured Health Facility Refunding Revenue Bonds,
              Catholic Healthcare West, 1994 Series A, 5.000%, 7/01/14 - AMBAC Insured

      16,900 State of California, General Obligation Bonds, Series 2003, 5.000%, 2/01/31 - MBIA Insured

             California Department of Water Resources, Water System Revenue Bonds, Central Valley Project,
             Series L:
      15,515  5.700%, 12/01/16 (Pre-refunded to 6/01/03)
       8,000  5.750%, 12/01/19 (Pre-refunded to 6/01/03)
      12,250  5.500%, 12/01/23 (Pre-refunded to 6/01/03)

      21,000 California Department of Water Resources, Water System Revenue Bonds, Central Valley Project,
              Series M, 4.875%, 12/01/27

             California Department of Water Resources, Power Supply Revenue Bonds, Series 2002A:
       8,000  6.000%, 5/01/15
      10,000  5.875%, 5/01/16

      12,000 State Public Works Board of California, Lease Revenue Bonds, Department of Corrections, 1994
              Series A, California State Prison, Monterey County - Soledad II, 7.000%, 11/01/19
              (Pre-refunded to 11/01/04)

      38,795 California Statewide Communities Development Authority, Certificates of Participation, St. Joseph
              Health System Obligated Group, 5.500%, 7/01/23

                                                                                                         Optional Call
Description                                                                                                Provisions* Ratings**
---------------------------------------------------------------------------------------------------------------------------------
Alabama - 0.2%

Jefferson County, Alabama, Sewer Revenue Capital Improvement Warrants, Series 1999-A,                   2/09 at 101.00       AAA
 5.750%, 2/01/38 (Pre-refunded to 2/01/09) - FGIC Insured
---------------------------------------------------------------------------------------------------------------------------------
Alaska - 0.2%

Alaska Housing Finance Corporation, Collateralized Home Mortgage Bonds, 1990 Series A,                 12/03 at 102.00       AAA
 5.850%, 6/01/25
---------------------------------------------------------------------------------------------------------------------------------
Arizona - 2.0%

Arizona Health Facilities Authority, Revenue Bonds, Catholic Healthcare West, 1999 Series A,              No Opt. Call       BBB
 6.125%, 7/01/09

Arizona Tourism and Sports Authority, Tax Revenue Bonds, Multipurpose Stadium Facility Project,         7/13 at 100.00       Aaa
 Series 2003A, 5.375%, 7/01/19 - MBIA Insured

Scottsdale Unified School District No. 48 of Maricopa County, Arizona, General Obligation Bonds,        7/03 at 101.00     AA***
 Series 1993 Improvements, 4.400%, 7/01/13 (Pre-refunded to 7/01/03)

Salt River Project Agricultural Improvement and Power District, Arizona, Electric System Revenue        1/12 at 101.00        AA
 Refunding Bonds, Salt River Project, 2002 Series A, 5.250%, 1/01/19

Salt River Project Agricultural Improvement and Power District, Arizona, Electric System Revenue
Refunding Bonds, Salt River Project, 1993 Series C:
 4.750%, 1/01/17 (Pre-refunded to 1/01/04)                                                             1/04 at 100.00     AA***
 4.750%, 1/01/17                                                                                       1/04 at 100.00        AA

Industrial Development Authority of the City of Scottsdale, Arizona, Hospital Revenue Refunding Bonds,  9/03 at 100.00       AAA
 Scottsdale Memorial Hospital, Series 1996A, 5.625%, 9/01/12 - AMBAC Insured
---------------------------------------------------------------------------------------------------------------------------------
Arkansas - 0.5%

Baxter County, Arkansas, Hospital Revenue Improvement Bonds, Series 1999B, Baxter County Regional
Hospital:
 5.000%, 9/01/09                                                                                         No Opt. Call       BBB
 5.625%, 9/01/28                                                                                       9/09 at 100.00       BBB

City of Fort Smith, Arkansas, Water and Sewer Revenue Bonds, Series 2002A Refunding and                10/11 at 100.00       AAA
 Construction, 5.000%, 10/01/21 - FSA Insured

Jefferson County, Arkansas, Hospital Refunding Revenue Bonds, Series 1993, 6.000%, 7/01/06              7/03 at 102.00      A***
 (Pre-refunded to 7/01/03)

Jefferson County, Arkansas, Pollution Control Revenue Refunding Bonds, Entergy Arkansas, Inc. Project,  6/03 at 102.00      BBB-
 Series 1997, 5.600%, 10/01/17
---------------------------------------------------------------------------------------------------------------------------------
California - 12.9%

California Health Facilities Financing Authority, Insured Health Facility Refunding Revenue Bonds,      7/04 at 102.00       AAA
 Catholic Healthcare West, 1994 Series A, 5.000%, 7/01/14 - AMBAC Insured

State of California, General Obligation Bonds, Series 2003, 5.000%, 2/01/31 - MBIA Insured              2/13 at 100.00       AAA

California Department of Water Resources, Water System Revenue Bonds, Central Valley Project,
Series L:
 5.700%, 12/01/16 (Pre-refunded to 6/01/03)                                                            6/03 at 101.50     AA***
 5.750%, 12/01/19 (Pre-refunded to 6/01/03)                                                            6/03 at 101.50     AA***
 5.500%, 12/01/23 (Pre-refunded to 6/01/03)                                                            6/03 at 101.50     AA***

California Department of Water Resources, Water System Revenue Bonds, Central Valley Project,          12/03 at 101.00        AA
 Series M, 4.875%, 12/01/27

California Department of Water Resources, Power Supply Revenue Bonds, Series 2002A:
 6.000%, 5/01/15                                                                                       5/12 at 101.00        A3
 5.875%, 5/01/16                                                                                       5/12 at 101.00        A3

State Public Works Board of California, Lease Revenue Bonds, Department of Corrections, 1994           11/04 at 102.00       Aaa
 Series A, California State Prison, Monterey County - Soledad II, 7.000%, 11/01/19
 (Pre-refunded to 11/01/04)

California Statewide Communities Development Authority, Certificates of Participation, St. Joseph       7/03 at 102.00       AA-
 Health System Obligated Group, 5.500%, 7/01/23

                                                                                                            Market
Description                                                                                                  Value
------------------------------------------------------------------------------------------------------------------
Alabama - 0.2%

Jefferson County, Alabama, Sewer Revenue Capital Improvement Warrants, Series 1999-A,                  $ 5,843,750
 5.750%, 2/01/38 (Pre-refunded to 2/01/09) - FGIC Insured
------------------------------------------------------------------------------------------------------------------
Alaska - 0.2%

Alaska Housing Finance Corporation, Collateralized Home Mortgage Bonds, 1990 Series A,                   4,452,965
 5.850%, 6/01/25
------------------------------------------------------------------------------------------------------------------
Arizona - 2.0%

Arizona Health Facilities Authority, Revenue Bonds, Catholic Healthcare West, 1999 Series A,            13,332,027
 6.125%, 7/01/09

Arizona Tourism and Sports Authority, Tax Revenue Bonds, Multipurpose Stadium Facility Project,          6,633,240
 Series 2003A, 5.375%, 7/01/19 - MBIA Insured

Scottsdale Unified School District No. 48 of Maricopa County, Arizona, General Obligation Bonds,         8,124,640
 Series 1993 Improvements, 4.400%, 7/01/13 (Pre-refunded to 7/01/03)

Salt River Project Agricultural Improvement and Power District, Arizona, Electric System Revenue         5,448,950
 Refunding Bonds, Salt River Project, 2002 Series A, 5.250%, 1/01/19

Salt River Project Agricultural Improvement and Power District, Arizona, Electric System Revenue
Refunding Bonds, Salt River Project, 1993 Series C:
 4.750%, 1/01/17 (Pre-refunded to 1/01/04)                                                             14,454,707
 4.750%, 1/01/17                                                                                        3,727,882

Industrial Development Authority of the City of Scottsdale, Arizona, Hospital Revenue Refunding Bonds,   6,079,560
 Scottsdale Memorial Hospital, Series 1996A, 5.625%, 9/01/12 - AMBAC Insured
------------------------------------------------------------------------------------------------------------------
Arkansas - 0.5%

Baxter County, Arkansas, Hospital Revenue Improvement Bonds, Series 1999B, Baxter County Regional
Hospital:
 5.000%, 9/01/09                                                                                          525,200
 5.625%, 9/01/28                                                                                        2,505,050

City of Fort Smith, Arkansas, Water and Sewer Revenue Bonds, Series 2002A Refunding and                  1,837,605
 Construction, 5.000%, 10/01/21 - FSA Insured

Jefferson County, Arkansas, Hospital Refunding Revenue Bonds, Series 1993, 6.000%, 7/01/06               6,430,203
 (Pre-refunded to 7/01/03)

Jefferson County, Arkansas, Pollution Control Revenue Refunding Bonds, Entergy Arkansas, Inc. Project,   3,861,760
 Series 1997, 5.600%, 10/01/17
------------------------------------------------------------------------------------------------------------------
California - 12.9%

California Health Facilities Financing Authority, Insured Health Facility Refunding Revenue Bonds,      22,401,954
 Catholic Healthcare West, 1994 Series A, 5.000%, 7/01/14 - AMBAC Insured

State of California, General Obligation Bonds, Series 2003, 5.000%, 2/01/31 - MBIA Insured              17,285,151

California Department of Water Resources, Water System Revenue Bonds, Central Valley Project,
Series L:
 5.700%, 12/01/16 (Pre-refunded to 6/01/03)                                                            15,809,164
 5.750%, 12/01/19 (Pre-refunded to 6/01/03)                                                             8,152,000
 5.500%, 12/01/23 (Pre-refunded to 6/01/03)                                                            12,480,178

California Department of Water Resources, Water System Revenue Bonds, Central Valley Project,           21,047,460
 Series M, 4.875%, 12/01/27

California Department of Water Resources, Power Supply Revenue Bonds, Series 2002A:
 6.000%, 5/01/15                                                                                        9,232,720
 5.875%, 5/01/16                                                                                       11,325,800

State Public Works Board of California, Lease Revenue Bonds, Department of Corrections, 1994            13,288,080
 Series A, California State Prison, Monterey County - Soledad II, 7.000%, 11/01/19
 (Pre-refunded to 11/01/04)

California Statewide Communities Development Authority, Certificates of Participation, St. Joseph       39,469,257
 Health System Obligated Group, 5.500%, 7/01/23

----
38

   Principal
Amount (000) Description
----------------------------------------------------------------------------------------------------------------------
             California (continued)

  $   17,390 Central Joint Powers Health Financing Authority, Certificates of Participation, Series 1993, Community
              Hospital of Central California, 5.250%, 2/01/13

       1,000 Contra Costa Water District, Contra Costa County, California, Water Revenue Bonds, Series G,
              5.000%, 10/01/24 - MBIA Insured

       9,000 East Bay Municipal Utility District, Alameda and Contra Costa Counties, California, Water System
              Subordinated Revenue Refunding Bonds, Series 1993A, 5.000%, 6/01/21 - MBIA Insured

      10,000 Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Series 1995A,
              6.000%, 1/01/34 (Pre-refunded to 1/01/07)

      14,505 Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds,
              Series 2003-A1, 6.750%, 6/01/39

         555 La Mirada Redevelopment Agency, California, Community Facilities District No.89-1, Refunding Special
              Tax Bonds, Civic Theatre Project, Series 1998, Tax Increment Contribution, 5.200%, 10/01/06

      10,000 Los Angeles, California, Special Tax Bonds, Community Facilities District No. 4, Playa Vista Phase I,
              Series 2003, 4.750%, 9/01/31 - AMBAC Insured

      17,040 Los Angeles Convention and Exhibition Center Authority, California, Lease Revenue Bonds,
              1993 Refunding Series A, 5.125%, 8/15/13 - MBIA Insured

      15,345 Los Angeles Department of Airports, California, Los Angeles International Airport Revenue Bonds,
              Series 2003B, 5.000%, 5/15/14 (WI, settling 5/07/03) - MBIA Insured

       2,500 Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series 2001 A,
              Subseries A-3, 5.375%, 7/01/21

       5,900 Los Angeles Unified School District, Los Angeles County, California, General Obligation Bonds,
              Series 2003A, 4.750%, 1/01/28 - MBIA Insured

       8,685 Los Angeles Unified School District, Los Angeles County, California, General Obligation Bonds,
              Series 2003F, 4.750%, 7/01/24 - FGIC Insured

       3,000 City of Los Angeles, California, Wastewater System Revenue Bonds, Series 1993B, 5.700%, 6/01/23
              (Pre-refunded to 6/01/03) - MBIA Insured

      20,670 City of Los Angeles, California, Wastewater System Revenue Bonds, Series 1993D, 5.200%, 11/01/21 -
              FGIC Insured

      15,750 Los Angeles County Metropolitan Transportation Authority, California, Proposition A, Sales Tax Revenue
              Refunding Bonds, Series 1993-A, 5.500%, 7/01/13 (Pre-refunded to 7/01/03)

             Los Angeles County Metropolitan Transportation Authority, California, Proposition C, Sales Tax Revenue
             Bonds, Second Senior Series 1993-B:
      20,935  4.750%, 7/01/18 - AMBAC Insured
       8,000  5.250%, 7/01/23 - AMBAC Insured

      10,500 Los Angeles County Sanitation Districts Financing Authority, California, Capital Projects Revenue Bonds,
              1993 Series A, Senior Ad Valorem Obligation Bonds, 5.375%, 10/01/13

       4,000 San Diego County, California, Certificates of Participation, Series 1999, The Burnham Institute,
              6.250%, 9/01/29

       3,220 Vallejo City Unified School District, Solano County, California, General Obligation Bonds, Series 2002A
              Refunding, 5.900%, 2/01/18 - MBIA Insured

       1,290 Yuba County Water Agency, California, Yuba River Development Revenue Bonds, Series A,
              4.000%, 3/01/16
----------------------------------------------------------------------------------------------------------------------
             Colorado - 1.1%

       2,300 E-470 Public Highway Authority, Arapahoe County, Colorado, Capital Improvement Trust Fund Highway
              Revenue Bonds, E-470 Project, Senior Series C, 0.000%, 8/31/06 (Pre-refunded to 8/31/05)

       2,000 Aurora Centretech Metropolitan District, Arapahoe County, Colorado, General Obligation Refunding
              Bonds, Series 1998C, 4.875%, 12/01/28 (Mandatory put 12/01/08)

         500 Colorado Health Facilities Authority, Revenue Bonds, Series 1995, Covenant Retirement Communities
              Inc., 6.200%, 12/01/07

                                                                                                           Optional Call
Description                                                                                                  Provisions*
-------------------------------------------------------------------------------------------------------------------------
California (continued)

Central Joint Powers Health Financing Authority, Certificates of Participation, Series 1993, Community    8/03 at 102.00
 Hospital of Central California, 5.250%, 2/01/13

Contra Costa Water District, Contra Costa County, California, Water Revenue Bonds, Series G,             10/04 at 102.00
 5.000%, 10/01/24 - MBIA Insured

East Bay Municipal Utility District, Alameda and Contra Costa Counties, California, Water System          6/03 at 102.00
 Subordinated Revenue Refunding Bonds, Series 1993A, 5.000%, 6/01/21 - MBIA Insured

Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Series 1995A,       1/07 at 100.00
 6.000%, 1/01/34 (Pre-refunded to 1/01/07)

Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds,       6/13 at 100.00
 Series 2003-A1, 6.750%, 6/01/39

La Mirada Redevelopment Agency, California, Community Facilities District No.89-1, Refunding Special        No Opt. Call
 Tax Bonds, Civic Theatre Project, Series 1998, Tax Increment Contribution, 5.200%, 10/01/06

Los Angeles, California, Special Tax Bonds, Community Facilities District No. 4, Playa Vista Phase I,     9/12 at 102.00
 Series 2003, 4.750%, 9/01/31 - AMBAC Insured

Los Angeles Convention and Exhibition Center Authority, California, Lease Revenue Bonds,                  8/03 at 102.00
 1993 Refunding Series A, 5.125%, 8/15/13 - MBIA Insured

Los Angeles Department of Airports, California, Los Angeles International Airport Revenue Bonds,            No Opt. Call
 Series 2003B, 5.000%, 5/15/14 (WI, settling 5/07/03) - MBIA Insured

Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series 2001 A,         7/06 at 100.00
 Subseries A-3, 5.375%, 7/01/21

Los Angeles Unified School District, Los Angeles County, California, General Obligation Bonds,            7/13 at 100.00
 Series 2003A, 4.750%, 1/01/28 - MBIA Insured

Los Angeles Unified School District, Los Angeles County, California, General Obligation Bonds,            7/13 at 100.00
 Series 2003F, 4.750%, 7/01/24 - FGIC Insured

City of Los Angeles, California, Wastewater System Revenue Bonds, Series 1993B, 5.700%, 6/01/23           6/03 at 102.00
 (Pre-refunded to 6/01/03) - MBIA Insured

City of Los Angeles, California, Wastewater System Revenue Bonds, Series 1993D, 5.200%, 11/01/21 -       11/03 at 102.00
 FGIC Insured

Los Angeles County Metropolitan Transportation Authority, California, Proposition A, Sales Tax Revenue    7/03 at 102.00
 Refunding Bonds, Series 1993-A, 5.500%, 7/01/13 (Pre-refunded to 7/01/03)

Los Angeles County Metropolitan Transportation Authority, California, Proposition C, Sales Tax Revenue
Bonds, Second Senior Series 1993-B:
 4.750%, 7/01/18 - AMBAC Insured                                                                         7/03 at 102.00
 5.250%, 7/01/23 - AMBAC Insured                                                                         7/03 at 102.00

Los Angeles County Sanitation Districts Financing Authority, California, Capital Projects Revenue Bonds, 10/03 at 102.00
 1993 Series A, Senior Ad Valorem Obligation Bonds, 5.375%, 10/01/13

San Diego County, California, Certificates of Participation, Series 1999, The Burnham Institute,          9/09 at 101.00
 6.250%, 9/01/29

Vallejo City Unified School District, Solano County, California, General Obligation Bonds, Series 2002A     No Opt. Call
 Refunding, 5.900%, 2/01/18 - MBIA Insured

Yuba County Water Agency, California, Yuba River Development Revenue Bonds, Series A,                     9/03 at 100.00
 4.000%, 3/01/16
-------------------------------------------------------------------------------------------------------------------------
Colorado - 1.1%

E-470 Public Highway Authority, Arapahoe County, Colorado, Capital Improvement Trust Fund Highway          8/05 at 95.92
 Revenue Bonds, E-470 Project, Senior Series C, 0.000%, 8/31/06 (Pre-refunded to 8/31/05)

Aurora Centretech Metropolitan District, Arapahoe County, Colorado, General Obligation Refunding         12/06 at 102.00
 Bonds, Series 1998C, 4.875%, 12/01/28 (Mandatory put 12/01/08)

Colorado Health Facilities Authority, Revenue Bonds, Series 1995, Covenant Retirement Communities        12/05 at 102.00
 Inc., 6.200%, 12/01/07

                                                                                                                        Market
Description                                                                                              Ratings**       Value
------------------------------------------------------------------------------------------------------------------------------
California (continued)

Central Joint Powers Health Financing Authority, Certificates of Participation, Series 1993, Community        Baa1 $17,568,769
 Hospital of Central California, 5.250%, 2/01/13

Contra Costa Water District, Contra Costa County, California, Water Revenue Bonds, Series G,                   AAA   1,017,070
 5.000%, 10/01/24 - MBIA Insured

East Bay Municipal Utility District, Alameda and Contra Costa Counties, California, Water System               AAA   9,123,210
 Subordinated Revenue Refunding Bonds, Series 1993A, 5.000%, 6/01/21 - MBIA Insured

Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Series 1995A,            AAA  11,452,000
 6.000%, 1/01/34 (Pre-refunded to 1/01/07)

Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds,             A-  12,855,056
 Series 2003-A1, 6.750%, 6/01/39

La Mirada Redevelopment Agency, California, Community Facilities District No.89-1, Refunding Special           N/R     596,725
 Tax Bonds, Civic Theatre Project, Series 1998, Tax Increment Contribution, 5.200%, 10/01/06

Los Angeles, California, Special Tax Bonds, Community Facilities District No. 4, Playa Vista Phase I,          AAA   9,884,200
 Series 2003, 4.750%, 9/01/31 - AMBAC Insured

Los Angeles Convention and Exhibition Center Authority, California, Lease Revenue Bonds,                       AAA  17,563,639
 1993 Refunding Series A, 5.125%, 8/15/13 - MBIA Insured

Los Angeles Department of Airports, California, Los Angeles International Airport Revenue Bonds,               AAA  17,146,963
 Series 2003B, 5.000%, 5/15/14 (WI, settling 5/07/03) - MBIA Insured

Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series 2001 A,              AA-   2,646,275
 Subseries A-3, 5.375%, 7/01/21

Los Angeles Unified School District, Los Angeles County, California, General Obligation Bonds,                 AAA   5,925,665
 Series 2003A, 4.750%, 1/01/28 - MBIA Insured

Los Angeles Unified School District, Los Angeles County, California, General Obligation Bonds,                 AAA   8,814,059
 Series 2003F, 4.750%, 7/01/24 - FGIC Insured

City of Los Angeles, California, Wastewater System Revenue Bonds, Series 1993B, 5.700%, 6/01/23                AAA   3,071,880
 (Pre-refunded to 6/01/03) - MBIA Insured

City of Los Angeles, California, Wastewater System Revenue Bonds, Series 1993D, 5.200%, 11/01/21 -             AAA  21,463,108
 FGIC Insured

Los Angeles County Metropolitan Transportation Authority, California, Proposition A, Sales Tax Revenue       AA***  16,182,338
 Refunding Bonds, Series 1993-A, 5.500%, 7/01/13 (Pre-refunded to 7/01/03)

Los Angeles County Metropolitan Transportation Authority, California, Proposition C, Sales Tax Revenue
Bonds, Second Senior Series 1993-B:
 4.750%, 7/01/18 - AMBAC Insured                                                                              AAA  21,211,342
 5.250%, 7/01/23 - AMBAC Insured                                                                              AAA   8,210,080

Los Angeles County Sanitation Districts Financing Authority, California, Capital Projects Revenue Bonds,        AA  10,882,095
 1993 Series A, Senior Ad Valorem Obligation Bonds, 5.375%, 10/01/13

San Diego County, California, Certificates of Participation, Series 1999, The Burnham Institute,              Baa3   4,200,880
 6.250%, 9/01/29

Vallejo City Unified School District, Solano County, California, General Obligation Bonds, Series 2002A        AAA   3,878,522
 Refunding, 5.900%, 2/01/18 - MBIA Insured

Yuba County Water Agency, California, Yuba River Development Revenue Bonds, Series A,                          Ba3   1,203,518
 4.000%, 3/01/16
------------------------------------------------------------------------------------------------------------------------------
Colorado - 1.1%

E-470 Public Highway Authority, Arapahoe County, Colorado, Capital Improvement Trust Fund Highway              AAA   2,129,409
 Revenue Bonds, E-470 Project, Senior Series C, 0.000%, 8/31/06 (Pre-refunded to 8/31/05)

Aurora Centretech Metropolitan District, Arapahoe County, Colorado, General Obligation Refunding               AA-   2,138,560
 Bonds, Series 1998C, 4.875%, 12/01/28 (Mandatory put 12/01/08)

Colorado Health Facilities Authority, Revenue Bonds, Series 1995, Covenant Retirement Communities             BBB+     544,310
 Inc., 6.200%, 12/01/07

----
39

Portfolio of Investments
NUVEEN INTERMEDIATE DURATION MUNICIPAL BOND FUND (continued)
April 30, 2003

   Principal
Amount (000) Description
-------------------------------------------------------------------------------------------------------------------
             Colorado (continued)

  $    2,000 Colorado Health Facilities Authority, Hospital Revenue Bonds, PorterCare Adventist Health System
              Project, Series 2001, 6.500%, 11/15/31

       9,915 City and County of Denver, Colorado, Airport System Revenue Refunding Bonds, Series 2001A,
              5.500%, 11/15/16 (Alternative Minimum Tax) - FGIC Insured

       8,245 E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 1997A,
              5.250%, 9/01/18 - MBIA Insured

      10,000 E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 1997B,
              0.000%, 9/01/21 - MBIA Insured

         380 Eagle County Air Terminal Corporation, Colorado, Airport Terminal Project Revenue Bonds, Series 1996,
              6.750%, 5/01/06 (Alternative Minimum Tax)
-------------------------------------------------------------------------------------------------------------------
             Connecticut - 0.0%

         335 Eastern Connecticut Resource Recovery Authority, Solid Waste Revenue Bonds, Wheelabrator Lisbon
              Project, Series 1993A, 5.150%, 1/01/05 (Alternative Minimum Tax)
-------------------------------------------------------------------------------------------------------------------
             District of Columbia - 0.8%

       1,900 District of Columbia, General Obligation Refunding Bonds, Series 1994A-1, 6.000%, 6/01/11 - MBIA
              Insured

             District of Columbia Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed
             Bonds, Series 2001:
      11,605  6.250%, 5/15/24
       2,920  6.500%, 5/15/33

       6,250 Washington Convention Center Authority, Washington, D.C., Senior Lien Dedicated Tax Revenue Bonds,
              Series 1998, 5.250%, 10/01/17 - AMBAC Insured
-------------------------------------------------------------------------------------------------------------------
             Florida - 3.2%

         300 Brevard County Housing Finance Authority, Florida, Multifamily Housing Revenue Refunding Bonds,
              Windover Oaks and Windover Health Club Apartments Projects, Series 1996A, 6.900%, 2/01/27
              (Mandatory put 2/01/07)

       5,000 Broward County Board of Education, Florida, Certificates of Participation, Series 2003,
              5.000%, 7/01/23 - MBIA Insured

         500 Dade County, Florida, Seaport Revenue Refunding Bonds, Series 1995, 6.200%, 10/01/10 - MBIA
              Insured

             Dade County, Florida, Special Obligation and Refunding Bonds, Series 1996B:
         145  0.000%, 10/01/09 - AMBAC Insured
         190  0.000%, 10/01/09 - AMBAC Insured

       5,200 Escambia County Health Facilities Authority, Florida, Revenue Bonds, Ascension Health Credit Group,
              Series 2003A, 5.250%, 11/15/13

         105 Escambia County Housing Finance Authority, Florida, Single Family Mortgage Revenue Bonds,
              Series 1997A, Multi-County Program, 5.500%, 4/01/08 (Alternative Minimum Tax)

         200 Escambia County, Florida, Pollution Control Revenue Refunding Bonds, Champion International
              Corporation Project, Series 1992, 6.950%, 11/01/07

         130 Florida Housing Finance Agency, Single Family Mortgage Revenue Refunding Bonds, Series 1995A,
              6.000%, 1/01/04 (Alternative Minimum Tax)

         500 State of Florida, Full Faith and Credit, Broward County Expressway Authority Bonds, Series of 1984,
              9.875%, 7/01/09

         200 Halifax Hospital Medical Center, Daytona Beach, Florida, Healthcare Facilities Revenue Bonds, Halifax
              Management System, Inc. Project, 1998 Series A, 4.600%, 4/01/08 - ACA Insured

         150 Indian Trace Community Development District, Broward County, Florida, Water Management Special
              Benefit Refunding Bonds, Series 1995A, 5.500%, 5/01/06 - MBIA Insured

      10,000 JEA, Florida, Water and Sewer System Revenue Bonds, Series 2002A, 5.500%, 10/01/41 - MBIA
              Insured

                                                                                                        Optional Call
Description                                                                                               Provisions* Ratings**
--------------------------------------------------------------------------------------------------------------------------------
Colorado (continued)

Colorado Health Facilities Authority, Hospital Revenue Bonds, PorterCare Adventist Health System      11/11 at 101.00        A-
 Project, Series 2001, 6.500%, 11/15/31

City and County of Denver, Colorado, Airport System Revenue Refunding Bonds, Series 2001A,            11/11 at 100.00       AAA
 5.500%, 11/15/16 (Alternative Minimum Tax) - FGIC Insured

E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 1997A,                          9/07 at 101.00       AAA
 5.250%, 9/01/18 - MBIA Insured

E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 1997B,                            No Opt. Call       AAA
 0.000%, 9/01/21 - MBIA Insured

Eagle County Air Terminal Corporation, Colorado, Airport Terminal Project Revenue Bonds, Series 1996,    No Opt. Call       N/R
 6.750%, 5/01/06 (Alternative Minimum Tax)
--------------------------------------------------------------------------------------------------------------------------------
Connecticut - 0.0%

Eastern Connecticut Resource Recovery Authority, Solid Waste Revenue Bonds, Wheelabrator Lisbon        7/03 at 102.00       BBB
 Project, Series 1993A, 5.150%, 1/01/05 (Alternative Minimum Tax)
--------------------------------------------------------------------------------------------------------------------------------
District of Columbia - 0.8%

District of Columbia, General Obligation Refunding Bonds, Series 1994A-1, 6.000%, 6/01/11 - MBIA         No Opt. Call       AAA
 Insured

District of Columbia Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed
Bonds, Series 2001:
 6.250%, 5/15/24                                                                                      5/11 at 101.00        A-
 6.500%, 5/15/33                                                                                        No Opt. Call        A-

Washington Convention Center Authority, Washington, D.C., Senior Lien Dedicated Tax Revenue Bonds,    10/08 at 101.00       AAA
 Series 1998, 5.250%, 10/01/17 - AMBAC Insured
--------------------------------------------------------------------------------------------------------------------------------
Florida - 3.2%

Brevard County Housing Finance Authority, Florida, Multifamily Housing Revenue Refunding Bonds,        2/06 at 101.00       AAA
 Windover Oaks and Windover Health Club Apartments Projects, Series 1996A, 6.900%, 2/01/27
 (Mandatory put 2/01/07)

Broward County Board of Education, Florida, Certificates of Participation, Series 2003,                7/13 at 100.00       AAA
 5.000%, 7/01/23 - MBIA Insured

Dade County, Florida, Seaport Revenue Refunding Bonds, Series 1995, 6.200%, 10/01/10 - MBIA              No Opt. Call       AAA
 Insured

Dade County, Florida, Special Obligation and Refunding Bonds, Series 1996B:
 0.000%, 10/01/09 - AMBAC Insured                                                                     10/08 at 98.22       AAA
 0.000%, 10/01/09 - AMBAC Insured                                                                     10/08 at 98.22       AAA

Escambia County Health Facilities Authority, Florida, Revenue Bonds, Ascension Health Credit Group,      No Opt. Call        AA
 Series 2003A, 5.250%, 11/15/13

Escambia County Housing Finance Authority, Florida, Single Family Mortgage Revenue Bonds,              4/07 at 102.00       Aaa
 Series 1997A, Multi-County Program, 5.500%, 4/01/08 (Alternative Minimum Tax)

Escambia County, Florida, Pollution Control Revenue Refunding Bonds, Champion International            5/03 at 102.00       BBB
 Corporation Project, Series 1992, 6.950%, 11/01/07

Florida Housing Finance Agency, Single Family Mortgage Revenue Refunding Bonds, Series 1995A,            No Opt. Call       AAA
 6.000%, 1/01/04 (Alternative Minimum Tax)

State of Florida, Full Faith and Credit, Broward County Expressway Authority Bonds, Series of 1984,      No Opt. Call       AAA
 9.875%, 7/01/09

Halifax Hospital Medical Center, Daytona Beach, Florida, Healthcare Facilities Revenue Bonds, Halifax    No Opt. Call         A
 Management System, Inc. Project, 1998 Series A, 4.600%, 4/01/08 - ACA Insured

Indian Trace Community Development District, Broward County, Florida, Water Management Special         5/05 at 102.00       AAA
 Benefit Refunding Bonds, Series 1995A, 5.500%, 5/01/06 - MBIA Insured

JEA, Florida, Water and Sewer System Revenue Bonds, Series 2002A, 5.500%, 10/01/41 - MBIA              4/07 at 100.00       AAA
 Insured

                                                                                                           Market
Description                                                                                                 Value
-----------------------------------------------------------------------------------------------------------------
Colorado (continued)

Colorado Health Facilities Authority, Hospital Revenue Bonds, PorterCare Adventist Health System      $ 2,180,940
 Project, Series 2001, 6.500%, 11/15/31

City and County of Denver, Colorado, Airport System Revenue Refunding Bonds, Series 2001A,             10,724,758
 5.500%, 11/15/16 (Alternative Minimum Tax) - FGIC Insured

E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 1997A,                           8,969,488
 5.250%, 9/01/18 - MBIA Insured

E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 1997B,                           3,957,400
 0.000%, 9/01/21 - MBIA Insured

Eagle County Air Terminal Corporation, Colorado, Airport Terminal Project Revenue Bonds, Series 1996,     374,414
 6.750%, 5/01/06 (Alternative Minimum Tax)
-----------------------------------------------------------------------------------------------------------------
Connecticut - 0.0%

Eastern Connecticut Resource Recovery Authority, Solid Waste Revenue Bonds, Wheelabrator Lisbon           342,216
 Project, Series 1993A, 5.150%, 1/01/05 (Alternative Minimum Tax)
-----------------------------------------------------------------------------------------------------------------
District of Columbia - 0.8%

District of Columbia, General Obligation Refunding Bonds, Series 1994A-1, 6.000%, 6/01/11 - MBIA        2,232,975
 Insured

District of Columbia Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed
Bonds, Series 2001:
 6.250%, 5/15/24                                                                                      10,671,378
 6.500%, 5/15/33                                                                                       2,486,468

Washington Convention Center Authority, Washington, D.C., Senior Lien Dedicated Tax Revenue Bonds,      6,770,250
 Series 1998, 5.250%, 10/01/17 - AMBAC Insured
-----------------------------------------------------------------------------------------------------------------
Florida - 3.2%

Brevard County Housing Finance Authority, Florida, Multifamily Housing Revenue Refunding Bonds,           333,615
 Windover Oaks and Windover Health Club Apartments Projects, Series 1996A, 6.900%, 2/01/27
 (Mandatory put 2/01/07)

Broward County Board of Education, Florida, Certificates of Participation, Series 2003,                 5,220,600
 5.000%, 7/01/23 - MBIA Insured

Dade County, Florida, Seaport Revenue Refunding Bonds, Series 1995, 6.200%, 10/01/10 - MBIA               599,925
 Insured

Dade County, Florida, Special Obligation and Refunding Bonds, Series 1996B:
 0.000%, 10/01/09 - AMBAC Insured                                                                        118,640
 0.000%, 10/01/09 - AMBAC Insured                                                                        153,509

Escambia County Health Facilities Authority, Florida, Revenue Bonds, Ascension Health Credit Group,     5,728,632
 Series 2003A, 5.250%, 11/15/13

Escambia County Housing Finance Authority, Florida, Single Family Mortgage Revenue Bonds,                 115,374
 Series 1997A, Multi-County Program, 5.500%, 4/01/08 (Alternative Minimum Tax)

Escambia County, Florida, Pollution Control Revenue Refunding Bonds, Champion International               204,518
 Corporation Project, Series 1992, 6.950%, 11/01/07

Florida Housing Finance Agency, Single Family Mortgage Revenue Refunding Bonds, Series 1995A,             133,605
 6.000%, 1/01/04 (Alternative Minimum Tax)

State of Florida, Full Faith and Credit, Broward County Expressway Authority Bonds, Series of 1984,       663,140
 9.875%, 7/01/09

Halifax Hospital Medical Center, Daytona Beach, Florida, Healthcare Facilities Revenue Bonds, Halifax     212,694
 Management System, Inc. Project, 1998 Series A, 4.600%, 4/01/08 - ACA Insured

Indian Trace Community Development District, Broward County, Florida, Water Management Special            164,675
 Benefit Refunding Bonds, Series 1995A, 5.500%, 5/01/06 - MBIA Insured

JEA, Florida, Water and Sewer System Revenue Bonds, Series 2002A, 5.500%, 10/01/41 - MBIA              10,821,100
 Insured

----
40

   Principal
Amount (000) Description
-----------------------------------------------------------------------------------------------------------------------
             Florida (continued)

  $    8,500 JEA, Florida, Water and Sewer System Revenue Bonds, Series 2002C, 4.875%, 10/01/41

       4,210 Jacksonville Electric Authority, Florida, St. John's River Power Park System Revenue Bonds, Issue Two,
              Series Nine Refunding, 5.250%, 10/01/21

             Jacksonville, Florida, Excise Taxes Revenue Bonds, Series 2003C Refunding:
       2,250  5.250%, 10/01/19 (Alternative Minimum Tax) (WI, settling 7/03/03) - MBIA Insured
       1,730  5.250%, 10/01/20 (Alternative Minimum Tax) (WI, settling 7/03/03) - MBIA Insured

         165 Jacksonville Health Facilities Authority, Florida, Tax-Exempt Industrial Development Revenue Bonds,
              National Benevolent Association - Cypress Village Florida Project, Series 1996A, 5.850%, 12/01/06

       2,595 Jacksonville, Florida, Sales Tax Revenue Bonds, Better Jacksonville, Series 2003, 5.000%, 10/01/22 -
              MBIA Insured

         400 Lee County, Florida, Capital Refunding Revenue Bonds, Series 1997A, 5.750%, 10/01/11 -
              MBIA Insured

         250 Hospital Board of Directors of Lee County, Florida, Hospital Revenue Bonds, Lee Memorial Health
              System, Fixed Rate Hospital Revenue Bonds, 1997 Series A, 5.400%, 4/01/09 - MBIA Insured

         200 City of Leesburg, Florida, Hospital Revenue Refunding Bonds, Leesburg Regional Medical Center
              Project, Series 1996A, 5.600%, 7/01/08

      20,000 Miami-Dade County, Florida, Aviation Revenue Bonds, Series 2002A, Miami International Airport,
              5.125%, 10/01/35 (Alternative Minimum Tax) - FSA Insured

         200 Orange County Housing Finance Authority, Florida, Single Family Mortgage Revenue Bonds, GNMA and
              Fannie Mae Securities Program, Series 1997B, 5.400%, 9/01/09 (Alternative Minimum Tax)

      25,675 Orlando Utilities Commission, Florida, Water and Electric Subordinated Revenue Bonds, Series 1989D,
              5.000%, 10/01/23 (Pre-refunded to 6/13/03)

       1,000 Sanford Airport Authority, Florida, Industrial Development Revenue Bonds, Central Florida Terminals
              Inc. Project, Series 1995A, 7.500%, 5/01/06 (Alternative Minimum Tax)

         110 Sanford Airport Authority, Florida, Industrial Development Revenue Bonds, Central Florida Terminals
              Inc. Project, Series 1997C, 6.750%, 5/01/05

         200 Sarasota County Health Facilities Authority, Florida, Health Facilities Revenue Refunding Bonds,
              Series 1995, Sunnyside Properties Project, 5.500%, 5/15/05

         900 Sarasota Housing Authority, Florida, First Mortgage Revenue Bonds, The Elderly Housing Corporation of
              Sarasota, Inc. Project, Series 1978, 7.500%, 7/01/09
-----------------------------------------------------------------------------------------------------------------------
             Georgia - 0.6%

      12,460 City of Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series 2001A, 5.000%, 11/01/39 -
              MBIA Insured

       5,000 Private Colleges and Universities Authority, Georgia, Mercer University Project, Revenue Bonds,
              Series 2001, 5.750%, 10/01/31
-----------------------------------------------------------------------------------------------------------------------
             Illinois - 16.6%

       2,000 Community Unit School District Number 100, Boone, McHenry, and DeKalb Counties, Illinois, Belvidere
              Capital Appreciation School Bonds, Series 1997, 0.000%, 12/01/13 - FSA Insured

       7,880 City of Chicago, Illinois, General Obligation Bonds, Series 1993, 5.250%, 1/01/18 - FGIC Insured

       2,000 City of Chicago, Illinois, General Obligation Bonds, City Colleges of Chicago Capital Improvement
              Project, Series 1999, 0.000%, 1/01/14 - FGIC Insured

      14,570 Chicago Metropolitan Housing Development Corporation, Illinois, Housing Development Revenue
              Refunding Bonds, FHA-Insured Mortgage Loans - Section 8 Assisted Projects, Series 1992B,
              6.900%, 7/01/22

      17,500 Chicago Housing Authority, Illinois, Capital Program Revenue Bonds, Series 2001, 5.375%, 7/01/19

         500 Chicago O'Hare International Airport, Illinois, Special Facilities Revenue Bonds, United Air Lines, Inc.,
              Series 1999B, 5.200%, 4/01/11 (Alternative Minimum Tax)#

      22,395 Chicago O'Hare International Airport, Illinois, General Airport Second Lien, Revenue Refunding Bonds,
              1993 Series C, 5.000%, 1/01/18 - MBIA Insured

                                                                                                            Optional Call
Description                                                                                                   Provisions*
--------------------------------------------------------------------------------------------------------------------------
Florida (continued)

JEA, Florida, Water and Sewer System Revenue Bonds, Series 2002C, 4.875%, 10/01/41                        10/07 at 100.00

Jacksonville Electric Authority, Florida, St. John's River Power Park System Revenue Bonds, Issue Two,    10/03 at 100.00
 Series Nine Refunding, 5.250%, 10/01/21

Jacksonville, Florida, Excise Taxes Revenue Bonds, Series 2003C Refunding:
 5.250%, 10/01/19 (Alternative Minimum Tax) (WI, settling 7/03/03) - MBIA Insured                        10/13 at 100.00
 5.250%, 10/01/20 (Alternative Minimum Tax) (WI, settling 7/03/03) - MBIA Insured                        10/13 at 100.00

Jacksonville Health Facilities Authority, Florida, Tax-Exempt Industrial Development Revenue Bonds,          No Opt. Call
 National Benevolent Association - Cypress Village Florida Project, Series 1996A, 5.850%, 12/01/06

Jacksonville, Florida, Sales Tax Revenue Bonds, Better Jacksonville, Series 2003, 5.000%, 10/01/22 -      10/13 at 100.00
 MBIA Insured

Lee County, Florida, Capital Refunding Revenue Bonds, Series 1997A, 5.750%, 10/01/11 -                       No Opt. Call
 MBIA Insured

Hospital Board of Directors of Lee County, Florida, Hospital Revenue Bonds, Lee Memorial Health            4/07 at 102.00
 System, Fixed Rate Hospital Revenue Bonds, 1997 Series A, 5.400%, 4/01/09 - MBIA Insured

City of Leesburg, Florida, Hospital Revenue Refunding Bonds, Leesburg Regional Medical Center              7/06 at 102.00
 Project, Series 1996A, 5.600%, 7/01/08

Miami-Dade County, Florida, Aviation Revenue Bonds, Series 2002A, Miami International Airport,            10/12 at 100.00
 5.125%, 10/01/35 (Alternative Minimum Tax) - FSA Insured

Orange County Housing Finance Authority, Florida, Single Family Mortgage Revenue Bonds, GNMA and           9/07 at 102.00
 Fannie Mae Securities Program, Series 1997B, 5.400%, 9/01/09 (Alternative Minimum Tax)

Orlando Utilities Commission, Florida, Water and Electric Subordinated Revenue Bonds, Series 1989D,        6/03 at 100.00
 5.000%, 10/01/23 (Pre-refunded to 6/13/03)

Sanford Airport Authority, Florida, Industrial Development Revenue Bonds, Central Florida Terminals          No Opt. Call
 Inc. Project, Series 1995A, 7.500%, 5/01/06 (Alternative Minimum Tax)

Sanford Airport Authority, Florida, Industrial Development Revenue Bonds, Central Florida Terminals          No Opt. Call
 Inc. Project, Series 1997C, 6.750%, 5/01/05

Sarasota County Health Facilities Authority, Florida, Health Facilities Revenue Refunding Bonds,             No Opt. Call
 Series 1995, Sunnyside Properties Project, 5.500%, 5/15/05

Sarasota Housing Authority, Florida, First Mortgage Revenue Bonds, The Elderly Housing Corporation of      7/03 at 102.00
 Sarasota, Inc. Project, Series 1978, 7.500%, 7/01/09
--------------------------------------------------------------------------------------------------------------------------
Georgia - 0.6%

City of Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series 2001A, 5.000%, 11/01/39 -             5/12 at 100.00
 MBIA Insured

Private Colleges and Universities Authority, Georgia, Mercer University Project, Revenue Bonds,           10/11 at 102.00
 Series 2001, 5.750%, 10/01/31
--------------------------------------------------------------------------------------------------------------------------
Illinois - 16.6%

Community Unit School District Number 100, Boone, McHenry, and DeKalb Counties, Illinois, Belvidere          No Opt. Call
 Capital Appreciation School Bonds, Series 1997, 0.000%, 12/01/13 - FSA Insured

City of Chicago, Illinois, General Obligation Bonds, Series 1993, 5.250%, 1/01/18 - FGIC Insured           1/04 at 102.00

City of Chicago, Illinois, General Obligation Bonds, City Colleges of Chicago Capital Improvement            No Opt. Call
 Project, Series 1999, 0.000%, 1/01/14 - FGIC Insured

Chicago Metropolitan Housing Development Corporation, Illinois, Housing Development Revenue                7/03 at 101.00
 Refunding Bonds, FHA-Insured Mortgage Loans - Section 8 Assisted Projects, Series 1992B,
 6.900%, 7/01/22

Chicago Housing Authority, Illinois, Capital Program Revenue Bonds, Series 2001, 5.375%, 7/01/19           7/12 at 100.00

Chicago O'Hare International Airport, Illinois, Special Facilities Revenue Bonds, United Air Lines, Inc.,    No Opt. Call
 Series 1999B, 5.200%, 4/01/11 (Alternative Minimum Tax)#

Chicago O'Hare International Airport, Illinois, General Airport Second Lien, Revenue Refunding Bonds,      1/04 at 102.00
 1993 Series C, 5.000%, 1/01/18 - MBIA Insured

                                                                                                                         Market
Description                                                                                               Ratings**       Value
-------------------------------------------------------------------------------------------------------------------------------
Florida (continued)

JEA, Florida, Water and Sewer System Revenue Bonds, Series 2002C, 4.875%, 10/01/41                              Aa3 $ 8,507,990

Jacksonville Electric Authority, Florida, St. John's River Power Park System Revenue Bonds, Issue Two,           AA   4,264,520
 Series Nine Refunding, 5.250%, 10/01/21

Jacksonville, Florida, Excise Taxes Revenue Bonds, Series 2003C Refunding:
 5.250%, 10/01/19 (Alternative Minimum Tax) (WI, settling 7/03/03) - MBIA Insured                              AAA   2,367,292
 5.250%, 10/01/20 (Alternative Minimum Tax) (WI, settling 7/03/03) - MBIA Insured                              AAA   1,808,438

Jacksonville Health Facilities Authority, Florida, Tax-Exempt Industrial Development Revenue Bonds,            Baa3     164,170
 National Benevolent Association - Cypress Village Florida Project, Series 1996A, 5.850%, 12/01/06

Jacksonville, Florida, Sales Tax Revenue Bonds, Better Jacksonville, Series 2003, 5.000%, 10/01/22 -            AAA   2,729,473
 MBIA Insured

Lee County, Florida, Capital Refunding Revenue Bonds, Series 1997A, 5.750%, 10/01/11 -                          AAA     469,588
 MBIA Insured

Hospital Board of Directors of Lee County, Florida, Hospital Revenue Bonds, Lee Memorial Health                 AAA     280,928
 System, Fixed Rate Hospital Revenue Bonds, 1997 Series A, 5.400%, 4/01/09 - MBIA Insured

City of Leesburg, Florida, Hospital Revenue Refunding Bonds, Leesburg Regional Medical Center                     A     218,762
 Project, Series 1996A, 5.600%, 7/01/08

Miami-Dade County, Florida, Aviation Revenue Bonds, Series 2002A, Miami International Airport,                  AAA  20,203,200
 5.125%, 10/01/35 (Alternative Minimum Tax) - FSA Insured

Orange County Housing Finance Authority, Florida, Single Family Mortgage Revenue Bonds, GNMA and                AAA     217,354
 Fannie Mae Securities Program, Series 1997B, 5.400%, 9/01/09 (Alternative Minimum Tax)

Orlando Utilities Commission, Florida, Water and Electric Subordinated Revenue Bonds, Series 1989D,             Aa2  25,794,645
 5.000%, 10/01/23 (Pre-refunded to 6/13/03)

Sanford Airport Authority, Florida, Industrial Development Revenue Bonds, Central Florida Terminals             N/R   1,004,240
 Inc. Project, Series 1995A, 7.500%, 5/01/06 (Alternative Minimum Tax)

Sanford Airport Authority, Florida, Industrial Development Revenue Bonds, Central Florida Terminals             N/R     108,911
 Inc. Project, Series 1997C, 6.750%, 5/01/05

Sarasota County Health Facilities Authority, Florida, Health Facilities Revenue Refunding Bonds,                N/R     204,926
 Series 1995, Sunnyside Properties Project, 5.500%, 5/15/05

Sarasota Housing Authority, Florida, First Mortgage Revenue Bonds, The Elderly Housing Corporation of           N/R     920,790
 Sarasota, Inc. Project, Series 1978, 7.500%, 7/01/09
-------------------------------------------------------------------------------------------------------------------------------
Georgia - 0.6%

City of Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series 2001A, 5.000%, 11/01/39 -                  AAA  12,701,599
 MBIA Insured

Private Colleges and Universities Authority, Georgia, Mercer University Project, Revenue Bonds,                Baa1   5,295,200
 Series 2001, 5.750%, 10/01/31
-------------------------------------------------------------------------------------------------------------------------------
Illinois - 16.6%

Community Unit School District Number 100, Boone, McHenry, and DeKalb Counties, Illinois, Belvidere             Aaa   1,282,720
 Capital Appreciation School Bonds, Series 1997, 0.000%, 12/01/13 - FSA Insured

City of Chicago, Illinois, General Obligation Bonds, Series 1993, 5.250%, 1/01/18 - FGIC Insured                AAA   8,214,506

City of Chicago, Illinois, General Obligation Bonds, City Colleges of Chicago Capital Improvement               AAA   1,262,320
 Project, Series 1999, 0.000%, 1/01/14 - FGIC Insured

Chicago Metropolitan Housing Development Corporation, Illinois, Housing Development Revenue                      AA  14,882,527
 Refunding Bonds, FHA-Insured Mortgage Loans - Section 8 Assisted Projects, Series 1992B,
 6.900%, 7/01/22

Chicago Housing Authority, Illinois, Capital Program Revenue Bonds, Series 2001, 5.375%, 7/01/19              AA***  18,417,175

Chicago O'Hare International Airport, Illinois, Special Facilities Revenue Bonds, United Air Lines, Inc.,        Ca      44,250
 Series 1999B, 5.200%, 4/01/11 (Alternative Minimum Tax)#

Chicago O'Hare International Airport, Illinois, General Airport Second Lien, Revenue Refunding Bonds,           AAA  23,299,310
 1993 Series C, 5.000%, 1/01/18 - MBIA Insured

----
41

Portfolio of Investments
NUVEEN INTERMEDIATE DURATION MUNICIPAL BOND FUND (continued)
April 30, 2003

   Principal
Amount (000) Description
---------------------------------------------------------------------------------------------------------------------
             Illinois (continued)

  $   61,250 Chicago O'Hare International Airport, Illinois, General Revenue Refunding Bonds, 1993 Series A,
              5.000%, 1/01/16

       3,205 City of Chicago, Illinois, Wastewater Transmission Revenue Bonds, Series 1995, 5.000%, 1/01/15 -
              FGIC Insured

      22,335 City of Chicago, Illinois, Water Revenue Bonds, Series 1995, 5.000%, 11/01/15 - FGIC Insured

             Cook County, Illinois, General Obligation Bonds, Series 1993A:
       9,175  5.000%, 11/15/23 (Pre-refunded to 11/15/03) - MBIA Insured
      21,205  5.000%, 11/15/23 - MBIA Insured

       8,000 Cook County, Illinois, General Obligation Bonds, Series 2002C, 5.000%, 11/15/25 - AMBAC Insured

       4,890 Cook County Community Consolidated School District 15, Palatine, Illinois, General Obligation Bonds,
              Series 2001, 0.000%, 12/01/19 - FGIC Insured

      11,350 DuPage Water Commission, DuPage, Cook and Will Counties, Illinois, Water Refunding Revenue Bonds,
              Series 1993, 5.250%, 5/01/14

       1,000 Illinois Development Finance Authority Adjustable Rate Solid Waste Disposal Revenue Bonds, Waste
              Management, Inc. Project, Series 1997, 5.050%, 1/01/10 (Alternative Minimum Tax)

       5,000 Illinois Development Finance Authority, Local Government Program Revenue Bonds, Series 2001, Elgin
              School District Number U-46 Project, 0.000%, 1/01/16 - FSA Insured

         225 Illinois Development Finance Authority, Economic Development Revenue Bonds, Series 1998, The Latin
              School of Chicago Project, 5.250%, 8/01/09

      17,075 Illinois Educational Facilities Authority, Revenue Refunding Bonds, The University of Chicago,
              Series 1993B, 5.600%, 7/01/24

      57,600 Illinois Health Facilities Authority, Revenue Bonds, Series 1994A, Northwestern Memorial Hospital,
              6.000%, 8/15/24

       6,115 Illinois Health Facilities Authority, Revenue Refunding Bonds, Series 1993, Illinois Masonic Medical
              Center, 5.500%, 10/01/19 (Pre-refunded to 10/01/03)

             Illinois Health Facilities Authority, Revenue Bonds, Series 1993, Rush-Presbyterian-St. Luke's Medical
             Center Obligated Group:
       3,000  5.250%, 11/15/20 - MBIA Insured
      34,120  5.500%, 11/15/25 - MBIA Insured

       7,275 Illinois Health Facilities Authority, Revenue Bonds, Series 1994, Southern Illinois Hospital Services,
              5.850%, 3/01/14 (Pre-refunded to 3/01/04) - MBIA Insured

         770 Illinois Health Facilities Authority, Revenue Bonds, Series 1996, Mercy Hospital and Medical Center
              Project, 6.000%, 1/01/06

       8,000 Illinois Health Facilities Authority, FHA-Insured Mortgage Revenue Bonds, Series 1996, Sinai Health
              System, 6.000%, 2/15/24 - AMBAC Insured

             Illinois Health Facilities Authority, Revenue Bonds, Series 1998, Centegra Health System:
         500  5.500%, 9/01/09
         500  5.500%, 9/01/10

       1,000 Illinois Health Facilities Authority, Revenue Refunding Bonds, Series 1998, The Methodist Medical
              Center of Illinois, 5.500%, 11/15/12 - MBIA Insured

         500 Illinois Health Facilities Authority, Revenue Bonds, Victory Health Service, Series 1997A,
              5.750%, 8/15/08

       8,000 Illinois Health Facilities Authority, Revenue Bonds, Series 1999, OSF Healthcare System,
              6.250%, 11/15/29

       9,025 Illinois Health Facilities Authority, Revenue Bonds, Series 2000, Condell Medical Center,
              7.000%, 5/15/22

       3,000 Illinois Health Facilities Authority, Revenue Bonds, Passavant Memorial Area Hospital Association,
              Series 2001, 6.000%, 10/01/24

       6,000 Illinois Health Facilities Authority, Revenue Bonds, Lake Forest Hospital, Series 2003, 6.000%, 7/01/33

                                                                                                          Optional Call
Description                                                                                                 Provisions*
------------------------------------------------------------------------------------------------------------------------
Illinois (continued)

Chicago O'Hare International Airport, Illinois, General Revenue Refunding Bonds, 1993 Series A,          1/04 at 102.00
 5.000%, 1/01/16

City of Chicago, Illinois, Wastewater Transmission Revenue Bonds, Series 1995, 5.000%, 1/01/15 -         1/06 at 102.00
 FGIC Insured

City of Chicago, Illinois, Water Revenue Bonds, Series 1995, 5.000%, 11/01/15 - FGIC Insured            11/06 at 102.00

Cook County, Illinois, General Obligation Bonds, Series 1993A:
 5.000%, 11/15/23 (Pre-refunded to 11/15/03) - MBIA Insured                                            11/03 at 100.00
 5.000%, 11/15/23 - MBIA Insured                                                                       11/03 at 100.00

Cook County, Illinois, General Obligation Bonds, Series 2002C, 5.000%, 11/15/25 - AMBAC Insured         11/12 at 100.00

Cook County Community Consolidated School District 15, Palatine, Illinois, General Obligation Bonds,       No Opt. Call
 Series 2001, 0.000%, 12/01/19 - FGIC Insured

DuPage Water Commission, DuPage, Cook and Will Counties, Illinois, Water Refunding Revenue Bonds,        5/03 at 102.00
 Series 1993, 5.250%, 5/01/14

Illinois Development Finance Authority Adjustable Rate Solid Waste Disposal Revenue Bonds, Waste           No Opt. Call
 Management, Inc. Project, Series 1997, 5.050%, 1/01/10 (Alternative Minimum Tax)

Illinois Development Finance Authority, Local Government Program Revenue Bonds, Series 2001, Elgin         No Opt. Call
 School District Number U-46 Project, 0.000%, 1/01/16 - FSA Insured

Illinois Development Finance Authority, Economic Development Revenue Bonds, Series 1998, The Latin       8/08 at 100.00
 School of Chicago Project, 5.250%, 8/01/09

Illinois Educational Facilities Authority, Revenue Refunding Bonds, The University of Chicago,           7/03 at 102.00
 Series 1993B, 5.600%, 7/01/24

Illinois Health Facilities Authority, Revenue Bonds, Series 1994A, Northwestern Memorial Hospital,       8/04 at 102.00
 6.000%, 8/15/24

Illinois Health Facilities Authority, Revenue Refunding Bonds, Series 1993, Illinois Masonic Medical    10/03 at 102.00
 Center, 5.500%, 10/01/19 (Pre-refunded to 10/01/03)

Illinois Health Facilities Authority, Revenue Bonds, Series 1993, Rush-Presbyterian-St. Luke's Medical
Center Obligated Group:
 5.250%, 11/15/20 - MBIA Insured                                                                       11/03 at 102.00
 5.500%, 11/15/25 - MBIA Insured                                                                       11/03 at 102.00

Illinois Health Facilities Authority, Revenue Bonds, Series 1994, Southern Illinois Hospital Services,   3/04 at 102.00
 5.850%, 3/01/14 (Pre-refunded to 3/01/04) - MBIA Insured

Illinois Health Facilities Authority, Revenue Bonds, Series 1996, Mercy Hospital and Medical Center        No Opt. Call
 Project, 6.000%, 1/01/06

Illinois Health Facilities Authority, FHA-Insured Mortgage Revenue Bonds, Series 1996, Sinai Health      2/06 at 102.00
 System, 6.000%, 2/15/24 - AMBAC Insured

Illinois Health Facilities Authority, Revenue Bonds, Series 1998, Centegra Health System:
 5.500%, 9/01/09                                                                                        9/08 at 101.00
 5.500%, 9/01/10                                                                                        9/08 at 101.00

Illinois Health Facilities Authority, Revenue Refunding Bonds, Series 1998, The Methodist Medical       11/08 at 101.00
 Center of Illinois, 5.500%, 11/15/12 - MBIA Insured

Illinois Health Facilities Authority, Revenue Bonds, Victory Health Service, Series 1997A,               8/07 at 101.00
 5.750%, 8/15/08

Illinois Health Facilities Authority, Revenue Bonds, Series 1999, OSF Healthcare System,                11/09 at 101.00
 6.250%, 11/15/29

Illinois Health Facilities Authority, Revenue Bonds, Series 2000, Condell Medical Center,                5/10 at 101.00
 7.000%, 5/15/22

Illinois Health Facilities Authority, Revenue Bonds, Passavant Memorial Area Hospital Association,      10/11 at 100.00
 Series 2001, 6.000%, 10/01/24

Illinois Health Facilities Authority, Revenue Bonds, Lake Forest Hospital, Series 2003, 6.000%, 7/01/33  7/13 at 100.00

                                                                                                                       Market
Description                                                                                             Ratings**       Value
-----------------------------------------------------------------------------------------------------------------------------
Illinois (continued)

Chicago O'Hare International Airport, Illinois, General Revenue Refunding Bonds, 1993 Series A,                A+ $61,862,500
 5.000%, 1/01/16

City of Chicago, Illinois, Wastewater Transmission Revenue Bonds, Series 1995, 5.000%, 1/01/15 -              AAA   3,444,189
 FGIC Insured

City of Chicago, Illinois, Water Revenue Bonds, Series 1995, 5.000%, 11/01/15 - FGIC Insured                  AAA  24,097,232

Cook County, Illinois, General Obligation Bonds, Series 1993A:
 5.000%, 11/15/23 (Pre-refunded to 11/15/03) - MBIA Insured                                                  AAA   9,368,960
 5.000%, 11/15/23 - MBIA Insured                                                                             AAA  21,259,073

Cook County, Illinois, General Obligation Bonds, Series 2002C, 5.000%, 11/15/25 - AMBAC Insured               AAA   8,241,600

Cook County Community Consolidated School District 15, Palatine, Illinois, General Obligation Bonds,          Aaa   2,180,207
 Series 2001, 0.000%, 12/01/19 - FGIC Insured

DuPage Water Commission, DuPage, Cook and Will Counties, Illinois, Water Refunding Revenue Bonds,             AAA  11,610,596
 Series 1993, 5.250%, 5/01/14

Illinois Development Finance Authority Adjustable Rate Solid Waste Disposal Revenue Bonds, Waste              BBB   1,007,250
 Management, Inc. Project, Series 1997, 5.050%, 1/01/10 (Alternative Minimum Tax)

Illinois Development Finance Authority, Local Government Program Revenue Bonds, Series 2001, Elgin            Aaa   2,852,250
 School District Number U-46 Project, 0.000%, 1/01/16 - FSA Insured

Illinois Development Finance Authority, Economic Development Revenue Bonds, Series 1998, The Latin           Baa2     242,143
 School of Chicago Project, 5.250%, 8/01/09

Illinois Educational Facilities Authority, Revenue Refunding Bonds, The University of Chicago,                Aa1  17,527,658
 Series 1993B, 5.600%, 7/01/24

Illinois Health Facilities Authority, Revenue Bonds, Series 1994A, Northwestern Memorial Hospital,            AA+  59,479,488
 6.000%, 8/15/24

Illinois Health Facilities Authority, Revenue Refunding Bonds, Series 1993, Illinois Masonic Medical        A3***   6,347,492
 Center, 5.500%, 10/01/19 (Pre-refunded to 10/01/03)

Illinois Health Facilities Authority, Revenue Bonds, Series 1993, Rush-Presbyterian-St. Luke's Medical
Center Obligated Group:
 5.250%, 11/15/20 - MBIA Insured                                                                             AAA   3,043,680
 5.500%, 11/15/25 - MBIA Insured                                                                             AAA  35,378,004

Illinois Health Facilities Authority, Revenue Bonds, Series 1994, Southern Illinois Hospital Services,        AAA   7,706,189
 5.850%, 3/01/14 (Pre-refunded to 3/01/04) - MBIA Insured

Illinois Health Facilities Authority, Revenue Bonds, Series 1996, Mercy Hospital and Medical Center            B2     332,016
 Project, 6.000%, 1/01/06

Illinois Health Facilities Authority, FHA-Insured Mortgage Revenue Bonds, Series 1996, Sinai Health           AAA   8,832,800
 System, 6.000%, 2/15/24 - AMBAC Insured

Illinois Health Facilities Authority, Revenue Bonds, Series 1998, Centegra Health System:
 5.500%, 9/01/09                                                                                              A-     544,820
 5.500%, 9/01/10                                                                                              A-     537,290

Illinois Health Facilities Authority, Revenue Refunding Bonds, Series 1998, The Methodist Medical             AAA   1,099,060
 Center of Illinois, 5.500%, 11/15/12 - MBIA Insured

Illinois Health Facilities Authority, Revenue Bonds, Victory Health Service, Series 1997A,                     A-     544,155
 5.750%, 8/15/08

Illinois Health Facilities Authority, Revenue Bonds, Series 1999, OSF Healthcare System,                        A   8,474,400
 6.250%, 11/15/29

Illinois Health Facilities Authority, Revenue Bonds, Series 2000, Condell Medical Center,                      A3  10,106,014
 7.000%, 5/15/22

Illinois Health Facilities Authority, Revenue Bonds, Passavant Memorial Area Hospital Association,              A   3,096,780
 Series 2001, 6.000%, 10/01/24

Illinois Health Facilities Authority, Revenue Bonds, Lake Forest Hospital, Series 2003, 6.000%, 7/01/33        A-   6,319,140

----
42

   Principal
Amount (000) Description
---------------------------------------------------------------------------------------------------------------------
             Illinois (continued)

  $    3,980 Illinois Housing Development Authority, Homeowner Mortgage Revenue Bonds, 2002 Series A,
              Subseries A-2, 5.625%, 8/01/33 (Alternative Minimum Tax)

       4,500 State of Illinois, General Obligation Bonds, Illinois FIRST, Series 2000, 5.500%, 6/01/03

      14,200 State of Illinois, Build Illinois Bonds, Sales Tax Revenue Bonds, Series S, 5.250%, 6/15/18

      18,680 Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds,
              Series 1992A, 6.500%, 6/15/27 (Pre-refunded to 6/15/03)

      40,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Revenue Bonds,
              Series 2002A, 5.750%, 6/15/41 - MBIA Insured

       7,500 Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and Will Counties, Illinois,
              General Obligation Refunding Bonds, Series 1993C, 5.800%, 6/01/13 (Pre-refunded to 6/01/03) -
              FGIC Insured

      11,215 Forest Preserve District of Will County, Illinois, General Obligation Bonds, Series 1999B, 0.000%,
              12/01/18 - FGIC Insured
---------------------------------------------------------------------------------------------------------------------
             Indiana - 3.8%

       6,835 Duneland School Building Corporation, Indiana, First Mortgage Bonds, Series 1997, 5.450%, 8/01/15
              (Pre-refunded to 8/01/07) - MBIA Insured

         830 Indiana Bond Bank, Special Program Bonds, Series 1997B, Hendricks County Redevelopment Authority,
              Pittboro Project, 5.750%, 2/01/08

       3,000 Indiana Health Facility Financing Authority, Hospital Revenue Bonds, Series 2001, The Methodist
              Hospital Inc., 5.375%, 9/15/22

      11,590 Indiana Health Facility Financing Authority, Hospital Revenue Refunding Bonds, Series 1992A,
              Methodist Hospital of Indiana, Inc., 5.750%, 9/01/11 - AMBAC Insured

      49,600 Indiana Health Facility Financing Authority, Hospital Revenue Bonds, Daughters of Charity, Series 1993,
              5.750%, 11/15/22

       5,000 Indianapolis Airport Authority, Indiana, Special Facilities Revenue Bonds, Series 1994, Federal Express
              Corporation Project, 7.100%, 1/15/17 (Alternative Minimum Tax)

      16,000 Indianapolis, Indiana, Local Public Improvement Bond Bank, Series 2002A, Waterworks Project,
              5.250%, 7/01/33 - MBIA Insured

       2,400 Indianapolis Local Public Improvement Bond Bank, Indiana, Series 1993A, 6.000%, 1/10/18

       5,120 Northwest Allen County School Building Corporation, Indiana, First Mortgage Bonds, Series 2003,
              5.000%, 1/15/24 - MBIA Insured

       2,230 Southwind Housing, Inc., Evansville, Indiana, First Mortgage Revenue Bonds, Series 1978A,
              7.125%, 11/15/21

       2,000 Vinton-Tecumseh School Building Corporation, Tippecanoe County, Indiana, First Mortgage Bonds,
              Series 2003 Refunding, 5.000%, 7/10/17 - MBIA Insured
---------------------------------------------------------------------------------------------------------------------
             Iowa - 1.0%

       2,035 Iowa Housing Finance Authority, Single Family Mortgage Bonds, 1977 Series A, 5.875%, 8/01/08

      34,530 Tobacco Settlement Authority, Iowa, Tobacco Settlement Asset-Backed Revenue Bonds, Series 2001B,
              5.300%, 6/01/25
---------------------------------------------------------------------------------------------------------------------
             Kansas - 0.8%

       7,000 City of Wichita, Kansas, Hospital Facilities Improvement and Refunding Revenue Bonds, Series III 2001,
              Via Christi Health System Inc., 5.500%, 11/15/26

             Wichita, Kansas, Water and Sewer and Utility Revenue Bonds, Series 2003:
       3,350  5.000%, 10/01/19 - FGIC Insured
       7,700  5.000%, 10/01/20 - FGIC Insured
       5,100  5.000%, 10/01/21 - FGIC Insured

                                                                                                          Optional Call
Description                                                                                                 Provisions*
------------------------------------------------------------------------------------------------------------------------
Illinois (continued)

Illinois Housing Development Authority, Homeowner Mortgage Revenue Bonds, 2002 Series A,                 2/12 at 100.00
 Subseries A-2, 5.625%, 8/01/33 (Alternative Minimum Tax)

State of Illinois, General Obligation Bonds, Illinois FIRST, Series 2000, 5.500%, 6/01/03                  No Opt. Call

State of Illinois, Build Illinois Bonds, Sales Tax Revenue Bonds, Series S, 5.250%, 6/15/18              6/03 at 102.00

Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds,           6/03 at 102.00
 Series 1992A, 6.500%, 6/15/27 (Pre-refunded to 6/15/03)

Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Revenue Bonds,   6/12 at 101.00
 Series 2002A, 5.750%, 6/15/41 - MBIA Insured

Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and Will Counties, Illinois,        6/03 at 102.00
 General Obligation Refunding Bonds, Series 1993C, 5.800%, 6/01/13 (Pre-refunded to 6/01/03) -
 FGIC Insured

Forest Preserve District of Will County, Illinois, General Obligation Bonds, Series 1999B, 0.000%,         No Opt. Call
 12/01/18 - FGIC Insured
------------------------------------------------------------------------------------------------------------------------
Indiana - 3.8%

Duneland School Building Corporation, Indiana, First Mortgage Bonds, Series 1997, 5.450%, 8/01/15        8/07 at 101.00
 (Pre-refunded to 8/01/07) - MBIA Insured

Indiana Bond Bank, Special Program Bonds, Series 1997B, Hendricks County Redevelopment Authority,        2/07 at 102.00
 Pittboro Project, 5.750%, 2/01/08

Indiana Health Facility Financing Authority, Hospital Revenue Bonds, Series 2001, The Methodist          9/11 at 100.00
 Hospital Inc., 5.375%, 9/15/22

Indiana Health Facility Financing Authority, Hospital Revenue Refunding Bonds, Series 1992A,             9/03 at 101.00
 Methodist Hospital of Indiana, Inc., 5.750%, 9/01/11 - AMBAC Insured

Indiana Health Facility Financing Authority, Hospital Revenue Bonds, Daughters of Charity, Series 1993, 11/03 at 102.00
 5.750%, 11/15/22

Indianapolis Airport Authority, Indiana, Special Facilities Revenue Bonds, Series 1994, Federal Express  7/04 at 102.00
 Corporation Project, 7.100%, 1/15/17 (Alternative Minimum Tax)

Indianapolis, Indiana, Local Public Improvement Bond Bank, Series 2002A, Waterworks Project,             7/12 at 100.00
 5.250%, 7/01/33 - MBIA Insured

Indianapolis Local Public Improvement Bond Bank, Indiana, Series 1993A, 6.000%, 1/10/18                  7/03 at 102.00

Northwest Allen County School Building Corporation, Indiana, First Mortgage Bonds, Series 2003,          7/13 at 100.00
 5.000%, 1/15/24 - MBIA Insured

Southwind Housing, Inc., Evansville, Indiana, First Mortgage Revenue Bonds, Series 1978A,                5/03 at 100.00
 7.125%, 11/15/21

Vinton-Tecumseh School Building Corporation, Tippecanoe County, Indiana, First Mortgage Bonds,           1/13 at 100.00
 Series 2003 Refunding, 5.000%, 7/10/17 - MBIA Insured
------------------------------------------------------------------------------------------------------------------------
Iowa - 1.0%

Iowa Housing Finance Authority, Single Family Mortgage Bonds, 1977 Series A, 5.875%, 8/01/08             8/03 at 100.00

Tobacco Settlement Authority, Iowa, Tobacco Settlement Asset-Backed Revenue Bonds, Series 2001B,         6/11 at 101.00
 5.300%, 6/01/25
------------------------------------------------------------------------------------------------------------------------
Kansas - 0.8%

City of Wichita, Kansas, Hospital Facilities Improvement and Refunding Revenue Bonds, Series III 2001,  11/11 at 101.00
 Via Christi Health System Inc., 5.500%, 11/15/26

Wichita, Kansas, Water and Sewer and Utility Revenue Bonds, Series 2003:
 5.000%, 10/01/19 - FGIC Insured                                                                       10/13 at 100.00
 5.000%, 10/01/20 - FGIC Insured                                                                       10/13 at 100.00
 5.000%, 10/01/21 - FGIC Insured                                                                       10/13 at 100.00

                                                                                                                       Market
Description                                                                                             Ratings**       Value
-----------------------------------------------------------------------------------------------------------------------------
Illinois (continued)

Illinois Housing Development Authority, Homeowner Mortgage Revenue Bonds, 2002 Series A,                       AA $ 4,175,816
 Subseries A-2, 5.625%, 8/01/33 (Alternative Minimum Tax)

State of Illinois, General Obligation Bonds, Illinois FIRST, Series 2000, 5.500%, 6/01/03                      AA   4,516,920

State of Illinois, Build Illinois Bonds, Sales Tax Revenue Bonds, Series S, 5.250%, 6/15/18                   Aa2  14,546,054

Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds,                Aaa  19,179,316
 Series 1992A, 6.500%, 6/15/27 (Pre-refunded to 6/15/03)

Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Revenue Bonds,        AAA  44,241,600
 Series 2002A, 5.750%, 6/15/41 - MBIA Insured

Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and Will Counties, Illinois,             AAA   7,680,150
 General Obligation Refunding Bonds, Series 1993C, 5.800%, 6/01/13 (Pre-refunded to 6/01/03) -
 FGIC Insured

Forest Preserve District of Will County, Illinois, General Obligation Bonds, Series 1999B, 0.000%,            AAA   5,338,340
 12/01/18 - FGIC Insured
-----------------------------------------------------------------------------------------------------------------------------
Indiana - 3.8%

Duneland School Building Corporation, Indiana, First Mortgage Bonds, Series 1997, 5.450%, 8/01/15             AAA   7,814,592
 (Pre-refunded to 8/01/07) - MBIA Insured

Indiana Bond Bank, Special Program Bonds, Series 1997B, Hendricks County Redevelopment Authority,              A+     858,776
 Pittboro Project, 5.750%, 2/01/08

Indiana Health Facility Financing Authority, Hospital Revenue Bonds, Series 2001, The Methodist                A+   3,066,750
 Hospital Inc., 5.375%, 9/15/22

Indiana Health Facility Financing Authority, Hospital Revenue Refunding Bonds, Series 1992A,                  AAA  11,871,405
 Methodist Hospital of Indiana, Inc., 5.750%, 9/01/11 - AMBAC Insured

Indiana Health Facility Financing Authority, Hospital Revenue Bonds, Daughters of Charity, Series 1993,       Aaa  51,720,896
 5.750%, 11/15/22

Indianapolis Airport Authority, Indiana, Special Facilities Revenue Bonds, Series 1994, Federal Express       BBB   5,316,150
 Corporation Project, 7.100%, 1/15/17 (Alternative Minimum Tax)

Indianapolis, Indiana, Local Public Improvement Bond Bank, Series 2002A, Waterworks Project,                  AAA  16,751,520
 5.250%, 7/01/33 - MBIA Insured

Indianapolis Local Public Improvement Bond Bank, Indiana, Series 1993A, 6.000%, 1/10/18                       AAA   2,456,856

Northwest Allen County School Building Corporation, Indiana, First Mortgage Bonds, Series 2003,               AAA   5,278,669
 5.000%, 1/15/24 - MBIA Insured

Southwind Housing, Inc., Evansville, Indiana, First Mortgage Revenue Bonds, Series 1978A,                  AA-***   2,762,413
 7.125%, 11/15/21

Vinton-Tecumseh School Building Corporation, Tippecanoe County, Indiana, First Mortgage Bonds,                AAA   2,148,480
 Series 2003 Refunding, 5.000%, 7/10/17 - MBIA Insured
-----------------------------------------------------------------------------------------------------------------------------
Iowa - 1.0%

Iowa Housing Finance Authority, Single Family Mortgage Bonds, 1977 Series A, 5.875%, 8/01/08                  Aaa   2,047,169

Tobacco Settlement Authority, Iowa, Tobacco Settlement Asset-Backed Revenue Bonds, Series 2001B,               A-  26,743,830
 5.300%, 6/01/25
-----------------------------------------------------------------------------------------------------------------------------
Kansas - 0.8%

City of Wichita, Kansas, Hospital Facilities Improvement and Refunding Revenue Bonds, Series III 2001,         A+   7,174,720
 Via Christi Health System Inc., 5.500%, 11/15/26

Wichita, Kansas, Water and Sewer and Utility Revenue Bonds, Series 2003:
 5.000%, 10/01/19 - FGIC Insured                                                                             AAA   3,584,400
 5.000%, 10/01/20 - FGIC Insured                                                                             AAA   8,178,478
 5.000%, 10/01/21 - FGIC Insured                                                                             AAA   5,381,724

----
43

Portfolio of Investments
NUVEEN INTERMEDIATE DURATION MUNICIPAL BOND FUND (continued)
April 30, 2003

   Principal                                                                                                        Optional Call
Amount (000) Description                                                                                              Provisions*
----------------------------------------------------------------------------------------------------------------------------------
             Kentucky - 2.0%

  $    1,000 City of Ashland, Kentucky, Pollution Control Revenue Refunding Bonds, Ashland Inc. Project, Series      No Opt. Call
              1999, 5.700%, 11/01/09

      12,920 Kenton County Airport Board, Kentucky, Special Facilities Revenue Bonds, 1992 Series A, Delta Air     8/03 at 101.00
              Lines Project, 7.125%, 2/01/21 (Alternative Minimum Tax)

             Kentucky Housing Corporation, Housing Revenue Bonds, 1993 Series B, Federally Insured or Guaranteed
             Mortgage Loans:
      17,100  5.300%, 7/01/10                                                                                      1/04 at 102.00
      13,400  5.400%, 7/01/14                                                                                      1/04 at 102.00

      16,980 Turnpike Authority of Kentucky, Resource Recovery Road Revenue Refunding Bonds, 1987 Series A,        7/03 at 100.00
              5.000%, 7/01/08
----------------------------------------------------------------------------------------------------------------------------------
             Louisiana - 1.0%

             Tobacco Settlement Financing Corporation, Louisiana, Asset-Backed Bonds, Series 2001B:
      24,620  5.500%, 5/15/30                                                                                      5/11 at 101.00
      12,950  5.875%, 5/15/39                                                                                      5/11 at 101.00
----------------------------------------------------------------------------------------------------------------------------------
             Maine - 0.8%

             Maine State Housing Authority, Mortgage Purchase Bonds, 1994 Series A:
      13,650  5.650%, 11/15/20                                                                                     2/04 at 102.00
       8,140  5.700%, 11/15/26                                                                                     2/04 at 102.00
----------------------------------------------------------------------------------------------------------------------------------
             Maryland - 0.1%

       2,125 Community Development Administration, Maryland Department of Housing and Community                    1/07 at 102.00
              Development, Housing Revenue Bonds, Series 1996A, 5.875%, 7/01/16

         500 Maryland Health and Higher Educational Facilities Authority, Refunding Revenue Bonds, Pickersgill     1/07 at 102.00
              Issue, Series 1997A, 5.750%, 1/01/08
----------------------------------------------------------------------------------------------------------------------------------
             Massachusetts - 2.1%

             Commonwealth of Massachusetts, General Obligation Bonds, Consolidated Loan, 2003 Series A:
       9,060   5.000%, 1/01/19                                                                                     1/13 at 100.00
      12,500   5.000%, 1/01/21                                                                                     1/13 at 100.00

       5,000 Massachusetts Development Finance Authority, Revenue Bonds, Series 2002A, WGBH Educational            1/12 at 101.00
              Foundation, 5.375%, 1/01/42 - AMBAC Insured

         800 Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Massachusetts Eye and Ear   7/08 at 101.00
              Infirmary Issue, Series B, 5.250%, 7/01/10 - ACA Insured

         265 Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Lasell College Issue,       7/09 at 101.00
              Series A, 5.100%, 7/01/11

             Massachusetts Industrial Finance Agency, Resource Recovery Revenue Refunding Bonds, Ogden
             Haverhill Project, Series 1998A:
       1,500   5.450%, 12/01/12 (Alternative Minimum Tax)                                                         12/08 at 102.00
       1,825   5.500%, 12/01/13 (Alternative Minimum Tax)                                                         12/08 at 102.00

             Massachusetts Water Resources Authority, General Revenue Bonds, 1993 Series C:
      12,705   5.250%, 12/01/20 (Pre-refunded to 12/01/04)                                                        12/04 at 102.00
      13,345   5.250%, 12/01/20                                                                                   12/04 at 102.00
----------------------------------------------------------------------------------------------------------------------------------
             Michigan - 7.3%

      15,000 School District of the City of Detroit, Wayne County, Michigan, School Building and Site Improvement  5/06 at 102.00
              Bonds, Unlimited Tax General Obligation, Series 1996A, 5.700%, 5/01/25 (Pre-refunded to 5/01/06)
              - AMBAC Insured

      19,000 City of Detroit, Michigan, Water Supply System Second Lien Revenue Bonds, Series 2003B,               7/13 at 100.00
              5.250%, 7/01/32 - MBIA Insured

       3,370 Michigan Higher Education Facilities Authority, Limited Obligation Revenue and Revenue Refunding      5/08 at 100.00
              Bonds, Series 1998C, Aquinas College Project, 5.125%, 5/01/16 - RAAI Insured

      15,000 State Building Authority, Michigan, 1997 Revenue Bonds, Series II-A, Facilities Program,             10/07 at 100.00
              4.750%, 10/15/13

                                                                                                                    Market
Description                                                                                          Ratings**       Value
--------------------------------------------------------------------------------------------------------------------------
Kentucky - 2.0%

City of Ashland, Kentucky, Pollution Control Revenue Refunding Bonds, Ashland Inc. Project, Series        Baa2 $ 1,033,520
 1999, 5.700%, 11/01/09

Kenton County Airport Board, Kentucky, Special Facilities Revenue Bonds, 1992 Series A, Delta Air          BB-   9,334,442
 Lines Project, 7.125%, 2/01/21 (Alternative Minimum Tax)

Kentucky Housing Corporation, Housing Revenue Bonds, 1993 Series B, Federally Insured or Guaranteed
Mortgage Loans:
 5.300%, 7/01/10                                                                                          AAA  17,605,134
 5.400%, 7/01/14                                                                                          AAA  13,769,974

Turnpike Authority of Kentucky, Resource Recovery Road Revenue Refunding Bonds, 1987 Series A,             Aa3  17,045,203
 5.000%, 7/01/08
--------------------------------------------------------------------------------------------------------------------------
Louisiana - 1.0%

Tobacco Settlement Financing Corporation, Louisiana, Asset-Backed Bonds, Series 2001B:
 5.500%, 5/15/30                                                                                           A-  19,899,361
 5.875%, 5/15/39                                                                                           A-  10,164,714
--------------------------------------------------------------------------------------------------------------------------
Maine - 0.8%

Maine State Housing Authority, Mortgage Purchase Bonds, 1994 Series A:
 5.650%, 11/15/20                                                                                         AA+  14,023,055
 5.700%, 11/15/26                                                                                         AA+   8,334,383
--------------------------------------------------------------------------------------------------------------------------
Maryland - 0.1%

Community Development Administration, Maryland Department of Housing and Community                         Aa2   2,276,704
 Development, Housing Revenue Bonds, Series 1996A, 5.875%, 7/01/16

Maryland Health and Higher Educational Facilities Authority, Refunding Revenue Bonds, Pickersgill           A-     552,780
 Issue, Series 1997A, 5.750%, 1/01/08
--------------------------------------------------------------------------------------------------------------------------
Massachusetts - 2.1%

Commonwealth of Massachusetts, General Obligation Bonds, Consolidated Loan, 2003 Series A:
  5.000%, 1/01/19                                                                                          Aa2   9,553,226
  5.000%, 1/01/21                                                                                          Aa2  13,019,750

Massachusetts Development Finance Authority, Revenue Bonds, Series 2002A, WGBH Educational                 AAA   5,272,950
 Foundation, 5.375%, 1/01/42 - AMBAC Insured

Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Massachusetts Eye and Ear          A     857,992
 Infirmary Issue, Series B, 5.250%, 7/01/10 - ACA Insured

Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Lasell College Issue,            Ba1     259,697
 Series A, 5.100%, 7/01/11

Massachusetts Industrial Finance Agency, Resource Recovery Revenue Refunding Bonds, Ogden
Haverhill Project, Series 1998A:
  5.450%, 12/01/12 (Alternative Minimum Tax)                                                               BBB   1,430,760
  5.500%, 12/01/13 (Alternative Minimum Tax)                                                               BBB   1,719,369

Massachusetts Water Resources Authority, General Revenue Bonds, 1993 Series C:
  5.250%, 12/01/20 (Pre-refunded to 12/01/04)                                                              Aaa  13,763,327
  5.250%, 12/01/20                                                                                          AA  14,323,189
--------------------------------------------------------------------------------------------------------------------------
Michigan - 7.3%

School District of the City of Detroit, Wayne County, Michigan, School Building and Site Improvement       AAA  17,057,700
 Bonds, Unlimited Tax General Obligation, Series 1996A, 5.700%, 5/01/25 (Pre-refunded to 5/01/06)
 - AMBAC Insured

City of Detroit, Michigan, Water Supply System Second Lien Revenue Bonds, Series 2003B,                    AAA  20,000,730
 5.250%, 7/01/32 - MBIA Insured

Michigan Higher Education Facilities Authority, Limited Obligation Revenue and Revenue Refunding            AA   3,476,357
 Bonds, Series 1998C, Aquinas College Project, 5.125%, 5/01/16 - RAAI Insured

State Building Authority, Michigan, 1997 Revenue Bonds, Series II-A, Facilities Program,                   AA+  16,019,100
 4.750%, 10/15/13

----
44

   Principal
Amount (000) Description
---------------------------------------------------------------------------------------------------------------------
             Michigan (continued)

             State Building Authority, Michigan, Revenue Refunding Bonds, 1998 Series I, Facilities Program:
  $    5,000   5.250%, 10/15/12
      14,080   4.750%, 10/15/17
      11,735   4.750%, 10/15/21

             Michigan State Hospital Finance Authority, Hospital Revenue and Refunding Bonds, Detroit Medical
             Center Obligated Group, Series 1993B:
      20,185   5.750%, 8/15/13
      70,230   5.500%, 8/15/23

       8,705 Michigan State Hospital Finance Authority, Revenue Bond, Trinity Health Credit, Series 2002C
              Refunding, 5.375%, 12/01/30

       3,000 Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, Genesys Health System
              Obligated Group, Series 1995A, 7.500%, 10/01/27 (Pre-refunded to 10/01/05)

         855 Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, Gratiot Community
              Hospital, Alma, Michigan, Series 1995, 6.100%, 10/01/07

       1,000 Michigan State Hospital Finance Authority, Hospital Revenue and Refunding Bonds, Genesys Regional
              Medical Center Obligated Group, Series 1998A, 5.500%, 10/01/08

      12,080 Michigan State Housing Development Authority, Rental Housing Revenue Bonds, 1994 Series B,
              5.700%, 4/01/12 - AMBAC Insured

       6,000 Michigan Strategic Fund, Limited Obligation Refunding Revenue Bonds, Detroit Edison Company
              Pollution Control Bonds, Collateralized Series 2001C, 5.450%, 9/01/29

         215 Michigan Strategic Fund, Limited Obligation Revenue Bonds, Clark Retirement Community Inc. Project,
              Series 1998, 4.900%, 6/01/08

      16,805 Hospital Finance Authority of the City of St. Joseph, Michigan, Revenue Refunding Bonds, Mercy
              Memorial Medical Center Obligated Group, Series 1993, 5.250%, 1/01/16 - AMBAC Insured
---------------------------------------------------------------------------------------------------------------------
             Minnesota - 0.5%

       6,710 Minnesota Housing Finance Agency, Rental Housing Bonds, 1995 Series D, 5.800%, 8/01/11 -
              MBIA Insured

         950 St. Paul Housing and Redevelopment Authority, Minnesota, Health Care Revenue Bonds, Regions
              Hospital Project, Series 1998, 5.000%, 5/15/09

       5,000 White Earth Band of Chippewa Indians, Minnesota, Revenue Bonds, Series 2000A, 7.000%, 12/01/11 -
              ACA Insured
---------------------------------------------------------------------------------------------------------------------
             Mississippi - 0.3%

       8,660 Mississippi Business Finance Corporation, Pollution Control Revenue Refunding Bonds, System Energy
              Resources, Inc. Project, Series 1998, 5.875%, 4/01/22

         500 Perry County, Mississippi, Pollution Control Refunding Revenue Bonds, Leaf River Forest Project,
              Series 1999, 5.200%, 10/01/12
---------------------------------------------------------------------------------------------------------------------
             Missouri - 1.1%

      14,340 City of Kansas City, Missouri, General Improvement Airport Revenue Bonds, Series 2003B,
              5.250%, 9/01/16 - FGIC Insured

             Kansas City Industrial Development Authority, Missouri, Retirement Facility Refunding and
             Improvement Revenue Bonds, Series 1998A, Kingswood Project:
         700  5.375%, 11/15/09
       3,650  5.800%, 11/15/17

       1,350 Missouri Housing Development Commission, Housing Development Bonds, Series B 1979, Federally
              Insured Mortgage Bonds, 7.000%, 9/15/22

         300 Health and Educational Facilities Authority, Missouri, Health Facilities Revenue Bonds, Lutheran Senior
              Services, Series 1997, 5.550%, 2/01/09

         350 St. Louis Industrial Development Authority, Missouri, Industrial Revenue Refunding Bonds, Kiel Center
              Multipurpose Arena Project, Series 1992, 7.625%, 12/01/09 (Alternative Minimum Tax)

                                                                                                          Optional Call
Description                                                                                                 Provisions*
------------------------------------------------------------------------------------------------------------------------
Michigan (continued)

State Building Authority, Michigan, Revenue Refunding Bonds, 1998 Series I, Facilities Program:
  5.250%, 10/15/12                                                                                      10/09 at 100.00
  4.750%, 10/15/17                                                                                      10/09 at 100.00
  4.750%, 10/15/21                                                                                      10/09 at 100.00

Michigan State Hospital Finance Authority, Hospital Revenue and Refunding Bonds, Detroit Medical
Center Obligated Group, Series 1993B:
  5.750%, 8/15/13                                                                                        8/04 at 102.00
  5.500%, 8/15/23                                                                                        8/04 at 102.00

Michigan State Hospital Finance Authority, Revenue Bond, Trinity Health Credit, Series 2002C            12/12 at 100.00
 Refunding, 5.375%, 12/01/30

Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, Genesys Health System      10/05 at 100.00
 Obligated Group, Series 1995A, 7.500%, 10/01/27 (Pre-refunded to 10/01/05)

Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, Gratiot Community             No Opt. Call
 Hospital, Alma, Michigan, Series 1995, 6.100%, 10/01/07

Michigan State Hospital Finance Authority, Hospital Revenue and Refunding Bonds, Genesys Regional          No Opt. Call
 Medical Center Obligated Group, Series 1998A, 5.500%, 10/01/08

Michigan State Housing Development Authority, Rental Housing Revenue Bonds, 1994 Series B,               4/04 at 102.00
 5.700%, 4/01/12 - AMBAC Insured

Michigan Strategic Fund, Limited Obligation Refunding Revenue Bonds, Detroit Edison Company              9/11 at 100.00
 Pollution Control Bonds, Collateralized Series 2001C, 5.450%, 9/01/29

Michigan Strategic Fund, Limited Obligation Revenue Bonds, Clark Retirement Community Inc. Project,        No Opt. Call
 Series 1998, 4.900%, 6/01/08

Hospital Finance Authority of the City of St. Joseph, Michigan, Revenue Refunding Bonds, Mercy           1/04 at 102.00
 Memorial Medical Center Obligated Group, Series 1993, 5.250%, 1/01/16 - AMBAC Insured
------------------------------------------------------------------------------------------------------------------------
Minnesota - 0.5%

Minnesota Housing Finance Agency, Rental Housing Bonds, 1995 Series D, 5.800%, 8/01/11 -                 2/05 at 102.00
 MBIA Insured

St. Paul Housing and Redevelopment Authority, Minnesota, Health Care Revenue Bonds, Regions                No Opt. Call
 Hospital Project, Series 1998, 5.000%, 5/15/09

White Earth Band of Chippewa Indians, Minnesota, Revenue Bonds, Series 2000A, 7.000%, 12/01/11 -           No Opt. Call
 ACA Insured
------------------------------------------------------------------------------------------------------------------------
Mississippi - 0.3%

Mississippi Business Finance Corporation, Pollution Control Revenue Refunding Bonds, System Energy      10/03 at 102.00
 Resources, Inc. Project, Series 1998, 5.875%, 4/01/22

Perry County, Mississippi, Pollution Control Refunding Revenue Bonds, Leaf River Forest Project,         3/12 at 100.00
 Series 1999, 5.200%, 10/01/12
------------------------------------------------------------------------------------------------------------------------
Missouri - 1.1%

City of Kansas City, Missouri, General Improvement Airport Revenue Bonds, Series 2003B,                  9/12 at 100.00
 5.250%, 9/01/16 - FGIC Insured

Kansas City Industrial Development Authority, Missouri, Retirement Facility Refunding and
Improvement Revenue Bonds, Series 1998A, Kingswood Project:
 5.375%, 11/15/09                                                                                      11/08 at 102.00
 5.800%, 11/15/17                                                                                      11/08 at 102.00

Missouri Housing Development Commission, Housing Development Bonds, Series B 1979, Federally             9/03 at 101.00
 Insured Mortgage Bonds, 7.000%, 9/15/22

Health and Educational Facilities Authority, Missouri, Health Facilities Revenue Bonds, Lutheran Senior  2/07 at 102.00
 Services, Series 1997, 5.550%, 2/01/09

St. Louis Industrial Development Authority, Missouri, Industrial Revenue Refunding Bonds, Kiel Center    6/03 at 102.00
 Multipurpose Arena Project, Series 1992, 7.625%, 12/01/09 (Alternative Minimum Tax)

                                                                                                                       Market
Description                                                                                             Ratings**       Value
-----------------------------------------------------------------------------------------------------------------------------
Michigan (continued)

State Building Authority, Michigan, Revenue Refunding Bonds, 1998 Series I, Facilities Program:
  5.250%, 10/15/12                                                                                            AA+ $ 5,590,300
  4.750%, 10/15/17                                                                                            AA+  14,671,501
  4.750%, 10/15/21                                                                                            AA+  11,980,027

Michigan State Hospital Finance Authority, Hospital Revenue and Refunding Bonds, Detroit Medical
Center Obligated Group, Series 1993B:
  5.750%, 8/15/13                                                                                            BBB-  18,077,686
  5.500%, 8/15/23                                                                                            BBB-  53,749,828

Michigan State Hospital Finance Authority, Revenue Bond, Trinity Health Credit, Series 2002C                  AA-   8,920,797
 Refunding, 5.375%, 12/01/30

Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, Genesys Health System            AAA   3,430,320
 Obligated Group, Series 1995A, 7.500%, 10/01/27 (Pre-refunded to 10/01/05)

Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, Gratiot Community                BBB     894,834
 Hospital, Alma, Michigan, Series 1995, 6.100%, 10/01/07

Michigan State Hospital Finance Authority, Hospital Revenue and Refunding Bonds, Genesys Regional             Aaa   1,148,690
 Medical Center Obligated Group, Series 1998A, 5.500%, 10/01/08

Michigan State Housing Development Authority, Rental Housing Revenue Bonds, 1994 Series B,                    AAA  12,459,916
 5.700%, 4/01/12 - AMBAC Insured

Michigan Strategic Fund, Limited Obligation Refunding Revenue Bonds, Detroit Edison Company                    A-   6,179,700
 Pollution Control Bonds, Collateralized Series 2001C, 5.450%, 9/01/29

Michigan Strategic Fund, Limited Obligation Revenue Bonds, Clark Retirement Community Inc. Project,           BBB     215,125
 Series 1998, 4.900%, 6/01/08

Hospital Finance Authority of the City of St. Joseph, Michigan, Revenue Refunding Bonds, Mercy                AAA  17,452,497
 Memorial Medical Center Obligated Group, Series 1993, 5.250%, 1/01/16 - AMBAC Insured
-----------------------------------------------------------------------------------------------------------------------------
Minnesota - 0.5%

Minnesota Housing Finance Agency, Rental Housing Bonds, 1995 Series D, 5.800%, 8/01/11 -                      AAA   6,998,060
 MBIA Insured

St. Paul Housing and Redevelopment Authority, Minnesota, Health Care Revenue Bonds, Regions                  BBB+   1,000,417
 Hospital Project, Series 1998, 5.000%, 5/15/09

White Earth Band of Chippewa Indians, Minnesota, Revenue Bonds, Series 2000A, 7.000%, 12/01/11 -                A   5,706,250
 ACA Insured
-----------------------------------------------------------------------------------------------------------------------------
Mississippi - 0.3%

Mississippi Business Finance Corporation, Pollution Control Revenue Refunding Bonds, System Energy           BBB-   8,538,067
 Resources, Inc. Project, Series 1998, 5.875%, 4/01/22

Perry County, Mississippi, Pollution Control Refunding Revenue Bonds, Leaf River Forest Project,              Ba3     395,655
 Series 1999, 5.200%, 10/01/12
-----------------------------------------------------------------------------------------------------------------------------
Missouri - 1.1%

City of Kansas City, Missouri, General Improvement Airport Revenue Bonds, Series 2003B,                       AAA  15,788,914
 5.250%, 9/01/16 - FGIC Insured

Kansas City Industrial Development Authority, Missouri, Retirement Facility Refunding and
Improvement Revenue Bonds, Series 1998A, Kingswood Project:
 5.375%, 11/15/09                                                                                            N/R     675,129
 5.800%, 11/15/17                                                                                            N/R   3,363,512

Missouri Housing Development Commission, Housing Development Bonds, Series B 1979, Federally                  AA+   1,371,492
 Insured Mortgage Bonds, 7.000%, 9/15/22

Health and Educational Facilities Authority, Missouri, Health Facilities Revenue Bonds, Lutheran Senior       N/R     322,221
 Services, Series 1997, 5.550%, 2/01/09

St. Louis Industrial Development Authority, Missouri, Industrial Revenue Refunding Bonds, Kiel Center         N/R     354,445
 Multipurpose Arena Project, Series 1992, 7.625%, 12/01/09 (Alternative Minimum Tax)

----
45

Portfolio of Investments
NUVEEN INTERMEDIATE DURATION MUNICIPAL BOND FUND (continued)
April 30, 2003

   Principal
Amount (000) Description
----------------------------------------------------------------------------------------------------------------------
             Missouri (continued)

             St. Louis, Missouri, Letter of Intent Double Revenue Bonds, Series 2000, Lambert-St. Louis International
             Airport Project:
  $    2,000  6.000%, 1/01/04 (Pre-refunded to 7/01/03)
       4,465  6.000%, 1/01/07 (Pre-refunded to 7/01/03)

             City of St. Louis, Missouri, Airport Revenue Bonds, Series 2003A Refunding:
       3,000  5.250%, 7/01/17 - FSA Insured
       1,000  5.250%, 7/01/18 - FSA Insured
----------------------------------------------------------------------------------------------------------------------
             Montana - 0.2%

       6,325 Montana Health Facility Authority, Healthcare Revenue Bonds, Series 1996, Community Medical
              Center, Inc., 6.375%, 6/01/18
----------------------------------------------------------------------------------------------------------------------
             Nevada - 0.9%

       5,500 Clark County, Nevada, Industrial Development Revenue Bonds, Nevada Power Company Project,
              Series 1995B Refunding, 5.900%, 10/01/30 (Alternative Minimum Tax)

       5,000 Clark County, Nevada, Las Vegas-McCarran International Airport Passenger Facility Charge Revenue
              Bonds, Series 1995A, 5.500%, 7/01/25 (Alternative Minimum Tax) - MBIA Insured

       6,000 Director of the State of Nevada, Department of Business and Industry, Las Vegas Monorail Project
              Revenue Bonds, 1st Tier Series 2000, 0.000%, 1/01/19 - AMBAC Insured

       1,990 City of Henderson, Nevada, Local Improvement District No. T-4 (C), Limited Obligation Refunding Bonds,
              Green Valley Properties, 1999 Series A, 5.900%, 11/01/18

       3,000 Paiute Tribe of Las Vegas, Nevada, Revenue Bonds, Series 2002A, 6.625%, 10/01/17 - ACA Insured

       8,630 Reno, Nevada, Insured Hospital Revenue Bonds, Series 1993A, St. Mary's Regional Medical Center,
              5.800%, 5/15/13 - MBIA Insured
----------------------------------------------------------------------------------------------------------------------
             New Hampshire - 0.4%

      10,000 New Hampshire Housing Finance Authority, Multifamily Housing Bonds, 1994 Series I Remarketed,
              5.600%, 1/01/24 (Alternative Minimum Tax)
----------------------------------------------------------------------------------------------------------------------
             New Jersey - 0.9%

       1,000 Gloucester County Improvement Authority, New Jersey, Solid Waste Resource Recovery Revenue
              Refunding Bonds, Waste Management, Inc. Project, Series 1999B, 7.000%, 12/01/29 (Alternative
              Minimum Tax) (Mandatory put 12/01/09)

       8,000 Middlesex County Pollution Control Authority, New Jersey, Revenue Bonds, Amerada Hess Corporation
              Project, Series 2002 Refunding, 5.750%, 9/15/32

         170 New Jersey Economic Development Authority, Insured Revenue Bonds, Educational Testing Service
              Issue, Series 1995B, 5.500%, 5/15/05 - MBIA Insured

      10,000 New Jersey Transit Corporation, Federal Transit Administration Grants, Certificates of Participation,
              Series 2002A, 5.500%, 9/15/14 - AMBAC Insured

       5,000 Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,
              Series 2002, 5.750%, 6/01/32
----------------------------------------------------------------------------------------------------------------------
             New Mexico - 0.4%

       5,000 City of Farmington, New Mexico, Pollution Control Refunding Revenue Bonds, Southern California
              Edison Company - Four Corners Project, 1991 Series A, 7.200%, 4/01/21

       7,600 New Mexico Hospital Equipment Loan Council, Hospital Revenue Bonds, Presbyterian Healthcare
              Services, Series 2001A, 5.500%, 8/01/21
----------------------------------------------------------------------------------------------------------------------
             New York - 6.5%

      11,190 Battery Park City Authority, New York, Senior Revenue Refunding Bonds, Series 1993A,
              5.000%, 11/01/13

      16,845 Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 1998A,
              5.000%, 12/01/18 - FSA Insured

                                                                                                           Optional Call
Description                                                                                                  Provisions*
-------------------------------------------------------------------------------------------------------------------------
Missouri (continued)

St. Louis, Missouri, Letter of Intent Double Revenue Bonds, Series 2000, Lambert-St. Louis International
Airport Project:
 6.000%, 1/01/04 (Pre-refunded to 7/01/03)                                                               7/03 at 101.00
 6.000%, 1/01/07 (Pre-refunded to 7/01/03)                                                               7/03 at 101.00

City of St. Louis, Missouri, Airport Revenue Bonds, Series 2003A Refunding:
 5.250%, 7/01/17 - FSA Insured                                                                           7/13 at 100.00
 5.250%, 7/01/18 - FSA Insured                                                                           7/13 at 100.00
-------------------------------------------------------------------------------------------------------------------------
Montana - 0.2%

Montana Health Facility Authority, Healthcare Revenue Bonds, Series 1996, Community Medical               6/06 at 102.00
 Center, Inc., 6.375%, 6/01/18
-------------------------------------------------------------------------------------------------------------------------
Nevada - 0.9%

Clark County, Nevada, Industrial Development Revenue Bonds, Nevada Power Company Project,                10/04 at 100.00
 Series 1995B Refunding, 5.900%, 10/01/30 (Alternative Minimum Tax)

Clark County, Nevada, Las Vegas-McCarran International Airport Passenger Facility Charge Revenue          7/05 at 100.00
 Bonds, Series 1995A, 5.500%, 7/01/25 (Alternative Minimum Tax) - MBIA Insured

Director of the State of Nevada, Department of Business and Industry, Las Vegas Monorail Project            No Opt. Call
 Revenue Bonds, 1st Tier Series 2000, 0.000%, 1/01/19 - AMBAC Insured

City of Henderson, Nevada, Local Improvement District No. T-4 (C), Limited Obligation Refunding Bonds,    5/03 at 103.00
 Green Valley Properties, 1999 Series A, 5.900%, 11/01/18

Paiute Tribe of Las Vegas, Nevada, Revenue Bonds, Series 2002A, 6.625%, 10/01/17 - ACA Insured           10/12 at 101.00

Reno, Nevada, Insured Hospital Revenue Bonds, Series 1993A, St. Mary's Regional Medical Center,           5/03 at 102.00
 5.800%, 5/15/13 - MBIA Insured
-------------------------------------------------------------------------------------------------------------------------
New Hampshire - 0.4%

New Hampshire Housing Finance Authority, Multifamily Housing Bonds, 1994 Series I Remarketed,             6/11 at 100.00
 5.600%, 1/01/24 (Alternative Minimum Tax)
-------------------------------------------------------------------------------------------------------------------------
New Jersey - 0.9%

Gloucester County Improvement Authority, New Jersey, Solid Waste Resource Recovery Revenue                  No Opt. Call
 Refunding Bonds, Waste Management, Inc. Project, Series 1999B, 7.000%, 12/01/29 (Alternative
 Minimum Tax) (Mandatory put 12/01/09)

Middlesex County Pollution Control Authority, New Jersey, Revenue Bonds, Amerada Hess Corporation         9/12 at 100.00
 Project, Series 2002 Refunding, 5.750%, 9/15/32

New Jersey Economic Development Authority, Insured Revenue Bonds, Educational Testing Service               No Opt. Call
 Issue, Series 1995B, 5.500%, 5/15/05 - MBIA Insured

New Jersey Transit Corporation, Federal Transit Administration Grants, Certificates of Participation,       No Opt. Call
 Series 2002A, 5.500%, 9/15/14 - AMBAC Insured

Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,              6/12 at 100.00
 Series 2002, 5.750%, 6/01/32
-------------------------------------------------------------------------------------------------------------------------
New Mexico - 0.4%

City of Farmington, New Mexico, Pollution Control Refunding Revenue Bonds, Southern California           10/03 at 100.00
 Edison Company - Four Corners Project, 1991 Series A, 7.200%, 4/01/21

New Mexico Hospital Equipment Loan Council, Hospital Revenue Bonds, Presbyterian Healthcare               8/11 at 101.00
 Services, Series 2001A, 5.500%, 8/01/21
-------------------------------------------------------------------------------------------------------------------------
New York - 6.5%

Battery Park City Authority, New York, Senior Revenue Refunding Bonds, Series 1993A,                     11/03 at 102.00
 5.000%, 11/01/13

Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 1998A,               6/08 at 101.00
 5.000%, 12/01/18 - FSA Insured

                                                                                                                        Market
Description                                                                                              Ratings**       Value
------------------------------------------------------------------------------------------------------------------------------
Missouri (continued)

St. Louis, Missouri, Letter of Intent Double Revenue Bonds, Series 2000, Lambert-St. Louis International
Airport Project:
 6.000%, 1/01/04 (Pre-refunded to 7/01/03)                                                                BBB-*** $ 2,036,280
 6.000%, 1/01/07 (Pre-refunded to 7/01/03)                                                                BBB-***   4,545,995

City of St. Louis, Missouri, Airport Revenue Bonds, Series 2003A Refunding:
 5.250%, 7/01/17 - FSA Insured                                                                                AAA   3,285,690
 5.250%, 7/01/18 - FSA Insured                                                                                AAA   1,088,280
------------------------------------------------------------------------------------------------------------------------------
Montana - 0.2%

Montana Health Facility Authority, Healthcare Revenue Bonds, Series 1996, Community Medical                   BBB-   6,323,356
 Center, Inc., 6.375%, 6/01/18
------------------------------------------------------------------------------------------------------------------------------
Nevada - 0.9%

Clark County, Nevada, Industrial Development Revenue Bonds, Nevada Power Company Project,                       B-   4,681,050
 Series 1995B Refunding, 5.900%, 10/01/30 (Alternative Minimum Tax)

Clark County, Nevada, Las Vegas-McCarran International Airport Passenger Facility Charge Revenue               AAA   5,191,100
 Bonds, Series 1995A, 5.500%, 7/01/25 (Alternative Minimum Tax) - MBIA Insured

Director of the State of Nevada, Department of Business and Industry, Las Vegas Monorail Project               AAA   2,805,780
 Revenue Bonds, 1st Tier Series 2000, 0.000%, 1/01/19 - AMBAC Insured

City of Henderson, Nevada, Local Improvement District No. T-4 (C), Limited Obligation Refunding Bonds,         N/R   2,009,184
 Green Valley Properties, 1999 Series A, 5.900%, 11/01/18

Paiute Tribe of Las Vegas, Nevada, Revenue Bonds, Series 2002A, 6.625%, 10/01/17 - ACA Insured                   A   3,213,060

Reno, Nevada, Insured Hospital Revenue Bonds, Series 1993A, St. Mary's Regional Medical Center,                AAA   8,827,541
 5.800%, 5/15/13 - MBIA Insured
------------------------------------------------------------------------------------------------------------------------------
New Hampshire - 0.4%

New Hampshire Housing Finance Authority, Multifamily Housing Bonds, 1994 Series I Remarketed,                  Aaa  10,479,900
 5.600%, 1/01/24 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------
New Jersey - 0.9%

Gloucester County Improvement Authority, New Jersey, Solid Waste Resource Recovery Revenue                     BBB   1,131,950
 Refunding Bonds, Waste Management, Inc. Project, Series 1999B, 7.000%, 12/01/29 (Alternative
 Minimum Tax) (Mandatory put 12/01/09)

Middlesex County Pollution Control Authority, New Jersey, Revenue Bonds, Amerada Hess Corporation              BBB   8,080,240
 Project, Series 2002 Refunding, 5.750%, 9/15/32

New Jersey Economic Development Authority, Insured Revenue Bonds, Educational Testing Service                  AAA     183,821
 Issue, Series 1995B, 5.500%, 5/15/05 - MBIA Insured

New Jersey Transit Corporation, Federal Transit Administration Grants, Certificates of Participation,          AAA  11,496,300
 Series 2002A, 5.500%, 9/15/14 - AMBAC Insured

Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,                    A-   4,262,900
 Series 2002, 5.750%, 6/01/32
------------------------------------------------------------------------------------------------------------------------------
New Mexico - 0.4%

City of Farmington, New Mexico, Pollution Control Refunding Revenue Bonds, Southern California                  BB   5,125,000
 Edison Company - Four Corners Project, 1991 Series A, 7.200%, 4/01/21

New Mexico Hospital Equipment Loan Council, Hospital Revenue Bonds, Presbyterian Healthcare                     A+   7,926,724
 Services, Series 2001A, 5.500%, 8/01/21
------------------------------------------------------------------------------------------------------------------------------
New York - 6.5%

Battery Park City Authority, New York, Senior Revenue Refunding Bonds, Series 1993A,                           AAA  11,478,702
 5.000%, 11/01/13

Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 1998A,                    AAA  17,773,496
 5.000%, 12/01/18 - FSA Insured

----
46

   Principal                                                                                                        Optional Call
Amount (000) Description                                                                                              Provisions*
----------------------------------------------------------------------------------------------------------------------------------
             New York (continued)

             Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2003B:
  $   12,500  5.250%, 12/01/13 (DD, settling 5/01/03)                                                                No Opt. Call
       1,540  5.250%, 6/01/14 (DD, settling 5/01/03)                                                                 No Opt. Call

       3,000 Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2002A          11/12 at 100.00
              Refunding, 5.000%, 11/15/30 - FSA Insured

       2,350 The City of New York, New York, General Obligation Bonds, Fiscal 1996 Series B, 6.000%, 8/15/04         No Opt. Call

       7,500 The City of New York, New York, General Obligation Bonds, Fiscal 1996 Series G, 5.900%, 2/01/05         No Opt. Call

         300 The City of New York, New York, General Obligation Bonds, Fiscal 1997 Series B, 5.700%, 8/15/07       8/06 at 101.50

             The City of New York, New York, General Obligation Bonds, Fiscal 1995 Series F:
         700  6.375%, 2/15/06 (Pre-refunded to 2/15/05)                                                            2/05 at 101.00
      14,000  6.625%, 2/15/25 (Pre-refunded to 2/15/05)                                                            2/05 at 101.00

      10,770 The City of New York, New York, General Obligation Bonds, Fiscal 1998 Series J, 5.375%, 8/01/13       8/08 at 101.00

       6,435 The City of New York, New York, General Obligation Bonds, Fiscal 2001 Series D, 5.000%, 8/01/07         No Opt. Call

             The City of New York, New York, General Obligation Bonds, Fiscal 1997 Series E:
         955  6.000%, 8/01/16 (Pre-refunded to 8/01/06)                                                            8/06 at 101.50
      14,665  6.000%, 8/01/16                                                                                      8/06 at 101.50

       8,000 The City of New York, New York, General Obligation Bonds, Fiscal 1994 Series D, 5.750%, 8/15/11       8/03 at 101.50
              (Pre-refunded to 8/15/03)

      11,000 New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal 2003         2/13 at 100.00
              Series D Refunding, 5.000%, 2/01/23

       8,400 Dormitory Authority of the State of New York, Beth Israel Medical Center Revenue Bonds, Series 1996, 11/05 at 102.00
              6.000%, 11/01/15 - MBIA Insured

             Dormitory Authority of the State of New York, Mental Health Services Facilities Improvement Revenue
             Bonds, Series 1997B:
          35  5.500%, 8/15/17 (Pre-refunded to 2/15/07)                                                            2/07 at 102.00
       5,965  5.500%, 8/15/17                                                                                      2/07 at 102.00

         750 New York State Housing Finance Agency, Health Facilities Revenue Bonds, New York City, 1996             No Opt. Call
              Series A Refunding, 6.000%, 5/01/06

      15,870 State of New York Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series 101,                     10/11 at 100.00
              5.350%, 4/01/26 (Alternative Minimum Tax)

             Power Authority of the State of New York, Revenue Bonds, Series 2000A:
       4,395  5.500%, 11/15/16                                                                                    12/05 at 100.00
       3,775  5.500%, 11/15/17                                                                                    12/05 at 100.00

       8,200 Dormitory Authority of the State of New York, Revenue Bonds, School Districts Financing Program,     10/12 at 100.00
              Series 2002E, 5.500%, 10/01/17 - MBIA Insured

       7,500 Dormitory Authority of the State of New York, Revenue Bonds, Mount Sinai NYU Health Obligated         2/05 at 100.00
              Group, Series 2002C, 6.000%, 7/01/26

         800 Port Authority of New York and New Jersey, Special Project Bonds, Series 4, KIAC Partners Project,      No Opt. Call
              7.000%, 10/01/07 (Alternative Minimum Tax)

       1,000 Port Authority of New York and New Jersey, Special Project Bonds, Series 6, JFK International Air       No Opt. Call
              Terminal LLC Project, 6.250%, 12/01/10 (Alternative Minimum Tax) - MBIA Insured
----------------------------------------------------------------------------------------------------------------------------------
             North Carolina - 2.4%

       5,000 The Charlotte-Mecklenburg Hospital Authority, North Carolina, Healthcare System Revenue Bonds, DBA    1/11 at 101.00
              Carolinas Healthcare System, Series 2001A, 5.000%, 1/15/31

      10,500 The Charlotte-Mecklenburg Hospital Authority, North Carolina, Healthcare Revenue Bonds,               1/13 at 100.00
              Series 2003A, DBA Carolinas Healthcare, 5.000%, 1/15/33 (DD, settling 5/01/03)

             North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Refunding Series 1993
      11,000  7.000%, 1/01/08                                                                                        No Opt. Call
      17,835  6.250%, 1/01/12                                                                                      7/03 at 102.00

                                                                                                                    Market
Description                                                                                          Ratings**       Value
--------------------------------------------------------------------------------------------------------------------------
New York (continued)

Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2003B:
 5.250%, 12/01/13 (DD, settling 5/01/03)                                                                   A- $13,364,750
 5.250%, 6/01/14 (DD, settling 5/01/03)                                                                    A-   1,635,049

Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2002A                AAA   3,083,610
 Refunding, 5.000%, 11/15/30 - FSA Insured

The City of New York, New York, General Obligation Bonds, Fiscal 1996 Series B, 6.000%, 8/15/04              A   2,479,767

The City of New York, New York, General Obligation Bonds, Fiscal 1996 Series G, 5.900%, 2/01/05              A   8,010,075

The City of New York, New York, General Obligation Bonds, Fiscal 1997 Series B, 5.700%, 8/15/07              A     332,382

The City of New York, New York, General Obligation Bonds, Fiscal 1995 Series F:
 6.375%, 2/15/06 (Pre-refunded to 2/15/05)                                                                Aaa     769,867
 6.625%, 2/15/25 (Pre-refunded to 2/15/05)                                                                Aaa  15,459,080

The City of New York, New York, General Obligation Bonds, Fiscal 1998 Series J, 5.375%, 8/01/13              A  11,316,254

The City of New York, New York, General Obligation Bonds, Fiscal 2001 Series D, 5.000%, 8/01/07              A   6,990,019

The City of New York, New York, General Obligation Bonds, Fiscal 1997 Series E:
 6.000%, 8/01/16 (Pre-refunded to 8/01/06)                                                               A***   1,100,189
 6.000%, 8/01/16                                                                                            A  16,220,077

The City of New York, New York, General Obligation Bonds, Fiscal 1994 Series D, 5.750%, 8/15/11           A***   8,228,560
 (Pre-refunded to 8/15/03)

New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal 2003              AA+  11,390,060
 Series D Refunding, 5.000%, 2/01/23

Dormitory Authority of the State of New York, Beth Israel Medical Center Revenue Bonds, Series 1996,       AAA   9,357,432
 6.000%, 11/01/15 - MBIA Insured

Dormitory Authority of the State of New York, Mental Health Services Facilities Improvement Revenue
Bonds, Series 1997B:
 5.500%, 8/15/17 (Pre-refunded to 2/15/07)                                                             AA-***      40,107
 5.500%, 8/15/17                                                                                          AA-   6,349,802

New York State Housing Finance Agency, Health Facilities Revenue Bonds, New York City, 1996                  A     834,270
 Series A Refunding, 6.000%, 5/01/06

State of New York Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series 101,                           Aa1  16,481,471
 5.350%, 4/01/26 (Alternative Minimum Tax)

Power Authority of the State of New York, Revenue Bonds, Series 2000A:
 5.500%, 11/15/16                                                                                         Aa2   4,764,620
 5.500%, 11/15/17                                                                                         Aa2   4,088,438

Dormitory Authority of the State of New York, Revenue Bonds, School Districts Financing Program,           AAA   9,236,070
 Series 2002E, 5.500%, 10/01/17 - MBIA Insured

Dormitory Authority of the State of New York, Revenue Bonds, Mount Sinai NYU Health Obligated             BBB-   7,505,475
 Group, Series 2002C, 6.000%, 7/01/26

Port Authority of New York and New Jersey, Special Project Bonds, Series 4, KIAC Partners Project,         N/R     846,048
 7.000%, 10/01/07 (Alternative Minimum Tax)

Port Authority of New York and New Jersey, Special Project Bonds, Series 6, JFK International Air          AAA   1,156,410
 Terminal LLC Project, 6.250%, 12/01/10 (Alternative Minimum Tax) - MBIA Insured
--------------------------------------------------------------------------------------------------------------------------
North Carolina - 2.4%

The Charlotte-Mecklenburg Hospital Authority, North Carolina, Healthcare System Revenue Bonds, DBA          AA   5,015,400
 Carolinas Healthcare System, Series 2001A, 5.000%, 1/15/31

The Charlotte-Mecklenburg Hospital Authority, North Carolina, Healthcare Revenue Bonds,                     AA  10,599,750
 Series 2003A, DBA Carolinas Healthcare, 5.000%, 1/15/33 (DD, settling 5/01/03)

North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Refunding Series 1993
 7.000%, 1/01/08                                                                                          BBB  12,742,070
 6.250%, 1/01/12                                                                                          BBB  18,241,460

----
47

Portfolio of Investments
NUVEEN INTERMEDIATE DURATION MUNICIPAL BOND FUND (continued)
April 30, 2003

   Principal                                                                                                        Optional Call
Amount (000) Description                                                                                              Provisions*
----------------------------------------------------------------------------------------------------------------------------------
             North Carolina (continued)

  $    4,650 North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Series 1985-G,             9/03 at 102.50
              5.750% 12/01/16 - ACA Insured

       7,855 North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Series 1993-D,             7/03 at 102.00
              5.600% 1/01/16 - ACA Insured

       2,500 North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Series 1999B               1/09 at 102.00
              Refunding 5.600%, 1/01/15

       7,000 North Carolina Municipal Power Agency Number 1, Catawba Electric Revenue Bonds, Series 2003A,           No Opt. Call
              5.500%, 1/01/13

         905 Housing Authority of the City of Wilmington, North Carolina, First Mortgage Revenue Bonds,            6/03 at 100.00
              Series 1979, 7.750%, 6/01/10
----------------------------------------------------------------------------------------------------------------------------------
             Ohio - 0.3%

       1,915 Butler County, Ohio, General Obligation Bonds, Series 2002, 5.250%, 12/01/17 - MBIA Insured          12/13 at 100.00

             Cleveland-Cuyahoga County Port Authority, Ohio, Subordinate Refunding Revenue Bonds, Series 1997,
             Rock and Roll Hall of Fame and Museum Project:
         360  5.750%, 12/01/07                                                                                       No Opt. Call
         425  5.850%, 12/01/08                                                                                       No Opt. Call

       1,000 City of Dayton, Ohio, Special Facilities Revenue Refunding Bonds, 1988 Series C, Emery Air Freight      No Opt. Call
              Corporation and Emery Worldwide Airlines, Inc. - Guarantors, 6.050%, 10/01/09

         695 Miami County, Ohio, Hospital Facilities Revenue Refunding and Improvement Bonds, Upper Valley           No Opt. Call
              Medical Center, Series 1996C, 6.000%, 5/15/06

       3,400 University of Cincinnati, Ohio, General Receipts Bonds, Series 2003, 5.000%, 6/01/17 - FGIC Insured   6/13 at 100.00
----------------------------------------------------------------------------------------------------------------------------------
             Oregon - 0.7%

       8,720 State of Oregon Department of Administrative Services, Certificates of Participation, 1997 Series A,  5/07 at 101.00
              5.800%, 5/01/24 (Pre-refunded to 5/01/07) - AMBAC Insured

      10,000 State of Oregon, General Obligation Veterans Welfare Bonds, 2001 Series 81, 5.250%, 10/01/42         10/11 at 100.00
----------------------------------------------------------------------------------------------------------------------------------
             Pennsylvania - 3.5%

       1,250 County of Allegheny, Pennsylvania, Airport Revenue Refunding Bonds, Series 1997A, Pittsburgh            No Opt. Call
              International Airport, 5.750%, 1/01/12 (Alternative Minimum Tax) - MBIA Insured

       7,575 Carbon County Industrial Development Authority, Pennsylvania, Resource Recovery Revenue Refunding       No Opt. Call
              Bonds, 2000 Series, Panther Creek Partners Project, 6.650%, 5/01/10 (Alternative Minimum Tax)

      10,000 Lehigh County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding     9/04 at 102.00
              Bonds, 1994 Series B, Pennsylvania Power & Light Company Project, 6.400%, 9/01/29 -
              MBIA Insured

      21,625 Pennsylvania Housing Finance Agency, Rental Housing Refunding Bonds, Issue 1993, 5.750%, 7/01/14      7/03 at 102.00

             Pennsylvania Housing Finance Agency, Multifamily Housing Refunding Bonds, Federal Housing
             Administration Insured Mortgage Loans, Issue 1992:
       4,025  8.100%, 7/01/13                                                                                      7/03 at 101.00
      16,830  8.200%, 7/01/24                                                                                      7/03 at 101.00

      16,600 Pennsylvania Intergovernmental Cooperation Authority, Special Tax Revenue Refunding Bonds, City of    6/03 at 100.00
              Philadelphia Funding Program, Series of 1993A, 5.000%, 6/15/22 - MBIA Insured

             Pennsylvania Higher Educational Facilities Authority, Geneva College Revenue Bonds, Series 1998:
         470  4.900%, 4/01/07                                                                                        No Opt. Call
         495  4.950%, 4/01/08                                                                                        No Opt. Call

       3,400 City of Philadelphia, Pennsylvania, Gas Works Revenue Bonds, 1998 Resolution,                         8/13 at 100.00
              Fourth Series, 5.000%, 8/01/32 - FSA Insured

       5,000 City of Philadelphia, Pennsylvania, Gas Works Revenue Bonds, Fourteenth Series, 6.375%, 7/01/26       7/03 at 102.00
              (Pre-refunded to 7/01/03)

                                                                                                                    Market
Description                                                                                          Ratings**       Value
--------------------------------------------------------------------------------------------------------------------------
North Carolina (continued)

North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Series 1985-G,                    A $ 4,783,688
 5.750% 12/01/16 - ACA Insured

North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Series 1993-D,                    A   7,995,133
 5.600% 1/01/16 - ACA Insured

North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Series 1999B                    BBB   2,656,525
 Refunding 5.600%, 1/01/15

North Carolina Municipal Power Agency Number 1, Catawba Electric Revenue Bonds, Series 2003A,             BBB+   7,748,930
 5.500%, 1/01/13

Housing Authority of the City of Wilmington, North Carolina, First Mortgage Revenue Bonds,              N/R***     910,457
 Series 1979, 7.750%, 6/01/10
--------------------------------------------------------------------------------------------------------------------------
Ohio - 0.3%

Butler County, Ohio, General Obligation Bonds, Series 2002, 5.250%, 12/01/17 - MBIA Insured                Aaa   2,134,765

Cleveland-Cuyahoga County Port Authority, Ohio, Subordinate Refunding Revenue Bonds, Series 1997,
Rock and Roll Hall of Fame and Museum Project:
 5.750%, 12/01/07                                                                                         N/R     396,839
 5.850%, 12/01/08                                                                                         N/R     467,725

City of Dayton, Ohio, Special Facilities Revenue Refunding Bonds, 1988 Series C, Emery Air Freight         BB+     920,470
 Corporation and Emery Worldwide Airlines, Inc. - Guarantors, 6.050%, 10/01/09

Miami County, Ohio, Hospital Facilities Revenue Refunding and Improvement Bonds, Upper Valley             BBB+     751,510
 Medical Center, Series 1996C, 6.000%, 5/15/06

University of Cincinnati, Ohio, General Receipts Bonds, Series 2003, 5.000%, 6/01/17 - FGIC Insured        AAA   3,690,088
--------------------------------------------------------------------------------------------------------------------------
Oregon - 0.7%

State of Oregon Department of Administrative Services, Certificates of Participation, 1997 Series A,       AAA  10,039,598
 5.800%, 5/01/24 (Pre-refunded to 5/01/07) - AMBAC Insured

State of Oregon, General Obligation Veterans Welfare Bonds, 2001 Series 81, 5.250%, 10/01/42                AA  10,430,000
--------------------------------------------------------------------------------------------------------------------------
Pennsylvania - 3.5%

County of Allegheny, Pennsylvania, Airport Revenue Refunding Bonds, Series 1997A, Pittsburgh               AAA   1,410,313
 International Airport, 5.750%, 1/01/12 (Alternative Minimum Tax) - MBIA Insured

Carbon County Industrial Development Authority, Pennsylvania, Resource Recovery Revenue Refunding         BBB-   7,919,587
 Bonds, 2000 Series, Panther Creek Partners Project, 6.650%, 5/01/10 (Alternative Minimum Tax)

Lehigh County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding          AAA  10,834,500
 Bonds, 1994 Series B, Pennsylvania Power & Light Company Project, 6.400%, 9/01/29 -
 MBIA Insured

Pennsylvania Housing Finance Agency, Rental Housing Refunding Bonds, Issue 1993, 5.750%, 7/01/14           AAA  22,103,561

Pennsylvania Housing Finance Agency, Multifamily Housing Refunding Bonds, Federal Housing
Administration Insured Mortgage Loans, Issue 1992:
 8.100%, 7/01/13                                                                                          AAA   4,115,764
 8.200%, 7/01/24                                                                                          AAA  17,204,972

Pennsylvania Intergovernmental Cooperation Authority, Special Tax Revenue Refunding Bonds, City of         AAA  16,609,130
 Philadelphia Funding Program, Series of 1993A, 5.000%, 6/15/22 - MBIA Insured

Pennsylvania Higher Educational Facilities Authority, Geneva College Revenue Bonds, Series 1998:
 4.900%, 4/01/07                                                                                         BBB-     494,050
 4.950%, 4/01/08                                                                                         BBB-     515,953

City of Philadelphia, Pennsylvania, Gas Works Revenue Bonds, 1998 Resolution,                              AAA   3,475,038
 Fourth Series, 5.000%, 8/01/32 - FSA Insured

City of Philadelphia, Pennsylvania, Gas Works Revenue Bonds, Fourteenth Series, 6.375%, 7/01/26         BBB***   5,144,250
 (Pre-refunded to 7/01/03)

----
48

   Principal
Amount (000) Description
-------------------------------------------------------------------------------------------------------------------
             Pennsylvania (continued)

 $    11,070 Public Auditorium Authority of Pittsburgh and Allegheny County, Allegheny County, Pennsylvania, Hotel
              Room Excise Tax Revenue Bonds, Series 1999, 5.125%, 2/01/35 - AMBAC Insured

       1,500 Municipal Authority of Westmoreland County, Pennsylvania, Municipal Service Revenue Bonds,
              Series 1995A, 0.000%, 8/15/07 - FGIC Insured
-------------------------------------------------------------------------------------------------------------------
             Puerto Rico - 2.1%
      11,000 The Children's Trust Fund, Puerto Rico, Tobacco Settlement Asset-Backed Bonds, Series 2000,
              6.000%, 7/01/26 (Pre-refunded to 7/01/10)

             Puerto Rico Electric Power Authority, Power Revenue Bonds, 2002 Series II:
       4,200  5.375%, 7/01/19 - MBIA Insured
       5,000  5.000%, 7/01/20 - MBIA Insured
       4,000  5.125%, 7/01/26 - FSA Insured

       5,000 Puerto Rico Municipal Finance Agency, 2002 Series A, 5.000%, 8/01/27 - FSA Insured

      27,500 Puerto Rico Public Finance Corporation, Commonwealth Appropriation Bonds, 2002 Series E,
              5.500%, 8/01/29
-------------------------------------------------------------------------------------------------------------------
             Rhode Island - 0.7%

       8,395 Rhode Island Convention Center Authority, Refunding Revenue Bonds, 1993 Series B,
              5.000%, 5/15/20 - MBIA Insured

      15,300 Tobacco Settlement Financing Corporation of Rhode Island, Asset-Backed Bonds, Series 2002A,
              6.125%, 6/01/32
-------------------------------------------------------------------------------------------------------------------
             South Carolina - 0.5%

      10,000 Greenville County School District, South Carolina, Installment Purchase Revenue Bonds, Series 2002,
              5.500%, 12/01/28

       5,000 Lexington County Health Services District, South Carolina, Hospital Revenue Bonds, Series 2003
              Refunding and Improvement, 5.500%, 11/01/32
-------------------------------------------------------------------------------------------------------------------
             South Dakota - 0.1%

       4,000 South Dakota Health and Educational Facilities Authority, Revenue Bonds, Sioux Valley Hospital and
              Health System, Series 2001E, 5.375%, 11/01/24
-------------------------------------------------------------------------------------------------------------------
             Tennessee - 0.1%

         500 Memphis-Shelby County Airport Authority, Tennessee, Special Facilities Revenue Bonds, Refunding
              Series 1997, Federal Express Corporation, 5.350%, 9/01/12

       2,000 Memphis, Tennessee, Sanitary Sewerage System Revenue Bonds, Series 2002, 5.000%, 10/01/21
-------------------------------------------------------------------------------------------------------------------
             Texas - 5.9%

       8,800 City of Austin, Texas, Electric Utility System Revenue Bonds, Series 2003 Refunding,
              5.250%, 11/15/20 - MBIA Insured

       2,000 City of Austin, Texas, Combined Utility Systems Revenue Refunding Bonds, Series 1996B,
              5.700%, 11/15/21 - MBIA Insured

      29,500 Brazos River Authority, Texas, Collateralized Revenue Refunding Bonds, Houston Lighting & Power
              Company Project, Series 1995, 5.800%, 8/01/15 - MBIA Insured

       6,585 Crowley Independent School District, Tarrant and Johnson Counties, Texas, General Obligation Bonds,
              Series 1997, 6.500%, 8/01/23

       3,000 Goose Creek Consolidated Independent School District, Texas, Unlimited Tax Refunding Bonds,
              Series 1993, 0.000%, 2/15/09

             Grapevine-Colleyville Independent School District, Tarrant and Dallas Counties, Texas, Unlimited Tax
             School Building and Refunding Bonds, Series 1998:
       4,890  0.000%, 8/15/19
      10,000  0.000%, 8/15/24

      25,900 Harris County, Texas, Toll Road Senior Lien Revenue Refunding Bonds, Series 1994, 5.300%, 8/15/13 -
              AMBAC Insured

                                                                                                        Optional Call
Description                                                                                               Provisions* Ratings**
--------------------------------------------------------------------------------------------------------------------------------
Pennsylvania (continued)

Public Auditorium Authority of Pittsburgh and Allegheny County, Allegheny County, Pennsylvania, Hotel  8/09 at 101.00       AAA
 Room Excise Tax Revenue Bonds, Series 1999, 5.125%, 2/01/35 - AMBAC Insured

Municipal Authority of Westmoreland County, Pennsylvania, Municipal Service Revenue Bonds,               No Opt. Call       AAA
 Series 1995A, 0.000%, 8/15/07 - FGIC Insured
--------------------------------------------------------------------------------------------------------------------------------
Puerto Rico - 2.1%
The Children's Trust Fund, Puerto Rico, Tobacco Settlement Asset-Backed Bonds, Series 2000,            7/10 at 100.00       AAA
 6.000%, 7/01/26 (Pre-refunded to 7/01/10)

Puerto Rico Electric Power Authority, Power Revenue Bonds, 2002 Series II:
 5.375%, 7/01/19 - MBIA Insured                                                                       7/12 at 101.00       AAA
 5.000%, 7/01/20 - MBIA Insured                                                                       7/12 at 101.00       AAA
 5.125%, 7/01/26 - FSA Insured                                                                        7/12 at 101.00       AAA

Puerto Rico Municipal Finance Agency, 2002 Series A, 5.000%, 8/01/27 - FSA Insured                     8/12 at 100.00       AAA

Puerto Rico Public Finance Corporation, Commonwealth Appropriation Bonds, 2002 Series E,               2/12 at 100.00      BBB+
 5.500%, 8/01/29
--------------------------------------------------------------------------------------------------------------------------------
Rhode Island - 0.7%

Rhode Island Convention Center Authority, Refunding Revenue Bonds, 1993 Series B,                      5/03 at 100.00       AAA
 5.000%, 5/15/20 - MBIA Insured

Tobacco Settlement Financing Corporation of Rhode Island, Asset-Backed Bonds, Series 2002A,            6/12 at 100.00        A-
 6.125%, 6/01/32
--------------------------------------------------------------------------------------------------------------------------------
South Carolina - 0.5%

Greenville County School District, South Carolina, Installment Purchase Revenue Bonds, Series 2002,   12/12 at 101.00       AA-
 5.500%, 12/01/28

Lexington County Health Services District, South Carolina, Hospital Revenue Bonds, Series 2003        11/13 at 100.00         A
 Refunding and Improvement, 5.500%, 11/01/32
--------------------------------------------------------------------------------------------------------------------------------
South Dakota - 0.1%

South Dakota Health and Educational Facilities Authority, Revenue Bonds, Sioux Valley Hospital and    11/11 at 101.00        A+
 Health System, Series 2001E, 5.375%, 11/01/24
--------------------------------------------------------------------------------------------------------------------------------
Tennessee - 0.1%

Memphis-Shelby County Airport Authority, Tennessee, Special Facilities Revenue Bonds, Refunding          No Opt. Call       BBB
 Series 1997, Federal Express Corporation, 5.350%, 9/01/12

Memphis, Tennessee, Sanitary Sewerage System Revenue Bonds, Series 2002, 5.000%, 10/01/21             10/12 at 100.00       AA+
--------------------------------------------------------------------------------------------------------------------------------
Texas - 5.9%

City of Austin, Texas, Electric Utility System Revenue Bonds, Series 2003 Refunding,                   5/13 at 100.00       AAA
 5.250%, 11/15/20 - MBIA Insured

City of Austin, Texas, Combined Utility Systems Revenue Refunding Bonds, Series 1996B,                11/06 at 100.00       AAA
 5.700%, 11/15/21 - MBIA Insured

Brazos River Authority, Texas, Collateralized Revenue Refunding Bonds, Houston Lighting & Power        8/03 at 100.00       AAA
 Company Project, Series 1995, 5.800%, 8/01/15 - MBIA Insured

Crowley Independent School District, Tarrant and Johnson Counties, Texas, General Obligation Bonds,    8/08 at 100.00       AAA
 Series 1997, 6.500%, 8/01/23

Goose Creek Consolidated Independent School District, Texas, Unlimited Tax Refunding Bonds,              No Opt. Call       AAA
 Series 1993, 0.000%, 2/15/09

Grapevine-Colleyville Independent School District, Tarrant and Dallas Counties, Texas, Unlimited Tax
School Building and Refunding Bonds, Series 1998:
 0.000%, 8/15/19                                                                                        No Opt. Call       AAA
 0.000%, 8/15/24                                                                                        No Opt. Call       AAA

Harris County, Texas, Toll Road Senior Lien Revenue Refunding Bonds, Series 1994, 5.300%, 8/15/13 -    8/04 at 102.00       AAA
 AMBAC Insured

                                                                                                           Market
Description                                                                                                 Value
-----------------------------------------------------------------------------------------------------------------
Pennsylvania (continued)

Public Auditorium Authority of Pittsburgh and Allegheny County, Allegheny County, Pennsylvania, Hotel $11,382,949
 Room Excise Tax Revenue Bonds, Series 1999, 5.125%, 2/01/35 - AMBAC Insured

Municipal Authority of Westmoreland County, Pennsylvania, Municipal Service Revenue Bonds,              1,353,510
 Series 1995A, 0.000%, 8/15/07 - FGIC Insured
-----------------------------------------------------------------------------------------------------------------
Puerto Rico - 2.1%
The Children's Trust Fund, Puerto Rico, Tobacco Settlement Asset-Backed Bonds, Series 2000,            13,125,750
 6.000%, 7/01/26 (Pre-refunded to 7/01/10)

Puerto Rico Electric Power Authority, Power Revenue Bonds, 2002 Series II:
 5.375%, 7/01/19 - MBIA Insured                                                                        4,670,316
 5.000%, 7/01/20 - MBIA Insured                                                                        5,347,250
 5.125%, 7/01/26 - FSA Insured                                                                         4,214,320

Puerto Rico Municipal Finance Agency, 2002 Series A, 5.000%, 8/01/27 - FSA Insured                      5,196,000

Puerto Rico Public Finance Corporation, Commonwealth Appropriation Bonds, 2002 Series E,               28,690,475
 5.500%, 8/01/29
-----------------------------------------------------------------------------------------------------------------
Rhode Island - 0.7%

Rhode Island Convention Center Authority, Refunding Revenue Bonds, 1993 Series B,                       8,398,778
 5.000%, 5/15/20 - MBIA Insured

Tobacco Settlement Financing Corporation of Rhode Island, Asset-Backed Bonds, Series 2002A,            13,085,325
 6.125%, 6/01/32
-----------------------------------------------------------------------------------------------------------------
South Carolina - 0.5%

Greenville County School District, South Carolina, Installment Purchase Revenue Bonds, Series 2002,    10,553,200
 5.500%, 12/01/28

Lexington County Health Services District, South Carolina, Hospital Revenue Bonds, Series 2003          5,130,400
 Refunding and Improvement, 5.500%, 11/01/32
-----------------------------------------------------------------------------------------------------------------
South Dakota - 0.1%

South Dakota Health and Educational Facilities Authority, Revenue Bonds, Sioux Valley Hospital and      4,070,680
 Health System, Series 2001E, 5.375%, 11/01/24
-----------------------------------------------------------------------------------------------------------------
Tennessee - 0.1%

Memphis-Shelby County Airport Authority, Tennessee, Special Facilities Revenue Bonds, Refunding           538,755
 Series 1997, Federal Express Corporation, 5.350%, 9/01/12

Memphis, Tennessee, Sanitary Sewerage System Revenue Bonds, Series 2002, 5.000%, 10/01/21               2,101,900
-----------------------------------------------------------------------------------------------------------------
Texas - 5.9%

City of Austin, Texas, Electric Utility System Revenue Bonds, Series 2003 Refunding,                    9,442,312
 5.250%, 11/15/20 - MBIA Insured

City of Austin, Texas, Combined Utility Systems Revenue Refunding Bonds, Series 1996B,                  2,222,060
 5.700%, 11/15/21 - MBIA Insured

Brazos River Authority, Texas, Collateralized Revenue Refunding Bonds, Houston Lighting & Power        29,602,070
 Company Project, Series 1995, 5.800%, 8/01/15 - MBIA Insured

Crowley Independent School District, Tarrant and Johnson Counties, Texas, General Obligation Bonds,     7,770,629
 Series 1997, 6.500%, 8/01/23

Goose Creek Consolidated Independent School District, Texas, Unlimited Tax Refunding Bonds,             2,493,000
 Series 1993, 0.000%, 2/15/09

Grapevine-Colleyville Independent School District, Tarrant and Dallas Counties, Texas, Unlimited Tax
School Building and Refunding Bonds, Series 1998:
 0.000%, 8/15/19                                                                                       2,215,219
 0.000%, 8/15/24                                                                                       3,275,000

Harris County, Texas, Toll Road Senior Lien Revenue Refunding Bonds, Series 1994, 5.300%, 8/15/13 -    27,578,579
 AMBAC Insured

----
49

Portfolio of Investments
NUVEEN INTERMEDIATE DURATION MUNICIPAL BOND FUND (continued)
April 30, 2003

   Principal                                                                                                        Optional Call
Amount (000) Description                                                                                              Provisions*
----------------------------------------------------------------------------------------------------------------------------------
             Texas (continued)

  $    7,000 Harris County Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Saint Luke's  8/03 at 100.00
              Episcopal Hospital Project, Series 1991A, 6.750%, 2/15/21

       6,000 City of Houston Water and Sewer System, Texas, Junior Lien Revenue Forward Refunding Bonds,          12/12 at 100.00
              Series 2002B, 5.750%, 12/01/15 - AMBAC Insured

      16,630 City of Houston Water and Sewer System, Texas, Junior Lien Revenue Refunding Bonds, Series 1998A,       No Opt. Call
              0.000%, 12/01/22 - FSA Insured

      10,000 City of Houston Water and Sewer System, Texas, Junior Lien Revenue Refunding Bonds, Series 2001A,    12/11 at 100.00
              5.500%, 12/01/14 - FSA Insured

      10,000 Jefferson County, Texas, Health Facilities Development Corporation, FHA-Insured Mortgage Revenue      8/11 at 100.00
              Bonds, Baptist Hospital of Southeast Texas, Series 2001, 5.500%, 8/15/41 - AMBAC Insured

             Sam Rayburn Municipal Power Agency, Texas, Power Supply System Revenue Refunding Bonds,
             Series 2002A:
       8,615  6.000%, 10/01/16                                                                                    10/12 at 100.00
       9,450  6.000%, 10/01/21                                                                                    10/12 at 100.00

       4,100 Texas Public Finance Authority, General Obligation Bonds, Series 1997 Refunding, 5.000%, 10/01/15     4/08 at 100.00

       2,105 State of Texas, General Obligation Bonds, Series 2002A, 5.400%, 8/01/32 (Alternative Minimum Tax)     8/12 at 100.00

         535 Texas Department of Housing and Community Affairs, Multifamily Housing Revenue Bonds, NHP-              No Opt. Call
              Foundation - Asmara Project, Series 1996A, 5.800%, 1/01/06

      16,500 Texas Water Development Board, State Revolving Fund, Senior Lien Revenue Bonds, Series 1993,          7/04 at 102.00
              5.250%, 7/15/15

       1,100 Tomball Hospital Authority, Texas, Hospital Revenue Bonds, Series 1999, Tomball Regional Hospital,      No Opt. Call
              5.500%, 7/01/09
----------------------------------------------------------------------------------------------------------------------------------
             Utah - 1.1%

       5,000 Intermountain Power Agency, Utah, Power Supply Revenue Refunding Bonds, 1997 Series B,                7/07 at 102.00
              5.750%, 7/01/19 - MBIA Insured

             Intermountain Power Agency, Utah, Power Supply Revenue Refunding Bonds, 1993 Series A:
       3,050  5.500%, 7/01/13 (Pre-refunded to 7/01/03)                                                            7/03 at 102.00
       5,250  5.500%, 7/01/13                                                                                      7/03 at 102.00

      11,400 Intermountain Power Agency, Utah, Power Supply Revenue Bonds, Series 2003A Refunding,                 7/13 at 100.00
              5.000%, 7/01/18 - FSA Insured

         680 Layton, Utah, Industrial Development Revenue Bonds, C.D.I. Ltd. Project - K-Mart Guaranteed,          6/03 at 100.00
              8.750%, 6/01/05

         290 Salt Lake County, Utah, College Revenue Bonds, Westminster College of Salt Lake City Project,        10/07 at 101.00
              Series 1997, 5.200%, 10/01/09

             Utah Associated Municipal Power System, Revenue Bonds, Payson Power Project, Series 2003A:
       2,500  5.000%, 4/01/21 - FSA Insured                                                                        4/13 at 100.00
       2,385  5.000%, 4/01/22 - FSA Insured                                                                        4/13 at 100.00
----------------------------------------------------------------------------------------------------------------------------------
             Virgin Islands - 0.1%

         385 Virgin Islands Port Authority, Airport Revenue Bonds, Refunding Series 1998A, 4.500%, 9/01/05         9/03 at 100.00
              (Alternative Minimum Tax)

       1,000 Virgin Islands Water and Power Authority, Electric System Revenue and Refunding Bonds,                7/08 at 101.00
              1998 Series, 5.250%, 7/01/09
----------------------------------------------------------------------------------------------------------------------------------
             Virginia - 0.7%

         500 Pocahontas Parkway Association, Virginia, Route 895 Connector Toll Road Senior Lien Revenue Bonds,      No Opt. Call
              Series 1998A, 5.250%, 8/15/07

         555 Prince William County Park Authority, Virginia, Park Facilities Revenue Refunding and Improvement    10/09 at 101.00
              Bonds, Series 1999, 5.375%, 10/15/11

      18,285 Virginia Housing Development Authority, Multifamily Housing Bonds, Series 1993C, 5.550%, 5/01/08      5/03 at 102.00

                                                                                                                    Market
Description                                                                                          Ratings**       Value
--------------------------------------------------------------------------------------------------------------------------
Texas (continued)

Harris County Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Saint Luke's       AAA $ 7,222,110
 Episcopal Hospital Project, Series 1991A, 6.750%, 2/15/21

City of Houston Water and Sewer System, Texas, Junior Lien Revenue Forward Refunding Bonds,                AAA   6,945,480
 Series 2002B, 5.750%, 12/01/15 - AMBAC Insured

City of Houston Water and Sewer System, Texas, Junior Lien Revenue Refunding Bonds, Series 1998A,          AAA   6,131,148
 0.000%, 12/01/22 - FSA Insured

City of Houston Water and Sewer System, Texas, Junior Lien Revenue Refunding Bonds, Series 2001A,          AAA  11,271,900
 5.500%, 12/01/14 - FSA Insured

Jefferson County, Texas, Health Facilities Development Corporation, FHA-Insured Mortgage Revenue           AAA  10,461,600
 Bonds, Baptist Hospital of Southeast Texas, Series 2001, 5.500%, 8/15/41 - AMBAC Insured

Sam Rayburn Municipal Power Agency, Texas, Power Supply System Revenue Refunding Bonds,
Series 2002A:
 6.000%, 10/01/16                                                                                        Baa2   9,258,799
 6.000%, 10/01/21                                                                                        Baa2   9,591,278

Texas Public Finance Authority, General Obligation Bonds, Series 1997 Refunding, 5.000%, 10/01/15          Aa1   4,414,593

State of Texas, General Obligation Bonds, Series 2002A, 5.400%, 8/01/32 (Alternative Minimum Tax)          Aa1   2,184,274

Texas Department of Housing and Community Affairs, Multifamily Housing Revenue Bonds, NHP-                   A     547,674
 Foundation - Asmara Project, Series 1996A, 5.800%, 1/01/06

Texas Water Development Board, State Revolving Fund, Senior Lien Revenue Bonds, Series 1993,               AAA  17,501,880
 5.250%, 7/15/15

Tomball Hospital Authority, Texas, Hospital Revenue Bonds, Series 1999, Tomball Regional Hospital,        Baa2   1,186,548
 5.500%, 7/01/09
--------------------------------------------------------------------------------------------------------------------------
Utah - 1.1%

Intermountain Power Agency, Utah, Power Supply Revenue Refunding Bonds, 1997 Series B,                     AAA   5,624,050
 5.750%, 7/01/19 - MBIA Insured

Intermountain Power Agency, Utah, Power Supply Revenue Refunding Bonds, 1993 Series A:
 5.500%, 7/01/13 (Pre-refunded to 7/01/03)                                                              A+***   3,133,509
 5.500%, 7/01/13                                                                                        A+***   5,392,170

Intermountain Power Agency, Utah, Power Supply Revenue Bonds, Series 2003A Refunding,                      AAA  12,191,730
 5.000%, 7/01/18 - FSA Insured

Layton, Utah, Industrial Development Revenue Bonds, C.D.I. Ltd. Project - K-Mart Guaranteed,               N/R     410,720
 8.750%, 6/01/05

Salt Lake County, Utah, College Revenue Bonds, Westminster College of Salt Lake City Project,              BBB     309,126
 Series 1997, 5.200%, 10/01/09

Utah Associated Municipal Power System, Revenue Bonds, Payson Power Project, Series 2003A:
 5.000%, 4/01/21 - FSA Insured                                                                            AAA   2,614,325
 5.000%, 4/01/22 - FSA Insured                                                                            AAA   2,480,448
--------------------------------------------------------------------------------------------------------------------------
Virgin Islands - 0.1%

Virgin Islands Port Authority, Airport Revenue Bonds, Refunding Series 1998A, 4.500%, 9/01/05              BBB     387,472
 (Alternative Minimum Tax)

Virgin Islands Water and Power Authority, Electric System Revenue and Refunding Bonds,                     N/R   1,073,460
 1998 Series, 5.250%, 7/01/09
--------------------------------------------------------------------------------------------------------------------------
Virginia - 0.7%

Pocahontas Parkway Association, Virginia, Route 895 Connector Toll Road Senior Lien Revenue Bonds,        Baa3     438,095
 Series 1998A, 5.250%, 8/15/07

Prince William County Park Authority, Virginia, Park Facilities Revenue Refunding and Improvement           A3     612,309
 Bonds, Series 1999, 5.375%, 10/15/11

Virginia Housing Development Authority, Multifamily Housing Bonds, Series 1993C, 5.550%, 5/01/08           AA+  18,599,685

----
50

   Principal
Amount (000) Description
-------------------------------------------------------------------------------------------------------------------
             Washington - 6.4%

$      3,990 Public Utility District No. 1 of Chelan County, Washington, Rocky Reach Hydro-Electric System Revenue
              Bonds, Series 1968, 5.125%, 7/01/23

       7,500 Public Utility District No. 1 of Douglas County, Washington, Wells Hydro-Electric Revenue Bonds,
              Series 1963, 4.000%, 9/01/18

       1,175 Public Utility District No. 2 of Pacific County, Washington, Electric Revenue Bonds, Series 1994,
              6.150%, 5/01/14 (Pre-refunded to 5/01/04) - MBIA Insured

             City of Seattle, Washington, Municipal Light and Power Revenue Bonds, Senior Lien Series 1993:
         820   5.375%, 11/01/18 (Pre-refunded to 11/01/03)
       3,695   5.375%, 11/01/18

       7,000 Tobacco Settlement Authority, Washington, Tobacco Settlement Asset-Backed Revenue Bonds,
              Series 2002, 6.500%, 6/01/26

       4,725 State of Washington, General Obligation Bonds, Series R-03A Refunding, 5.000%, 1/01/18 - MBIA
              Insured

             Washington Public Power Supply System, Nuclear Project No. 1 Refunding Revenue Bonds,
             Series 1993A:
       1,650   7.000%, 7/01/07
      12,610   7.000%, 7/01/07
      18,500   5.750%, 7/01/13 (Pre-refunded to 7/01/03)
      12,260  5.700%, 7/01/17 - MBIA Insured

       5,000 Washington Public Power Supply System, Nuclear Project No. 1 Refunding Revenue Bonds,
              Series 1989B, 7.125%, 7/01/16

       7,805 Washington Public Power Supply System, Nuclear Project No. 1 Refunding Revenue Bonds,
              Series 1993B, 7.000%, 7/01/09

      10,000 Washington Public Power Supply System, Nuclear Project No. 1 Refunding Revenue Bonds,
              Series 1993C, 5.375%, 7/01/15

       8,835 Washington Public Power Supply System, Nuclear Project No. 3 Refunding Revenue Bonds,
              Series 1993B, 5.700%, 7/01/18

             Washington Public Power Supply System, Nuclear Project No. 3 Refunding Revenue Bonds,
             Series 1993C:
       9,180  5.300%, 7/01/10
      51,070  5.375%, 7/01/15
      11,745  5.500%, 7/01/18
-------------------------------------------------------------------------------------------------------------------
             Wisconsin - 5.4%

       5,000 Madison, Wisconsin, Industrial Development Revenue Refunding Bonds, Madison Gas & Electric
              Company Projects, Series 2002A, 5.875%, 10/01/34 (Alternative Minimum Tax)

       3,665 Wisconsin Housing and Economic Development Authority, Insured Mortgage Revenue Refunding Bonds,
              1977 Series A, 5.800%, 6/01/17

      10,000 Wisconsin Housing and Economic Development Authority, Home Ownership Revenue Bonds,
              1998 Series, 5.500%, 9/01/27 (Alternative Minimum Tax)

       3,545 Wisconsin Housing and Economic Development Authority, Home Ownership Revenue Bonds,
              2002 Series, 5.300%, 9/01/18

      30,325 Wisconsin Housing and Economic Development Authority, Housing Revenue Bonds,
              1993 Series C, 5.800%, 11/01/13

       7,695 State of Wisconsin, Petroleum Inspection Fee Revenue Bonds, 2000 Series A, 5.500%, 7/01/03

       4,060 Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Series 1994A, Froedtert
              Memorial Lutheran Hospital, Inc., 5.875%, 10/01/13 - MBIA Insured

      17,000 Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Series 1993, Aurora Health Care
              Obligated Group, 5.250%, 8/15/23 - MBIA Insured

      31,000 Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Series 1996, Aurora Medical
              Group, Inc. Project, 5.750%, 11/15/25 - FSA Insured

                                                                                                        Optional Call
Description                                                                                               Provisions* Ratings**
--------------------------------------------------------------------------------------------------------------------------------
Washington - 6.4%

Public Utility District No. 1 of Chelan County, Washington, Rocky Reach Hydro-Electric System Revenue  7/03 at 100.00        AA
 Bonds, Series 1968, 5.125%, 7/01/23

Public Utility District No. 1 of Douglas County, Washington, Wells Hydro-Electric Revenue Bonds,       9/03 at 100.50        AA
 Series 1963, 4.000%, 9/01/18

Public Utility District No. 2 of Pacific County, Washington, Electric Revenue Bonds, Series 1994,      5/04 at 100.00       AAA
 6.150%, 5/01/14 (Pre-refunded to 5/01/04) - MBIA Insured

City of Seattle, Washington, Municipal Light and Power Revenue Bonds, Senior Lien Series 1993:
  5.375%, 11/01/18 (Pre-refunded to 11/01/03)                                                         11/03 at 101.00    Aa3***
  5.375%, 11/01/18                                                                                    11/03 at 101.00       Aa3

Tobacco Settlement Authority, Washington, Tobacco Settlement Asset-Backed Revenue Bonds,               6/13 at 100.00        A-
 Series 2002, 6.500%, 6/01/26

State of Washington, General Obligation Bonds, Series R-03A Refunding, 5.000%, 1/01/18 - MBIA          1/12 at 100.00       AAA
 Insured

Washington Public Power Supply System, Nuclear Project No. 1 Refunding Revenue Bonds,
Series 1993A:
  7.000%, 7/01/07                                                                                        No Opt. Call       Aa1
  7.000%, 7/01/07                                                                                        No Opt. Call    Aa1***
  5.750%, 7/01/13 (Pre-refunded to 7/01/03)                                                            7/03 at 102.00    Aa1***
 5.700%, 7/01/17 - MBIA Insured                                                                       7/03 at 102.00       AAA

Washington Public Power Supply System, Nuclear Project No. 1 Refunding Revenue Bonds,                    No Opt. Call       Aa1
 Series 1989B, 7.125%, 7/01/16

Washington Public Power Supply System, Nuclear Project No. 1 Refunding Revenue Bonds,                    No Opt. Call       Aa1
 Series 1993B, 7.000%, 7/01/09

Washington Public Power Supply System, Nuclear Project No. 1 Refunding Revenue Bonds,                  7/03 at 102.00       Aa1
 Series 1993C, 5.375%, 7/01/15

Washington Public Power Supply System, Nuclear Project No. 3 Refunding Revenue Bonds,                  7/03 at 102.00       Aa1
 Series 1993B, 5.700%, 7/01/18

Washington Public Power Supply System, Nuclear Project No. 3 Refunding Revenue Bonds,
Series 1993C:
 5.300%, 7/01/10                                                                                      7/03 at 102.00       Aa1
 5.375%, 7/01/15                                                                                      7/03 at 102.00       Aa1
 5.500%, 7/01/18                                                                                      7/03 at 102.00       Aa1
--------------------------------------------------------------------------------------------------------------------------------
Wisconsin - 5.4%

Madison, Wisconsin, Industrial Development Revenue Refunding Bonds, Madison Gas & Electric             4/12 at 100.00       AA-
 Company Projects, Series 2002A, 5.875%, 10/01/34 (Alternative Minimum Tax)

Wisconsin Housing and Economic Development Authority, Insured Mortgage Revenue Refunding Bonds,          No Opt. Call     AA***
 1977 Series A, 5.800%, 6/01/17

Wisconsin Housing and Economic Development Authority, Home Ownership Revenue Bonds,                    9/08 at 101.50        AA
 1998 Series, 5.500%, 9/01/27 (Alternative Minimum Tax)

Wisconsin Housing and Economic Development Authority, Home Ownership Revenue Bonds,                    9/11 at 100.00        AA
 2002 Series, 5.300%, 9/01/18

Wisconsin Housing and Economic Development Authority, Housing Revenue Bonds,                          12/03 at 102.00        AA
 1993 Series C, 5.800%, 11/01/13

State of Wisconsin, Petroleum Inspection Fee Revenue Bonds, 2000 Series A, 5.500%, 7/01/03               No Opt. Call       AA-

Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Series 1994A, Froedtert         10/04 at 102.00       AAA
 Memorial Lutheran Hospital, Inc., 5.875%, 10/01/13 - MBIA Insured

Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Series 1993, Aurora Health Care  8/03 at 102.00       AAA
 Obligated Group, 5.250%, 8/15/23 - MBIA Insured

Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Series 1996, Aurora Medical      5/06 at 102.00       AAA
 Group, Inc. Project, 5.750%, 11/15/25 - FSA Insured

                                                                                                           Market
Description                                                                                                 Value
-----------------------------------------------------------------------------------------------------------------
Washington - 6.4%

Public Utility District No. 1 of Chelan County, Washington, Rocky Reach Hydro-Electric System Revenue $ 3,991,796
 Bonds, Series 1968, 5.125%, 7/01/23

Public Utility District No. 1 of Douglas County, Washington, Wells Hydro-Electric Revenue Bonds,        7,488,600
 Series 1963, 4.000%, 9/01/18

Public Utility District No. 2 of Pacific County, Washington, Electric Revenue Bonds, Series 1994,       1,234,279
 6.150%, 5/01/14 (Pre-refunded to 5/01/04) - MBIA Insured

City of Seattle, Washington, Municipal Light and Power Revenue Bonds, Senior Lien Series 1993:
  5.375%, 11/01/18 (Pre-refunded to 11/01/03)                                                             845,789
  5.375%, 11/01/18                                                                                      3,798,386

Tobacco Settlement Authority, Washington, Tobacco Settlement Asset-Backed Revenue Bonds,                6,345,710
 Series 2002, 6.500%, 6/01/26

State of Washington, General Obligation Bonds, Series R-03A Refunding, 5.000%, 1/01/18 - MBIA           5,016,438
 Insured

Washington Public Power Supply System, Nuclear Project No. 1 Refunding Revenue Bonds,
Series 1993A:
  7.000%, 7/01/07                                                                                       1,946,852
  7.000%, 7/01/07                                                                                      15,049,909
  5.750%, 7/01/13 (Pre-refunded to 7/01/03)                                                            19,015,040
 5.700%, 7/01/17 - MBIA Insured                                                                       12,588,691

Washington Public Power Supply System, Nuclear Project No. 1 Refunding Revenue Bonds,                   6,507,850
 Series 1989B, 7.125%, 7/01/16

Washington Public Power Supply System, Nuclear Project No. 1 Refunding Revenue Bonds,                   9,470,119
 Series 1993B, 7.000%, 7/01/09

Washington Public Power Supply System, Nuclear Project No. 1 Refunding Revenue Bonds,                  10,219,600
 Series 1993C, 5.375%, 7/01/15

Washington Public Power Supply System, Nuclear Project No. 3 Refunding Revenue Bonds,                   9,030,695
 Series 1993B, 5.700%, 7/01/18

Washington Public Power Supply System, Nuclear Project No. 3 Refunding Revenue Bonds,
Series 1993C:
 5.300%, 7/01/10                                                                                       9,390,222
 5.375%, 7/01/15                                                                                      52,191,497
 5.500%, 7/01/18                                                                                      12,000,219
-----------------------------------------------------------------------------------------------------------------
Wisconsin - 5.4%

Madison, Wisconsin, Industrial Development Revenue Refunding Bonds, Madison Gas & Electric              5,208,150
 Company Projects, Series 2002A, 5.875%, 10/01/34 (Alternative Minimum Tax)

Wisconsin Housing and Economic Development Authority, Insured Mortgage Revenue Refunding Bonds,         4,164,943
 1977 Series A, 5.800%, 6/01/17

Wisconsin Housing and Economic Development Authority, Home Ownership Revenue Bonds,                    10,334,200
 1998 Series, 5.500%, 9/01/27 (Alternative Minimum Tax)

Wisconsin Housing and Economic Development Authority, Home Ownership Revenue Bonds,                     3,687,580
 2002 Series, 5.300%, 9/01/18

Wisconsin Housing and Economic Development Authority, Housing Revenue Bonds,                           31,161,667
 1993 Series C, 5.800%, 11/01/13

State of Wisconsin, Petroleum Inspection Fee Revenue Bonds, 2000 Series A, 5.500%, 7/01/03              7,750,173

Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Series 1994A, Froedtert           4,340,668
 Memorial Lutheran Hospital, Inc., 5.875%, 10/01/13 - MBIA Insured

Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Series 1993, Aurora Health Care  17,190,400
 Obligated Group, 5.250%, 8/15/23 - MBIA Insured

Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Series 1996, Aurora Medical      33,655,770
 Group, Inc. Project, 5.750%, 11/15/25 - FSA Insured

----
51

Portfolio of Investments
NUVEEN INTERMEDIATE DURATION MUNICIPAL BOND FUND (continued)
April 30, 2003

   Principal                                            Optional Call                   Market
Amount (000) Description                                  Provisions* Ratings**          Value
----------------------------------------------------------------------------------------------
             Wisconsin (continued)

  $   26,800 Wisconsin Health and Educational          8/07 at 102.00       AAA $   27,400,856
              Facilities Authority, Revenue Bonds,
              Series 1997, Aurora Health Care, Inc.,
              5.250%, 8/15/27 - MBIA Insured

         750 Wisconsin Health and Educational         10/07 at 101.00       BBB        788,715
              Facilities Authority, Revenue Bonds,
              Series 1998, Carroll College, Inc.
              Project, 5.000%, 10/01/09

      10,000 Wisconsin Health and Educational          2/12 at 101.00       AAA     10,304,200
              Facilities Authority, Revenue Bonds,
              Ministry Health Care Inc.,
              Series 2002A, 5.250%, 2/15/32 - MBIA
              Insured
----------------------------------------------------------------------------------------------
             Wyoming - 0.1%

       3,000 Wyoming Community Development             6/11 at 100.00        AA      3,108,232
              Authority, Housing Revenue Bonds, 2001
              Series 1, 5.375%, 6/01/22 (Alternative
              Minimum Tax)
----------------------------------------------------------------------------------------------
  $2,827,610 Total Long-Term Investments (cost                                   2,859,760,797
              $2,687,726,998) - 98.3%
----------------------------------------------------------------------------------------------
------------
             Short-Term Investments - 1.0%

       9,000 Capital Projects Finance Authority,                         VMIG-1      9,000,000
              Florida, Variable Rate Demand Bonds,
              Continuing Care Retirement Community,
              Glenridge on Palmer Ranch, Series
              2002C, 1.350%, 6/01/12+

       3,000 Clarksville Public Building Authority,                      VMIG-1      3,000,000
              Tennessee, Municipal Bond Fund Pooled
              Financing, Series 2003, Variable Rate
              Demand Obligations, 1.400%, 1/01/33+

       4,000 Michigan Strategic Fund, Variable Rate                         A-1      4,000,000
              Demand Limited Obligation Revenue
              Bonds, Series 2001A, Detroit Symphony
              Orchestra Project, 1.350%, 6/01/31+

       2,400 Health and Educational Facilities                           VMIG-1      2,400,000
              Authority of Missouri, Health
              Facilities Revenue Bonds, Series
              2001A, Variable Rate Demand Bonds,
              Bethesda Health Group, 1.400%, 8/01/31+

       5,775 Health and Educational Facilities                           VMIG-1      5,775,000
              Authority of Missouri, Educational
              Facilities Revenue Bonds, St. Louis
              University, Series 2002, Variable Rate
              Demand Obligations, 1.400%, 7/01/32+

       6,000 New York City Transitional Finance                            A-1+      6,000,000
              Authority, New York, Future Tax
              Secured Bonds, Fiscal 1998, Variable
              Rate Demand Obligations, 1.400%,
              5/01/28+
----------------------------------------------------------------------------------------------
  $   30,175 Total Short-Term Investments (cost                                     30,175,000
              $30,175,000)
----------------------------------------------------------------------------------------------
------------
             Total Investments (cost $2,717,901,998)                             2,889,935,797
              - 99.3%
             ---------------------------------------------------------------------------------
             Other Assets Less Liabilities - 0.7%                                   21,444,731
             ---------------------------------------------------------------------------------
             Net Assets - 100%                                                  $2,911,380,528
             ---------------------------------------------------------------------------------

           * Optional Call Provisions (not covered by the report of independent accountants): Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
           ** Ratings (not covered by the report of independent accountants):
              Using the higher of Standard & Poor's or Moody's rating.
          *** Securities are backed by an escrow or trust containing sufficient
              U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.
           # On December 9, 2002, UAL Corporation, the holding company of United Air Lines, Inc., filed for federal bankruptcy protection. The Adviser determined that it was likely United would not remain current on their interest payment obligations with respect to these bonds and thus has stopped accruing interest.
          N/R Investment is not rated.
        (DD)  Security purchased on a delayed delivery basis.
        (WI)  Security purchased on a when-issued basis.
           + Security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.


                                See accompanying notes to financial statements.

----
52

Portfolio of Investments
NUVEEN LIMITED TERM MUNICIPAL BOND FUND
April 30, 2003


   Principal                                               Optional Call                Market
Amount (000) Description                                     Provisions* Ratings**       Value
----------------------------------------------------------------------------------------------
             Alabama - 1.8%

    $  3,815 Alabama 21st Century Authority, Tobacco     12/11 at 101.00        A1 $ 3,506,138
              Settlement Revenue Bonds, Series 2001,
              5.500%, 12/01/12

       5,700 Cullman Medical Clinic Board, Alabama,       8/03 at 102.00      Baa2   5,774,841
              Revenue Bonds, Cullman Regional Medical
              Center, Series 1993A Refunding, 6.500%,
              2/15/13

       5,000 Jefferson County, Alabama, Sewer Revenue     2/09 at 101.00       AAA   5,843,750
              Capital Improvement Warrants, Series
              1999-A, 5.750%, 2/01/38 (Pre-refunded to
              2/01/09) - FGIC Insured
----------------------------------------------------------------------------------------------
             Alaska - 0.2%

       1,250 Alaska Student Loan Corporation, Student       No Opt. Call       AAA   1,350,600
              Loan Revenue Bonds, 1997 Series A,
              5.200%, 7/01/06 (Alternative Minimum Tax)
              - AMBAC Insured
----------------------------------------------------------------------------------------------
             Arizona - 1.3%

       2,380 Arizona Educational Loan Marketing             No Opt. Call       AAA   2,413,772
              Corporation, Educational Loan Senior Lien
              Revenue Bonds, 2000 Series A-3, 3.700%,
              3/01/09 (Alternative Minimum Tax)

       3,730 Arizona Transportation Board, Highway          No Opt. Call       AAA   4,189,611
              Revenue Bonds, Series 2003A, 5.000%,
              7/01/09 (WI, settling 5/22/03)

       2,000 City of Tucson, Arizona, General               No Opt. Call       AAA   2,168,140
              Obligation Refunding Bonds, Series 1995,
              5.375%, 7/01/05 - FGIC Insured

       2,000 Yavapai County Industrial Development          No Opt. Call       BBB   2,015,480
              Authority, Arizona, Solid Waste Disposal
              Revenue Bonds, Waste Management Inc.
              Project, Series 2003B, 4.450%, 3/01/28
              (Alternative Minimum Tax) (Mandatory put
              3/01/08)
----------------------------------------------------------------------------------------------
             Arkansas - 0.8%

       1,035 Arkansas Development Finance Authority,      8/03 at 101.00        AA   1,058,515
              Single Family Mortgage Revenue Refunding
              Bonds, 1991 Series A, FHA-Insured or VA
              Guaranteed Mortgage Loans, 8.000%, 8/15/11

             Sebastian County, Arkansas, Sparks
             Regional Medical Center, Public Health
             Facilities Board Hospital Revenue
             Improvement Bonds, Series 2001A:
       1,620  5.500%, 11/01/11                              No Opt. Call        A2   1,766,011
       3,415  5.500%, 11/01/12                           11/11 at 101.00        A2   3,727,541
----------------------------------------------------------------------------------------------
             California - 3.9%

      11,750 California Higher Education Loan               No Opt. Call        A2  12,527,498
              Authority, Inc., Student Loan Revenue
              Refunding Bonds, Subordinate 1994 Series
              D, 6.500%, 6/01/05 (Alternative Minimum
              Tax)

             California Department of Water Resources,
             Power Supply Revenue Bonds, Series 2002A:
       1,000  5.500%, 5/01/06                               No Opt. Call        A3   1,096,760
       5,000  5.500%, 5/01/07                               No Opt. Call        A3   5,560,300
       3,000  5.500%, 5/01/08                               No Opt. Call        A3   3,357,090

       2,000 California Statewide Communities               No Opt. Call       N/R   2,034,760
              Development Authority, Certificates of
              Participation, Rio Bravo Fresno Project,
              Series 1999A Refunding, 5.600%, 12/01/03

       5,000 California Statewide Communities               No Opt. Call      BBB+   5,358,050
              Development Authority, Multifamily
              Housing Refunding Bonds, Archstone
              Oakridge Apartments, Issue 1999E,
              Archstone Communities Trust, 5.300%,
              6/01/29 (Mandatory put 6/01/08)

       1,250 Long Beach Aquarium of the Pacific,            No Opt. Call       AAA   1,317,062
              California, Revenue Bonds, Aquarium of
              the Pacific Project, 1995 Series A,
              5.750%, 7/01/05

             Sacramento Cogeneration Authority,
             California, Cogeneration Project Revenue
             Bonds, Procter & Gamble Project, 1995
             Series:
         500  6.000%, 7/01/03                               No Opt. Call       BBB     503,840
         500  7.000%, 7/01/04                               No Opt. Call       BBB     531,175

         950 Taft Public Financing Authority,               No Opt. Call        A2   1,002,687
              California, Lease Revenue Bonds, 1997
              Series A, Community Correctional Facility
              Acquisition Project, 5.500%, 1/01/06
----------------------------------------------------------------------------------------------
             Colorado - 3.5%

       9,000 E-470 Public Highway Authority, Arapahoe      8/05 at 95.92       AAA   8,332,470
              County, Colorado, Capital Improvement
              Trust Fund Highway Revenue Bonds, E-470
              Project, Senior Series C, 0.000%, 8/31/06
              (Pre-refunded to 8/31/05)

       5,000 Central Platte Valley Metropolitan             No Opt. Call       A-1   5,387,900
              District, Colorado, General Obligation
              Bonds, Series 2001A Refunding, 5.000%,
              12/01/31 (Mandatory put 12/01/09)

----
53

Portfolio of Investments
NUVEEN LIMITED TERM MUNICIPAL BOND FUND (continued)
April 30, 2003

   Principal                                               Optional Call                Market
Amount (000) Description                                     Provisions* Ratings**       Value
----------------------------------------------------------------------------------------------
             Colorado (continued)

    $    915 Colorado Health Facilities Authority,          No Opt. Call      BBB+ $   962,058
              Revenue Bonds, Series 1995, Covenant
              Retirement Communities Inc., 5.650%,
              12/01/04

             Colorado Health Facilities Authority,
             Hospital Revenue Bonds, Parkview Medical
             Center, Inc. Project, Series 2001:
         660  5.300%, 9/01/07                               No Opt. Call      Baa1     713,308
         690  5.400%, 9/01/08                               No Opt. Call      Baa1     746,918
         830  5.500%, 9/01/09                               No Opt. Call      Baa1     900,575

       3,500 City and County of Denver, Colorado,           No Opt. Call       AAA   3,796,975
              Airport System Revenue Refunding Bonds,
              Series 2002E, 5.000%, 11/15/10
              (Alternative Minimum Tax) - FGIC Insured

       2,975 City and County of Denver, Colorado,           No Opt. Call       AAA   3,161,295
              Airport System Revenue Bonds, Series
              1996A, 5.750%, 11/15/04 (Alternative
              Minimum Tax) - MBIA Insured

       5,000 City and County of Denver, Colorado,        11/06 at 101.00       AAA   5,502,300
              Airport System Revenue Bonds, Series
              1996C, 5.375%, 11/15/07 (Alternative
              Minimum Tax) - MBIA Insured

         595 Eagle County Air Terminal Corporation,         No Opt. Call       N/R     586,254
              Colorado, Airport Terminal Project
              Revenue Bonds, Series 1996, 6.750%,
              5/01/06 (Alternative Minimum Tax)
----------------------------------------------------------------------------------------------
             Connecticut - 0.9%

       1,000 City of Bridgeport, Connecticut, General       No Opt. Call       AAA   1,101,220
              Obligation Refunding Bonds, Series 1996A,
              6.000%, 9/01/05 - AMBAC Insured

         600 Connecticut Health and Educational             No Opt. Call      Baa1     603,702
              Facilities Authority, Revenue Bonds,
              Quinnipiac College Issue, Series D,
              5.625%, 7/01/03

         850 Connecticut Health and Educational             No Opt. Call       BBB     910,095
              Facilities Authority, Revenue Bonds,
              Hospital for Special Care Issue, Series
              B, 5.125%, 7/01/07

             Connecticut Development Authority, First
             Mortgage Gross Revenue Healthcare Project
             Refunding Bonds, Church Homes, Inc.,
             Congregational Avery Heights Project, 1997
             Series:
         330  5.100%, 4/01/04                               No Opt. Call       BBB     333,069
         900  5.200%, 4/01/05                               No Opt. Call       BBB     913,680
         935  5.300%, 4/01/06                               No Opt. Call       BBB     948,801

       3,000 Housing Authority of the City of Stamford,     No Opt. Call      BBB+   2,994,060
              Connecticut, Multifamily Housing Revenue
              Refunding Bonds, Fairfield Apartments
              Project, Series 1998, 4.750%, 12/01/28
              (Alternative Minimum Tax) (Mandatory put
              12/01/08)
----------------------------------------------------------------------------------------------
             Delaware - 0.5%

       2,000 Delaware Economic Development Authority,       No Opt. Call        A3   2,060,340
              Pollution Control Refunding Revenue
              Bonds, Delmarva Power & Light Company
              Project, Series 2000C, 5.500%, 7/01/25
              (Mandatory put 7/01/10)

       2,155 Delaware Economic Development Authority,       No Opt. Call        A3   2,243,635
              Pollution Control Refunding Revenue
              Bonds, Delmarva Power & Light Company
              Project, Series 2000D, 5.650%, 7/01/28
              (Alternative Minimum Tax) (Mandatory put
              7/01/10)
----------------------------------------------------------------------------------------------
             District of Columbia - 0.8%

       7,090 District of Columbia Tobacco Settlement        No Opt. Call        A-   6,842,488
              Financing Corporation, Tobacco Settlement
              Asset-Backed Bonds, Series 2001, 6.000%,
              5/15/11
----------------------------------------------------------------------------------------------
             Florida - 2.9%

       1,970 Dade County, Florida, Resource Recovery        No Opt. Call       AAA   2,212,133
              Facility Revenue Bonds, Series 1996
              Refunding, 6.000%, 10/01/06 (Alternative
              Minimum Tax) - AMBAC Insured

      10,000 Florida Department of Environmental          7/09 at 101.00       AAA  11,314,700
              Protection, Preservation 2000 Revenue
              Bonds, Series 1999A, 5.375%, 7/01/10 -
              FGIC Insured

       5,000 Hillsborough County Aviation Authority,        No Opt. Call       AAA   5,558,250
              Florida, Tampa International Airport
              Revenue Bonds, Series 2003A, 5.250%,
              10/01/09 (Alternative Minimum Tax) - MBIA
              Insured

       4,940 Housing Finance Authority of Polk County,    7/05 at 101.00       AAA   5,274,487
              Florida, Multifamily Housing Revenue
              Bonds, Winter Oaks Apartments Project,
              Series 1997A, 5.250%, 7/01/22 (Mandatory
              put 7/01/07)

         465 Sanford Airport Authority, Florida,            No Opt. Call       N/R     462,642
              Industrial Development Revenue Bonds,
              Central Florida Terminals Inc. Project,
              Series 1995A, 7.300%, 5/01/04
              (Alternative Minimum Tax)

----
54

   Principal                                              Optional Call               Market
Amount (000) Description                                    Provisions* Ratings**      Value
--------------------------------------------------------------------------------------------
             Georgia - 0.4%

    $  3,000 City of Atlanta, Georgia, Airport             No Opt. Call       AAA $3,366,210
              Facilities Revenue Refunding Bonds,
              Series 1996, 6.500%, 1/01/06 - AMBAC
              Insured
--------------------------------------------------------------------------------------------
             Illinois - 4.3%

         685 Village of Channahon, Illinois, Revenue       No Opt. Call      BBB+    707,591
              Refunding Bonds, Series 1999, Morris
              Hospital, 5.000%, 12/01/04

             Board of Education of the City of Chicago,
             Illinois, General Obligation Bonds, Series
             2003A:
       2,105  5.250%, 12/01/12 - MBIA Insured              No Opt. Call       AAA  2,387,512
       1,895  5.250%, 12/01/13 - MBIA Insured            6/13 at 100.00       AAA  2,139,815

       4,275 Chicago Housing Authority, Illinois,          No Opt. Call     AA***  4,688,948
              Capital Program Revenue Bonds, Series
              2001, 5.000%, 7/01/08

       5,000 City of Chicago, Illinois, Chicago O'Hare     No Opt. Call        Ca  1,287,500
              International Airport, Special Facility
              Revenue Bonds, United Air Lines, Inc.
              Project, Series 2001A, 5.800%, 11/01/35
              (Alternative Minimum Tax) (Mandatory put
              5/01/07)#

       2,000 Public Building Commission of Chicago,        No Opt. Call       AAA  2,224,920
              Illinois, Building Revenue Bonds, Chicago
              Transit Authority, Series 2003, 5.000%,
              3/01/08 - AMBAC Insured

       7,500 Granite City, Illinois, Waste Disposal        No Opt. Call       BBB  7,756,050
              Revenue Bonds, Waste Management Inc.
              Project, Series 2002, 5.000%, 5/01/27
              (Alternative Minimum Tax) (Mandatory put
              5/01/05)

             Illinois Development Finance Authority,
             Revenue Bonds, City of East Saint Louis
             Project Refunding, Series 2003:
       1,135  5.000%, 11/15/11 - XLCA Insured              No Opt. Call       AAA  1,249,885
       1,030  5.000%, 11/15/12 - XLCA Insured              No Opt. Call       AAA  1,133,155

       1,500 Illinois Health Facilities Authority,         No Opt. Call         A  1,621,185
              Revenue Refunding Bonds, Series 1996B,
              Sarah Bush Lincoln Health Center, 5.500%,
              2/15/06

       2,000 Illinois Health Facilities Authority,         No Opt. Call      Baa1  2,163,500
              Revenue Bonds, Loyola University Health
              System, Series 2001A, 5.750%, 7/01/11

       1,350 State of Illinois, General Obligation         No Opt. Call        AA  1,507,437
              Bonds, Illinois FIRST, Series 2002,
              5.000%, 10/01/07

             State of Illinois, Sales Tax Revenue
             Bonds, Illinois FIRST, Series 2002:
       3,000  5.000%, 6/15/08                              No Opt. Call       AAA  3,356,580
       4,000  5.000%, 6/15/09                              No Opt. Call       AAA  4,482,960
--------------------------------------------------------------------------------------------
             Indiana - 2.6%

       4,000 Avon Community School Building              7/04 at 101.00       AAA  4,243,120
              Corporation, Hendricks County, Indiana,
              First Mortgage Bonds, Series 1994,
              5.500%, 1/01/16 (Pre-refunded to 7/01/04)
              - MBIA Insured

             City of Goshen, Indiana, Revenue Refunding
             Bonds, Series 1998, Greencroft Obligated
             Group:
         715  5.150%, 8/15/05                              No Opt. Call       N/R    722,143
         790  5.250%, 8/15/07                              No Opt. Call       N/R    788,649
         680  5.300%, 8/15/08                              No Opt. Call       N/R    674,750
         775  5.350%, 8/15/09                            8/08 at 101.00       N/R    759,554

       1,075 Indiana Bond Bank, Special Program Bonds,     No Opt. Call        A+  1,104,390
              Hendricks County Redevelopment Authority,
              Pittboro Project, Series 1997B, 5.400%,
              2/01/04

       3,800 Indiana Municipal Power Agency, Power         No Opt. Call       AAA  4,273,290
              Supply System Revenue Bonds, Series 2003B
              Refunding, 5.250%, 1/01/13 - MBIA Insured

       4,150 City of Rockport, Indiana, Pollution          No Opt. Call       BBB  4,244,745
              Control Revenue Refunding Project,
              Indiana Michigan Power Company Project,
              Series 2002A, 4.900%, 6/01/25 (Mandatory
              put 6/01/07)

       5,000 Sullivan, Indiana, Pollution Control        5/03 at 102.00      BBB+  5,107,050
              Revenue Refunding Bonds, Series 1993C,
              Indiana Michigan Power Company Project,
              5.950%, 5/01/09
--------------------------------------------------------------------------------------------
             Iowa - 0.3%

             Tobacco Settlement Authority, Iowa,
             Tobacco Settlement Asset-Backed Revenue
             Bonds, Series 2001B:
       1,955  5.500%, 6/01/11                              No Opt. Call        A-  1,825,833
       1,025  5.500%, 6/01/12                            6/11 at 101.00        A-    945,173

----
55

Portfolio of Investments
NUVEEN LIMITED TERM MUNICIPAL BOND FUND (continued)
April 30, 2003

   Principal                                               Optional Call                Market
Amount (000) Description                                     Provisions* Ratings**       Value
----------------------------------------------------------------------------------------------
             Kansas - 0.9%

    $  5,000 Burlington, Kansas, Environmental              No Opt. Call        A2 $ 5,171,650
              Improvement Revenue Bonds, Kansas City
              Power and Light Company Project, Series
              1998A, 4.750%, 9/01/15 (Mandatory put
              10/01/07)

       2,000 Burlington, Kansas, Environmental              No Opt. Call        A2   2,068,660
              Improvement Revenue Bonds, Kansas City
              Power and Light Company Project, Series
              1998B Refunding, 4.750%, 9/01/15
              (Mandatory put 10/01/07)
----------------------------------------------------------------------------------------------
             Kentucky - 5.1%

      10,000 City of Ashland, Kentucky, Pollution           No Opt. Call      Baa2  10,335,200
              Control Revenue Refunding Bonds, Ashland
              Inc. Project, Series 1999, 5.700%,
              11/01/09

       3,180 County of Christian, Kentucky, Hospital        No Opt. Call        A-   3,451,127
              Revenue and Refunding Bonds, Series
              1997A, Jennie Stuart Medical Center,
              5.500%, 7/01/06

         370 City of Jeffersontown, Kentucky, Public        No Opt. Call        A3     376,253
              Projects Refunding and Improvements,
              Certificates of Participation, 4.750%,
              11/01/03

       2,500 Jessamine County, Kentucky, School           6/04 at 102.00    Aa3***   2,684,575
              District Finance Corporation, School
              Building Revenue Bonds, Series 1994,
              6.125%, 6/01/19 (Pre-refunded to 6/01/04)

       5,285 Kenton County Airport Board, Kentucky,         No Opt. Call       AAA   5,940,869
              Cincinnati-Northern Kentucky
              International Airport Revenue Refunding
              Bonds, Series 2002A, 5.625%, 3/01/09
              (Alternative Minimum Tax) - MBIA Insured

             Kentucky Economic Development Finance
             Authority, Hospital System Refunding and
             Improvement Revenue Bonds, Series 1997,
             Appalachian Regional Healthcare, Inc.
             Project:
       2,670  5.300%, 10/01/05                              No Opt. Call       BB-   2,645,222
       1,315  5.400%, 10/01/06                              No Opt. Call       BB-   1,289,594

         115 Kentucky Higher Education Student Loan         No Opt. Call       Aaa     115,430
              Corporation, Insured Student Loan Revenue
              Bonds, Series 1991B, 6.800%, 6/01/03
              (Alternative Minimum Tax)

             Kentucky Infrastructure Authority,
             Governmental Agencies Program, Revenue and
             Revenue Refunding Bonds, 1995 Series H:
       1,945  5.300%, 8/01/03                               No Opt. Call       AA-   1,964,956
       1,000  5.500%, 8/01/05                               No Opt. Call       AA-   1,083,560

       1,000 Turnpike Authority of Kentucky, Resource       No Opt. Call       Aa3   1,129,270
              Recovery Road Revenue Refunding Bonds,
              1985 Series A 9.625%, 7/01/05

       1,585 Regional Airport Authority of Louisville       No Opt. Call      Baa3   1,477,093
              and Jefferson County, Kentucky, Special
              Facilities Revenue Bonds, 1999 Series A,
              Airis Louisville, L.L.C. Project, 5.000%,
              3/01/09

      10,800 City of Owensboro, Kentucky, Electric          No Opt. Call       AAA  10,720,296
              Light and Power System Revenue Bonds,
              Series 1993A, 0.000%, 1/01/04
              (Alternative Minimum Tax) - AMBAC Insured
----------------------------------------------------------------------------------------------
             Louisiana - 0.6%

       4,950 Parish of St. Charles, State of Louisiana      No Opt. Call      BBB-   5,041,129
              Pollution Control Revenue Refunding
              Bonds, Entergy Louisiana, Inc. Project,
              Series 1999A, 4.900%, 6/01/30 (Mandatory
              put 6/01/05)
----------------------------------------------------------------------------------------------
             Maine - 0.1%

         845 Maine Educational Loan Marketing             5/03 at 100.50        A2     851,380
              Corporation, Student Loan Revenue Bonds,
              Subordinate Series 1992- A2 Refunding,
              6.600%, 5/01/05 (Alternative Minimum Tax)
----------------------------------------------------------------------------------------------
             Maryland - 0.7%

             Maryland State Energy Financing
             Administration, Solid Waste Disposal
             Revenue Bonds, Wheelabrator Water Projects
             - Baltimore LLC, Series 1996:
       2,280  5.650%, 12/01/03 (Alternative Minimum Tax)    No Opt. Call        A-   2,329,088
       1,000  5.850%, 12/01/05 (Alternative Minimum Tax)    No Opt. Call        A-   1,081,300

       2,400 Northeast Maryland Waste Disposal              No Opt. Call       AAA   2,495,976
              Authority, Resource Recovery Revenue
              Refunding Bonds, Southwest Resource
              Recovery Facility, Series 1993, 7.150%,
              1/01/04 - MBIA Insured
----------------------------------------------------------------------------------------------
             Massachusetts - 5.1%

       1,460 Massachusetts Educational Financing            No Opt. Call       AAA   1,520,838
              Authority, Education Loan Revenue Bonds,
              Issue E, Series 1995, 5.700%, 7/01/04
              (Alternative Minimum Tax) - AMBAC Insured

             Massachusetts Educational Financing
             Authority, Education Loan Revenue Bonds,
             Issue E, Series 1997B:
       1,420  5.250%, 7/01/06 (Alternative Minimum Tax)     No Opt. Call       AAA   1,554,815
              - AMBAC Insured
       2,005  5.350%, 7/01/07 (Alternative Minimum Tax)   7/06 at 102.00       AAA   2,212,798
              - AMBAC Insured

----
56

   Principal                                               Optional Call               Market
Amount (000) Description                                     Provisions* Ratings**      Value
---------------------------------------------------------------------------------------------
             Massachusetts (continued)

             Commonwealth of Massachusetts, General
             Obligation Bonds, Consolidated Loan,
             Series 2002E:
    $  5,000  5.250%, 1/01/06                               No Opt. Call       Aa2 $5,442,700
       8,015  5.500%, 1/01/08                               No Opt. Call       Aa2  9,032,424

             Massachusetts Development Finance Agency,
             Resource Recovery Revenue Bonds, SEMASS
             System, Series A:
       5,000  5.500%, 1/01/10 - MBIA Insured                No Opt. Call       AAA  5,601,050
       5,000  5.625%, 1/01/12 - MBIA Insured                No Opt. Call       AAA  5,666,350

         700 Massachusetts Health and Educational           No Opt. Call       AA-    770,420
              Facilities Authority, Revenue Bonds
              Partners Healthcare System Issue, Series
              B, 5.000%, 7/01/09

             Massachusetts Health and Educational
             Facilities Authority, Revenue Bonds,
             Berkshire Health System Issue, Series
             2001E:
       1,270  5.250%, 10/01/09 - RAAI Insured               No Opt. Call        AA  1,405,217
         545  5.250%, 10/01/10 - RAAI Insured               No Opt. Call        AA    598,688
       1,625  5.000%, 10/01/11 - RAAI Insured               No Opt. Call        AA  1,751,214

             Massachusetts Industrial Finance Agency,
             Resource Recovery Revenue Refunding Bonds,
             Ogden Haverhill Project, Series 1992A
             Remarketing:
       1,000  4.850%, 12/01/05                              No Opt. Call       BBB    994,230
       2,970  4.950%, 12/01/06                              No Opt. Call       BBB  2,934,806

             Massachusetts Industrial Finance Agency,
             Resource Recovery Revenue Refunding Bonds,
             Ogden Haverhill Project, Series 1998A:
       1,745  5.150%, 12/01/07 (Alternative Minimum Tax)    No Opt. Call       BBB  1,716,644
       2,500  5.200%, 12/01/08 (Alternative Minimum Tax)    No Opt. Call       BBB  2,446,025
---------------------------------------------------------------------------------------------
             Michigan - 2.8%

       2,980 City of Detroit, Michigan, Convention          No Opt. Call       AAA  3,319,690
              Facility Limited Tax Revenue Refunding
              Bonds, Cobo Hall Expansion Project,
              Series 1993, 5.250%, 9/30/06 - FSA Insured

       2,005 Board of Regents of Eastern Michigan           No Opt. Call       AAA  2,288,246
              University, General Revenue Bonds, Series
              2002A Refunding, 5.800%, 6/01/07 - FGIC
              Insured

       2,000 Kent Hospital Finance Authority, Michigan,   7/11 at 101.00        AA  2,227,200
              Revenue Bonds, Spectrum Health, Series
              2001A, 5.500%, 1/15/12

       2,143 Michigan State Hospital Finance Authority,     No Opt. Call      Baa2  2,169,353
              Detroit Medical Center Collateralized
              Loan, Series 2001, 7.360%, 4/01/07

             Michigan State Hospital Finance Authority,
             Hospital Revenue Bonds, Henry Ford Health
             System, Series 2003A Refunding:
       2,000  5.000%, 3/01/09                               No Opt. Call        A1  2,160,640
       3,000  5.500%, 3/01/13                               No Opt. Call        A1  3,274,770

             Michigan State Housing Development
             Authority, Rental Housing Revenue Bonds,
             1995 Series B:
       3,085  5.450%, 4/01/05 - MBIA Insured                No Opt. Call       AAA  3,270,871
       3,325  5.450%, 10/01/05 - MBIA Insured             6/05 at 102.00       AAA  3,570,452

       1,115 Pontiac, Michigan, Hospital Finance            No Opt. Call       Ba1  1,108,187
              Authority, Hospital Revenue Refunding
              Bonds, NOMC Obligated Group, Series 1993,
              5.800%, 8/01/03
---------------------------------------------------------------------------------------------
             Mississippi - 1.3%

       5,000 Mississippi Higher Education Assistance        No Opt. Call        A2  5,371,450
              Corporation, Student Loan Revenue Bonds,
              Series 2000B-3, 5.450%, 3/01/10
              (Alternative Minimum Tax)

             Mississippi Hospital Equipment and
             Facilities Authority, Revenue Refunding
             Bonds, Series 1995, Mississippi Baptist
             Medical Center:
       1,690  5.350%, 5/01/03 - MBIA Insured                No Opt. Call       AAA  1,690,186
       1,000  5.400%, 5/01/04 - MBIA Insured                No Opt. Call       AAA  1,040,250

       2,660 Mississippi Hospital and Equipment             No Opt. Call      BBB+  2,671,252
              Facilities Authority, Revenue Bonds,
              Southwest Regional Medical Center, Series
              2003 Refunding, 5.000%, 4/01/13 (WI,
              settling 5/06/03)

----
57

Portfolio of Investments
NUVEEN LIMITED TERM MUNICIPAL BOND FUND (continued)
April 30, 2003

   Principal                                               Optional Call               Market
Amount (000) Description                                     Provisions* Ratings**      Value
---------------------------------------------------------------------------------------------
             Missouri - 0.8%

             Health and Educational Facilities
             Authority, Missouri, Health Facilities
             Revenue Bonds, Lutheran Senior Services,
             Series 1997:
    $    500  5.200%, 2/01/04                               No Opt. Call       N/R $  511,330
         600  5.300%, 2/01/05                               No Opt. Call       N/R    629,424
         600  5.400%, 2/01/06                               No Opt. Call       N/R    642,264
         700  5.500%, 2/01/07                               No Opt. Call       N/R    757,085

       4,000 The Industrial Development Authority of        No Opt. Call        A3  4,045,320
              the County of St. Louis, Missouri,
              Multifamily Housing Revenue Refunding
              Bonds, Equity Residential/Pinetree
              Apartments, Series 1999A, 5.200%,
              11/15/29 (Mandatory put 11/15/04)
---------------------------------------------------------------------------------------------
             Montana - 0.4%

       3,000 City of Forsyth, Rosebud County, Montana,      No Opt. Call      BBB+  3,052,560
              Pollution Control Revenue Bonds, Portland
              General Electric Company, Series 1998A
              Refunding, 5.200%, 5/01/33 (WI, settling
              5/01/03) (Mandatory put 5/01/09)
---------------------------------------------------------------------------------------------
             Nebraska - 0.5%

       5,000 Energy America, Nebraska, Natural Gas          No Opt. Call       N/R  4,641,900
              Revenue Bonds, Nebraska Public Gas Agency
              Project, Series 1998B, 5.450%, 4/15/08
---------------------------------------------------------------------------------------------
             Nevada - 0.3%

       2,000 Las Vegas Convention and Visitors              No Opt. Call       AAA  2,296,600
              Authority, Nevada, Revenue Bonds, Series
              1999, 5.500%, 7/01/09 - AMBAC Insured
---------------------------------------------------------------------------------------------
             New Jersey - 2.9%

             Higher Education Student Assistance
             Authority of the State of New Jersey,
             Student Loan Revenue Bonds, 2000 Series A:
       5,000  5.750%, 6/01/09 (Alternative Minimum Tax)     No Opt. Call       AAA  5,605,000
              - MBIA Insured
       4,480  5.800%, 6/01/10 (Alternative Minimum Tax)     No Opt. Call       AAA  5,024,499
              - MBIA Insured
       4,930  5.900%, 6/01/11 (Alternative Minimum Tax)   6/10 at 101.00       AAA  5,536,193
              - MBIA Insured

       1,395 New Jersey Economic Development Authority,     No Opt. Call       AAA  1,508,414
              Insured Revenue Bonds, Educational
              Testing Service Issue, Series 1995B,
              5.500%, 5/15/05 - MBIA Insured

       1,155 New Jersey Educational Facilities              No Opt. Call         A  1,259,897
              Authority, Revenue Bonds, Fairleigh
              Dickinson University, Series 2002D,
              5.000%, 7/01/08 - ACA Insured

       1,000 New Jersey Highway Authority, Garden State     No Opt. Call       AAA  1,100,940
              Parkway, Senior Parkway Revenue Bonds,
              Series 2001 Refunding, 5.000%, 1/01/07 -
              FGIC Insured

       1,570 New Jersey Transportation Trust Fund           No Opt. Call       AA-  1,768,793
              Authority, Transportation System Bonds,
              1996 Series B, 6.000%, 6/15/06

       2,625 North Hudson Sewerage Authority, New           No Opt. Call       Aaa  2,927,873
              Jersey, Sewer Revenue Bonds, Series 2002A
              Refunding, 5.000%, 8/01/12 - FGIC Insured
---------------------------------------------------------------------------------------------
             New Mexico - 1.3%

       2,055 New Mexico Mortgage Finance Authority,         No Opt. Call       Aaa  2,217,694
              Multifamily Housing Revenue Refunding
              Bonds, Hunter's Ridge Apartments, 2001
              Series A, 5.000%, 7/01/31 (Mandatory put
              7/01/11)

       2,000 New Mexico Mortgage Finance Authority,         No Opt. Call       Aaa  2,158,340
              Multifamily Housing Revenue Refunding
              Bonds, Sombra Del Os Apartments, 2001
              Series B, 5.000%, 7/01/31 (Mandatory put
              7/01/11)

             New Mexico Hospital Equipment Loan
             Council, Hospital Revenue Bonds,
             Presbyterian Healthcare Services, Series
             2001A:
       2,710  4.800%, 8/01/10                               No Opt. Call        A+  2,886,069
       3,505  4.900%, 8/01/11                               No Opt. Call        A+  3,730,512
---------------------------------------------------------------------------------------------
             New York - 16.5%

             Albany Housing Authority, New York,
             Limited Obligation Bonds, Series 1995:
         750  5.400%, 10/01/03                              No Opt. Call        A3    762,060
         750  5.500%, 10/01/04                              No Opt. Call        A3    789,083
       1,000  5.600%, 10/01/05                              No Opt. Call        A3  1,081,510
         500  5.700%, 10/01/06                           10/05 at 102.00        A3    547,725
         700  5.850%, 10/01/07                           10/05 at 102.00        A3    762,797

----
58

   Principal                                              Optional Call               Market
Amount (000) Description                                    Provisions* Ratings**      Value
--------------------------------------------------------------------------------------------
             New York (continued)

    $    750 City of Jamestown, Chautauqua County, New     No Opt. Call      Baa3 $  818,288
              York, Public Improvement Serial Bonds,
              1991 Series A, 7.000%, 3/15/05

       5,525 Long Island Power Authority, New York,        No Opt. Call       AAA  6,499,389
              Electric System General Revenue Bonds,
              Series 1998A, 5.500%, 12/01/12 - FSA
              Insured

         500 The City of New York, New York, General       No Opt. Call         A    545,390
              Obligation Bonds, Fiscal 1996 Series G,
              5.750%, 2/01/06

       2,800 The City of New York, New York, General       No Opt. Call         A  3,121,216
              Obligation Bonds, Fiscal 1996 Series I,
              6.500%, 3/15/06

       3,105 The City of New York, New York, General       No Opt. Call       AAA  3,525,324
              Obligation Bonds, Fiscal 1997 Series G,
              6.000%, 10/15/06 - FGIC Insured

       3,000 The City of New York, New York, General       No Opt. Call         A  3,139,260
              Obligation Bonds, Fiscal 1997 Series H,
              5.400%, 8/01/04

       2,805 The City of New York, New York, General       No Opt. Call         A  3,000,985
              Obligation Bonds, Fiscal 1997 Series I,
              5.625%, 4/15/05

             The City of New York, New York, General
             Obligation Bonds, Fiscal 1996 Series E:
         915  6.500%, 2/15/04                              No Opt. Call      A***    954,153
          85  6.500%, 2/15/04                              No Opt. Call         A     88,351

             The City of New York, New York, General
             Obligation Bonds, Fiscal 2003 Series A:
       2,880  5.500%, 8/01/10                              No Opt. Call         A  3,172,291
       2,000  5.000%, 8/01/10                              No Opt. Call         A  2,140,300

             The City of New York, New York, General
             Obligation Bonds, Fiscal 2003 Series B:
       1,725  5.000%, 8/01/07                              No Opt. Call         A  1,873,781
       5,000  5.500%, 8/01/12                              No Opt. Call         A  5,470,900

       2,000 Dormitory Authority of the State of New       No Opt. Call       AA-  2,196,480
              York, State University Educational
              Facilities Revenue Bonds, Series 1995A,
              6.500%, 5/15/05

         825 Dormitory Authority of the State of New     7/06 at 102.00       Ba3    774,180
              York, NYACK Hospital, Revenue Bonds,
              Series 1996, 6.000%, 7/01/06

       3,315 Dormitory Authority of the State of New       No Opt. Call       AA-  3,495,369
              York, City University System Consolidated
              Third General Resolution Bonds, 1996
              Series 2, 6.000%, 7/01/04

             Dormitory Authority of the State of New
             York, Revenue Bonds, Winthrop-South Nassau
             University Hospital Association, Series
             2003A:
         985  5.500%, 7/01/12 (WI, settling 5/08/03)       No Opt. Call      Baa1  1,052,541
       1,040  5.500%, 7/01/13 (WI, settling 5/08/03)       No Opt. Call      Baa1  1,107,007

             Dormitory Authority of the State of New
             York, State University Educational
             Facilities, Revenue Bonds, Series 1990B:
       1,805  7.500%, 5/15/11                              No Opt. Call    AA-***  2,309,696
       3,750  7.500%, 5/15/11                              No Opt. Call       AA-  4,615,838

       3,550 New York State Energy Research and            No Opt. Call        A+  3,573,892
              Development Authority, Facilities Revenue
              Bonds, Consolidated Edison Company Inc.
              Project, Series 2001A, 4.700%, 6/01/36
              (Alternative Minimum Tax) (Mandatory put
              10/01/12)

       5,000 New York State Housing Finance Agency,        No Opt. Call         A  5,218,400
              Health Facilities Revenue Bonds, New York
              City, 1996 Series A Refunding, 5.875%,
              5/01/04

       4,315 Power Authority of the State of New York,     No Opt. Call       Aa2  4,781,193
              General Revenue Bonds, Series 2002A,
              5.000%, 11/15/06

       5,400 Dormitory Authority of the State of New       No Opt. Call       AA-  5,973,858
              York, Consolidated University System
              Consolidated Revenue Bonds, Series 2003A
              Fifth General Resolution, 5.250%, 1/01/08

       4,350 Dormitory Authority of the State of New     2/05 at 100.00      BBB-  4,349,609
              York, Revenue Bonds, Mount Sinai NYU
              Health Obligated Group, Series 2002C,
              5.750%, 7/01/13 (Optional put 7/01/05)

       1,265 New York State Urban Development              No Opt. Call       AA-  1,359,635
              Corporation, Project Revenue Bonds,
              Center for Industrial Innovation, 1995
              Refunding Series, 6.250%, 1/01/05

       4,630 New York State Urban Development              No Opt. Call       AAA  5,586,327
              Corporation, Correctional Facilities,
              6.500%, 1/01/11 - FSA Insured

       8,000 New York State Urban Development              No Opt. Call       AA-  8,905,440
              Corporation, Correctional and Youth
              Facilities Service Contract Revenue
              Bonds, Series 2002A, 5.500%, 1/01/17
              (Mandatory put 1/01/11)

----
59

Portfolio of Investments
NUVEEN LIMITED TERM MUNICIPAL BOND FUND (continued)
April 30, 2003

   Principal                                             Optional Call                Market
Amount (000) Description                                   Provisions* Ratings**       Value
--------------------------------------------------------------------------------------------
             New York (continued)

    $  7,115 The Port Authority of New York and New       No Opt. Call       AAA $ 7,696,438
              Jersey, Consolidated Bonds, One Hundred
              Twenty Seventh Series, 5.000%, 12/15/05
              (Alternative Minimum Tax) - AMBAC Insured

       3,200 The Port Authority of New York and New       No Opt. Call       N/R   3,384,192
              Jersey, Special Project Bonds, Series 4,
              KIAC Partners Project, 7.000%, 10/01/07
              (Alternative Minimum Tax)

       3,035 The Port Authority of New York and New       No Opt. Call       AAA   3,327,422
              Jersey, Special Project Bonds, Series 6,
              JFK International Air Terminal LLC
              Project, 6.000%, 12/01/05 (Alternative
              Minimum Tax) - MBIA Insured

       1,240 Suffolk County Industrial Development        No Opt. Call       N/R   1,274,026
              Agency, New York, 1998 Industrial
              Development Revenue Bonds, Nissequogue
              Cogen Partners Facility, 4.875%, 1/01/08
              (Alternative Minimum Tax)

      12,265 Suffolk County Industrial Development        No Opt. Call       AAA  14,325,643
              Agency, New York, Solid Waste Disposal
              Facility Revenue Bonds, Ogden Martin
              Systems of Huntington Limited Partnership
              Resource Recovery Facility, Series 1999,
              5.950%,10/01/09 (Alternative Minimum Tax)
              - AMBAC Insured

       4,165 Triborough Bridge and Tunnel Authority,      No Opt. Call       AA-   4,899,831
              New York, Convention Center Bonds, Series
              E, 7.250%, 1/01/10

      10,000 Triborough Bridge and Tunnel Authority,      No Opt. Call       AA-  11,069,500
              New York, General Purpose Revenue Bonds,
              Series 2002B Refunding, 5.000%, 11/15/06
--------------------------------------------------------------------------------------------
             North Carolina - 1.5%

       4,000 North Carolina Eastern Municipal Power       No Opt. Call       BBB   4,326,000
              Agency, Power System Revenue Bonds,
              Series 2003A Refunding, 5.500%, 1/01/12

             North Carolina Municipal Power Agency
             Number 1, Catawba Electric Revenue Bonds,
             Series 2003A:
       3,000  5.000%, 1/01/05                             No Opt. Call      BBB+   3,146,700
       4,500  5.500%, 1/01/11                             No Opt. Call      BBB+   4,980,915
--------------------------------------------------------------------------------------------
             Ohio - 5.7%

       3,485 Akron Bath and Copley Joint Township         No Opt. Call      Baa1   3,591,780
              Hospital District, Ohio, Hospital
              Facilities Revenue Bonds, Series 1998A,
              Summa Health System Project, 5.000%,
              11/15/08

       1,610 City of Akron, Ohio, General Obligation      No Opt. Call       AAA   1,804,762
              Bonds, Series 2002 Refunding and
              Improvements, 5.000%, 12/01/12 - MBIA
              Insured

             Cincinnati School District, Hamilton
             County, Ohio, General Obligation Bonds,
             Series 2002:
       1,465  3.500%, 6/01/04 - FSA Insured               No Opt. Call       AAA   1,502,768
       2,685  3.500%, 6/01/05 - FSA Insured               No Opt. Call       AAA   2,799,650

             Cleveland-Cuyahoga County Port Authority,
             Ohio, Subordinate Refunding Revenue Bonds,
             Series 1997, Rock and Roll Hall of Fame
             and Museum Project:
         750  5.350%, 12/01/04                            No Opt. Call       N/R     787,440
         335  5.600%, 12/01/06                            No Opt. Call       N/R     365,287

             Cuyahoga County, Ohio, Revenue Bonds,
             Cleveland Clinic Health System, Series
             2003A Refunding:
       3,000  5.500%, 1/01/11                             No Opt. Call        A1   3,272,790
       2,000  5.500%, 1/01/12                             No Opt. Call        A1   2,184,900

             Erie County, Ohio, Hospital Facilities
             Revenue Bonds, Firelands Regional Medical
             Center, Series 2002A:
       1,140  5.500%, 8/15/11                             No Opt. Call         A   1,233,993
         845  5.500%, 8/15/12                             No Opt. Call         A     916,884

         435 County of Lucas, Ohio, Hospital Facilities   No Opt. Call    N/R***     446,619
              Revenue Bonds, Series 1993, Flower
              Hospital, 6.000%, 12/01/03

         770 Miami County, Ohio, Hospital Facilities      No Opt. Call      BBB+     832,609
              Revenue Refunding and Improvement Bonds,
              Upper Valley Medical Center, Series
              1996C, 6.000%, 5/15/06

       4,900 State of Ohio, Higher Education Capital      No Opt. Call        AA   5,652,199
              Facilities Bonds, Series II-2001A,
              5.500%, 12/01/08

       1,775 State of Ohio, General Obligation Bonds,     No Opt. Call       AA+   1,987,592
              Infrastructure Improvements, Series
              2002B, 5.000%, 3/01/09

       3,915 State of Ohio, General Obligation Higher     No Opt. Call       AA+   4,552,988
              Education Bonds, Series 2002C Refunding,
              5.500%, 11/01/12

       2,945 State of Ohio, General Obligation Bonds,     No Opt. Call       AAA   3,299,136
              Highway Capital Improvements, Series
              2002G, 5.000%, 5/01/10

       1,100 State of Ohio, Economic Development          No Opt. Call        A-   1,132,538
              Revenue Bonds, Ohio Enterprise Bond Fund
              Loan, Series 2002-7, 4.550%, 12/01/10
              (Alternative Minimum Tax)

----
60

   Principal                                               Optional Call               Market
Amount (000) Description                                     Provisions* Ratings**      Value
---------------------------------------------------------------------------------------------
             Ohio (continued)

    $  3,000 Ohio Water Development Authority,              No Opt. Call      BBB- $3,002,160
              Pollution Control Revenue Refunding
              Bonds, Series 1999-A, Ohio Edison Company
              Project, 4.300%, 6/01/33 (Mandatory put
              6/01/03)

             County of Sandusky, Ohio, Hospital
             Facilities Revenue Refunding Bonds, Series
             1998, Memorial Hospital:
       1,460  4.800%, 1/01/04                               No Opt. Call      BBB-  1,471,315
       1,030  4.900%, 1/01/05                               No Opt. Call      BBB-  1,046,274
         830  5.000%, 1/01/06                               No Opt. Call      BBB-    843,413
         450  5.050%, 1/01/07                               No Opt. Call      BBB-    456,737
         720  5.100%, 1/01/09                             1/08 at 102.00      BBB-    720,648

       2,575 County of Trumbull, Ohio, Hospital          11/03 at 100.00       AAA  2,655,495
              Refunding and Improvement Revenue Bonds,
              Trumbull Memorial Hospital Project,
              Series 1991B, 6.900%, 11/15/12
              (Pre-refunded to 11/15/03) - FGIC Insured

       1,585 University of Cincinnati, Ohio, General        No Opt. Call       AAA  1,699,278
              Receipts Bonds, Series 2003, 4.000%,
              6/01/08 - FGIC Insured
---------------------------------------------------------------------------------------------
             Oklahoma - 0.5%

       3,120 Oklahoma Industries Authority, Hospital        No Opt. Call      Baa2  3,179,779
              Revenue Bonds, Deaconess Health Care
              Corporation Project, Series 1997A,
              5.250%, 10/01/07

       1,500 Trustees of the Tulsa Municipal Airport     12/06 at 100.00       CCC    840,675
              Trust, Oklahoma, Revenue Bonds, Refunding
              Series 2001A, American Airlines, Inc.,
              5.375%, 12/01/35 (Mandatory put 12/01/06)
---------------------------------------------------------------------------------------------
             Oregon - 0.9%

       1,140 Crook County School District, Oregon,          No Opt. Call       AAA  1,269,903
              General Obligation Bonds, Series 2002
              Refunding, 5.000%, 2/01/08 - FSA Insured

       5,910 Oregon Department of Administrative            No Opt. Call       AAA  6,604,307
              Services, Certificates of Participation,
              2002 Series B Refunding, 5.000%, 5/01/08
              - MBIA Insured
---------------------------------------------------------------------------------------------
             Pennsylvania - 2.5%

       2,000 Allegheny County Airport Authority,            No Opt. Call       AAA  2,236,240
              Pennsylvania, Airport Revenue Refunding
              Bonds, Series 1999, Pittsburgh
              International Airport, 5.625%, 1/01/10
              (Alternative Minimum Tax) - FGIC Insured

       2,345 Delaware County Authority, Pennsylvania,    11/03 at 102.00       Aaa  2,450,173
              Health Facilities Revenue Bonds, Series
              1993A, Mercy Health Corporation of
              Southeastern Pennsylvania Obligated
              Group, 6.000%, 11/15/07

       4,000 Delaware County Industrial Development         No Opt. Call       BBB  4,403,040
              Authority, Pennsylvania, Resource
              Recovery Revenue Bonds, Series 1997A
              Refunding, 6.500%, 1/01/08

       4,000 Pennsylvania Economic Development Finance    1/04 at 102.00      BBB-  4,050,680
              Authority, Resource Recovery Revenue
              Bonds, Senior Series 1994A, Northampton
              Generating Project, 6.500%, 1/01/13
              (Alternative Minimum Tax)

       2,900 Pennsylvania Economic Development            6/12 at 102.00         A  2,998,803
              Authority, Revenue Bonds, 30th Street
              Station Garage Project, Series 2002,
              5.000%, 6/01/13 - ACA Insured

         740 Redevelopment Authority of the City of         No Opt. Call       N/R    719,243
              Philadelphia, Pennsylvania, Multifamily
              Housing Mortgage Revenue Bonds, Series
              1998A, Cricket Court Commons Project,
              5.600%, 4/01/08 (Alternative Minimum Tax)

             Philadelphia Hospitals and Higher
             Education Facilities Authority,
             Pennsylvania, Hospital Revenue Refunding
             Bonds, Pennsylvania Hospital, Series 1996:
       2,020  6.050%, 7/01/04                               No Opt. Call   BBB+***  2,130,353
       2,000  6.150%, 7/01/05                               No Opt. Call   BBB+***  2,193,000
---------------------------------------------------------------------------------------------
             Puerto Rico - 1.4%

       3,000 Commonwealth of Puerto Rico, General         7/10 at 100.00       AAA  3,531,690
              Obligation Public Improvement Bonds,
              Series 2000, 5.750%, 7/01/21
              (Pre-refunded to 7/01/10) - MBIA Insured

       4,000 Puerto Rico Highway and Transportation       7/10 at 100.00       AAA  4,417,360
              Authority, Highway Revenue Bonds, Series
              2003AA, 5.000%, 7/01/35 (Mandatory put
              7/01/10) - AMBAC Insured

             Puerto Rico Municipal Finance Agency,
             Revenue Bonds, 2002 Series A:
       2,000  4.000%, 8/01/06 - FSA Insured                 No Opt. Call       AAA  2,147,020
       2,000  4.000%, 8/01/07 - FSA Insured                 No Opt. Call       AAA  2,155,300

----
61

Portfolio of Investments
NUVEEN LIMITED TERM MUNICIPAL BOND FUND (continued)
April 30, 2003

   Principal                                              Optional Call               Market
Amount (000) Description                                    Provisions* Ratings**      Value
--------------------------------------------------------------------------------------------
             Rhode Island - 0.6%

    $  3,765 Rhode Island Housing and Mortgage Finance     No Opt. Call       AAA $3,786,611
              Corporation, Multifamily Housing Bonds,
              1995 Series A, 5.350%, 7/01/03 - AMBAC
              Insured

       1,000 State of Rhode Island, General Obligation     No Opt. Call       AAA  1,055,930
              Bonds, Series 2002C, Consolidated Capital
              Development Loan and Refunding, 5.000%,
              11/01/04 - MBIA Insured
--------------------------------------------------------------------------------------------
             South Carolina - 1.5%

       7,215 Greenville County School District, South      No Opt. Call       AA-  8,053,744
              Carolina, Installment Purchase Revenue
              Bonds, Series 2002, 5.250%, 12/01/09

       1,325 Lexington County Health Services District,    No Opt. Call         A  1,445,602
              South Carolina, Hospital Revenue Bonds,
              Series 2003 Refunding and Improvement,
              5.500%, 11/01/13

             Mount Pleasant, South Carolina, Water and
             Sewer Revenue Bonds, Series 2002 Refunding
             and Improvements:
       1,465  5.000%, 12/01/11 - FGIC Insured              No Opt. Call       AAA  1,640,199
       1,455  5.000%, 12/01/12 - FGIC Insured              No Opt. Call       AAA  1,629,760
--------------------------------------------------------------------------------------------
             Tennessee - 1.7%

       1,870 The Metropolitan Government of Nashville      No Opt. Call        AA  2,098,738
              and Davidson Counties, Tennessee, General
              Obligation Improvement Bonds, Series
              2001A, 5.000%, 10/15/10

             The Health and Educational Facilities
             Board of the Metropolitan Government of
             Nashville and Davidson Counties,
             Tennessee, Revenue Refunding Bonds, Series
             1998, The Blakeford at Green Hills:
         400  5.150%, 7/01/05                            7/03 at 102.00       N/R    404,104
         400  5.250%, 7/01/06                            7/03 at 102.00       N/R    402,004
         500  5.300%, 7/01/07                            7/03 at 102.00       N/R    500,265
         500  5.350%, 7/01/08                            7/03 at 102.00       N/R    497,620
         500  5.400%, 7/01/09                            7/03 at 102.00       N/R    491,735

             Putnam County, Tennessee, General
             Obligation School Bonds, Series 2002:
       2,475  4.000%, 4/01/06 - AMBAC Insured              No Opt. Call       Aaa  2,634,613
       1,665  4.000%, 4/01/07 - AMBAC Insured              No Opt. Call       Aaa  1,780,484

             The Health, Educational, and Housing
             Facilities Board of the County of
             Sullivan, Tennessee, Hospital Revenue
             Bonds, Wellmont Health System Project,
             Series 2002:
       1,645  5.750%, 9/01/08                              No Opt. Call      BBB+  1,803,348
       1,740  6.125%, 9/01/09                              No Opt. Call      BBB+  1,937,003
       1,350  6.250%, 9/01/10                              No Opt. Call      BBB+  1,509,719
--------------------------------------------------------------------------------------------
             Texas - 5.5%

       3,835 City of Austin, Texas, Electric Utility       No Opt. Call       AAA  4,288,757
              System Revenue Bonds, Series 2002
              Refunding, 5.000%, 11/15/07 - FSA Insured

       4,500 Brazos River Authority, Texas, Pollution      No Opt. Call       BBB  4,493,925
              Control Revenue Bonds, Texas Utilities
              Company, Series 1995B, 5.050%, 6/01/30
              (Alternative Minimum Tax) (Mandatory put
              6/19/06)

       5,000 Brazos River Authority, Texas, Pollution      No Opt. Call       BBB  4,995,600
              Control Revenue Refunding Bonds, TXU
              Electric Company LLC Project, Series
              2001A, 4.950%, 10/01/30 (Mandatory put
              4/01/04)

       2,500 Brazos River Authority, Texas, Pollution      No Opt. Call       BBB  2,501,025
              Control Revenue Bonds, TXU Electric
              Company LLC Project, Series 2001D
              Refunding, 4.250%, 5/01/33 (Alternative
              Minimum Tax) (Mandatory put 11/01/03)

       4,000 Brazos River Authority, Texas, Pollution      No Opt. Call       BBB  4,083,400
              Control Revenue Bonds, TXU Energy Company
              LLC Project, Series 2003A Refunding,
              6.750%, 4/01/38 (Alternative Minimum Tax)
              (Mandatory put 4/01/13)

       3,050 City of Houston, Texas, Airport System        No Opt. Call       AAA  3,296,532
              Subordinate Lien Revenue Bonds, Series
              2001A Refunding, 5.000%, 7/01/10
              (Alternative Minimum Tax) - FGIC Insured

       2,145 Laredo Independent School District, Webb      No Opt. Call       AAA  2,388,350
              County, Texas, General Obligation Bonds,
              Series 2001 Refunding, 5.000%, 8/01/10

       5,200 Sam Rayburn Municipal Power Agency, Texas,    No Opt. Call        AA  5,660,408
              Power Supply System Revenue Refunding
              Bonds, Series 2002A, 5.000%, 10/01/09 -
              RAAI Insured

       5,000 Texas Turnpike Authority, Central Texas       No Opt. Call        AA  5,567,650
              Turnpike System Second Tier Bond
              Anticipation Notes, 5.000%, 6/01/08

----
62

   Principal                                               Optional Call                Market
Amount (000) Description                                     Provisions* Ratings**       Value
----------------------------------------------------------------------------------------------
             Texas (continued)

    $  2,805 Tom Green County, Texas, Health Facilities     No Opt. Call      Baa3 $ 2,992,486
              Development Corporation, Hospital Revenue
              Bonds, Shannon Health System Project,
              Series 2001, 6.200%, 5/15/11

       4,000 Trinity River Authority of Texas,              No Opt. Call      Baa2   3,992,360
              Pollution Control Revenue Refunding
              Bonds, TXU Electric Company LLC Project,
              Series 2001A, 5.000%, 5/01/27
              (Alternative Minimum Tax) (Mandatory put
              11/01/06)

             Tyler Health Facilities Development
             Corporation, Texas, Hospital Revenue
             Bonds, Mother Frances Hospital Regional
             Healthcare Center Project, Series 1997A:
       1,650  5.125%, 7/01/05                             7/03 at 100.00      Baa1   1,653,514
       1,100  5.200%, 7/01/06                             7/03 at 100.00      Baa1   1,102,079
----------------------------------------------------------------------------------------------
             Virgin Islands - 0.8%

       4,500 Virgin Islands Public Finance Authority,       No Opt. Call      BBB-   4,903,785
              Revenue Bonds, Virgin Islands Gross
              Receipts Taxes Loan Note, Series 1999A,
              5.625%, 10/01/10

       2,070 Virgin Islands Water and Power Authority,      No Opt. Call       N/R   2,227,589
              Electric System Revenue and Refunding
              Bonds, 1998 Series, 5.250%, 7/01/06
----------------------------------------------------------------------------------------------
             Virginia - 3.7%

       2,500 Louisa Industrial Development Authority,       No Opt. Call        A3   2,534,675
              Virginia, Solid Waste and Sewage Disposal
              Revenue Bonds, Virginia Electric and
              Power Company Projects, Series 2001A,
              3.400%, 3/01/31 (Alternative Minimum Tax)
              (Mandatory put 3/01/04)

       2,850 Newport News Redevelopment and Housing       5/05 at 102.00       AAA   3,074,580
              Authority, Virginia, Multifamily Housing
              Revenue Bonds, Fredericksburg-Oxford
              Project, Series 1997A, 5.550%, 5/01/27
              (Mandatory put 5/01/07)

      10,000 Commonwealth Transportation Board of           No Opt. Call        AA  11,289,200
              Virginia, Federal Highway Reimbursement
              Anticipation Notes, Series 2002, 5.000%,
              10/01/09

       8,085 Virginia Port Authority, Commonwealth Port     No Opt. Call       AA+   9,113,978
              Fund Revenue Bonds, Series 1998, 5.500%,
              7/01/08 (Alternative Minimum Tax)

       5,000 York County Industrial Development          11/06 at 101.00        A3   5,319,800
              Authority, Virginia, Pollution Control
              Revenue Bonds, Virginia Electric and
              Power Company, Series 1985, 5.500%,
              7/01/09
----------------------------------------------------------------------------------------------
             Washington - 4.9%

             Energy Northwest, Washington, Nuclear
             Project No. 3 Electric Revenue Bonds,
             Series 2003A Refunding:
       6,000  5.500%, 7/01/11 - XLCA Insured                No Opt. Call       AAA   6,861,960
       7,000  5.500%, 7/01/12 - MBIA Insured                No Opt. Call       AAA   7,976,430

       2,000 The City of Seattle, Washington, Municipal  10/09 at 101.00       Aa3   2,285,060
              Light and Power Revenue Bonds, Series
              1999, 6.000%, 10/01/11

       4,160 The City of Seattle, Washington, Solid         No Opt. Call       AAA   4,694,061
              Waste Revenue Refunding Bonds, Series
              1999, 5.500%, 8/01/07 - FSA Insured

       3,000 Public Utility District No. 1 of Snohomish     No Opt. Call     SP-1+   3,214,290
              County, Washington, Electric Revenue
              Bonds, Series 2003, 5.000%, 12/01/05

       6,985 Snohomish County Public Utility District       No Opt. Call       AAA   7,811,605
              No. 1, Washington, Generation System
              Revenue Bonds, Series 2002 Refunding,
              5.000%, 12/01/07 - FSA Insured

       5,000 Tobacco Settlement Authority, Washington,      No Opt. Call        A-   4,807,150
              Tobacco Settlement Asset-Backed Revenue
              Bonds, Series 2002, 5.250%, 6/01/09

       3,500 Washington Public Power Supply System,         No Opt. Call       AAA   4,140,185
              Nuclear Project No. 2 Refunding Revenue
              Bonds, Series 1997A, 6.000%, 7/01/09 -
              FSA Insured
----------------------------------------------------------------------------------------------
             Wisconsin - 2.4%

             Badger Tobacco Asset Securitization
             Corporation, Wisconsin, Tobacco Settlement
             Asset-Backed Bonds, Series 2002:
       3,000  5.000%, 6/01/08                               No Opt. Call        A-   2,910,180
       1,265  5.000%, 6/01/09                               No Opt. Call        A-   1,200,295

       1,500 County of Milwaukee, Wisconsin, General        No Opt. Call        AA   1,669,755
              Obligation Bonds, Series 2001A, 5.000%,
              10/01/11

       8,600 State of Wisconsin, General Obligation         No Opt. Call       AA-   9,930,420
              Bonds, Series 1992A, 6.250%, 5/01/07

----
63

Portfolio of Investments
NUVEEN LIMITED TERM MUNICIPAL BOND FUND (continued)
April 30, 2003

   Principal                                             Optional Call                 Market
Amount (000) Description                                   Provisions* Ratings**        Value
---------------------------------------------------------------------------------------------
             Wisconsin (continued)

             Wisconsin Health and Educational
             Facilities Authority, Revenue Bonds,
             Series 2001, Froedert & Community Health
             Obligated Group:
    $  1,000  5.625%, 10/01/10                            No Opt. Call        A+ $  1,112,900
       1,100  5.625%, 10/01/11                            No Opt. Call        A+    1,220,857

             Wisconsin Health and Educational
             Facilities Authority, Revenue Bonds,
             Marshfield Clinic, Series 2001B:
         600  6.250%, 2/15/09                             No Opt. Call      BBB+      661,731
       1,250  6.500%, 2/15/12                             No Opt. Call      BBB+    1,399,410
---------------------------------------------------------------------------------------------
    $769,098 Total Long-Term Investments (cost                                    822,750,239
              $798,646,295) - 97.1%
---------------------------------------------------------------------------------------------
------------
             Short-Term Investments - 2.0%

       4,200 Illinois Health Facilities Authority,                          A-1+    4,200,000
              Revenue Bonds, BroMenn Healthcare,
              Variable Rate Demand Obligations, Series
              2002, 1.350%, 8/15/32+

         500 Indiana Educational Facilities Authority,                    VMIG-1      500,000
              Educational Facilities Revenue Bonds,
              DePauw University Project, Series 2002
              Variable Rate Demand Obligations, 1.350%,
              7/01/32+

       1,400 Iowa Higher Education Loan Authority,                          A-1+    1,400,000
              Private College Facility Revenue Bonds,
              Loras College, Variable Rate Demand
              Bonds, Series 2002, 1.350%, 11/01/32+

       7,900 Michigan Strategic Fund, Variable Rate                          A-1    7,900,000
              Demand Limited Obligation Revenue Bonds,
              Series Detroit Symphony Orchestra
              Project, 1.350%, 6/01/31+

       3,000 Health and Educational Facilities                              A-1+    3,000,000
              Authority of the State of Missouri,
              Educational Facilities Variable Rate
              Demand Obligations, St. Louis University
              Project, Series 1999B, 1.400%, 10/01/24+
---------------------------------------------------------------------------------------------
    $ 17,000 Total Short-Term Investments (cost                                    17,000,000
              $17,000,000)
---------------------------------------------------------------------------------------------
------------
             Total Investments (cost $815,646,295) -                              839,750,239
              99.1%

             -------------------------------------------------------------------------------
             Other Assets Less Liabilities - 0.9%                                   8,020,820

             -------------------------------------------------------------------------------
             Net Assets - 100%                                                   $847,771,059

             -------------------------------------------------------------------------------

           * Optional Call Provisions (not covered by the report of independent accountants): Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
           ** Ratings (not covered by the report of independent accountants):
              Using the higher of Standard & Poor's or Moody's rating. ***Securities are backed by an escrow or trust containing sufficient
              U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.
           # On December 9, 2002, UAL Corporation, the holding company of United Air Lines, Inc., filed for federal bankruptcy protection. The Adviser determined that it was likely United would not remain current on their interest payment obligations with respect to these bonds and thus has stopped accruing interest.
           N/RInvestment is not rated.
          (WI)Security purchased on a when-issued basis.
           + Security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.




                                See accompanying notes to financial statements.

----
64

Statement of Assets and Liabilities
April 30, 2003


                                                                           High Yield   All-American       Insured
-------------------------------------------------------------------------------------------------------------------
Assets
Investments, at market value                                           $ 195,310,353   $346,687,939  $942,750,218
 (cost $193,702,560, $329,307,719, $859,337,372, $2,717,901,998 and
 $815,646,295, respectively)
Cash                                                                       2,977,370        224,128            --
Receivables:
  Interest                                                                 4,219,888      6,490,956    15,631,262
  Investments sold                                                         1,069,792             --     3,350,000
  Shares sold                                                              2,899,662        719,636       963,416
Other assets                                                                     416          9,713        39,143
-------------------------------------------------------------------------------------------------------------------
    Total assets                                                         206,477,481    354,132,372   962,734,039
-------------------------------------------------------------------------------------------------------------------
Liabilities
Cash overdraft                                                                    --             --     2,928,918
Payables:
  Investments purchased                                                    2,905,099      1,051,749     4,534,305
  Shares redeemed                                                            133,900        194,941       822,313
Accrued expenses:
  Management fees                                                             95,165        138,982       366,375
  12b-1 distribution and service fees                                         84,010        115,794        85,327
  Other                                                                       41,163        124,518       292,849
Dividends payable                                                            963,386      1,449,344     3,647,794
-------------------------------------------------------------------------------------------------------------------
    Total liabilities                                                      4,222,723      3,075,328    12,677,881
-------------------------------------------------------------------------------------------------------------------
Net assets                                                             $ 202,254,758   $351,057,044  $950,056,158
-------------------------------------------------------------------------------------------------------------------
Class A Shares
Net assets                                                             $  91,793,248   $228,694,517  $193,907,001
Shares outstanding                                                         4,667,453     20,907,905    17,323,328
Net asset value per share                                              $       19.67   $      10.94  $      11.19
Offering price per share (net asset value per share plus maximum sales charge of 4.20%, 4.20%, 4.20%, 3.00% and 2.50%, respectively, of
 offering price)                                                       $       20.53   $      11.42  $      11.68
-------------------------------------------------------------------------------------------------------------------
Class B Shares
Net assets                                                             $  58,371,837   $ 46,719,325  $ 44,579,384
Shares outstanding                                                         2,970,893      4,265,886     3,980,407
Net asset value and offering price per share                           $       19.65   $      10.95  $      11.20
-------------------------------------------------------------------------------------------------------------------
Class C Shares
Net assets                                                             $  43,463,051   $ 70,465,776  $ 33,172,458
Shares outstanding                                                         2,210,577      6,447,157     2,985,420
Net asset value and offering price per share                           $       19.66   $      10.93  $      11.11
-------------------------------------------------------------------------------------------------------------------
Class R Shares
Net assets                                                             $   8,626,622   $  5,177,426  $678,397,315
Shares outstanding                                                           438,464        472,427    60,786,317
Net asset value and offering price per share                           $       19.67   $      10.96  $      11.16
-------------------------------------------------------------------------------------------------------------------

Net Assets Consist of:
-------------------------------------------------------------------------------------------------------------------
Capital paid-in                                                        $ 201,517,842   $345,074,030  $873,553,675
Undistributed (Over-distribution of) net investment income                   176,660        346,323       348,454
Accumulated net realized gain (loss) from investments                     (1,047,537)   (11,743,529)   (7,258,817)
Net unrealized appreciation of investments                                 1,607,793     17,380,220    83,412,846
-------------------------------------------------------------------------------------------------------------------
Net assets                                                             $202,254,758    $351,057,044  $950,056,158
-------------------------------------------------------------------------------------------------------------------

                                                                          Intermediate       Limited
                                                                              Duration          Term
----------------------------------------------------------------------------------------------------
Assets
Investments, at market value                                           $2,889,935,797  $839,750,239
 (cost $193,702,560, $329,307,719, $859,337,372, $2,717,901,998 and
 $815,646,295, respectively)
Cash                                                                          945,661       284,097
Receivables:
  Interest                                                                 47,941,325    13,227,126
  Investments sold                                                         57,225,881    12,675,700
  Shares sold                                                               1,018,662     5,641,328
Other assets                                                                  131,810        24,749
----------------------------------------------------------------------------------------------------
    Total assets                                                        2,997,199,136   871,603,239
----------------------------------------------------------------------------------------------------
Liabilities
Cash overdraft                                                                     --            --
Payables:
  Investments purchased                                                    70,880,533    20,001,654
  Shares redeemed                                                           1,066,403       679,044
Accrued expenses:
  Management fees                                                           1,068,729       292,239
  12b-1 distribution and service fees                                         100,513       228,936
  Other                                                                     1,150,738       181,110
Dividends payable                                                          11,551,692     2,449,197
----------------------------------------------------------------------------------------------------
    Total liabilities                                                      85,818,608    23,832,180
----------------------------------------------------------------------------------------------------
Net assets                                                             $2,911,380,528  $847,771,059
----------------------------------------------------------------------------------------------------
Class A Shares
Net assets                                                             $  269,693,507  $508,734,518
Shares outstanding                                                         28,928,138    46,831,879
Net asset value per share                                              $         9.32  $      10.86
Offering price per share (net asset value per share plus maximum sales charge of 4.20%, 4.20%, 4.20%, 3.00% and 2.50%, respectively, of
 offering price)                                                       $         9.61  $      11.14
----------------------------------------------------------------------------------------------------
Class B Shares
Net assets                                                             $   35,115,705           N/A
Shares outstanding                                                          3,762,928           N/A
Net asset value and offering price per share                           $         9.33           N/A
----------------------------------------------------------------------------------------------------
Class C Shares
Net assets                                                             $   48,889,744  $330,728,356
Shares outstanding                                                          5,241,882    30,503,669
Net asset value and offering price per share                           $         9.33  $      10.84
----------------------------------------------------------------------------------------------------
Class R Shares
Net assets                                                             $2,557,681,572  $  8,308,185
Shares outstanding                                                        274,036,329       767,728
Net asset value and offering price per share                           $         9.33  $      10.82
----------------------------------------------------------------------------------------------------

Net Assets Consist of:
----------------------------------------------------------------------------------------------------
Capital paid-in                                                        $2,727,779,795  $831,026,308
Undistributed (Over-distribution of) net investment income                 12,576,303    (1,203,151)
Accumulated net realized gain (loss) from investments                      (1,009,369)   (6,156,042)
Net unrealized appreciation of investments                                172,033,799    24,103,944
----------------------------------------------------------------------------------------------------
Net assets                                                             $2,911,380,528  $847,771,059
----------------------------------------------------------------------------------------------------

N/A - Limited Term is not authorized to issue Class B Shares.

                                See accompanying notes to financial statements.

----
65

Statement of Operations
Year Ended April 30, 2003


                                                                                         Intermediate      Limited
                                                  High Yield All-American       Insured      Duration         Term
------------------------------------------------------------------------------------------------------------------
Investment Income                               $ 9,932,888   $21,083,746  $49,112,339  $157,917,798  $31,777,439
------------------------------------------------------------------------------------------------------------------
Expenses
Management fees                                     815,314     1,708,283    4,263,341    13,027,941    2,981,539
12b-1 service fees - Class A                        118,146       459,757      328,329       534,244      914,872
12b-1 distribution and service fees - Class B       397,201       428,491      352,697       244,561          N/A
12b-1 distribution and service fees - Class C       205,979       523,504      210,775       299,928    1,281,831
Shareholders' servicing agent fees and expenses      75,801       214,691      720,023     2,700,435      327,078
Custodian's fees and expenses                        61,153        98,561      239,881       665,758      194,592
Trustees' fees and expenses                           1,609         6,582       15,190        69,585       10,248
Professional fees                                   294,085        24,442       41,569       127,092       48,874
Shareholders' reports - printing
 and mailing expenses                                12,213        28,990       72,942       310,450       45,615
Federal and state registration fees                  51,763        46,293       59,749       108,668       69,893
Portfolio insurance expense                              --            --       13,208            --           --
Other expenses                                        5,275        11,387       23,218        55,608       20,427
------------------------------------------------------------------------------------------------------------------
Total expenses before custodian fee credit        2,038,539     3,550,981    6,340,922    18,144,270    5,894,969
  Custodian fee credit                              (19,002)      (17,700)     (41,081)      (65,992)     (35,251)
------------------------------------------------------------------------------------------------------------------
Net expenses                                      2,019,537     3,533,281    6,299,841    18,078,278    5,859,718
------------------------------------------------------------------------------------------------------------------
Net investment income                             7,913,351    17,550,465   42,812,498   139,839,520   25,917,721
------------------------------------------------------------------------------------------------------------------
Realized and Unrealized Gain (Loss) from
 Investments
Net realized gain (loss) from investments          (505,446)   (1,803,897)   4,283,843     7,454,406   (2,431,917)
Net change in unrealized appreciation or
 depreciation of investments                       (748,619)    5,579,915   30,304,114    23,543,919   12,239,073
------------------------------------------------------------------------------------------------------------------
Net gain (loss) from investments                 (1,254,065)    3,776,018   34,587,957    30,998,325    9,807,156
------------------------------------------------------------------------------------------------------------------
Net increase in net assets from operations      $ 6,659,286   $21,326,483  $77,400,455  $170,837,845  $35,724,877
------------------------------------------------------------------------------------------------------------------

N/A - Limited Term is not authorized to issue Class B Shares.


                                See accompanying notes to financial statements.

----
66

Statement of Changes in Net Assets



                                                                                      High Yield
                                                                              -------------------------
                                                                                 Year Ended    Year Ended
                                                                                    4/30/03       4/30/02
-----------------------------------------------------------------------------------------------------------
Operations
Net investment income                                                         $  7,913,351   $ 3,739,357
Net realized gain (loss) from investments                                         (505,446)      (97,977)
Net change in unrealized appreciation or depreciation of investments              (748,619)    1,941,214
-----------------------------------------------------------------------------------------------------------
Net increase in net assets from operations                                       6,659,286     5,582,594
-----------------------------------------------------------------------------------------------------------
Distributions to Shareholders
From net investment income:
  Class A                                                                       (3,672,467)   (1,498,609)
  Class B                                                                       (2,282,671)   (1,045,497)
  Class C                                                                       (1,555,176)     (508,439)
  Class R                                                                         (513,818)     (329,798)
From accumulated net realized gains from investments:
  Class A                                                                         (142,848)           --
  Class B                                                                         (103,993)           --
  Class C                                                                          (71,923)           --
  Class R                                                                          (19,161)           --
-----------------------------------------------------------------------------------------------------------
Decrease in net assets from distributions to shareholders                       (8,362,057)   (3,382,343)
-----------------------------------------------------------------------------------------------------------
Fund Share Transactions
Net proceeds from sale of shares                                               137,524,843    54,589,745
Net proceeds from shares issued to shareholders due to reinvestment of
 distributions                                                                   2,636,813     1,082,867
-----------------------------------------------------------------------------------------------------------
                                                                               140,161,656    55,672,612
Cost of shares redeemed                                                        (19,387,296)   (8,066,367)
-----------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from Fund share transactions             120,774,360    47,606,245
-----------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets                                          119,071,589    49,806,496
Net assets at the beginning of year                                             83,183,169    33,376,673
-----------------------------------------------------------------------------------------------------------
Net assets at the end of year                                                 $202,254,758   $83,183,169
-----------------------------------------------------------------------------------------------------------
Undistributed (Over-distribution of) net investment income at the end of year $    176,660   $   464,310
-----------------------------------------------------------------------------------------------------------

                                                                                      All-American
                                                                              ---------------------------
                                                                                 Year Ended      Year Ended
                                                                                    4/30/03         4/30/02
------------------------------------------------------------------------------------------------------------
Operations
Net investment income                                                         $ 17,550,465  $  18,881,037
Net realized gain (loss) from investments                                       (1,803,897)     2,390,336
Net change in unrealized appreciation or depreciation of investments             5,579,915      1,747,790
------------------------------------------------------------------------------------------------------------
Net increase in net assets from operations                                      21,326,483     23,019,163
------------------------------------------------------------------------------------------------------------
Distributions to Shareholders
From net investment income:
  Class A                                                                      (12,318,492)   (12,980,776)
  Class B                                                                       (2,063,137)    (1,840,042)
  Class C                                                                       (3,331,656)    (3,210,485)
  Class R                                                                         (274,451)      (194,452)
From accumulated net realized gains from investments:
  Class A                                                                               --             --
  Class B                                                                               --             --
  Class C                                                                               --             --
  Class R                                                                               --             --
------------------------------------------------------------------------------------------------------------
Decrease in net assets from distributions to shareholders                      (17,987,736)   (18,225,755)
------------------------------------------------------------------------------------------------------------
Fund Share Transactions
Net proceeds from sale of shares                                                73,979,137     86,548,863
Net proceeds from shares issued to shareholders due to reinvestment of
 distributions                                                                   6,157,564      5,595,433
------------------------------------------------------------------------------------------------------------
                                                                                80,136,701     92,144,296
Cost of shares redeemed                                                        (81,146,441)  (102,618,370)
------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from Fund share transactions              (1,009,740)   (10,474,074)
------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets                                            2,329,007     (5,680,666)
Net assets at the beginning of year                                            348,728,037    354,408,703
------------------------------------------------------------------------------------------------------------
Net assets at the end of year                                                 $351,057,044  $ 348,728,037
------------------------------------------------------------------------------------------------------------
Undistributed (Over-distribution of) net investment income at the end of year $    346,323  $     862,872
------------------------------------------------------------------------------------------------------------


                                See accompanying notes to financial statements.

----
67

                                                                                Insured
                                                                      --------------------------
                                                                         Year Ended    Year Ended
                                                                            4/30/03       4/30/02
---------------------------------------------------------------------------------------------------
Operations
Net investment income                                                 $ 42,812,498  $ 41,843,423
Net realized gain (loss) from investments                                4,283,843     2,174,640
Net change in unrealized appreciation or depreciation of investments    30,304,114     2,863,113
---------------------------------------------------------------------------------------------------
Net increase in net assets from operations                              77,400,455    46,881,176
---------------------------------------------------------------------------------------------------
Distributions to Shareholders
From net investment income:
  Class A                                                               (7,732,845)   (6,680,559)
  Class B                                                               (1,459,482)   (1,178,832)
  Class C                                                               (1,145,325)     (860,461)
  Class R                                                              (32,783,237)  (33,685,255)
From accumulated net realized gains from investments:
  Class A                                                                       --            --
  Class B                                                                       --            --
  Class C                                                                       --            --
  Class R                                                                       --            --
---------------------------------------------------------------------------------------------------
Decrease in net assets from distributions to shareholders              (43,120,889)  (42,405,107)
---------------------------------------------------------------------------------------------------
Fund Share Transactions
Net proceeds from sale of shares                                       125,534,920   115,636,044
Net proceeds from shares issued to shareholders due to
 reinvestment of distributions                                          27,316,878    26,854,295
---------------------------------------------------------------------------------------------------
                                                                       152,851,798   142,490,339
Cost of shares redeemed                                                (85,039,987)  (99,479,664)
---------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from Fund share transactions      67,811,811    43,010,675
---------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets                                  102,091,377    47,486,744
Net assets at the beginning of year                                    847,964,781   800,478,037
---------------------------------------------------------------------------------------------------
Net assets at the end of year                                         $950,056,158  $847,964,781
---------------------------------------------------------------------------------------------------
Undistributed (Over-distribution of) net investment income at the end
 of year                                                              $    348,454  $    802,375
---------------------------------------------------------------------------------------------------

                                                                           Intermediate Duration
                                                                      ------------------------------
                                                                           Year Ended      Year Ended
                                                                              4/30/03         4/30/02
-----------------------------------------------------------------------------------------------------
Operations
Net investment income                                                 $  139,839,520  $  141,370,309
Net realized gain (loss) from investments                                  7,454,406       6,947,352
Net change in unrealized appreciation or depreciation of investments      23,543,919       8,973,688
-----------------------------------------------------------------------------------------------------
Net increase in net assets from operations                               170,837,845     157,291,349
-----------------------------------------------------------------------------------------------------
Distributions to Shareholders
From net investment income:
  Class A                                                                (12,487,579)    (10,389,583)
  Class B                                                                   (988,178)       (636,560)
  Class C                                                                 (1,622,055)     (1,048,401)
  Class R                                                               (124,393,925)   (128,797,855)
From accumulated net realized gains from investments:
  Class A                                                                 (1,289,718)       (322,980)
  Class B                                                                   (134,260)        (23,332)
  Class C                                                                   (205,934)        (40,121)
  Class R                                                                (12,591,946)     (3,800,250)
-----------------------------------------------------------------------------------------------------
Decrease in net assets from distributions to shareholders               (153,713,595)   (145,059,082)
-----------------------------------------------------------------------------------------------------
Fund Share Transactions
Net proceeds from sale of shares                                         247,654,325     227,247,379
Net proceeds from shares issued to shareholders due to
 reinvestment of distributions                                           110,653,985     105,112,525
-----------------------------------------------------------------------------------------------------
                                                                         358,308,310     332,359,904
Cost of shares redeemed                                                 (322,963,867)   (240,119,558)
-----------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from Fund share transactions        35,344,443      92,240,346
-----------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets                                     52,468,693     104,472,613
Net assets at the beginning of year                                    2,858,911,835   2,754,439,222
-----------------------------------------------------------------------------------------------------
Net assets at the end of year                                         $2,911,380,528  $2,858,911,835
-----------------------------------------------------------------------------------------------------
Undistributed (Over-distribution of) net investment income at the end
 of year                                                              $   12,576,303  $   19,557,516
-----------------------------------------------------------------------------------------------------




                                See accompanying notes to financial statements.

----
68

                                                                                             Limited Term
                                                                                     ---------------------------
                                                                                         Year Ended       Year Ended
                                                                                            4/30/03          4/30/02
--------------------------------------------------------------------------------------------------------------------
Operations
Net investment income                                                                $  25,917,721     $ 21,484,469
Net realized gain (loss) from investments                                               (2,431,917)        (331,981)
Net change in unrealized appreciation or depreciation of investments                    12,239,073        4,194,839

-----------------------------------------------------------------------------------------------------------------
Net increase in net assets from operations                                              35,724,877       25,347,327
-----------------------------------------------------------------------------------------------------------------
Distributions to Shareholders
From net investment income:
  Class A                                                                              (18,543,029)     (17,506,239)
  Class B                                                                                      N/A              N/A
  Class C                                                                               (8,523,318)      (4,320,166)
  Class R                                                                                 (247,993)         (74,398)
From accumulated net realized gains from investments:
  Class A                                                                                       --               --
  Class B                                                                                      N/A              N/A
  Class C                                                                                       --               --
  Class R                                                                                       --               --
-----------------------------------------------------------------------------------------------------------------
Decrease in net assets from distributions to shareholders                              (27,314,340)     (21,900,803)
-----------------------------------------------------------------------------------------------------------------
Fund Share Transactions
Net proceeds from sale of shares                                                       384,439,030      174,543,071
Net proceeds from shares issued to shareholders due to reinvestment of distributions    13,065,320       11,080,435

-----------------------------------------------------------------------------------------------------------------
                                                                                       397,504,350      185,623,506
Cost of shares redeemed                                                               (115,102,431)     (67,354,551)

-----------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from Fund share transactions                     282,401,919      118,268,955

-----------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets                                                  290,812,456      121,715,479
Net assets at the beginning of year                                                    556,958,603      435,243,124
--------------------------------------------------------------------------------------------------------------------
Net assets at the end of year                                                        $ 847,771,059     $556,958,603
--------------------------------------------------------------------------------------------------------------------
Undistributed (Over-distribution of) net investment income at the end of year        $  (1,203,151)    $    139,230
--------------------------------------------------------------------------------------------------------------------

N/A - Limited Term is not authorized to issue Class B Shares.



                                See accompanying notes to financial statements.

----
69

Notes to Financial Statements

1. General Information and Significant Accounting Policies

The Nuveen Municipal Trust (the "Trust") is an open-end, investment company registered under the Investment Company Act of 1940, as amended. The Trust comprises the Nuveen High Yield Municipal Bond Fund ("High Yield"), Nuveen All-American Municipal Bond Fund ("All-American"), Nuveen Insured Municipal Bond Fund ("Insured"), Nuveen Intermediate Duration Municipal Bond Fund ("Intermediate Duration") and Nuveen Limited Term Municipal Bond Fund ("Limited Term") (collectively, the "Funds"). The Trust was organized as a Massachusetts business trust on July 1, 1996. The Funds, other than High Yield, were organized as series of predecessor trusts or corporations prior to that date.

High Yield invests substantially all of its assets in municipal bonds for high current income exempt from regular federal income taxes and capital appreciation. Under normal circumstances, at least 80% of the Fund's assets will be invested in medium to low-quality municipal bonds and may also invest in defaulted municipal bonds, inverse floating rate securities, municipal forwards and short-term municipal investments.

All-American, Insured, Intermediate Duration and Limited Term seek to provide high tax-free income and preservation of capital through investments in diversified portfolios of quality municipal bonds.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with accounting principles generally accepted in the United States.

Securities Valuation
The prices of municipal bonds in each Fund's investment portfolio are provided by a pricing service approved by the Fund's Board of Trustees. When price quotes are not readily available (which is usually the case for municipal securities), the pricing service establishes fair market value based on yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating, indications of value from securities dealers and general market conditions. If it is determined that market prices for a security are unavailable or inappropriate, the Board of Trustees of the Funds, or its designee, may establish a fair value for the security. Temporary investments in securities that have variable rate and demand features qualifying them as short-term securities are valued at amortized cost, which approximates market value.

Securities Transactions
Securities transactions are recorded on a trade date basis. Realized gains and losses from such transactions are determined on the specific identification method. Securities purchased or sold on a when-issued or delayed delivery basis may have extended settlement periods. Any securities so purchased are subject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets with a current value at least equal to the amount of the when-issued and delayed delivery purchase commitments. At April 30, 2003, High Yield, Insured, Intermediate Duration and Limited Term had outstanding when-issued and delayed delivery purchase commitments of $2,905,099, $3,254,023, $55,599,793 and $11,998,488, respectively. There were no such outstanding purchase commitments in All-American.

Investment Income
Interest income, which includes the amortization of premiums and accretion of discounts for financial reporting purposes, is recorded on an accrual basis.

Dividends and Distributions to Shareholders
Tax-exempt net investment income is declared monthly as a dividend. Generally, payment is made or reinvestment is credited to shareholder accounts on the first business day after month-end. Net realized capital gains and/or market discount from investment transactions, if any, are distributed to shareholders not less frequently than annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Distributions to shareholders of tax-exempt net investment income, net realized capital gains and/or market discount, if any, are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States.

Federal Income Taxes
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income to its shareholders. Therefore, no federal income tax provision is required. Furthermore, each Fund intends to satisfy conditions which will enable interest from municipal securities, which is exempt from regular federal income tax, to retain such tax-exempt status when distributed to shareholders of the Funds. All monthly tax-exempt income dividends paid during the fiscal year ended April 30, 2003, have been designated Exempt Interest Dividends.

----
70

Insurance
Insured invests primarily in municipal securities which are either covered by insurance or backed by an escrow or trust account containing sufficient U.S. Government or U.S. Government agency securities, both of which ensure the timely payment of principal and interest. Each insured municipal security is covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insurance. Such insurance does not guarantee the market value of the municipal securities or the value of the Fund's shares. Original Issue Insurance and Secondary Market Insurance remain in effect as long as the municipal securities covered thereby remain outstanding and the insurer remains in business, regardless of whether the Fund ultimately disposes of such municipal securities. Consequently, the market value of the municipal securities covered by Original Issue Insurance or Secondary Market Insurance may reflect value attributable to the insurance. Portfolio Insurance is effective only while the municipal securities are held by the Fund. Accordingly, neither the prices used in determining the market value of the underlying municipal securities nor the net asset value of the Fund's shares include value, if any, attributable to the Portfolio Insurance. Each policy of the Portfolio Insurance does, however, give the Fund the right to obtain permanent insurance with respect to the municipal security covered by the Portfolio Insurance policy at the time of its sale.

Flexible Sales Charge Program
Each Fund offers Class A, C and R Shares. High Yield, All-American, Insured and Intermediate Duration also offer Class B Shares. Class A Shares are sold with a sales charge and incur a .20% annual 12b-1 service fee. Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge ("CDSC") if redeemed within 18 months of purchase. Class B Shares are sold without a sales charge but incur a .75% annual 12b-1 distribution fee and a .20% annual 12b-1 service fee. An investor purchasing Class B Shares agrees to pay a CDSC of up to 5% depending upon the length of time the shares are held by the investor (CDSC is reduced to 0% at the end of six years). Class B Shares convert to Class A Shares eight years after purchase. Class C Shares are sold without a sales charge but incur a .55% (.35% for Limited Term) annual 12b-1 distribution fee and a .20% annual 12b-1 service fee. An investor purchasing Class C Shares agrees to pay a CDSC of 1% if Class C Shares are redeemed within one year of purchase. Class R Shares are not subject to any sales charge or 12b-1 distribution or service fees. Class R Shares are available only under limited circumstances.

Derivative Financial Instruments
The Funds may invest in certain derivative financial instruments including futures, forward, swap and option contracts, and other financial instruments with similar characteristics including inverse floating rate securities. During the fiscal year ended April 30, 2003, High Yield, All-American and Insured invested in inverse floating rate securities for the purpose of enhancing portfolio yield. Inverse floating rate securities are identified in the Portfolio of Investments and are marked to market daily. The interest rate of an inverse floating rate security has an inverse relationship to the interest rate of a short-term floating rate security. Consequently, as the interest rate of the floating rate security rises, the interest rate on the inverse floating rate security declines. Conversely, as the interest rate of the floating rate security declines, the interest rate on the inverse floating rate security rises. The price of an inverse floating rate security will be more volatile than that of an otherwise comparable fixed rate security since the interest rate is dependent on an underlying fixed coupon rate or the general level of long-term interest rates as well as the short-term interest paid on the floating rate security, and because the inverse floating rate security typically bears the risk of loss of a greater face value of an underlying bond. Intermediate Duration and Limited Term did not invest in any such securities during the fiscal year ended April 30, 2003.

Expense Allocation
Expenses of the Funds that are not directly attributable to a specific class of shares are prorated among the classes based on the relative net assets of each class. Expenses directly attributable to a class of shares, which presently only include 12b-1 distribution and service fees, are recorded to the specific class.

Custodian Fee Credit
Each Fund has an arrangement with the custodian bank whereby certain custodian fees and expenses are reduced by credits earned on each Fund's cash on deposit with the bank. Such deposit arrangements are an alternative to overnight investments.

Use of Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.



----
71

2. Fund Shares

Transactions in Fund shares were as follows:

                                                                          High Yield
                                                     ----------------------------------------------------
                                                             Year Ended                 Year Ended
                                                              4/30/03                    4/30/02
                                                     -------------------------  -------------------------
                                                          Shares         Amount      Shares         Amount
----------------------------------------------------------------------------------------------------------
Shares sold:
  Class A                                             3,531,964  $  69,806,975   1,110,695    $21,821,148
  Class B                                             1,683,074     33,295,566     950,251     18,672,628
  Class C                                             1,658,607     32,858,816     496,060      9,752,170
  Class R                                                78,809      1,563,486     220,559      4,343,799
Shares issued to shareholders due to reinvestment of
 distributions:
  Class A                                                48,053        951,264      18,493        363,059
  Class B                                                39,863        789,197      19,160        375,795
  Class C                                                25,052        495,671       7,443        146,305
  Class R                                                20,196        400,681      10,049        197,708
----------------------------------------------------------------------------------------------------------
                                                      7,085,618    140,161,656   2,832,710     55,672,612
----------------------------------------------------------------------------------------------------------
Shares redeemed:
  Class A                                              (617,940)   (12,169,591)   (210,934)    (4,115,884)
  Class B                                              (196,288)    (3,887,395)   (104,544)    (2,058,630)
  Class C                                              (151,358)    (2,990,576)    (72,250)    (1,418,716)
  Class R                                               (17,206)      (339,734)    (24,133)      (473,137)
----------------------------------------------------------------------------------------------------------
                                                       (982,792)   (19,387,296)   (411,861)    (8,066,367)
----------------------------------------------------------------------------------------------------------
Net increase                                          6,102,826   $120,774,360   2,420,849    $47,606,245
----------------------------------------------------------------------------------------------------------

                                                                         All-American
                                                     ----------------------------------------------------
                                                             Year Ended                 Year Ended
                                                              4/30/03                    4/30/02
                                                     -------------------------  -------------------------
                                                          Shares         Amount      Shares         Amount
----------------------------------------------------------------------------------------------------------
Shares sold:
  Class A                                             4,435,834  $  48,443,397   5,605,560  $  60,791,456
  Class B                                               880,723      9,626,499     958,107     10,419,155
  Class C                                             1,301,712     14,202,315   1,194,594     12,959,316
  Class R                                               157,142      1,706,926     217,648      2,378,936
Shares issued to shareholders due to reinvestment of
 distributions:
  Class A                                               385,426      4,210,159     356,558      3,876,978
  Class B                                                77,834        851,007      64,724        704,259
  Class C                                                83,029        906,140      82,048        891,017
  Class R                                                17,386        190,258      11,341        123,179
----------------------------------------------------------------------------------------------------------
                                                      7,339,086     80,136,701   8,490,580     92,144,296
----------------------------------------------------------------------------------------------------------
Shares redeemed:
  Class A                                            (5,349,620)   (58,398,039) (7,554,456)   (82,317,174)
  Class B                                              (694,892)    (7,599,189)   (509,966)    (5,531,950)
  Class C                                            (1,277,288)   (13,925,115) (1,301,240)   (14,159,548)
  Class R                                              (112,112)    (1,224,098)    (56,628)      (609,698)
----------------------------------------------------------------------------------------------------------
                                                     (7,433,912)   (81,146,441) (9,422,290)  (102,618,370)
----------------------------------------------------------------------------------------------------------
Net increase (decrease)                                 (94,826) $  (1,009,740)   (931,710) $ (10,474,074)
----------------------------------------------------------------------------------------------------------


----
72

                                                                            Insured
                                                     -----------------------------------------------------
                                                             Year Ended                 Year Ended
                                                              4/30/03                     4/30/02
                                                     -------------------------  --------------------------
                                                           Shares        Amount       Shares            Amount
-----------------------------------------------------------------------------------------------------------------
Shares sold:
  Class A                                              6,272,093  $ 69,032,502    5,124,802      $ 55,576,262
  Class B                                              1,465,539    16,146,936      932,501        10,123,080
  Class C                                              1,539,260    16,819,545    1,249,584        13,405,417
  Class R                                              2,153,847    23,535,937    3,374,205        36,531,285
Shares issued to shareholders due to reinvestment of
 distributions:
  Class A                                                395,492     4,351,004      347,487         3,770,064
  Class B                                                 55,619       612,142       45,631           494,957
  Class C                                                 48,251       526,868       37,967           408,591
  Class R                                              1,991,775    21,826,864    2,051,840        22,180,683
-----------------------------------------------------------------------------------------------------------------
                                                      13,921,876   152,851,798   13,164,017       142,490,339
-----------------------------------------------------------------------------------------------------------------
Shares redeemed:
  Class A                                             (2,553,933)  (28,128,393)  (3,527,528)      (38,315,381)
  Class B                                               (372,996)   (4,107,199)    (400,140)       (4,330,628)
  Class C                                               (648,309)   (7,083,230)    (639,705)       (6,876,538)
  Class R                                             (4,175,670)  (45,721,165)  (4,619,596)      (49,957,117)
-----------------------------------------------------------------------------------------------------------------
                                                      (7,750,908)  (85,039,987)  (9,186,969)      (99,479,664)
-----------------------------------------------------------------------------------------------------------------
Net increase                                           6,170,968  $ 67,811,811    3,977,048      $ 43,010,675
-----------------------------------------------------------------------------------------------------------------

                                                                     Intermediate Duration
                                                     -----------------------------------------------------
                                                             Year Ended                 Year Ended
                                                              4/30/03                     4/30/02
                                                     -------------------------  --------------------------
                                                           Shares        Amount       Shares            Amount
-----------------------------------------------------------------------------------------------------------------
Shares sold:
  Class A                                              9,338,647  $ 87,107,786   11,230,732.    $ 104,565,722
  Class B                                              1,895,749    17,723,892      823,168.        7,675,013
  Class C                                              2,720,908    25,429,025    1,643,382.       15,351,149
  Class R                                             12,588,569   117,393,622   10,686,499.       99,655,495
Shares issued to shareholders due to reinvestment of
 distributions:
  Class A                                                769,727     7,185,597      622,545.        5,808,028
  Class B                                                 48,088       449,131       32,252.          300,902
  Class C                                                 71,587       668,214       46,038.          429,262
  Class R                                             10,952,426   102,351,043   10,555,532.       98,574,333
-----------------------------------------------------------------------------------------------------------------
                                                      38,385,701   358,308,310   35,640,148.      332,359,904
-----------------------------------------------------------------------------------------------------------------
Shares redeemed:
  Class A                                             (9,053,423)  (84,655,682)  (4,789,441)      (44,669,320)
  Class B                                               (212,026)   (1,981,132)    (223,133)       (2,080,627)
  Class C                                               (969,030)   (9,064,982)    (267,926)       (2,495,118)
  Class R                                            (24,333,216) (227,262,071) (20,461,659)     (190,874,493)
-----------------------------------------------------------------------------------------------------------------
                                                     (34,567,695) (322,963,867) (25,742,159)     (240,119,558)
-----------------------------------------------------------------------------------------------------------------
Net increase                                           3,818,006  $ 35,344,443    9,897,989...  $  92,240,346
-----------------------------------------------------------------------------------------------------------------


----
73

                                                                         Limited Term
                                                     ----------------------------------------------------
                                                             Year Ended                 Year Ended
                                                               4/30/03                    4/30/02
                                                     --------------------------  ------------------------
                                                         Shares         Amount        Shares        Amount
----------------------------------------------------------------------------------------------------------
Shares sold:
  Class A                                             15,592,971  $ 168,683,788   7,802,621  $ 83,711,250
  Class C                                             19,481,918    210,391,644   8,206,286    87,958,741
  Class R                                                495,975      5,363,598     267,337     2,873,080
Shares issued to shareholders due to reinvestment of
 distributions:
  Class A                                                907,176      9,802,781     865,983     9,296,012
  Class C                                                282,224      3,044,879     162,186     1,737,792
  Class R                                                 20,209        217,660       4,371        46,631
----------------------------------------------------------------------------------------------------------
                                                      36,780,473    397,504,350  17,308,784   185,623,506
----------------------------------------------------------------------------------------------------------
Shares redeemed:
  Class A                                             (7,501,422)   (81,012,386) (4,645,153)  (49,829,925)
  Class C                                             (3,109,340)   (33,555,740) (1,630,440)  (17,454,367)
  Class R                                                (49,819)      (534,305)     (6,547)      (70,259)
----------------------------------------------------------------------------------------------------------
                                                     (10,660,581)  (115,102,431) (6,282,140)  (67,354,551)
----------------------------------------------------------------------------------------------------------
Net increase                                          26,119,892  $ 282,401,919  11,026,644  $118,268,955
----------------------------------------------------------------------------------------------------------

3. Securities Transactions

Purchases and sales (including maturities) of investments in long-term municipal securities for the fiscal year ended April 30, 2003, were as follows:

                             High        All-              Intermediate      Limited
                            Yield    American      Insured     Duration         Term
------------------------------------------------------------------------------------
Purchases            $145,239,290 $84,971,563 $310,082,359 $802,587,306 $487,461,234
Sales and maturities   31,779,212  89,774,743  275,988,749  778,591,592  211,087,782
------------------------------------------------------------------------------------

4. Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing income on taxable market discount securities and timing differences in recognizing certain gains and losses on security transactions.

At April 30, 2003, the cost of investments were as follows:

                            High         All-                Intermediate      Limited
                           Yield     American      Insured       Duration         Term
--------------------------------------------------------------------------------------
Cost of investments $193,215,457 $329,119,666 $858,398,286 $2,705,154,172 $815,425,487
--------------------------------------------------------------------------------------

Gross unrealized appreciation and gross unrealized depreciation of investments at April 30, 2003, were as follows:

                                                   High         All-              Intermediate      Limited
                                                  Yield     American     Insured      Duration         Term
-----------------------------------------------------------------------------------------------------------
Gross unrealized:
  Appreciation                             $ 6,416,756  $25,156,805  $84,351,932 $214,026,261  $31,055,746
  Depreciation                              (4,321,860)  (7,588,532)          --  (29,244,636)  (6,730,994)
-----------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments $ 2,094,896  $17,568,273  $84,351,932 $184,781,625  $24,324,752
-----------------------------------------------------------------------------------------------------------


----
74

The tax components of undistributed net investment income and net realized gains at April 30, 2003, were as follows:

                                              High       All-            Intermediate    Limited
                                             Yield   American    Insured     Duration       Term
------------------------------------------------------------------------------------------------
Undistributed net tax-exempt income       $650,008 $1,580,549 $3,053,957   $8,667,718 $1,010,217
Undistributed net ordinary income*           2,942     29,416        153    1,054,815      2,282
Undistributed net long-term capital gains       --         --         --      648,254         --
------------------------------------------------------------------------------------------------

* Ordinary income consists of taxable market discount income and net short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended April 30, 2003, were designated for purposes of the dividends paid deduction as follows:

                                                     High        All-             Intermediate     Limited
2003                                                Yield    American     Insured     Duration        Term
----------------------------------------------------------------------------------------------------------
Distributions from net tax-exempt income       $7,421,994 $18,043,352 $43,012,601 $139,347,802 $26,868,504
Distributions from net ordinary income*            25,223       3,164          --      985,879       6,721
Distributions from net long-term capital gains    337,925          --          --   13,475,424          --
----------------------------------------------------------------------------------------------------------

                                                     High        All-             Intermediate     Limited
2002                                                Yield    American     Insured     Duration        Term
----------------------------------------------------------------------------------------------------------
Distributions from net tax-exempt income       $3,382,343 $18,225,755 $42,186,531 $140,864,347 $21,863,599
Distributions from net ordinary income*                --          --     215,524      583,516      36,396
Distributions from net long-term capital gains         --          --          --    3,611,219          --
----------------------------------------------------------------------------------------------------------

* Ordinary income consists of taxable market discount income and net short-term capital gains, if any.

At April 30, 2003, the following Funds had unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the carryforwards will expire as follows:

                                  All-               Limited
                              American    Insured       Term
                   -----------------------------------------
                   2008     $2,799,737 $       -- $1,014,670
                   2009      6,509,058  7,258,817  2,353,306
                   2010             --         --    337,553
                   2011             --         --    998,546
                   -----------------------------------------
                     Total  $9,308,795 $7,258,817 $4,704,075
                   -----------------------------------------

The following Funds have elected to defer net realized losses from investments incurred from November 1, 2002 through April 30, 2003 ("post-October losses'') in accordance with Federal income tax regulations. The following post-October losses are treated as having arisen in the following fiscal year.

                               High       All-    Limited
                              Yield   American       Term
                       ----------------------------------
                         $1,047,537 $2,433,040 $1,439,221
                       ----------------------------------

5. Management Fee and Other Transactions with Affiliates

Under the Trust's investment management agreement with Nuveen Advisory Corp. (the "Adviser"), a wholly owned subsidiary of Nuveen Investments, Inc. (formerly, The John Nuveen Company), each Fund pays an annual management fee, payable monthly, at the rates set forth below which are based upon the average daily net assets of each Fund as follows:

                                   High Yield
Average Daily Net Assets       Management Fee
----------------------------------------------
For the first $125 million             .6000 %
For the next $125 million               .5875
For the next $250 million               .5750
For the next $500 million               .5625
For the next $1 billion                 .5500
For net assets over $2 billion          .5250
----------------------------------------------


----
75

                               All-American, Insured &
                                 Intermediate Duration    Limited Term
Average Daily Net Assets                Management Fee  Management Fee
-----------------------------------------------------------------------
For the first $125 million                       .5000%          .4500%
For the next $125 million                        .4875           .4375
For the next $250 million                        .4750           .4250
For the next $500 million                        .4625           .4125
For the next $1 billion                          .4500           .4000
For the next $3 billion                          .4250           .3750
For net assets over $5 billion                   .4125           .3625
-----------------------------------------------------------------------

The management fee compensates the Adviser for overall investment advisory and administrative services, and general office facilities. The Trust pays no compensation directly to those of its Trustees who are affiliated with the Adviser or to its officers, all of whom receive remuneration for their services to the Trust from the Adviser or its affiliates.

The Adviser has agreed to waive part of its management fees or reimburse certain expenses of Insured and Intermediate Duration in order to limit total expenses to .975 of 1% of the average daily net assets of Insured and .75 of 1% of the average daily net assets of Intermediate Duration, excluding any 12b-1 fees applicable to Class A, B and C Shares. The Adviser may also voluntarily agree to reimburse additional expenses from time to time in any of the Funds. Voluntary reimbursements may be terminated at any time at the Adviser's discretion.

During the fiscal year ended April 30, 2003, Nuveen Investments, LLC (the "Distributor") (formerly, Nuveen Investments), a wholly owned subsidiary of Nuveen Investments, Inc., collected sales charges on purchases of Class A Shares, the majority of which were paid out as concessions to authorized dealers as follows:

                                             High     All-          Intermediate  Limited
                                            Yield American  Insured     Duration     Term
-----------------------------------------------------------------------------------------
Sales charges collected (unaudited)    $1,152,241 $565,667 $849,378     $438,360 $892,322
Paid to authorized dealers (unaudited)  1,152,241  531,673  849,378      377,778  892,322
-----------------------------------------------------------------------------------------

The Distributor also received 12b-1 service fees on Class A Shares, substantially all of which were paid to compensate authorized dealers for providing services to shareholders relating to their investments.

During the fiscal year ended April 30, 2003, the Distributor compensated authorized dealers directly with commission advances at the time of purchase as follows:

                                      High     All-          Intermediate    Limited
                                     Yield American  Insured     Duration       Term
------------------------------------------------------------------------------------
Commission advances (unaudited) $1,826,488 $503,781 $924,297     $778,899 $2,219,845
------------------------------------------------------------------------------------

To compensate for commissions advanced to authorized dealers, all 12b-1 service fees collected on Class B Shares during the first year following a purchase, all 12b-1 distribution fees collected on Class B Shares, and all 12b-1 service and distribution fees collected on Class C Shares during the first year following a purchase are retained by the Distributor. During the fiscal year ended April 30, 2003, the Distributor retained such 12b-1 fees as follows:

                                    High     All-          Intermediate  Limited
                                   Yield American  Insured     Duration     Term
--------------------------------------------------------------------------------
12b-1 fees retained (unaudited) $497,164 $440,427 $394,601     $355,215 $766,019
--------------------------------------------------------------------------------

The remaining 12b-1 fees charged to the Funds were paid to compensate authorized dealers for providing services to shareholders relating to their investments.

The Distributor also collected and retained CDSC on share redemptions during the fiscal year ended April 30, 2003, as follows:

                              High     All-          Intermediate  Limited
                             Yield American  Insured     Duration     Term
--------------------------------------------------------------------------
CDSC retained (unaudited) $153,453 $175,922 $115,913      $73,962 $102,703
--------------------------------------------------------------------------


----
76

6. Investment Composition

At April 30, 2003, the revenue sources by municipal purpose, expressed as a percent of total investments, were as follows:

                                    High     All-         Intermediate Limited
                                   Yield American Insured     Duration    Term
 -----------------------------------------------------------------------------
 Consumer Staples                     4%     5%      --%        4%         3%
 Education and Civic Organizations    5      6        7         2         10
 Healthcare                          15     15       10        18         12
 Housing/Multifamily                 --      4        6         5          4
 Housing/Single Family               --      4        4         3         --
 Industrials                          3      1        1        --          2
 Long-Term Care                       3      2        1         1          1
 Materials                           10      2       --        --         --
 Tax Obligation/General               1      6       12         7         11
 Tax Obligation/Limited              25      7       10        13         15
 Transportation                       5      9       11         8          9
 U.S. Guaranteed                     --     16       26        15          5
 Utilities                           23     19        7        15         25
 Water and Sewer                     --      3        5         9          2
 Other                                6      1       --        --          1
 -----------------------------------------------------------------------------
                                    100%   100%     100%      100%       100%
 -----------------------------------------------------------------------------

Certain investments owned by the Funds are either covered by insurance issued by several private insurers or are backed by an escrow or trust containing U.S. Government or U.S. Government agency securities, both of which ensure the timely payment of principal and interest in the event of default (High Yield 2%, All-American 36%, Insured 100%, Intermediate Duration 53% and Limited Term 36%). Such insurance or escrow, however, does not guarantee the market value of the municipal securities or the value of any of the Funds' shares.

For additional information regarding each investment security, refer to the Portfolio of Investments of each Fund.

7. Subsequent Event - Distributions to Shareholders

The Funds declared dividend distributions from their tax-exempt net investment income which were paid on June 2, 2003, to shareholders of record on May 9, 2003, as follows:

                      High      All-         Intermediate Limited
                     Yield  American Insured     Duration    Term
-----------------------------------------------------------------
Dividend per share:
 Class A            $.1030    $.0460  $.0425       $.0350  $.0300
 Class B             .0905     .0390   .0355        .0290     N/A
 Class C             .0940     .0410   .0370        .0305   .0270
 Class R             .1065     .0475   .0440        .0365   .0320
-----------------------------------------------------------------

N/A - Limited Term is not authorized to issue Class B Shares.



----
77

Financial Highlights

Selected data for a share outstanding throughout each period:

Class (Inception Date)
                                                   Investment Operations       Less Distributions
                                                 -------------------------  ------------------------


HIGH YIELD


                                                                Net
                                                          Realized/
                                                         Unrealized
                                       Beginning     Net    Invest-             Net                    Ending
                                             Net Invest-       ment         Invest-                       Net
                                           Asset    ment       Gain            ment  Capital            Asset     Total
Year Ended April 30,                       Value  Income     (Loss)   Total  Income    Gains    Total   Value Return(a)
-------------------------------------------------------------------------------------------------------------------------
Class A (6/99)
 2003                                     $19.88   $1.21     $ (.13) $1.08   $(1.24)   $(.05) $(1.29) $19.67       5.56%
 2002                                      18.93    1.33        .84   2.17    (1.22)      --   (1.22)  19.88      11.73
 2001                                      18.60    1.19        .34   1.53    (1.20)      --   (1.20)  18.93       8.52
 2000(d)                                   20.00    1.06      (1.61)  (.55)    (.85)      --    (.85)  18.60      (2.69)
Class B (6/99)
 2003                                      19.87    1.07       (.15)   .92    (1.09)    (.05)  (1.14)  19.65       4.73
 2002                                      18.91    1.19        .85   2.04    (1.08)      --   (1.08)  19.87      10.97
 2001                                      18.58    1.06        .33   1.39    (1.06)      --   (1.06)  18.91       7.70
 2000(d)                                   20.00     .93      (1.61)  (.68)    (.74)      --    (.74)  18.58      (3.36)
Class C (6/99)
 2003                                      19.88    1.10       (.14)   .96    (1.13)    (.05)  (1.18)  19.66       4.94
 2002                                      18.93    1.22        .85   2.07    (1.12)      --   (1.12)  19.88      11.13
 2001                                      18.59    1.09        .35   1.44    (1.10)      --   (1.10)  18.93       7.96
 2000(d)                                   20.00     .96      (1.60)  (.64)    (.77)      --    (.77)  18.59      (3.16)
Class R (6/99)
 2003                                      19.89    1.27       (.16)  1.11    (1.28)    (.05)  (1.33)  19.67       5.73
 2002                                      18.94    1.37        .84   2.21    (1.26)      --   (1.26)  19.89      11.96
 2001                                      18.61    1.20        .37   1.57    (1.24)      --   (1.24)  18.94       8.72
 2000(d)                                   20.00    1.05      (1.56)  (.51)    (.88)      --    (.88)  18.61      (2.50)
-------------------------------------------------------------------------------------------------------------------------

Class (Inception Date)
                                                                Ratios/Supplemental Data
                                       --------------------------------------------------------------------------
                                                 Before Credit/         After          After Credit/
                                                 Reimbursement     Reimbursement(b)   Reimbursement(c)
HIGH YIELD                                     -----------------  -----------------  -----------------
                                                           Ratio              Ratio              Ratio
                                                          of Net             of Net             of Net
                                                         Invest-            Invest-            Invest-
                                               Ratio of     ment  Ratio of     ment  Ratio of     ment
                                               Expenses   Income  Expenses   Income  Expenses   Income
                                        Ending       to       to        to       to        to       to
                                           Net  Average  Average   Average  Average   Average  Average  Portfolio
                                        Assets      Net      Net       Net      Net       Net      Net   Turnover
Year Ended April 30,                     (000)   Assets   Assets    Assets   Assets    Assets   Assets       Rate
------------------------------------------------------------------------------------------------------------------
Class A (6/99)
 2003                                  $91,793     1.17%    6.12%     1.17%    6.12%     1.16%    6.13%        24%
 2002                                   33,911     1.09     6.76      1.09     6.76      1.08     6.78         21
 2001                                   14,899     1.23     6.35      1.22     6.36      1.20     6.38         11
 2000(d)                                 5,291     1.87*    5.11*      .77*    6.22*      .72*    6.26*        56
Class B (6/99)
 2003                                   58,372     1.91     5.39      1.91     5.39      1.90     5.40         24
 2002                                   28,691     1.84     6.02      1.84     6.02      1.83     6.03         21
 2001                                   10,958     1.98     5.62      1.97     5.63      1.95     5.65         11
 2000(d)                                 2,465     2.66*    4.27*     1.51*    5.42*     1.46*    5.47*        56
Class C (6/99)
 2003                                   43,463     1.73     5.57      1.73     5.57      1.71     5.58         24
 2002                                   13,485     1.64     6.19      1.64     6.19      1.63     6.21         21
 2001                                    4,675     1.79     5.80      1.78     5.81      1.76     5.83         11
 2000(d)                                 1,694     2.49*    4.44*     1.31*    5.62*     1.26*    5.67*        56
Class R (6/99)
 2003                                    8,627      .93     6.37       .93     6.37       .92     6.38         24
 2002                                    7,096      .89     6.94       .89     6.94       .87     6.95         21
 2001                                    2,845     1.11     6.41      1.09     6.43      1.07     6.45         11
 2000(d)                                 5,249     2.02*    4.66*      .57*    6.11*      .53*    6.16*        56
------------------------------------------------------------------------------------------------------------------

*  Annualized.
(a)Total returns are calculated on net asset value without any sales charge and are not annualized.
(b)After expense reimbursement from the Adviser, where applicable.
(c)After custodian fee credit and expense reimbursement, where applicable.
(d)For the period June 7, 1999 (commencement of operations) through April 30, 2000.


                                See accompanying notes to financial statements.

----
78

Selected data for a share outstanding throughout each period:

Class (Inception Date)
                                                   Investment Operations      Less Distributions
                                                 -------------------------  ----------------------


ALL-AMERICAN


                                                                Net
                                                          Realized/
                                                         Unrealized
                                       Beginning     Net    Invest-             Net                 Ending
                                             Net Invest-       ment         Invest-                    Net
Year Ended                                 Asset    ment       Gain            ment  Capital         Asset     Total
April 30,                                  Value  Income     (Loss)   Total  Income    Gains  Total  Value Return(a)
----------------------------------------------------------------------------------------------------------------------
Class A (10/88)
 2003                                     $10.83    $.57     $  .12  $ .69    $(.58)  $  --  $(.58) $10.94      6.54%
 2002                                      10.70     .59        .11    .70     (.57)     --   (.57)  10.83      6.61
 2001                                      10.33     .57        .36    .93     (.56)     --   (.56)  10.70      9.23
 2000                                      11.43     .56      (1.08)  (.52)    (.56)   (.02)  (.58)  10.33     (4.48)
 1999                                      11.32     .57        .12    .69     (.57)   (.01)  (.58)  11.43      6.23
Class B (2/97)
 2003                                      10.84     .49        .12    .61     (.50)     --   (.50)  10.95      5.73
 2002                                      10.71     .51        .10    .61     (.48)     --   (.48)  10.84      5.79
 2001                                      10.34     .49        .36    .85     (.48)     --   (.48)  10.71      8.41
 2000                                      11.44     .49      (1.09)  (.60)    (.48)   (.02)  (.50)  10.34     (5.21)
 1999                                      11.33     .49        .12    .61     (.49)   (.01)  (.50)  11.44      5.46
Class C (6/93)
 2003                                      10.82     .51        .12    .63     (.52)     --   (.52)  10.93      5.94
 2002                                      10.69     .53        .10    .63     (.50)     --   (.50)  10.82      6.01
 2001                                      10.32     .51        .36    .87     (.50)     --   (.50)  10.69      8.63
 2000                                      11.42     .51      (1.09)  (.58)    (.50)   (.02)  (.52)  10.32     (5.02)
 1999                                      11.31     .51        .12    .63     (.51)   (.01)  (.52)  11.42      5.69
Class R (2/97)
 2003                                      10.85     .59        .12    .71     (.60)     --   (.60)  10.96      6.71
 2002                                      10.71     .61        .12    .73     (.59)     --   (.59)  10.85      6.88
 2001                                      10.34     .59        .36    .95     (.58)     --   (.58)  10.71      9.41
 2000                                      11.44     .59      (1.08)  (.49)    (.59)   (.02)  (.61)  10.34     (4.29)
 1999                                      11.32     .60        .13    .73     (.60)   (.01)  (.61)  11.44      6.54
----------------------------------------------------------------------------------------------------------------------

Class (Inception Date)
                                                                 Ratios/Supplemental Data
                                       ---------------------------------------------------------------------------
                                                  Before Credit/         After          After Credit/
                                                  Reimbursement     Reimbursement(b)   Reimbursement(c)
ALL-AMERICAN                                    -----------------  -----------------  -----------------
                                                            Ratio              Ratio              Ratio
                                                           of Net             of Net             of Net
                                                          Invest-            Invest-            Invest-
                                                Ratio of     ment  Ratio of     ment  Ratio of     ment
                                                Expenses   Income  Expenses   Income  Expenses   Income
                                         Ending       to       to        to       to        to       to
                                            Net  Average  Average   Average  Average   Average  Average  Portfolio
Year Ended                               Assets      Net      Net       Net      Net       Net      Net   Turnover
April 30,                                 (000)   Assets   Assets    Assets   Assets    Assets   Assets       Rate
-------------------------------------------------------------------------------------------------------------------
Class A (10/88)
 2003                                  $228,695      .81%    5.22%      .81%    5.22%      .81%    5.22%        25%
 2002                                   232,260      .81     5.40       .81     5.40       .80     5.40         29
 2001                                   246,468      .87     5.33       .87     5.33       .85     5.35         27
 2000                                   259,004      .84     5.29       .84     5.29       .83     5.29         53
 1999                                   312,238      .81     4.97       .81     4.98       .80     4.98         10
Class B (2/97)
 2003                                    46,719     1.56     4.47      1.56     4.47      1.56     4.47         25
 2002                                    43,402     1.56     4.65      1.56     4.65      1.55     4.66         29
 2001                                    37,370     1.62     4.59      1.62     4.59      1.60     4.60         27
 2000                                    32,536     1.59     4.54      1.59     4.54      1.58     4.55         53
 1999                                    31,804     1.56     4.21      1.54     4.23      1.54     4.23         10
Class C (6/93)
 2003                                    70,466     1.36     4.67      1.36     4.67      1.36     4.67         25
 2002                                    68,617     1.36     4.85      1.36     4.85      1.35     4.86         29
 2001                                    68,025     1.42     4.78      1.42     4.78      1.40     4.80         27
 2000                                    67,577     1.39     4.73      1.39     4.73      1.38     4.74         53
 1999                                    80,036     1.37     4.42      1.36     4.43      1.35     4.43         10
Class R (2/97)
 2003                                     5,177      .61     5.42       .61     5.42       .61     5.42         25
 2002                                     4,449      .60     5.62       .60     5.62       .60     5.62         29
 2001                                     2,546      .67     5.54       .67     5.54       .65     5.56         27
 2000                                     3,111      .64     5.50       .64     5.50       .63     5.51         53
 1999                                     2,737      .62     5.17       .61     5.17       .61     5.17         10
-------------------------------------------------------------------------------------------------------------------

(a) Total returns are calculated on net asset value without any sales charge and are not annualized.
(b) After expense reimbursement from the Adviser, where applicable.
(c) After custodian fee credit and expense reimbursement, where applicable.


                                See accompanying notes to financial statements.

----
79

Selected data for a share outstanding throughout each period:

Class (Inception Date)
                                                   Investment Operations       Less Distributions
                                                 -------------------------  -----------------------


INSURED


                                                                Net
                                                          Realized/
                                                         Unrealized
                                       Beginning     Net    Invest-             Net                  Ending
                                             Net Invest-       ment         Invest-                     Net
                                           Asset    ment       Gain            ment  Capital          Asset     Total
Year Ended April 30,                       Value  Income     (Loss)   Total  Income    Gains   Total  Value Return(a)
-----------------------------------------------------------------------------------------------------------------------
Class A (9/94)
 2003                                     $10.78    $.51      $ .42  $ .93    $(.52)   $  --  $(.52) $11.19      8.80%
 2002                                      10.71     .53        .08    .61     (.54)      --   (.54)  10.78      5.75
 2001                                      10.35     .54        .36    .90     (.54)      --   (.54)  10.71      8.86
 2000                                      11.16     .54       (.79)  (.25)    (.54)    (.02)  (.56)  10.35     (2.19)
 1999                                      11.03     .54        .16    .70     (.54)    (.03)  (.57)  11.16      6.43
Class B (2/97)
 2003                                      10.78     .43        .43    .86     (.44)      --   (.44)  11.20      8.07
 2002                                      10.72     .45        .07    .52     (.46)      --   (.46)  10.78      4.87
 2001                                      10.35     .46        .37    .83     (.46)      --   (.46)  10.72      8.17
 2000                                      11.16     .46       (.79)  (.33)    (.46)    (.02)  (.48)  10.35     (2.94)
 1999                                      11.03     .45        .16    .61     (.45)    (.03)  (.48)  11.16      5.63
Class C (9/94)
 2003                                      10.69     .45        .42    .87     (.45)      --   (.45)  11.11      8.31
 2002                                      10.63     .46        .07    .53     (.47)      --   (.47)  10.69      5.05
 2001                                      10.26     .48        .36    .84     (.47)      --   (.47)  10.63      8.36
 2000                                      11.05     .47       (.77)  (.30)    (.47)    (.02)  (.49)  10.26     (2.64)
 1999                                      10.92     .47        .16    .63     (.47)    (.03)  (.50)  11.05      5.86
Class R (12/86)
 2003                                      10.74     .53        .43    .96     (.54)      --   (.54)  11.16      9.10
 2002                                      10.68     .55        .06    .61     (.55)      --   (.55)  10.74      5.84
 2001                                      10.31     .56        .37    .93     (.56)      --   (.56)  10.68      9.18
 2000                                      11.11     .56       (.78)  (.22)    (.56)    (.02)  (.58)  10.31     (1.94)
 1999                                      10.98     .56        .15    .71     (.55)    (.03)  (.58)  11.11      6.62
-----------------------------------------------------------------------------------------------------------------------

Class (Inception Date)
                                                                 Ratios/Supplemental Data
                                       ---------------------------------------------------------------------------
                                                  Before Credit/         After          After Credit/
                                                  Reimbursement     Reimbursement(b)   Reimbursement(c)
INSURED                                         -----------------  -----------------  -----------------
                                                            Ratio              Ratio              Ratio
                                                           of Net             of Net             of Net
                                                          Invest-            Invest-            Invest-
                                                Ratio of     ment  Ratio of     ment  Ratio of     ment
                                                Expenses   Income  Expenses   Income  Expenses   Income
                                         Ending       to       to        to       to        to       to
                                            Net  Average  Average   Average  Average   Average  Average  Portfolio
                                         Assets      Net      Net       Net      Net       Net      Net   Turnover
Year Ended April 30,                      (000)   Assets   Assets    Assets   Assets    Assets   Assets       Rate
-------------------------------------------------------------------------------------------------------------------
Class A (9/94)
 2003                                  $193,907      .81%    4.66%      .81%    4.66%      .80%    4.66%        31%
 2002                                   142,345      .84     4.86       .84     4.86       .84     4.87         35
 2001                                   120,700      .83     5.10       .83     5.10       .82     5.11         20
 2000                                   109,729      .83     5.09       .83     5.09       .83     5.09         44
 1999                                   109,986      .82     4.80       .82     4.80       .81     4.80         13
Class B (2/97)
 2003                                    44,579     1.56     3.91      1.56     3.91      1.55     3.91         31
 2002                                    30,529     1.59     4.11      1.59     4.11      1.59     4.12         35
 2001                                    24,161     1.58     4.35      1.58     4.35      1.57     4.35         20
 2000                                    17,035     1.59     4.35      1.59     4.35      1.58     4.35         44
 1999                                    13,602     1.56     4.05      1.56     4.05      1.56     4.05         13
Class C (9/94)
 2003                                    33,172     1.36     4.10      1.36     4.10      1.35     4.11         31
 2002                                    21,871     1.39     4.31      1.39     4.31      1.39     4.32         35
 2001                                    14,858     1.38     4.55      1.38     4.55      1.37     4.56         20
 2000                                    10,990     1.38     4.54      1.38     4.54      1.38     4.54         44
 1999                                    10,947     1.36     4.25      1.36     4.25      1.36     4.25         13
Class R (12/86)
 2003                                   678,397      .61     4.86       .61     4.86       .60     4.87         31
 2002                                   653,220      .64     5.06       .64     5.06       .64     5.07         35
 2001                                   640,759      .63     5.30       .63     5.30       .62     5.31         20
 2000                                   636,872      .63     5.28       .63     5.28       .62     5.29         44
 1999                                   726,228      .62     5.00       .62     5.00       .62     5.00         13
-------------------------------------------------------------------------------------------------------------------

(a)Total returns are calculated on net asset value without any sales charge and are not annualized.
(b)After expense reimbursement from the Adviser, where applicable.
(c)After custodian fee credit and expense reimbursement, where applicable.



                                See accompanying notes to financial statements.

----
80

Selected data for a share outstanding throughout each period:

Class (Inception Date)
                                                   Investment Operations       Less Distributions
                                                 -------------------------  -----------------------


INTERMEDIATE DURATION



                                                                Net
                                                          Realized/
                                       Beginning     Net Unrealized             Net                  Ending
                                             Net Invest-    Invest-         Invest-                     Net
                                           Asset    ment  ment Gain            ment  Capital          Asset     Total
Year Ended April 30,                       Value  Income     (Loss)   Total  Income    Gains   Total  Value Return(a)
-----------------------------------------------------------------------------------------------------------------------
Class A (6/95)
 2003                                      $9.27    $.44      $ .10  $ .54    $(.44)   $(.05) $(.49)  $9.32      5.85%
 2002                                       9.23     .45        .05    .50     (.45)    (.01)  (.46)   9.27      5.54
 2001                                       8.91     .45        .33    .78     (.45)    (.01)  (.46)   9.23      8.99
 2000                                       9.57     .45       (.65)  (.20)    (.45)    (.01)  (.46)   8.91     (2.02)
 1999                                       9.46     .45        .13    .58     (.45)    (.02)  (.47)   9.57      6.28
Class B (2/97)
 2003                                       9.27     .37        .10    .47     (.36)    (.05)  (.41)   9.33      5.15
 2002                                       9.23     .38        .05    .43     (.38)    (.01)  (.39)   9.27      4.73
 2001                                       8.91     .38        .34    .72     (.39)    (.01)  (.40)   9.23      8.19
 2000                                       9.57     .39       (.66)  (.27)    (.38)    (.01)  (.39)   8.91     (2.78)
 1999                                       9.46     .38        .13    .51     (.38)    (.02)  (.40)   9.57      5.49
Class C (6/95)
 2003                                       9.27     .39        .10    .49     (.38)    (.05)  (.43)   9.33      5.35
 2002                                       9.22     .40        .06    .46     (.40)    (.01)  (.41)   9.27      5.05
 2001                                       8.90     .40        .33    .73     (.40)    (.01)  (.41)   9.22      8.36
 2000                                       9.57     .40       (.66)  (.26)    (.40)    (.01)  (.41)   8.90     (2.71)
 1999                                       9.44     .40        .15    .55     (.40)    (.02)  (.42)   9.57      5.91
Class R (11/76)
 2003                                       9.28     .46        .09    .55     (.45)    (.05)  (.50)   9.33      6.05
 2002                                       9.24     .47        .05    .52     (.47)    (.01)  (.48)   9.28      5.74
 2001                                       8.91     .47        .34    .81     (.47)    (.01)  (.48)   9.24      9.32
 2000                                       9.58     .47       (.66)  (.19)    (.47)    (.01)  (.48)   8.91     (1.93)
 1999                                       9.46     .47        .14    .61     (.47)    (.02)  (.49)   9.58      6.59
-----------------------------------------------------------------------------------------------------------------------

Class (Inception Date)
                                                                  Ratios/Supplemental Data
                                       -----------------------------------------------------------------------------
                                                    Before Credit/         After          After Credit/
                                                    Reimbursement     Reimbursement(b)   Reimbursement(c)
INTERMEDIATE DURATION                             -----------------  -----------------  -----------------
                                                              Ratio              Ratio              Ratio
                                                             of Net             of Net             of Net
                                                            Invest-            Invest-            Invest-
                                                  Ratio of     ment  Ratio of     ment  Ratio of     ment
                                                  Expenses   Income  Expenses   Income  Expenses   Income
                                           Ending       to       to        to       to        to       to
                                              Net  Average  Average   Average  Average   Average  Average  Portfolio
                                           Assets      Net      Net       Net      Net       Net      Net   Turnover
Year Ended April 30,                        (000)   Assets   Assets    Assets   Assets    Assets   Assets       Rate
---------------------------------------------------------------------------------------------------------------------
Class A (6/95)
 2003                                  $  269,694      .79%    4.67%      .79%    4.67%      .79%    4.67%        28%
 2002                                     258,363      .80     4.83       .80     4.83       .79     4.83         15
 2001                                     192,021      .79     4.90       .79     4.90       .78     4.91          9*
 2000                                     116,621      .80     5.01       .80     5.01       .79     5.02         13
 1999                                     120,418      .77     4.71       .77     4.71       .77     4.71         12
Class B (2/97)
 2003                                      35,116     1.54     3.93      1.54     3.93      1.53     3.93         28
 2002                                      18,837     1.55     4.08      1.55     4.08      1.54     4.09         15
 2001                                      12,912     1.54     4.15      1.54     4.15      1.53     4.16          9*
 2000                                      11,560     1.55     4.27      1.55     4.27      1.54     4.28         13
 1999                                      10,086     1.52     3.96      1.52     3.96      1.52     3.96         12
Class C (6/95)
 2003                                      48,890     1.34     4.12      1.34     4.12      1.34     4.13         28
 2002                                      31,690     1.35     4.28      1.35     4.28      1.34     4.28         15
 2001                                      18,421     1.34     4.35      1.34     4.35      1.33     4.36          9*
 2000                                       6,920     1.35     4.47      1.35     4.47      1.34     4.48         13
 1999                                       7,191     1.32     4.15      1.32     4.15      1.32     4.15         12
Class R (11/76)
 2003                                   2,557,682      .59     4.87       .59     4.87       .59     4.87         28
 2002                                   2,550,022      .60     5.03       .60     5.03       .59     5.03         15
 2001                                   2,531,085      .59     5.11       .59     5.11       .58     5.11          9*
 2000                                   2,495,259      .59     5.21       .59     5.21       .59     5.22         13
 1999                                   2,834,016      .57     4.90       .57     4.90       .57     4.90         12
---------------------------------------------------------------------------------------------------------------------

* The cost of securities acquired in the acquisition of Nuveen Intermediate Municipal Bond Fund of $53,652,345 were excluded from the portfolio turnover rate calculation.
(a) Total returns are calculated on net asset value without any sales charge and are not annualized.
(b) After expense reimbursement from the Adviser, where applicable.
(c) After custodian fee credit and expense reimbursement, where applicable.


                                See accompanying notes to financial statements.

----
81

Selected data for a share outstanding throughout each period:


Class (Inception Date)
                                                   Investment Operations      Less Distributions
                                                 -------------------------  ----------------------


LIMITED TERM



                                                                Net
                                                          Realized/
                                       Beginning     Net Unrealized             Net                 Ending
                                             Net Invest-    Invest-         Invest-                    Net
                                           Asset    ment  ment Gain            ment  Capital         Asset     Total
Year Ended April 30,                       Value  Income     (Loss)   Total  Income    Gains  Total  Value Return(a)
----------------------------------------------------------------------------------------------------------------------
Class A (10/87)
 2003                                     $10.72    $.42      $ .16  $ .58    $(.44)     $-- $(.44) $10.86      5.52%
 2002                                      10.63     .48        .10    .58     (.49)      --  (.49)  10.72      5.54
 2001                                      10.35     .49        .28    .77     (.49)      --  (.49)  10.63      7.62
 2000                                      10.89     .49       (.55)  (.06)    (.48)      --  (.48)  10.35      (.57)
 1999                                      10.80     .49        .10    .59     (.50)      --  (.50)  10.89      5.57
Class C (12/95)
 2003                                      10.70     .37        .18    .55     (.41)      --  (.41)  10.84      5.18
 2002                                      10.61     .44        .10    .54     (.45)      --  (.45)  10.70      5.20
 2001                                      10.34     .45        .28    .73     (.46)      --  (.46)  10.61      7.16
 2000                                      10.87     .45       (.54)  (.09)    (.44)      --  (.44)  10.34      (.82)
 1999                                      10.79     .45        .10    .55     (.47)      --  (.47)  10.87      5.13
Class R (2/97)
 2003                                      10.68     .43        .18    .61     (.47)      --  (.47)  10.82      5.77
 2002                                      10.60     .50        .09    .59     (.51)      --  (.51)  10.68      5.70
 2001                                      10.33     .51        .28    .79     (.52)      --  (.52)  10.60      7.78
 2000                                      10.87     .51       (.55)  (.04)    (.50)      --  (.50)  10.33      (.35)
 1999                                      10.78     .51        .11    .62     (.53)      --  (.53)  10.87      5.81
----------------------------------------------------------------------------------------------------------------------

Class (Inception Date)
                                                                 Ratios/Supplemental Data
                                       ---------------------------------------------------------------------------
                                                  Before Credit/         After          After Credit/
                                                  Reimbursement     Reimbursement(b)   Reimbursement(c)
LIMITED TERM                                    -----------------  -----------------  -----------------
                                                            Ratio              Ratio              Ratio
                                                           of Net             of Net             of Net
                                                          Invest-            Invest-            Invest-
                                                Ratio of     ment  Ratio of     ment  Ratio of     ment
                                                Expenses   Income  Expenses   Income  Expenses   Income
                                         Ending       to       to        to       to        to       to
                                            Net  Average  Average   Average  Average   Average  Average  Portfolio
                                         Assets      Net      Net       Net      Net       Net      Net   Turnover
Year Ended April 30,                      (000)   Assets   Assets    Assets   Assets    Assets   Assets       Rate
-------------------------------------------------------------------------------------------------------------------
Class A (10/87)
 2003                                  $508,735      .73%    3.85%      .73%    3.85%      .72%    3.86%        31%
 2002                                   405,542      .75     4.46       .75     4.46       .73     4.47         26
 2001                                   359,383      .76     4.65       .76     4.65       .76     4.65         22
 2000                                   382,808      .73     4.63       .73     4.63       .73     4.63         37
 1999                                   456,171      .77     4.45       .77     4.45       .77     4.45         16
Class C (12/95)
 2003                                   330,728     1.08     3.45      1.08     3.45      1.08     3.46         31
 2002                                   148,198     1.09     4.11      1.09     4.11      1.08     4.12         26
 2001                                    75,476     1.11     4.30      1.11     4.30      1.11     4.30         22
 2000                                    77,228     1.08     4.28      1.08     4.28      1.08     4.28         37
 1999                                    88,044     1.12     4.09      1.12     4.09      1.12     4.09         16
Class R (2/97)
 2003                                     8,308      .53     3.99       .53     3.99       .53     3.99         31
 2002                                     3,219      .52     4.64       .52     4.64       .51     4.65         26
 2001                                       384      .56     4.84       .56     4.84       .56     4.85         22
 2000                                       335      .53     4.81       .53     4.81       .53     4.81         37
 1999                                     1,173      .57     4.64       .57     4.64       .57     4.64         16
-------------------------------------------------------------------------------------------------------------------

(a) Total returns are calculated on net asset value without any sales charge and are not annualized.
(b) After expense reimbursement from the Adviser, where applicable.
(c) After custodian fee credit and expense reimbursement, where applicable.



                                See accompanying notes to financial statements.

----
82

Report of Independent Accountants


To the Board of Trustees and Shareholders of Nuveen Municipal Trust:

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Nuveen High Yield Municipal Bond Fund, Nuveen All-American Municipal Bond Fund, Nuveen Insured Municipal Bond Fund, Nuveen Intermediate Duration Municipal Bond Fund and Nuveen Limited Term Municipal Bond Fund (constituting the Nuveen Municipal Trust, hereafter referred to as the "Funds") at April 30, 2003, the results of each of their operations for the two years then ended, the changes in each of their net assets and the financial highlights for the two years then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at April 30, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The financial highlights of the Funds as of April 30, 2001 and for the periods then ended and prior were audited by other independent accountants who have ceased operations. Those independent accountants expressed an unqualified opinion on those statements in their report dated June 7, 2001.

PRICEWATERHOUSECOOPERS LLP

Chicago, Illinois
June 20, 2003


----
83

                                     Notes

--------------------------------------------------------------------------------
84

                                     Notes

--------------------------------------------------------------------------------
85

--------------------------------------------------------------------------------
  Trustees and Officers
================================================================================

The management of the Fund, including general supervision of the duties performed for the Fund under the management agreement between Nuveen Advisory and the Fund, is the responsibility of the Board of Trustees of the Fund. The number of trustees of the Fund is currently set at seven. None of the trustees who are not "interested" persons of the Fund has ever been a director or employee of, or consultant to, Nuveen or its affiliates. The names and business addresses of the trustees and officers of the Fund, their principal occupations and other affiliations during the past five years, the number of portfolios each oversees and other directorships they hold are set forth below.

The Funds' Statement of Additional Information ("SAI") includes more information about the Trustees. To request a free copy, call Nuveen Investments at (800) 257-8787.

                                                                                                         Number of
                                                                                                       Portfolios in
Name,                       Position(s)      Year First  Principal Occupation(s)                       Fund Complex
Birthdate                   Held with        Elected or  Including other Directorships                  Overseen by
and Address                 the Fund        Appointed(2) During Past 5 Years                              Trustee
--------------------------------------------------------------------------------------------------------------------

Trustee who is an interested person of the Funds:


--------------------------------------------------------------------------------------------------------------------
Timothy R. Schwertfeger (1) Chairman of the     1997     Chairman and Director (since 1996) of Nuveen       140
3/28/49                     Board and                    Investments, Inc. and Nuveen Investments,
333 W. Wacker Drive         Trustee                      LLC; Director (since 1992) and Chairman
Chicago, IL 60606                                        (since 1996) of Nuveen Advisory Corp. and
                                                         Nuveen Institutional Advisory Corp.;
                                                         Chairman and Director (since 1997) of Nuveen
                                                         Asset Management, Inc.; Director (since
                                                         1996) of Institutional Capital Corporation;
                                                         Chairman and Director (since 1999) of
                                                         Rittenhouse Asset Management, Inc.; Chairman
                                                         of Nuveen Investment Advisers Inc. (since
                                                         2002).

Trustees who are not interested persons of the Funds:


--------------------------------------------------------------------------------------------------------------------
Robert P. Bremner           Trustee             1997     Private Investor and Management Consultant.        122
8/22/40
333 W. Wacker Drive
Chicago, IL 60606


--------------------------------------------------------------------------------------------------------------------
Lawrence H. Brown           Trustee             1993     Retired (August 1989) as Senior Vice               122
7/29/34                                                  President of The Northern Trust Company;
333 W. Wacker Drive                                      Director of the United Way of Highland
Chicago, IL 60606                                        Park-Highwood (since 2002).


--------------------------------------------------------------------------------------------------------------------
Anne E. Impellizzeri        Trustee             1994     Retired, formerly, Executive Director (since       122
1/26/33                                                  1998) of Manitoga/The Russel Wright Design
333 W. Wacker Drive                                      Center; prior thereto, President and Chief
Chicago, IL 60606                                        Executive Officer of Blanton-Peale Institute
                                                         (since 1990); prior thereto, Vice President,
                                                         Metropolitan Life Insurance Co.


--------------------------------------------------------------------------------------------------------------------
Peter R. Sawers             Trustee             1991     Adjunct Professor of Business and Economics,       122
4/3/33                                                   University of Dubuque, Iowa; formerly
333 W. Wacker Drive                                      (1991-2000) Adjunct Professor, Lake Forest
Chicago, IL 60606                                        Graduate School of Management, Lake Forest,
                                                         Illinois; prior thereto, Executive Director,
                                                         Towers Perrin Australia, a management
                                                         consulting firm; Chartered Financial
                                                         Analyst; Certified Management Consultant;
                                                         Director, Executive Service Corps of Chicago
                                                         and Director, Hadley School for the Blind,
                                                         both not-for-profit organizations.


--------------------------------------------------------------------------------------------------------------------
William J. Schneider        Trustee             1997     Senior Partner and Chief Operating Officer,        122
9/24/44                                                  Miller-Valentine Group, Vice President,
333 W. Wacker Drive                                      Miller-Valentine Realty, a development and
Chicago, IL 60606                                        contract company; Chair, Miami Valley
                                                         Hospital; Chair, Miami Valley Economic
                                                         Development Coalition; formerly, Member,
                                                         Community Advisory Board, National City
                                                         Bank, Dayton, Ohio and Business Advisory
                                                         Council, Cleveland Federal Reserve Bank.


--------------------------------------------------------------------------------------------------------------------
Judith M. Stockdale         Trustee             1997     Executive Director, Gaylord and Dorothy            122
12/29/47                                                 Donnelley Foundation (since 1994); prior
333 W. Wacker Drive                                      thereto, Executive Director, Great Lakes
Chicago, IL 60606                                        Protection Fund (from 1990 to 1994).

----
86

--------------------------------------------------------------------------------

                                                                                                      Number of
                                                                                                    Portfolios in
Name,                 Position(s)         Year First  Principal Occupation(s)                       Fund Complex
Birthdate             Held with           Elected or  Including other Directorships                  Overseen by
and Address           the Fund           Appointed(3) During Past 5 Years                              Officer
-----------------------------------------------------------------------------------------------------------------

Officers of the Funds:


-----------------------------------------------------------------------------------------------------------------
Gifford R. Zimmerman  Chief                  1988     Managing Director (since 2002), Assistant          140
9/9/56                Administrative                  Secretary and Associate General Counsel,
333 W. Wacker Drive   Officer                         formerly, Vice President and Assistant
Chicago, IL 60606                                     General Counsel of Nuveen Investments, LLC;
                                                      Managing Director (since 2002), General
                                                      Counsel and Assistant Secretary, formerly,
                                                      Vice President of Nuveen Advisory Corp. and
                                                      Nuveen Institutional Advisory Corp.;
                                                      Managing Director (since 2002), Assistant
                                                      Secretary and Associate General Counsel,
                                                      formerly, Vice President (since 2000), of
                                                      Nuveen Asset Management, Inc.; Assistant
                                                      Secretary of Nuveen Investments, Inc. (since
                                                      1994); Assistant Secretary of NWQ Investment
                                                      Management Company, LLC (since 2002); Vice
                                                      President and Assistant Secretary of Nuveen
                                                      Investments Advisers Inc. (since 2002);
                                                      Managing Director, Associate General Counsel
                                                      and Assistant Secretary of Rittenhouse Asset
                                                      Management, Inc. (since May 2003); Chartered
                                                      Financial Analyst.


-----------------------------------------------------------------------------------------------------------------
Michael T. Atkinson   Vice President and     2000     Vice President (since 2002), formerly,             140
2/3/66                Assistant                       Assistant Vice President (since 2000),
333 W. Wacker Drive   Secretary                       previously, Associate of Nuveen Investments,
Chicago, IL 60606                                     LLC.


-----------------------------------------------------------------------------------------------------------------
Paul L. Brennan       Vice President         1999     Vice President (since 2002), formerly,             134
11/10/66                                              Assistant Vice President (since 1997), of
333 W. Wacker Drive                                   Nuveen Advisory Corp.; prior thereto,
Chicago, IL 60606                                     portfolio manager of Flagship Financial
                                                      Inc.; Chartered Financial Analyst and
                                                      Certified Public Accountant.


-----------------------------------------------------------------------------------------------------------------
Peter H. D'Arrigo     Vice President and     1999     Vice President of Nuveen Investments, LLC          140
11/28/67              Treasurer                       (since 1999), prior thereto, Assistant Vice
333 W. Wacker Drive                                   President (since 1997); Vice President and
Chicago, IL 60606                                     Treasurer of Nuveen Investments, Inc. (since
                                                      1999); Vice President and Treasurer of
                                                      Nuveen Advisory Corp. and Nuveen
                                                      Institutional Advisory Corp (since 1999);
                                                      Vice President and Treasurer of Nuveen Asset
                                                      Management, Inc. (since 2002) and of Nuveen
                                                      Investments Advisers Inc. (since 2002);
                                                      Assistant Treasurer of NWQ Investment
                                                      Management Company, LLC (since 2002);
                                                      Chartered Financial Analyst.


-----------------------------------------------------------------------------------------------------------------
Susan M. DeSanto      Vice President         2001     Vice President of Nuveen Advisory Corp.            140
9/8/54                                                (since 2001); previously, Vice President of
333 W. Wacker Drive                                   Van Kampen Investment Advisory Corp. (since
Chicago, IL 60606                                     1998); Vice President of Nuveen
                                                      Institutional Advisory Corp. (since 2002);
                                                      prior thereto, Assistant Vice President of
                                                      Van Kampen Investment Advisory Corp. (since
                                                      1994).


-----------------------------------------------------------------------------------------------------------------
Jessica R. Droeger    Vice President and     2000     Vice President (since 2002) and Assistant          140
9/24/64               Secretary                       General Counsel (since 1998); formerly,
333 W. Wacker Drive                                   Assistant Vice President (since 1998) of
Chicago, IL 60606                                     Nuveen Investments, LLC; Vice President
                                                      (since 2002) and Assistant Secretary (since
                                                      1998), formerly Assistant Vice President of
                                                      Nuveen Advisory Corp. and Nuveen
                                                      Institutional Advisory Corp.


-----------------------------------------------------------------------------------------------------------------
Lorna C. Ferguson     Vice President         1998     Vice President of Nuveen Investments, LLC;         140
10/24/45                                              Vice President (since 1998) of Nuveen
333 W. Wacker Drive                                   Advisory Corp. and Nuveen Institutional
Chicago, IL 60606                                     Advisory Corp.


-----------------------------------------------------------------------------------------------------------------
William M. Fitzgerald Vice President         1995     Managing Director (since 2002) of Nuveen           140
3/2/64                                                Investments, LLC; Managing Director (since
333 W. Wacker Drive                                   2001), formerly Vice President of Nuveen
Chicago, IL 60606                                     Advisory Corp. and Nuveen Institutional
                                                      Advisory Corp. (since 1995); Managing
                                                      Director of Nuveen Asset Management, Inc.
                                                      (since 2001); Vice President of Nuveen
                                                      Investment Advisers Inc. (since 2002);
                                                      Chartered Financial Analyst.

----
87

================================================================================

                                                                                                        Number of
                                                                                                      Portfolios in
Name,                   Position(s)         Year First  Principal Occupation(s)                       Fund Complex
Birthdate               Held with           Elected or  Including other Directorships                  Overseen by
and Address             the Fund           Appointed(3) During Past 5 Years                              Officer
-------------------------------------------------------------------------------------------------------------------
Stephen D. Foy          Vice President and     1998     Vice President (since 1993) and Funds              140
5/31/54                 Controller                      Controller (since 1998) of Nuveen
333 W. Wacker Drive                                     Investments, LLC and Vice President and
Chicago, IL 60606                                       Funds Controller (since 1998) of Nuveen
                                                        Investments, Inc.; Certified Public
                                                        Accountant.


-------------------------------------------------------------------------------------------------------------------
J. Thomas Futrell       Vice President         1992     Vice President of Nuveen Advisory Corp.;           134
7/5/55                                                  Chartered Financial Analyst.
333 W. Wacker Drive
Chicago, IL 60606


-------------------------------------------------------------------------------------------------------------------
Richard A. Huber        Vice President         1997     Vice President of Nuveen Institutional             134
3/26/63                                                 Advisory Corp. (since 1998) and Nuveen
333 W. Wacker Drive                                     Advisory Corp. (since 1997); prior
Chicago, IL 60606                                       thereto, Vice President and Portfolio
                                                        Manager of Flagship Financial, Inc.


-------------------------------------------------------------------------------------------------------------------
Steven J. Krupa         Vice President         1990     Vice President of Nuveen Advisory Corp.            134
8/21/57
333 W. Wacker Drive
Chicago, IL 60606


-------------------------------------------------------------------------------------------------------------------
David J. Lamb           Vice President         2000     Vice President (since 2000) of Nuveen              140
3/22/63                                                 Investments, LLC, previously Assistant Vice
333 W. Wacker Drive                                     President (since 1999); prior thereto,
Chicago, IL 60606                                       Associate of Nuveen Investments, LLC;
                                                        Certified Public Accountant.


-------------------------------------------------------------------------------------------------------------------
Tina M. Lazar           Vice President         2002     Vice President (since 1999), previously,           140
8/27/61                                                 Assistant Vice President (since 1993) of
333 W. Wacker Drive                                     Nuveen Investments, LLC.
Chicago, IL 60606


-------------------------------------------------------------------------------------------------------------------
Larry W. Martin         Vice President and     1988     Vice President, Assistant Secretary and            140
7/27/51                 Assistant                       Assistant General Counsel of Nuveen
333 W. Wacker Drive     Secretary                       Investments, LLC; Vice President and
Chicago, IL 60606                                       Assistant Secretary of Nuveen Advisory Corp.
                                                        and Nuveen Institutional Advisory Corp.;
                                                        Assistant Secretary of Nuveen Investments,
                                                        Inc. and (since 1997) Nuveen Asset
                                                        Management, Inc.; Vice President (since
                                                        2000), Assistant Secretary and Assistant
                                                        General Counsel (since 1998) of Rittenhouse
                                                        Asset Management, Inc.; Vice President and
                                                        Assistant Secretary of Nuveen Investments
                                                        Advisers Inc. (since 2002); Assistant
                                                        Secretary of NWQ Investment Management
                                                        Company, LLC (since 2002).


-------------------------------------------------------------------------------------------------------------------
Edward F. Neild, IV     Vice President         1996     Managing Director (since 2002) of Nuveen           140
7/7/65                                                  Investments, LLC; Managing Director (since
333 W. Wacker Drive                                     1997), formerly Vice President (since 1996)
Chicago, IL 60606                                       of Nuveen Advisory Corp. and Nuveen
                                                        Institutional Advisory Corp.; Managing
                                                        Director of Nuveen Asset Management, Inc.
                                                        (since 1999). Chartered Financial Analyst.


-------------------------------------------------------------------------------------------------------------------
Thomas J. O'Shaughnessy Vice President         1999     Vice President (since 2002), formerly,             134
9/4/60                                                  Assistant Vice President (since 1998), of
333 W. Wacker Drive                                     Nuveen Advisory Corp.; prior thereto,
Chicago, IL 60606                                       portfolio manager.


-------------------------------------------------------------------------------------------------------------------
Thomas C. Spalding      Vice President         1982     Vice President of Nuveen Advisory Corp. and        134
7/31/51                                                 Nuveen Institutional Advisory Corp.;
333 W. Wacker Drive                                     Chartered Financial Analyst.
Chicago, IL 60606

(1)Mr. Schwertfeger is an "interested person" of the Funds, as defined in the Investment Company Act of 1940, because he is an officer and trustee of Nuveen Institutional Advisory Corp.
(2)Trustees serve an indefinite term until his/her successor is elected.
(3)Officers serve one year terms through July of each year.

----
88

--------------------------------------------------------------------------------
Fund Information
================================================================================
Fund Manager              Legal Counsel                 Transfer Agent and
Nuveen Advisory Corp.     Morgan, Lewis & Bockius LLP   Shareholder Services
333 West Wacker Drive     Washington, D.C               Boston Financial
Chicago, IL 60606                                       Data Services, Inc.

                          Independent Accountants       Nuveen Investor Services
                          PricewaterhouseCoopers LLP    P.O. Box 8530
                          Chicago, IL                   Boston, MA 02266-8530
                                                        (800) 257-8787

                          Custodian
                          State Street Bank & Trust
                          Boston, MA
================================================================================

Glossary of Terms Used in this Report

Average Annual Total Return: This is a commonly used method to express an investment's performance over a particular, usually multi-year time period. It expresses the return (including change in NAV and reinvested dividends) that would have been necessary on an annual basis to equal the investment's actual performance over the time period being considered.

Average Effective Maturity: The average of all the maturities of the bonds in a fund's portfolio, computed by weighting each maturity date (the date the security comes due) by the market value of the security. This figure does not account for the likelihood of prepayments or the exercise of call provisions.

Duration: Duration is a measure of a bond or bond fund's sensitivity to changes in interest rates. Generally, the longer a bond or fund's duration, the more the price of the bond or fund will change as interest rates change.

Market Yield (also known as Dividend Yield or Current Yield): An investment's current annualized dividend divided by its current offering price.

Net Asset Value (NAV): A fund's NAV is the dollar value of one share in the fund. It is calculated by subtracting the liabilities of the fund from its total assets and then dividing the remainder by the number of shares outstanding. Fund NAVs are calculated at the end of each business day.

SEC Yield: A standardized measure of a fund's yield that accounts for the future amortization of premiums or discounts of bonds held in the fund's portfolio.

Taxable-Equivalent Yield: The yield necessary from a fully taxable investment to equal, on an after-tax basis, the yield of a municipal bond investment.



================================================================================
NASD Regulation, Inc. provides a Public Disclosure Program which supplies certain information regarding the disciplinary history of NASD members and their associated persons in response to either telephone inquiries at (800) 289-9999 or written inquiries at www.nasdr.com. NASD Regulation, Inc. also provides an investor brochure that includes information describing the Public Disclosure Program.

-----
89

--------------------------------------------------------------------------------
                      Serving
                 Investors
                          for Generations
--------------------------------------------------------------------------------

                          Since 1898, financial advisors and their clients have relied on Nuveen Investments to provide dependable investment solutions. For the past century, Nuveen Investments has adhered to the belief that the best approach to investing is to apply conservative risk-management principles to help minimize volatility.

                          Building on this tradition, we today offer a range of high quality equity and fixed-income solutions that are integral to a well-diversified core portfolio. Our clients have come to appreciate this diversity, as well as our continued adherence to proven, long-term investing principles.

                          Managing $80 billion in assets, Nuveen Investments offers access to a number of different asset classes and investing solutions through a variety of products. Nuveen Investments markets its capabilities under four distinct brands: Nuveen, a leader in tax-free investments; NWQ, a leader in value-style equities; Rittenhouse, a leader in growth-style equities;
                          and Symphony, a leading institutional manager of market-neutral alternative investment portfolios.

                          To learn more about the products and services Nuveen Investments offers and for a prospectus, where applicable, talk to your financial advisor, or call us at (800) 257-8787. Please read the information carefully before you invest.




Distributed by

Nuveen Investments, LLC | 333 West Wacker Drive | Chicago, Illinois 60606 | www.nuveen.com

ITEM 1. REPORTS TO STOCKHOLDERS.

INSERT SEMIANNUAL REPORT HERE

ITEM 2. CODE OF ETHICS.

Not applicable at this time.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 1. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5-6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable to this registrant.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's Disclosure Controls and Procedures are effective, based on their evaluation of such Disclosure Controls and Procedures as of a date within 90 days of the filing of this report on Form N-CSR.

(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of our evaluation.

ITEM 10. EXHIBITS

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment hereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) in the exact form set forth below: Attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Municipal Trust
             --------------------------------------------------------

By (Signature and Title)* /s/ Jessica R. Droeger
                          -------------------------------------------
                         Jessica R. Droeger
                         Vice President and Secretary

Date July 8, 2003
     ----------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Gifford R. Zimmerman
                          -------------------------------------------
                          Gifford R. Zimmerman
                          Chief Administrative Officer
                          (Principal Executive Officer)

Date July 8, 2003
     ----------------------------------------------------------------

By (Signature and Title)* /s/ Stephen D. Foy
                          -------------------------------------------
                          Stephen D. Foy
                          Vice President and Controller
                          (Principal Financial Officer)

Date July 8, 2003
     ----------------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.